NATIONWIDE

VARIABLE

ACCOUNT-II

Annual Report

to

Contract Owners

December 31, 2009

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2009

Assets:
Investments at fair value:
Balanced Portfolio - Class S Shares (ALBS)
18,750 shares (cost $257,488)	$220,312
MidCap Growth Portfolio - Class S Shares (ALMCS)
41,685 shares (cost $716,887)	432,686
Growth Fund - Class 1 (AFGF)
221,525 shares (cost $11,216,429)	10,289,853
High-Income Bond Fund - Class 1 (AFHY)
165,430 shares (cost $1,490,490)	1,735,362
U.S. Government/AAA - Rated Securities Fund - Class 1 (AFGC)
111,300 shares (cost $1,327,375)	1,355,630
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
2,100,135 shares (cost $27,129,538)	28,183,805
Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)
290,301 shares (cost $1,682,840)	1,701,165
U.S. Equity Flex I Portfolio (WSCP)
2,804,064 shares (cost $33,402,398)	34,966,676
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
1,090,415 shares (cost $4,688,398)	6,073,614
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
486,875 shares (cost $13,265,296)	13,598,431
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
3,282,808 shares (cost $110,347,659)	108,890,727
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
1,110,655 shares (cost $4,595,569)	5,164,545
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
521,155 shares (cost $1,835,292)	2,371,257
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
4,289,451 shares (cost $217,190,330)	194,440,807
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
211,498 shares (cost $6,546,648)	9,534,336
Investors Growth Stock Series - Service Class (MIGSC)
1,395,786 shares (cost $12,951,004)	13,427,458
Value Series - Service Class (MVFSC)
29,059,375 shares (cost $292,393,976)	339,413,504

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Core Plus Fixed Income Portfolio - Class I (MSVFI)
208,416 shares (cost $2,152,015)	$2,069,567
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2,487,981 shares (cost $24,162,524)	24,506,612
Emerging Markets Debt Portfolio - Class I (MSEM)
571,711 shares (cost $4,565,498)	4,430,760
Emerging Markets Debt Portfolio - Class II (MSEMB)
174,502 shares (cost $1,377,777)	1,345,407
U.S. Real Estate Portfolio - Class I (MSVRE)
3,487 shares (cost $28,722)	35,397
U.S. Real Estate Portfolio - Class II (MSVREB)
1,103 shares (cost $9,053)	11,147
Managed Allocation Fund - Moderate Growth II (VFMG2)
525,290 shares (cost $5,201,975)	4,554,269
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
159,732 shares (cost $1,794,560)	1,760,252
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
5,471 shares (cost $69,371)	69,695
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
340,737 shares (cost $4,120,416)	4,337,579
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
80,707,248 shares (cost $1,309,411,535)	1,265,489,654
American Funds NVIT Bond Fund - Class II (GVABD2)
48,931,670 shares (cost $519,209,664)	521,122,282
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
4,477,237 shares (cost $97,564,252)	88,514,982
American Funds NVIT Growth Fund - Class II (GVAGR2)
3,094,684 shares (cost $179,199,580)	142,386,405
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
14,672,005 shares (cost $476,156,677)	491,952,336
Federated NVIT High Income Bond Fund - Class I (HIBF)
1,536,028 shares (cost $11,609,958)	10,137,784
Federated NVIT High Income Bond Fund - Class III (HIBF3)
10,751,736 shares (cost $61,955,075)	70,853,938
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
52,743 shares (cost $694,430)	599,158
Gartmore NVIT Emerging Markets Fund - Class II (GEM2)
192,534 shares (cost $2,469,543)	2,166,006

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
3,588,356 shares (cost $54,540,723)	$40,691,957
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)
4,834,268 shares (cost $67,035,748)	54,772,254
Gartmore NVIT Global Utilities Fund - Class II (GVGU2)
43,239 shares (cost $490,016)	350,666
Gartmore NVIT Global Utilities Fund - Class III (GVGU)
433,751 shares (cost $4,471,145)	3,517,719
Gartmore NVIT International Equity Fund - Class I (GIG)
7,930 shares (cost $59,126)	63,519
Gartmore NVIT International Equity Fund - Class III (GIG3)
4,354,350 shares (cost $37,491,379)	34,921,884
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2,055,564 shares (cost $14,224,717)	16,444,515
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
248,041 shares (cost $3,617,821)	2,534,983
Gartmore NVIT Worldwide Leaders Fund - Class VI (NVGWL6)
53,474 shares (cost $512,405)	547,037
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
12,080,794 shares (cost $91,945,735)	102,082,706
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
1,359,734 shares (cost $9,432,520)	11,435,366
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
190,918 shares (cost $1,668,995)	1,609,442
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
33,408,430 shares (cost $305,377,308)	281,298,979
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
1,266,940 shares (cost $9,361,520)	10,654,966
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
43,828,786 shares (cost $385,230,246)	418,126,617
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
59,439,295 shares (cost $494,446,021)	540,303,195
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
19,331,182 shares (cost $184,006,269)	194,471,692
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
53,441,922 shares (cost $456,343,709)	498,078,711
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
20,743,851 shares (cost $162,057,920)	183,375,644

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
18,081,371 shares (cost $164,616,354)	$176,474,177
NVIT Core Bond Fund - Class I (NVCBD1)
289,152 shares (cost $2,970,838)	2,952,245
NVIT Core Bond Fund - Class II (NVCBD2)
19,987,654 shares (cost $203,970,866)	203,674,193
NVIT Core Plus Bond Fund - Class II (NVLCP2)
1,266,177 shares (cost $13,362,416)	13,649,385
NVIT Fund - Class I (TRF)
18,220,212 shares (cost $189,118,967)	147,765,917
NVIT Fund - Class II (TRF2)
35,148,631 shares (cost $380,494,090)	283,649,456
NVIT Global Financial Services Fund - Class II (GVGF2)
93,291 shares (cost $1,121,920)	694,086
NVIT Global Financial Services Fund - Class III (GVGFS)
298,209 shares (cost $2,052,810)	2,227,624
NVIT Government Bond Fund - Class I (GBF)
51,393,817 shares (cost $596,078,112)	603,363,409
NVIT Growth Fund - Class I (CAF)
3,029,304 shares (cost $26,682,875)	35,624,615
NVIT Health Sciences Fund - Class II (GVGH2)
133,607 shares (cost $1,391,392)	1,265,261
NVIT Health Sciences Fund - Class III (GVGHS)
444,995 shares (cost $4,379,579)	4,280,850
NVIT Health Sciences Fund - Class VI (GVGH6)
1,478,771 shares (cost $14,358,160)	14,122,259
NVIT International Index Fund - Class VIII (GVIX8)
1,469,456 shares (cost $12,899,243)	11,902,590
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
45,325,551 shares (cost $500,947,887)	373,029,282
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
4,870,326 shares (cost $56,875,109)	58,590,026
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
8,907,348 shares (cost $110,139,304)	114,993,867
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
28,750,098 shares (cost $284,189,390)	283,763,469
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
221,528,884 shares (cost $2,469,380,467)	2,151,045,467

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
153,662,280 shares (cost $1,771,841,869)	$1,442,888,810
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
61,006,861 shares (cost $647,703,776)	598,477,310
NVIT Leaders Fund - Class III (GVUSL)
327,500 shares (cost $4,004,541)	2,816,497
NVIT Mid Cap Index Fund - Class I (MCIF)
6,004,918 shares (cost $103,678,309)	88,992,886
NVIT Money Market Fund - Class I (SAM)
612,166,355 shares (cost $612,166,355)	612,166,355
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
5,513,468 shares (cost $41,969,174)	47,636,363
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
31,439,414 shares (cost $285,746,208)	271,007,752
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
105,437 shares (cost $1,484,884)	1,032,224
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
875,718 shares (cost $12,826,303)	8,573,283
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
4,465,802 shares (cost $43,305,403)	43,541,569
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
405,042 shares (cost $3,074,589)	3,519,819
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
19,037,007 shares (cost $132,499,808)	165,241,222
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
4,655,699 shares (cost $34,657,469)	38,828,526
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
23,651,832 shares (cost $175,537,924)	198,438,874
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
20,199,770 shares (cost $170,179,107)	168,668,082
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
36,681,534 shares (cost $319,982,415)	334,902,403
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
471,349 shares (cost $7,377,501)	5,797,590
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
949,105 shares (cost $14,207,190)	11,455,697
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
4,454,286 shares (cost $51,008,871)	36,970,572

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
3,212,127 shares (cost $30,381,666)	$26,275,198
NVIT Multi-Manager Small Company Fund - Class I (SCF)
5,938,943 shares (cost $122,709,113)	85,817,724
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
3,038,979 shares (cost $52,708,368)	42,940,779
NVIT Multi-Sector Bond Fund - Class I (MSBF)
9,079,853 shares (cost $79,969,318)	75,090,382
NVIT Short Term Bond Fund - Class II (NVSTB2)
7,449,317 shares (cost $75,739,918)	76,355,495
NVIT Technology & Communications Fund - Class I (GGTC)
51,115 shares (cost $167,660)	173,791
NVIT Technology & Communications Fund - Class II (GGTC2)
221,816 shares (cost $823,783)	743,085
NVIT Technology & Communications Fund - Class III (GGTC3)
1,611,773 shares (cost $4,394,058)	5,528,383
NVIT Technology & Communications Fund - Class VI (GGTC6)
4,414,808 shares (cost $13,286,109)	14,877,903
NVIT U.S. Growth Leaders Fund - Class II (GVUG2)
1,975,256 shares (cost $17,634,761)	14,597,140
NVIT U.S. Growth Leaders Fund - Class III (GVUGL)
323,121 shares (cost $3,113,627)	2,442,799
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
42,482 shares (cost $578,702)	598,143
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)
116,286 shares (cost $1,529,845)	1,636,146
Templeton NVIT International Value Fund - Class III (NVTIV3)
22,877,272 shares (cost $260,061,069)	317,994,082
Van Kampen NVIT Comstock Value Fund - Class II (EIF2)
9,636,349 shares (cost $87,698,456)	85,185,326
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
8,392,452 shares (cost $52,488,288)	61,264,901
Van Kampen NVIT Real Estate Fund - Class II (NVRE2)
7,041,551 shares (cost $43,863,485)	51,262,494
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
23,404,536 shares (cost $291,762,200)	262,598,891
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
662,807 shares (cost $7,311,519)	7,052,264

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Low Duration Portfolio - Advisor Class (PMVLAD)
15,137,792 shares (cost $155,334,733)	$153,043,079
V.I. Basic Value Fund - Series II (AVBV2)
1,836 shares (cost $10,085)	10,923
V.I. Capital Appreciation Fund - Series II (AVCA2)
387,722 shares (cost $9,964,782)	7,754,437
V.I. Capital Development Fund - Series II (AVCD2)
1,768,965 shares (cost $25,119,712)	19,440,929
VPS Growth and Income Portfolio - Class B (ALVGIB)
604,486 shares (cost $13,234,456)	9,115,654
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
1,575,178 shares (cost $18,147,097)	21,044,375
Money Market Portfolio(TM) (CHSMM)
17,177,763 shares (cost $17,177,763)	17,177,763
VP Balanced Fund - Class I (ACVB)
7,037,718 shares (cost $44,560,447)	40,466,877
VP Capital Appreciation Fund - Class I (ACVCA)
9,908 shares (cost $92,142)	106,706
VP Income & Growth Fund - Class I (ACVIG)
2,934,083 shares (cost $19,768,456)	15,785,365
VP Income & Growth Fund - Class II (ACVIG2)
1,178,424 shares (cost $8,253,611)	6,339,919
VP Inflation Protection Fund - Class II (ACVIP2)
14,151,471 shares (cost $147,722,729)	151,845,289
VP International Fund - Class I (ACVI)
4,599 shares (cost $31,246)	35,554
VP International Fund - Class III (ACVI3)
47 shares (cost $315)	363
VP Mid Cap Value Fund - Class I (ACVMV1)
451,522 shares (cost $4,909,167)	5,472,448
VP Mid Cap Value Fund - Class II (ACVMV2)
3,007,959 shares (cost $33,083,354)	36,486,543
VP Ultra(R) Fund - Class II (ACVU2)
1,654 shares (cost $11,262)	13,296
VP Value Fund - Class I (ACVV)
11,322,525 shares (cost $80,383,041)	59,782,930
VP Value Fund - Class II (ACVV2)
14,429,475 shares (cost $96,139,089)	76,331,922

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

VP Vista(SM) Fund - Class I (ACVVS1)
730 shares (cost $8,369)	$9,632
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
4,277,477 shares (cost $51,571,635)	41,705,403
Stock Index Fund, Inc. - Initial Shares (DSIF)
9,593,832 shares (cost $243,219,019)	252,413,713
Stock Index Fund, Inc. - Service Shares (DSIFS)
3,511,153 shares (cost $103,634,652)	92,483,773
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
1,718,129 shares (cost $39,688,247)	45,118,066
Appreciation Portfolio - Initial Shares (DCAP)
823,104 shares (cost $27,822,436)	25,845,478
Appreciation Portfolio - Service Shares (DCAPS)
750,654 shares (cost $24,547,459)	23,427,916
Developing Leaders Portfolio - Service Shares (DVDLS)
59,525 shares (cost $1,964,299)	1,383,371
Growth and Income Portfolio - Initial Shares (DGI)
883,766 shares (cost $16,828,670)	14,900,291
Capital Appreciation Fund II - Service Shares (FCA2S)
298,262 shares (cost $1,724,272)	1,703,078
Clover Value Fund II - Service Shares (FALFS)
102,373 shares (cost $1,319,445)	924,428
Market Opportunity Fund II - Service Shares (FVMOS)
736,109 shares (cost $7,510,446)	7,250,671
Quality Bond Fund II - Primary Shares (FQB)
1,156,252 shares (cost $12,381,400)	12,950,022
Quality Bond Fund II - Service Shares (FQBS)
4,824,488 shares (cost $52,526,412)	53,793,039
Contrafund Portfolio - Service Class 2 (FC2)
11,410,061 shares (cost $331,888,463)	231,510,138
Equity-Income Portfolio - Initial Class (FEIP)
23,389,583 shares (cost $525,449,207)	393,178,893
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
1,624,068 shares (cost $16,928,544)	12,619,012
High Income Portfolio - Initial Class (FHIP)
12,280,322 shares (cost $72,206,293)	64,962,901
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
13,501,694 shares (cost $189,749,681)	175,522,016

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

VIP Fund - Contrafund Portfolio - Initial Class (FCP)
18,187,651 shares (cost $443,717,837)	$375,029,364
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
4,658,989 shares (cost $101,680,618)	78,224,434
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
7,109,014 shares (cost $161,914,795)	117,796,364
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
537,620 shares (cost $5,528,649)	5,252,552
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
6,268,608 shares (cost $66,747,508)	61,056,238
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
775,114 shares (cost $7,791,921)	7,363,586
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
12,040,819 shares (cost $126,410,327)	114,146,961
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
600,498 shares (cost $6,094,528)	5,416,493
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2,096,691 shares (cost $22,475,344)	18,870,218
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
990,518 shares (cost $14,695,054)	14,372,417
VIP Fund - Growth Portfolio - Initial Class (FGP)
11,795,491 shares (cost $390,412,200)	354,336,543
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
1,506,795 shares (cost $56,170,003)	44,827,166
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
4,772,804 shares (cost $20,592,889)	25,152,678
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2,328,721 shares (cost $28,258,736)	28,852,853
VIP Fund - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
41,918,245 shares (cost $511,198,364)	513,917,689
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
874,699 shares (cost $24,153,946)	22,226,105
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
7,488,473 shares (cost $221,987,210)	187,960,666
VIP Fund - Overseas Portfolio - Initial Class (FOP)
4,860,741 shares (cost $79,114,401)	73,154,150
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)
2,343,451 shares (cost $45,112,486)	35,198,637

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

VIP Fund - Overseas Portfolio - Service Class 2 (FO2)
261,634 shares (cost $4,613,285)	$3,903,581
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
3,582,226 shares (cost $67,247,449)	53,016,951
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
907,832 shares (cost $7,864,223)	6,999,387
Franklin Income Securities Fund - Class 2 (FTVIS2)
7,956,643 shares (cost $130,197,418)	112,347,794
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
4,348,673 shares (cost $76,807,751)	68,969,952
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
14,281,260 shares (cost $153,279,139)	182,371,691
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
3,790,535 shares (cost $42,700,234)	36,881,905
Templeton Foreign Securities Fund - Class 2 (TIF2)
418,430 shares (cost $5,647,615)	5,627,886
Templeton Foreign Securities Fund - Class 3 (TIF3)
6,867,226 shares (cost $76,744,010)	91,814,811
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
4,505,917 shares (cost $75,549,691)	78,087,536
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
1,647,042 shares (cost $10,810,684)	11,759,877
Growth Portfolio - I Class Shares (AMTG)
6,638 shares (cost $80,590)	94,063
International Portfolio - S Class Shares (AMINS)
9 shares (cost $87)	88
Partners Portfolio- I Class Shares (AMTP)
4,512 shares (cost $43,701)	44,265
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
398,668 shares (cost $4,852,033)	4,086,352
Socially Responsive Portfolio - I Class Shares (AMSRS)
2,233,426 shares (cost $33,893,176)	27,024,450
Balanced Fund/VA - Non-Service Shares (OVMS)
4,949,891 shares (cost $74,640,095)	50,983,879
Capital Appreciation Fund/VA - Service Class (OVCAFS)
1,095,756 shares (cost $40,690,174)	40,148,494
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
1,284,035 shares (cost $45,295,441)	47,432,267

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Core Bond Fund/VA - Non-Service Shares (OVB)
6,026,762 shares (cost $65,156,459)	$42,609,207
Global Securities Fund/VA - Class 3 (OVGS3)
2,477,242 shares (cost $71,590,777)	66,068,044
Global Securities Fund/VA - Class 4 (OVGS4)
2,548,732 shares (cost $79,509,061)	67,082,613
Global Securities Fund/VA - Non-Service Shares (OVGS)
5,086,630 shares (cost $113,264,402)	134,795,700
Global Securities Fund/VA - Service Class (OVGSS)
427,166 shares (cost $11,474,300)	11,225,928
High Income Fund/VA - Class 3 (OVHI3)
192,691 shares (cost $319,040)	383,456
High Income Fund/VA - Class 4 (OVHI4)
3,533,105 shares (cost $5,759,571)	7,101,541
High Income Fund/VA - Non-Service Shares (OVHI)
22,504 shares (cost $176,840)	44,558
High Income Fund/VA - Service Class (OVHIS)
1,833,831 shares (cost $14,704,984)	3,649,324
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
763,761 shares (cost $15,613,026)	13,885,181
Main Street Fund(R)/VA - Service Class (OVGIS)
17,035,163 shares (cost $374,789,446)	307,314,341
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
311,423 shares (cost $3,897,713)	4,484,492
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)
2,499,549 shares (cost $24,443,642)	35,693,559
MidCap Fund/VA - Non-Service Shares (OVAG)
231,893 shares (cost $10,915,864)	8,468,727
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
258,302 shares (cost $5,556,556)	3,719,545
Putnam VT International Equity Fund - IB Shares (PVTIGB)
61,491 shares (cost $898,993)	681,323
Putnam VT Voyager Fund - IB Shares (PVTVB)
88,758 shares (cost $2,468,143)	2,875,757
Diversified Stock Fund Class A Shares (VYDS)
60,643 shares (cost $572,141)	531,839
Blue Chip Growth Portfolio - II (TRBCG2)
3,961,986 shares (cost $35,780,597)	37,638,866

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Equity Income Portfolio - II (TREI2)
4,246,808 shares (cost $89,420,601)	$74,786,298
Limited-Term Bond Portfolio - II (TRLT2)
3 shares (cost $13)	13
Worldwide Insurance Trust - Worldwide Bond Fund - Class R1 (VWBFR)
566,727 shares (cost $6,567,464)	6,659,045
Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)
1,136,094 shares (cost $13,388,609)	13,349,100
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)
1,779,721 shares (cost $19,937,328)	19,950,677
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
1,950,943 shares (cost $29,576,537)	21,889,582
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
1,063,856 shares (cost $34,295,882)	31,128,427
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
1,124,544 shares (cost $26,121,883)	32,904,166
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
3,821,692 shares (cost $33,619,879)	35,256,258
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
2,731 shares (cost $36,871)	42,881
Advantage Funds Variable Trust - VT Large Company Growth Fund (WFVLCG)
11,566 shares (cost $100,955)	103,748
Advantage Funds Variable Trust - VT Money Market Fund (WFVMM)
156,780 shares (cost $156,780)	156,780
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
17,297 shares (cost $223,126)	259,630
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
1,584,147 shares (cost $9,066,530)	10,059,335
Advantage Funds Variable Trust - VT Small-Mid Cap Value Fund (WFVSMV)
1,232 shares (cost $11,066)	9,643

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Advantage Funds Variable Trust - VT Total Return Bond Fund (WFVTRB)
25,104 shares (cost $259,655)	$259,575

Total Investments	21,471,659,903
Accounts Receivable U.S. Real Estate Portfolio - Class I (MSVRE)	5,875
Accounts Receivable U.S. Real Estate Portfolio - Class II (MSVREB)	2,508
Accounts Receivable V.I. Basic Value Fund - Series II (AVBV2)	1,828
Accounts Receivable VP Ultra(R) Fund - Class II (ACVU2)	433
Accounts Receivable Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)	21,323

Total Assets	$21,471,691,870
Accounts Payable Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)	56,722
Accounts Payable VP International Fund - Class I (ACVI)	747
Accounts Payable VP International Fund - Class III (ACVI3)	7
Accounts Payable Growth Portfolio - I Class Shares (AMTG)	74,249
Accounts Payable International Portfolio - S Class Shares (AMINS)	88
Accounts Payable Partners Portfolio- I Class Shares (AMTP)	23,015
Accounts Payable Limited-Term Bond Portfolio - II (TRLT2)	2
Accounts Payable Advantage Funds Variable Trust - VT Discovery Fund (SVDF)	3,617
Other Accounts Payable	253,123

$21,471,280,300

Contract Owners’ Equity:
Accumulation units	21,462,886,103
Contracts in payout (annuitization) period	8,394,197

Total Contract Owners’ Equity (note 5)	$21,471,280,300

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

Year Ended December 31, 2009

Investment Activity:	Total	ALBS	ALMCS	AFGF	AFHY	AFGC	MLVGA3	CSIEF3

Reinvested dividends	$345,105,437	5,728	-	80,075	113,973	37,970	345,479	-
Mortality and expense risk charges (note 2)	(295,502,556)	(2,028)	(3,645)	(123,183)	(18,720)	(19,040)	(119,334)	(1,233)

Net investment income (loss)	49,602,881	3,700	(3,645)	(43,108)	95,253	18,930	226,145	(1,233)

Realized gain (loss) on investments	(1,638,769,490)	(12,724)	(45,009)	(359,600)	1,167	1,011	19,518	52
Change in unrealized gain (loss) on investments	5,024,146,648	57,489	187,323	3,503,727	393,367	(10,779)	1,054,267	18,325

Net gain (loss) on investments	3,385,377,158	44,765	142,314	3,144,127	394,534	(9,768)	1,073,785	18,377

Reinvested capital gains	266,022,593	-	-	-	-	12,897	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,701,002,632	48,465	138,669	3,101,019	489,787	22,059	1,299,930	17,144

Investment Activity:	WSCP	JPMMV1	JABS	JACAS	JAGTS2	JAGTS	JARLCS	JAIGS2

Reinvested dividends	$368,018	-	332,903	11,477	-	-	18,666	630,618
Mortality and expense risk charges (note 2)	(424,427)	(52,350)	(171,097)	(1,333,930)	(51,931)	(26,821)	(33,475)	(2,356,317)

Net investment income (loss)	(56,409)	(52,350)	161,806	(1,322,453)	(51,931)	(26,821)	(14,809)	(1,725,699)

Realized gain (loss) on investments	335,321	120,458	98,845	1,346,294	77,619	3,692	(1,782,822)	(13,207,264)
Change in unrealized gain (loss) on investments	6,359,410	1,385,216	1,901,259	30,329,801	1,695,971	901,951	2,118,307	94,042,772

Net gain (loss) on investments	6,694,731	1,505,674	2,000,104	31,676,095	1,773,590	905,643	335,485	80,835,508

Reinvested capital gains	-	-	444,011	-	-	-	-	4,306,852

Net increase (decrease) in contract owners’ equity resulting from operations	$6,638,322	1,453,324	2,605,921	30,353,642	1,721,659	878,822	320,676	83,416,661

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	JAIGS	MIGSC	MVFSC	MSVFI	MSVF2	MSEM	MSEMB	MSVRE

Reinvested dividends	$33,225	54,128	3,090,429	234,876	12,896,456	347,645	101,811	1,640,097
Mortality and expense risk charges (note 2)	(111,662)	(196,947)	(4,713,440)	(32,532)	(1,725,831)	(58,061)	(18,917)	(388,143)

Net investment income (loss)	(78,437)	(142,819)	(1,623,011)	202,344	11,170,625	289,584	82,894	1,251,954

Realized gain (loss) on investments	520,950	(264,896)	(6,438,115)	(321,844)	(36,883,147)	(117,690)	(89,704)	(66,930,523)
Change in unrealized gain (loss) on investments	3,836,579	4,149,861	77,682,129	310,295	32,378,594	914,507	320,524	68,126,489

Net gain (loss) on investments	4,357,529	3,884,965	71,244,014	(11,549)	(4,504,553)	796,817	230,820	1,195,966

Reinvested capital gains	235,876	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,514,968	3,742,146	69,621,003	190,795	6,666,072	1,086,401	313,714	2,447,920

Investment Activity:	MSVREB	VFMG2	NVAGF3	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2

Reinvested dividends	$1,053,693	518	57,673	345	24,746	748,122	1,397,673	-
Mortality and expense risk charges (note 2)	(316,464)	(64,890)	(7,905)	(161)	(21,055)	(15,120,785)	(7,345,653)	(1,012,227)

Net investment income (loss)	737,229	(64,372)	49,768	184	3,691	(14,372,663)	(5,947,980)	(1,012,227)

Realized gain (loss) on investments	(57,817,100)	(880,284)	12,227	394	10,546	(967,861)	(5,520,833)	(2,346,433)
Change in unrealized gain (loss) on investments	58,458,616	1,768,219	(34,308)	324	217,163	183,848,906	48,539,026	20,478,116

Net gain (loss) on investments	641,516	887,935	(22,081)	718	227,709	182,881,045	43,018,193	18,131,683

Reinvested capital gains	-	25,226	7,662	2,329	157,670	23,952,905	133,572	5,145,844

Net increase (decrease) in contract owners’ equity resulting from operations	$1,378,745	848,789	35,349	3,231	389,070	192,461,287	37,203,785	22,265,300

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	GVAGR2	GVAGI2	HIBF	HIBF3	GEM	GEM2	GEM3	GEM6

Reinvested dividends	$-	-	883,942	4,951,434	6,462	21,967	433,826	458,660
Mortality and expense risk charges (note 2)	(1,734,567)	(6,898,859)	(140,715)	(760,867)	(6,768)	(29,136)	(446,762)	(640,134)

Net investment income (loss)	(1,734,567)	(6,898,859)	743,227	4,190,567	(306)	(7,169)	(12,936)	(181,474)

Realized gain (loss) on investments	(14,738,005)	(12,387,580)	(868,839)	(6,795,418)	(13,506)	(151,694)	(5,122,632)	(14,512,801)
Change in unrealized gain (loss) on investments	37,729,828	111,016,457	3,419,998	20,803,406	249,347	1,060,048	21,233,938	33,590,395

Net gain (loss) on investments	22,991,823	98,628,877	2,551,159	14,007,988	235,841	908,354	16,111,306	19,077,594
Reinvested capital gains	13,208,018	9,902,860	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$34,465,274	101,632,878	3,294,386	18,198,555	235,535	901,185	16,098,370	18,896,120

Investment Activity:	GVGU2	GVGU	GIG	GIG3	NVIE6	GEF3	NVGWL6	NVNMO1

Reinvested dividends	$12,887	141,691	717	144,686	50,100	23,937	2,224	69,882
Mortality and expense risk charges (note 2)	(5,296)	(50,296)	(796)	(280,518)	(132,952)	(30,947)	(2,373)	(512,001)

Net investment income (loss)	7,591	91,395	(79)	(135,832)	(82,852)	(7,010)	(149)	(442,119)
Realized gain (loss) on investments	(23,217)	(1,835,008)	2,830	(3,448,615)	(1,111,808)	(915,157)	8,059	588,120
Change in unrealized gain (loss) on investments	33,458	1,849,941	13,373	8,852,276	3,598,820	1,375,926	34,632	10,150,274

Net gain (loss) on investments	10,241	14,933	16,203	5,403,661	2,487,012	460,769	42,691	10,738,394

Reinvested capital gains	-	-	-	-	-	-	-	221,132

Net increase (decrease) in contract owners’ equity resulting from operations	$17,832	106,328	16,124	5,267,829	2,404,160	453,759	42,542	10,517,407

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2

Reinvested dividends	$-	8,002	1,129,647	72,295	6,254,610	5,665,665	3,799,581	6,135,803
Mortality and expense risk charges (note 2)	(91,964)	(21,557)	(4,996,722)	(116,195)	(5,376,582)	(4,758,415)	(1,979,842)	(4,251,068)

Net investment income (loss)	(91,964)	(13,555)	(3,867,075)	(43,900)	878,028	907,250	1,819,739	1,884,735

Realized gain (loss) on investments	(66,350)	(343,055)	(36,769,848)	(415,017)	-	(1,407,350)	353,906	(652,099)
Change in unrealized gain (loss) on investments	2,292,034	758,225	109,745,964	2,541,584	48,916,872	68,998,819	12,131,843	58,689,713

Net gain (loss) on investments	2,225,684	415,170	72,976,116	2,126,567	48,916,872	67,591,469	12,485,749	58,037,614

Reinvested capital gains	23,974	-	-	2,352	-	-	350,618	23,073

Net increase (decrease) in contract owners’ equity resulting from operations	$2,157,694	401,615	69,109,041	2,085,019	49,794,900	68,498,719	14,656,106	59,945,422

Investment Activity:	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2	GVGF2

Reinvested dividends	$2,201,747	2,754,748	55,724	3,263,100	335,468	1,819,595	3,263,545	5,557
Mortality and expense risk charges (note 2)	(2,416,026)	(1,619,467)	(19,641)	(1,764,895)	(105,931)	(1,797,359)	(5,141,628)	(9,030)

Net investment income (loss)	(214,279)	1,135,281	36,083	1,498,205	229,537	22,236	(1,878,083)	(3,473)

Realized gain (loss) on investments	(3,971,723)	(305,054)	41,990	355,131	75,296	(17,933,556)	(90,782,560)	(90,836)
Change in unrealized gain (loss) on investments	44,166,282	15,150,108	(22,864)	(290,103)	270,795	47,498,047	149,784,333	267,529

Net gain (loss) on investments	40,194,559	14,845,054	19,126	65,028	346,091	29,564,491	59,001,773	176,693

Reinvested capital gains	67,529	101,727	12,928	968,892	240,567	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$40,047,809	16,082,062	68,137	2,532,125	816,195	29,586,727	57,123,690	173,220

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	GVGFS	GBF	CAF	GVGH2	GVGHS	GVGH6	GVIX8	GVIDA

Reinvested dividends	$23,131	21,195,980	177,346	1,759	11,975	19,202	236,422	3,689,921
Mortality and expense risk charges (note 2)	(27,441)	(10,329,512)	(425,965)	(18,599)	(54,365)	(199,065)	(126,875)	(6,671,745)

Net investment income (loss)	(4,310)	10,866,468	(248,619)	(16,840)	(42,390)	(179,863)	109,547	(2,981,824)

Realized gain (loss) on investments	(1,002,849)	1,805,355	(448,767)	(69,342)	(760,771)	(3,364,043)	(1,419,623)	(23,868,768)
Change in unrealized gain (loss) on investments	1,661,926	(15,554,220)	9,649,201	278,625	1,386,647	5,119,108	3,407,422	85,687,122

Net gain (loss) on investments	659,077	(13,748,865)	9,200,434	209,283	625,876	1,755,065	1,987,799	61,818,354

Reinvested capital gains	-	8,836,233	-	-	-	-	-	19,329,241

Net increase (decrease) in contract owners’ equity resulting from operations	$654,767	5,953,836	8,951,815	192,443	583,486	1,575,202	2,097,346	78,165,771

Investment Activity:	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	GVUSL	MCIF

Reinvested dividends	$476,596	971,779	4,443,777	28,951,102	17,035,538	9,089,435	22,348	715,622
Mortality and expense risk charges (note 2)	(237,914)	(456,313)	(3,840,258)	(34,136,389)	(22,502,799)	(9,487,314)	(34,692)	(1,060,285)

Net investment income (loss)	238,682	515,466	603,519	(5,185,287)	(5,467,261)	(397,879)	(12,344)	(344,663)

Realized gain (loss) on investments	34,592	14,184	(2,135,252)	(8,238,065)	(24,234,809)	(4,659,856)	(1,095,850)	(4,294,187)
Change in unrealized gain (loss) on investments	1,714,917	4,854,563	18,290,179	278,674,054	247,531,738	60,421,548	1,815,308	24,206,416

Net gain (loss) on investments	1,749,509	4,868,747	16,154,927	270,435,989	223,296,929	55,761,692	719,458	19,912,229

Reinvested capital gains	385,931	576,469	1,321,137	43,913,323	55,805,571	8,567,242	-	2,214,895

Net increase (decrease) in contract owners’ equity resulting from operations	$2,374,122	5,960,682	18,079,583	309,164,025	273,635,239	63,931,055	707,114	21,782,461

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	SAM	NVMIG3	NVMIG6	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2

Reinvested dividends	$329,543	160,611	2,401,910	17,307	175,573	1,313,669	11,024	352,824
Mortality and expense risk charges (note 2)	(10,367,431)	(250,379)	(4,185,495)	(14,548)	(112,779)	(1,088,184)	(18,032)	(1,332,116)

Net investment income (loss)	(10,037,888)	(89,768)	(1,783,585)	2,759	62,794	225,485	(7,008)	(979,292)

Realized gain (loss) on investments	-	(135,374)	(11,054,510)	(216,109)	(3,666,379)	(124,261,973)	52,549	1,452,779
Change in unrealized gain (loss) on investments	-	6,322,921	84,231,085	427,220	5,548,736	129,977,230	447,033	32,814,686

Net gain (loss) on investments	-	6,187,547	73,176,575	211,111	1,882,357	5,715,257	499,582	34,267,465

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(10,037,888)	6,097,779	71,392,990	213,870	1,945,151	5,940,742	492,574	33,288,173

Investment Activity:	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF	SCVF2

Reinvested dividends	$190,789	-	-	2,150,292	-	-	197,934	97,712
Mortality and expense risk charges (note 2)	(283,993)	(998,275)	(2,422,724)	(3,253,535)	(65,258)	(147,566)	(453,184)	(324,119)

Net investment income (loss)	(93,204)	(998,275)	(2,422,724)	(1,103,243)	(65,258)	(147,566)	(255,250)	(226,407)

Realized gain (loss) on investments	20,789	1,169,167	(8,125,079)	(28,914,331)	(513,450)	(1,457,954)	(6,879,061)	(2,835,775)
Change in unrealized gain (loss) on investments	4,641,851	23,108,328	44,098,043	83,167,865	1,748,706	3,868,968	14,575,750	8,514,583

Net gain (loss) on investments	4,662,640	24,277,495	35,972,964	54,253,534	1,235,256	2,411,014	7,696,689	5,678,808

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,569,436	23,279,220	33,550,240	53,150,291	1,169,998	2,263,448	7,441,439	5,452,401

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	SCF	SCF2	MSBF	NVSTB2	GGTC	GGTC2	GGTC3	GGTC6
Reinvested dividends	$206,888	57,827	6,059,975	1,015,346	-	-	-	-
Mortality and expense risk charges (note 2)	(1,017,550)	(565,565)	(939,721)	(733,624)	(1,932)	(9,307)	(50,639)	(141,378)

Net investment income (loss)	(810,662)	(507,738)	5,120,254	281,722	(1,932)	(9,307)	(50,639)	(141,378)

Realized gain (loss) on investments	(10,059,363)	(42,981,547)	(3,174,720)	205,956	(7,364)	(70,350)	(1,141,728)	(2,422,623)
Change in unrealized gain (loss) on investments	32,766,156	52,465,466	9,790,510	767,682	71,933	342,305	2,800,319	6,279,749

Net gain (loss) on investments	22,706,793	9,483,919	6,615,790	973,638	64,569	271,955	1,658,591	3,857,126

Reinvested capital gains	-	-	-	230,664	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$21,896,131	8,976,181	11,736,044	1,486,024	62,637	262,648	1,607,952	3,715,748

Investment Activity:	GVUG2	GVUGL	NVOLG1	NVOLG2	NVTIV3	EIF2	NVRE1	NVRE2
Reinvested dividends	$-	-	654	57	994,965	944,417	493,504	382,083
Mortality and expense risk charges (note 2)	(218,450)	(32,612)	(1,304)	(5,308)	(2,643,638)	(1,514,432)	(294,119)	(292,408)

Net investment income (loss)	(218,450)	(32,612)	(650)	(5,251)	(1,648,673)	(570,015)	199,385	89,675

Realized gain (loss) on investments	(2,984,177)	(970,740)	5,718	1,627	3,445,315	(40,893,495)	(69,898)	(154,468)
Change in unrealized gain (loss) on investments	6,234,180	1,488,522	19,440	106,301	57,933,012	60,015,533	9,105,111	8,274,525

Net gain (loss) on investments	3,250,003	517,782	25,158	107,928	61,378,327	19,122,038	9,035,213	8,120,057

Reinvested capital gains	-	-	9,860	25,634	530,532	-	195,773	165,020

Net increase (decrease) in contract owners’ equity resulting from operations	$3,031,553	485,170	34,368	128,311	60,260,186	18,552,023	9,430,371	8,374,752

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	AMTB	PMVFAD	PMVLAD	AVBV2	AVCA2	AVCD2	ALVGIB	ALVSVB

Reinvested dividends	$20,423,127	39,327	1,614,513	111	19,683	-	304,489	109,709
Mortality and expense risk charges (note 2)	(5,054,743)	(34,270)	(1,092,095)	(234,538)	(120,598)	(264,531)	(134,264)	(227,257)

Net investment income (loss)	15,368,384	5,057	522,418	(234,427)	(100,915)	(264,531)	170,225	(117,548)

Realized gain (loss) on investments	(25,869,568)	267,920	67,791	(20,552,126)	(645,614)	(2,615,542)	(1,426,904)	(3,399,584)
Change in unrealized gain (loss) on investments	41,225,297	(259,254)	(2,291,654)	27,703,473	1,982,553	8,246,231	2,686,885	8,029,882

Net gain (loss) on investments	15,355,729	8,666	(2,223,863)	7,151,347	1,336,939	5,630,689	1,259,981	4,630,298

Reinvested capital gains	-	96,384	6,691,974	-	-	-	-	578,687

Net increase (decrease) in contract owners’ equity resulting from operations	$30,724,113	110,107	4,990,529	6,916,920	1,236,024	5,366,158	1,430,206	5,091,437

Investment Activity:	CHSMM	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI2

Reinvested dividends	$24,862	2,152,041	618,872	742,670	263,885	2,480,859	554,562	30,954
Mortality and expense risk charges (note 2)	(216,104)	(535,537)	(568,450)	(203,310)	(87,857)	(2,195,736)	(204,166)	(13,172)

Net investment income (loss)	(191,242)	1,616,504	50,422	539,360	176,028	285,123	350,396	17,782

Realized gain (loss) on investments	-	(2,212,965)	4,551,873	(1,165,437)	(572,077)	(202,624)	(9,145)	(106,214)
Change in unrealized gain (loss) on investments	-	5,655,141	8,972,785	2,933,568	1,228,206	11,207,481	3,849,929	318,636

Net gain (loss) on investments	-	3,442,176	13,524,658	1,768,131	656,129	11,004,857	3,840,784	212,422

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(191,242)	5,058,680	13,575,080	2,307,491	832,157	11,289,980	4,191,180	230,204

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	ACVI3	ACVI4	ACVMV1	ACVMV2	ACVU1	ACVU2	ACVV	ACVV2

Reinvested dividends	$320,367	179,033	170,761	1,025,722	5,940	14,365	3,341,831	3,725,944
Mortality and expense risk charges (note 2)	(116,379)	(81,382)	(57,865)	(510,984)	(15,643)	(80,554)	(755,494)	(1,093,941)

Net investment income (loss)	203,988	97,651	112,896	514,738	(9,703)	(66,189)	2,586,337	2,632,003

Realized gain (loss) on investments	(2,231,080)	(5,595,137)	(943,068)	(3,319,997)	(945,133)	(4,034,923)	(11,135,716)	(10,840,268)
Change in unrealized gain (loss) on investments	4,460,584	6,920,566	1,832,781	10,421,729	1,249,487	5,190,116	17,564,038	19,372,709

Net gain (loss) on investments	2,229,504	1,325,429	889,713	7,101,732	304,354	1,155,193	6,428,322	8,532,441

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,433,492	1,423,080	1,002,609	7,616,470	294,651	1,089,004	9,014,659	11,164,444

Investment Activity:	ACVVS1	ACVVS2	DVSCS	DSIF	DSIFS	DSRG	DCAP	DCAPS

Reinvested dividends	$-	-	884,480	4,787,313	1,441,052	391,401	647,162	404,971
Mortality and expense risk charges (note 2)	(27,942)	(122,171)	(527,689)	(3,086,817)	(1,193,696)	(530,778)	(319,399)	(305,874)

Net investment income (loss)	(27,942)	(122,171)	356,791	1,700,496	247,356	(139,377)	327,763	99,097

Realized gain (loss) on investments	(2,967,805)	(9,420,126)	(6,783,770)	(2,732,992)	(2,976,952)	(3,369,538)	(701,338)	(1,271,428)
Change in unrealized gain (loss) on investments	3,303,758	10,407,868	8,152,379	37,276,545	15,639,657	14,809,941	3,053,834	3,564,180

Net gain (loss) on investments	335,953	987,742	1,368,609	34,543,553	12,662,705	11,440,403	2,352,496	2,292,752

Reinvested capital gains	-	-	5,995,719	14,946,956	4,719,219	-	1,888,385	1,333,884

Net increase (decrease) in contract owners’ equity resulting from operations	$308,011	865,571	7,721,119	51,191,005	17,629,280	11,301,026	4,568,644	3,725,733

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	DVDLS	DGI	FCA2S	FALFS	FVMOS	FQB	FQBS	FC2

Reinvested dividends	$15,510	179,951	12,757	19,490	139,416	814,316	3,146,760	2,354,634
Mortality and expense risk charges (note 2)	(17,185)	(181,876)	(25,540)	(13,844)	(141,670)	(165,224)	(808,662)	(3,252,943)

Net investment income (loss)	(1,675)	(1,925)	(12,783)	5,646	(2,254)	649,092	2,338,098	(898,309)

Realized gain (loss) on investments	(312,921)	(505,313)	(83,452)	(342,280)	(266,274)	(230,073)	(1,124,820)	(25,070,556)
Change in unrealized gain (loss) on investments	585,449	3,764,193	257,704	455,714	2,896	1,713,072	7,035,508	85,069,691

Net gain (loss) on investments	272,528	3,258,880	174,252	113,434	(263,378)	1,482,999	5,910,688	59,999,135

Reinvested capital gains	-	-	-	-	141,524	-	-	56,790

Net increase (decrease) in contract owners’ equity resulting from operations	$270,853	3,256,955	161,469	119,080	(124,108)	2,132,091	8,248,786	59,157,616

Investment Activity:	FEIP	FVSS2	FHIP	FAMP	FCP	FNRS2	FEI2	FF10S

Reinvested dividends	$7,905,057	37,690	4,664,584	3,799,811	4,560,332	152,603	2,123,067	185,517
Mortality and expense risk charges (note 2)	(4,730,952)	(166,459)	(818,222)	(2,166,271)	(4,476,721)	(1,020,117)	(1,577,662)	(64,985)

Net investment income (loss)	3,174,105	(128,769)	3,846,362	1,633,540	83,611	(867,514)	545,405	120,532

Realized gain (loss) on investments	(50,571,509)	(2,813,966)	(5,007,873)	(12,329,833)	(22,120,802)	(7,593,646)	(9,021,837)	(569,649)
Change in unrealized gain (loss) on investments	136,199,989	7,500,826	22,366,884	50,035,162	120,739,144	32,669,819	33,325,206	1,402,363

Net gain (loss) on investments	85,628,480	4,686,860	17,359,011	37,705,329	98,618,342	25,076,173	24,303,369	832,714

Reinvested capital gains	-	-	-	265,459	90,297	-	-	39,659

Net increase (decrease) in contract owners’ equity resulting from operations	$88,802,585	4,558,091	21,205,373	39,604,328	98,792,250	24,208,659	24,848,774	992,905

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGOP	FGP	FG2

Reinvested dividends	$2,097,794	213,209	3,196,965	101,752	337,464	58,429	1,399,018	78,532
Mortality and expense risk charges (note 2)	(898,512)	(79,819)	(1,334,934)	(55,777)	(283,852)	(166,939)	(4,255,566)	(619,287)

Net investment income (loss)	1,199,282	133,390	1,862,031	45,975	53,612	(108,510)	(2,856,548)	(540,755)

Realized gain (loss) on investments	(911,806)	(870,487)	(646,486)	(333,035)	(701,172)	(52,792)	(34,977,296)	(3,073,061)
Change in unrealized gain (loss) on investments	9,253,943	2,145,104	17,608,358	1,423,051	4,641,420	4,766,496	114,061,560	12,898,364

Net gain (loss) on investments	8,342,137	1,274,617	16,961,872	1,090,016	3,940,248	4,713,704	79,084,264	9,825,303

Reinvested capital gains	364,305	75,482	1,023,590	54,824	203,381	-	276,561	34,803

Net increase (decrease) in contract owners’ equity resulting from operations	$9,905,724	1,483,489	19,847,493	1,190,815	4,197,241	4,605,194	76,504,277	9,319,351

Investment Activity:	FHIPR	FIGBS	FIGBP2	FMCS	FMC2	FOP	FOPR	FO2

Reinvested dividends	$1,802,261	2,005,607	35,896,043	110,622	734,006	1,389,325	673,539	66,373
Mortality and expense risk charges (note 2)	(283,407)	(325,827)	(7,538,405)	(228,776)	(2,528,817)	(876,549)	(429,252)	(54,124)

Net investment income (loss)	1,518,854	1,679,780	28,357,638	(118,154)	(1,794,811)	512,776	244,287	12,249

Realized gain (loss) on investments	(2,269,294)	(137,050)	(2,273,040)	(2,099,856)	(9,843,428)	(1,424,829)	(2,206,520)	(249,330)
Change in unrealized gain (loss) on investments	7,925,431	1,554,955	24,991,543	7,712,842	61,150,148	15,401,818	8,971,600	1,052,564

Net gain (loss) on investments	5,656,137	1,417,905	22,718,503	5,612,986	51,306,720	13,976,989	6,765,080	803,234

Reinvested capital gains	-	99,280	1,820,102	99,218	853,680	213,223	104,674	11,985

Net increase (decrease) in contract owners’ equity resulting from operations	$7,174,991	3,196,965	52,896,243	5,594,050	50,365,589	14,702,988	7,114,041	827,468

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	FO2R	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3	TIF2	TIF3

Reinvested dividends	$892,533	30,594	7,316,293	935,527	837,893	1,121,683	174,078	9,723,407
Mortality and expense risk charges (note 2)	(673,045)	(77,830)	(1,403,543)	(1,057,386)	(1,866,710)	(425,320)	(76,022)	(3,016,268)

Net investment income (loss)	219,488	(47,236)	5,912,750	(121,859)	(1,028,817)	696,363	98,056	6,707,139

Realized gain (loss) on investments	(3,191,714)	(3,081,921)	(4,985,586)	(2,416,337)	(16,701,595)	(5,727,648)	(177,966)	(162,481,939)
Change in unrealized gain (loss) on investments	13,102,396	5,693,877	25,793,817	11,464,029	59,711,793	19,304,931	1,398,505	177,706,175

Net gain (loss) on investments	9,910,682	2,611,956	20,808,231	9,047,692	43,010,198	13,577,283	1,220,539	15,224,236

Reinvested capital gains	136,178	-	-	-	2,307,442	105,137	214,753	11,753,408

Net increase (decrease) in contract owners’ equity resulting from operations	$10,266,348	2,564,720	26,720,981	8,925,833	44,288,823	14,378,783	1,533,348	33,684,783

Investment Activity:	FTVGI3	FTVFA2	AMTG	AMGP	AMINS	AMMCGS	AMTP	AMRS

Reinvested dividends	$10,131,528	252,019	-	-	3	-	959	-
Mortality and expense risk charges (note 2)	(1,070,856)	(94,358)	(521,354)	(64,397)	(72,568)	(41,169)	(619,027)	(82,223)

Net investment income (loss)	9,060,672	157,661	(521,354)	(64,397)	(72,565)	(41,169)	(618,068)	(82,223)

Realized gain (loss) on investments	1,282,583	(366,788)	15,857,466	(1,070,340)	(4,434,330)	(1,421,498)	(39,029,244)	(5,457,396)
Change in unrealized gain (loss) on investments	517,648	1,969,640	(7,397,692)	2,228,008	5,866,895	1,979,893	64,756,294	7,341,128

Net gain (loss) on investments	1,800,231	1,602,852	8,459,774	1,157,668	1,432,565	558,395	25,727,050	1,883,732

Reinvested capital gains	-	-	-	-	-	-	4,259	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,860,903	1,760,513	7,938,420	1,093,271	1,360,000	517,226	25,113,241	1,801,509

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	AMFAS	AMSRS	OVMS	OVCAFS	OVGR	OVB	OVGS3	OVGS4

Reinvested dividends	$-	525,760	-	2,472	139,218	-	1,313,431	1,080,534
Mortality and expense risk charges (note 2)	(58,760)	(371,087)	(662,696)	(575,445)	(558,521)	(573,349)	(771,010)	(841,060)

Net investment income (loss)	(58,760)	154,673	(662,696)	(572,973)	(419,303)	(573,349)	542,421	239,474

Realized gain (loss) on investments	(795,653)	(3,148,859)	(9,090,699)	(1,313,445)	(1,103,830)	(7,488,091)	(1,860,430)	(3,022,142)
Change in unrealized gain (loss) on investments	1,557,483	9,269,298	18,670,311	14,525,185	16,507,254	11,077,767	18,953,659	19,828,717

Net gain (loss) on investments	761,830	6,120,439	9,579,612	13,211,740	15,403,424	3,589,676	17,093,229	16,806,575

Reinvested capital gains	-	-	-	-	-	-	1,254,910	1,230,433

Net increase (decrease) in contract owners’ equity resulting from operations	$703,070	6,275,112	8,916,916	12,638,767	14,984,121	3,016,327	18,890,560	18,276,482

Investment Activity:	OVGS	OVGSS	OVHI3	OVHI4	OVHI	OVHIS	OVGI	OVGIS

Reinvested dividends	$2,791,288	196,214	-	-	-	-	246,861	3,739,367
Mortality and expense risk charges (note 2)	(1,612,334)	(144,061)	(4,231)	(101,425)	(629)	(52,789)	(167,672)	(4,507,201)

Net investment income (loss)	1,178,954	52,153	(4,231)	(101,425)	(629)	(52,789)	79,189	(767,834)

Realized gain (loss) on investments	3,579,671	(361,081)	(396,093)	(7,209,790)	(63,621)	(3,280,723)	(625,644)	(44,657,022)
Change in unrealized gain (loss) on investments	31,457,106	3,214,090	458,920	8,369,274	74,958	4,048,215	3,511,423	106,998,606

Net gain (loss) on investments	35,036,777	2,853,009	62,827	1,159,484	11,337	767,492	2,885,779	62,341,584

Reinvested capital gains	2,661,461	217,587	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$38,877,192	3,122,749	58,596	1,058,059	10,708	714,703	2,964,968	61,573,750

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	OVSC	OVSCS	OVAG	PVGIB	PVTIGB	PVTVB	VYDS	TRBCG2

Reinvested dividends	$29,537	1,111,874	-	90,470	-	11,770	3,890	-
Mortality and expense risk charges (note 2)	(45,019)	(1,668,375)	(96,213)	(53,975)	(9,572)	(29,806)	(6,862)	(1,560,777)

Net investment income (loss)	(15,482)	(556,501)	(96,213)	36,495	(9,572)	(18,036)	(2,972)	(1,560,777)

Realized gain (loss) on investments	(1,394,041)	(63,027,490)	(484,379)	(764,407)	(85,763)	(17,492)	(208,750)	(68,892,479)
Change in unrealized gain (loss) on investments	2,392,360	84,946,606	2,598,202	1,539,993	218,372	862,924	314,884	92,320,448

Net gain (loss) on investments	998,319	21,919,116	2,113,823	775,586	132,609	845,432	106,134	23,427,969

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$982,837	21,362,615	2,017,610	812,081	123,037	827,396	103,162	21,867,192

Investment Activity:	TREI2	TRLT2	VWBFR	VWBF	VWEMR	VWEM	VWHAR	VWHA

Reinvested dividends	$1,131,260	850,062	281,265	536,946	19,269	28,455	66,671	76,300
Mortality and expense risk charges (note 2)	(1,042,613)	(416,790)	(95,923)	(186,139)	(179,337)	(225,594)	(343,131)	(381,066)

Net investment income (loss)	88,647	433,272	185,342	350,807	(160,068)	(197,139)	(276,460)	(304,766)

Realized gain (loss) on investments	(7,374,597)	640,243	(33,812)	(343,676)	(7,094,950)	(2,002,801)	(2,020,117)	1,937,785
Change in unrealized gain (loss) on investments	21,418,095	984,066	140,956	563,603	15,689,932	13,234,015	13,200,812	10,727,210

Net gain (loss) on investments	14,043,498	1,624,309	107,144	219,927	8,594,982	11,231,214	11,180,695	12,664,995

Reinvested capital gains	-	-	-	-	779,004	1,150,378	132,212	151,307

Net increase (decrease) in contract owners’ equity resulting from operations	$14,132,145	2,057,581	292,486	570,734	9,213,918	12,184,453	11,036,447	12,511,536

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	WRASP	SVDF	WFVLCG	WFVMM	SVOF	WFVSCG	WFVSMV	WFVTRB

Reinvested dividends	$6,509	-	332	212	-	-	102	3,575
Mortality and expense risk charges (note 2)	(154,352)	(260,026)	(1,839)	(1,102)	(1,222,661)	(45,813)	(88)	(1,040)

Net investment income (loss)	(147,843)	(260,026)	(1,507)	(890)	(1,222,661)	(45,813)	14	2,535

Realized gain (loss) on investments	115,041	5,880,079	(1,012)	-	(73,824,875)	70,675	(782)	54
Change in unrealized gain (loss) on investments	1,636,378	520,989	32,776	-	114,309,554	992,805	4,712	148

Net gain (loss) on investments	1,751,419	6,401,068	31,764	-	40,484,679	1,063,480	3,930	202

Reinvested capital gains	175,910	-	-	-	-	-	-	106

Net increase (decrease) in contract owners’ equity resulting from operations	$1,779,486	6,141,042	30,257	(890)	39,262,018	1,017,667	3,944	2,843

Investment Activity:	WIEP	WVCP	BF	VFLG2	VFLV2	MBVAG2	MBVCG2	SGRF

Reinvested dividends	$6,923	36,565	16,719	-	3,006	-	408	-
Mortality and expense risk charges (note 2)	(139,254)	(18,163)	(8,682)	(2,676)	(3,637)	(610)	(902)	(19,446)

Net investment income (loss)	(132,331)	18,402	8,037	(2,676)	(631)	(610)	(494)	(19,446)

Realized gain (loss) on investments	2,885,809	(24,024)	(1,104,294)	(306,922)	(618,233)	(166,434)	(60,514)	(3,260,173)
Change in unrealized gain (loss) on investments	(674,791)	375,927	1,050,764	304,960	544,112	139,766	44,039	3,428,292

Net gain (loss) on investments	2,211,018	351,903	(53,530)	(1,962)	(74,121)	(26,668)	(16,475)	168,119

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,078,687	370,305	(45,493)	(4,638)	(74,752)	(27,278)	(16,969)	148,673

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	SGRF2	JPMCVP	PISVP1

Reinvested dividends	$-	132,828	5,704
Mortality and expense risk charges (note 2)	(91,071)	(21,949)	(1,646)

Net investment income (loss)	(91,071)	110,879	4,058

Realized gain (loss) on investments	(10,460,572)	(3,380,741)	(861,598)
Change in unrealized gain (loss) on investments	11,179,144	3,002,269	807,528

Net gain (loss) on investments	718,572	(378,472)	(54,070)

Reinvested capital gains	-	12,024	-

Net increase (decrease) in contract owners’ equity resulting from operations	$627,501	(255,569)	(50,012)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2009 and 2008

	Total		ALBS		ALMCS		AFGF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$49,602,881	126,228,065	3,700	(2,305)	(3,645)	(6,746)	(43,108)	(33,996)
Realized gain (loss) on investments	(1,638,769,490)	(310,427,981)	(12,724)	(4,584)	(45,009)	(149,290)	(359,600)	(203,295)
Change in unrealized gain (loss) on investments	5,024,146,648	(8,653,538,654)	57,489	(108,519)	187,323	(555,854)	3,503,727	(8,557,306)
Reinvested capital gains	266,022,593	1,250,139,523	-	25,679	-	214,876	-	1,504,481

Net increase (decrease) in contract owners’ equity resulting from operations	3,701,002,632	(7,587,599,047)	48,465	(89,729)	138,669	(497,014)	3,101,019	(7,290,116)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,692,844,513	3,842,471,180	-	-	-	6,553	25,996	61,398
Transfers between funds	-	-	7,072	(54,028)	31,665	(60,412)	(166,604)	(185,975)
Redemptions (note 3)	(1,877,272,449)	(2,376,357,188)	(8,320)	(384)	(5,564)	(139,531)	(1,525,292)	(1,301,749)
Annuity benefits	(1,682,121)	(2,149,504)	-	-	-	-	(472)	(667)
Contract maintenance charges (note 2)	(34,430,609)	(23,305,962)	(8)	(5)	(39)	(12)	(4,634)	(5,075)
Contingent deferred sales charges (note 2)	(17,198,031)	(21,839,980)	-	-	-	-	(2,515)	(1,883)
Adjustments to maintain reserves	1,535,292	627	(7)	(20)	(10)	(3)	268	229

Net equity transactions	1,763,796,595	1,418,819,173	(1,263)	(54,437)	26,052	(193,405)	(1,673,253)	(1,433,722)

Net change in contract owners’ equity	5,464,799,227	(6,168,779,874)	47,202	(144,166)	164,721	(690,419)	1,427,766	(8,723,838)
Contract owners’ equity beginning of period	16,006,481,073	22,175,260,947	173,104	317,270	267,952	958,371	8,862,395	17,586,233

Contract owners’ equity end of period	$21,471,280,300	16,006,481,073	220,306	173,104	432,673	267,952	10,290,161	8,862,395

CHANGES IN UNITS:
Beginning units	1,454,565,115	1,216,943,704	18,716	23,143	35,463	52,160	185,887	204,499
Units purchased	888,311,585	851,755,113	2,396	6,639	5,759	6,910	496	1,406
Units redeemed	(574,564,175)	(614,133,702)	(2,401)	(11,066)	(2,901)	(23,607)	(29,901)	(20,018)

Ending units	1,768,312,525	1,454,565,115	18,711	18,716	38,321	35,463	156,482	185,887

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AFHY		AFGC		MLVGA3		CSIEF3

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$95,253	40,903	18,930	23,930	226,145	-	(1,233)	-
Realized gain (loss) on investments	1,167	(112,801)	1,011	(9,493)	19,518	-	52	-
Change in unrealized gain (loss) on investments	393,367	(66,558)	(10,779)	79,800	1,054,267	-	18,325	-
Reinvested capital gains	-	-	12,897	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	489,787	(138,456)	22,059	94,237	1,299,930	-	17,144	-

Equity transactions:
Purchase payments received from contract owners (note 3)	5,459	2,469	52,886	43,875	14,104,617	-	1	-
Transfers between funds	652	87,135	(38,207)	202,246	13,167,385	-	1,677,185	-
Redemptions (note 3)	(61,209)	(102,509)	(199,930)	(272,926)	(386,948)	-	(11,760)	-
Annuity benefits	(1,070)	(2,852)	(237)	(1,585)	-	-	-	-
Contract maintenance charges (note 2)	(694)	(561)	(1,052)	(946)	(643)	-	(49)	-
Contingent deferred sales charges (note 2)	-	(445)	-	(188)	(537)	-	(3)	-
Adjustments to maintain reserves	636	373	74	147	(143)	-	(38,075)	-

Net equity transactions	(56,226)	(16,390)	(186,466)	(29,377)	26,883,731	-	1,627,299	-

Net change in contract owners’ equity	433,561	(154,846)	(164,407)	64,860	28,183,661	-	1,644,443	-
Contract owners’ equity beginning of period	1,302,258	1,457,104	1,520,105	1,455,245	-	-	-	-

Contract owners’ equity end of period	$1,735,819	1,302,258	1,355,698	1,520,105	28,183,661	-	1,644,443	-

CHANGES IN UNITS:
Beginning units	42,363	35,586	48,345	49,215	-	-	-	-
Units purchased	50,187	65,926	2,683	11,737	2,409,651	-	162,407	-
Units redeemed	(51,517)	(59,149)	(8,529)	(12,607)	(70,883)	-	(1,177)	-

Ending units	41,033	42,363	42,499	48,345	2,338,768	-	161,230	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WSCP		JPMMV1		JABS		JACAS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(56,409)	(620,002)	(52,350)	-	161,806	125,934	(1,322,453)	(1,202,245)
Realized gain (loss) on investments	335,321	3,205,001	120,458	-	98,845	308,033	1,346,294	5,447,413
Change in unrealized gain (loss) on investments	6,359,410	(22,557,519)	1,385,216	-	1,901,259	(3,702,766)	30,329,801	(52,133,402)
Reinvested capital gains	-	-	-	-	444,011	878,177	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,638,322	(19,972,520)	1,453,324	-	2,605,921	(2,390,622)	30,353,642	(47,888,234)

Equity transactions:
Purchase payments received from contract owners (note 3)	654,609	1,694,645	16,373	-	90,629	92,722	17,346,363	20,346,851
Transfers between funds	(1,219,878)	(3,587,750)	5,141,431	-	1,268,903	524,745	6,936,783	29,860,354
Redemptions (note 3)	(4,438,788)	(7,660,323)	(534,065)	-	(979,595)	(1,356,200)	(8,372,768)	(10,166,360)
Annuity benefits	(2,226)	(3,488)	-	-	-	-	(686)	(700)
Contract maintenance charges (note 2)	(25,375)	(29,426)	(1,921)	-	(1,332)	(1,174)	(76,618)	(34,096)
Contingent deferred sales charges (note 2)	(14,104)	(17,023)	(1,610)	-	(15,404)	(24,357)	(74,858)	(71,277)
Adjustments to maintain reserves	(1,326)	(784)	682	-	(309)	(252)	(2,861)	1,719

Net equity transactions	(5,047,088)	(9,604,149)	4,620,890	-	362,892	(764,516)	15,755,355	39,936,491

Net change in contract owners’ equity	1,591,234	(29,576,669)	6,074,214	-	2,968,813	(3,155,138)	46,108,997	(7,951,743)
Contract owners’ equity beginning of period	33,374,110	62,950,779	-	-	10,629,343	13,784,481	62,781,105	70,732,848

Contract owners’ equity end of period	$34,965,344	33,374,110	6,074,214	-	13,598,156	10,629,343	108,890,102	62,781,105

CHANGES IN UNITS:
Beginning units	2,973,366	3,619,869	-	-	848,549	908,896	6,759,021	4,763,489
Units purchased	85,441	159,549	607,494	-	158,019	156,392	4,021,501	5,477,446
Units redeemed	(526,294)	(806,052)	(91,892)	-	(130,200)	(216,739)	(2,822,147)	(3,481,914)

Ending units	2,532,513	2,973,366	515,602	-	876,368	848,549	7,958,375	6,759,021

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	JAGTS2		JAGTS		JARLCS		JAIGS2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(51,931)	(52,967)	(26,821)	(33,407)	(14,809)	(44,748)	(1,725,699)	2,413,896
Realized gain (loss) on investments	77,619	128,343	3,692	38,484	(1,782,822)	(306,315)	(13,207,264)	888,368
Change in unrealized gain (loss) on investments	1,695,971	(2,559,215)	901,951	(1,494,358)	2,118,307	(2,186,695)	94,042,772	(164,883,295)
Reinvested capital gains	-	-	-	-	-	315,293	4,306,852	29,018,198

Net increase (decrease) in contract owners’ equity resulting from operations	1,721,659	(2,483,839)	878,822	(1,489,281)	320,676	(2,222,465)	83,416,661	(132,562,833)

Equity transactions:
Purchase payments received from contract owners (note 3)	102,217	365,224	-	27	47,451	599,323	8,676,868	26,061,804
Transfers between funds	1,196,390	(135,789)	(50,583)	(102,694)	(3,655,957)	67,925	3,456,988	25,621,230
Redemptions (note 3)	(583,035)	(688,250)	(159,089)	(298,831)	(305,303)	(352,383)	(14,062,429)	(18,399,288)
Annuity benefits	-	-	(318)	(2,111)	-	-	(7,349)	(9,306)
Contract maintenance charges (note 2)	(2,286)	(2,457)	(2,065)	(2,238)	(4,832)	(3,940)	(310,406)	(248,258)
Contingent deferred sales charges (note 2)	(2,637)	(7,011)	(286)	(993)	(6,798)	(4,733)	(136,077)	(158,807)
Adjustments to maintain reserves	(78)	(61)	(148)	(42)	(38)	(335)	76,341	(1,829)

Net equity transactions	710,571	(468,344)	(212,489)	(406,882)	(3,925,477)	305,857	(2,306,064)	32,865,546

Net change in contract owners’ equity	2,432,230	(2,952,183)	666,333	(1,896,163)	(3,604,801)	(1,916,608)	81,110,597	(99,697,287)
Contract owners’ equity beginning of period	2,732,234	5,684,417	1,704,844	3,601,007	3,604,801	5,521,409	113,326,651	213,023,938

Contract owners’ equity end of period	$5,164,464	2,732,234	2,371,177	1,704,844	-	3,604,801	194,437,248	113,326,651

CHANGES IN UNITS:
Beginning units	342,194	394,297	628,439	733,774	333,684	321,741	8,802,005	7,719,861
Units purchased	218,356	89,588	-	11	42,163	116,016	3,164,155	4,890,572
Units redeemed	(142,884)	(141,691)	(62,368)	(105,346)	(375,847)	(104,073)	(3,318,730)	(3,808,428)

Ending units	417,666	342,194	566,071	628,439	-	333,684	8,647,430	8,802,005

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	JAIGS		MIGSC		MVFSC		MSVFI

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(78,437)	158,819	(142,819)	(239,834)	(1,623,011)	(489,019)	202,344	108,965
Realized gain (loss) on investments	520,950	1,200,673	(264,896)	296,205	(6,438,115)	(859,714)	(321,844)	(119,033)
Change in unrealized gain (loss) on investments	3,836,579	(11,032,905)	4,149,861	(8,713,387)	77,682,129	(36,555,708)	310,295	(437,219)
Reinvested capital gains	235,876	1,749,821	-	884,134	-	3,527,887	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,514,968	(7,923,592)	3,742,146	(7,772,882)	69,621,003	(34,376,554)	190,795	(447,287)

Equity transactions:
Purchase payments received from contract owners (note 3)	1	16	188,142	235,657	20,597,621	17,889,714	126,119	244,265
Transfers between funds	(565,795)	(569,698)	(718,949)	(1,661,844)	193,679,815	7,683,235	(815,884)	312,810
Redemptions (note 3)	(809,687)	(1,825,649)	(1,387,814)	(1,760,534)	(16,296,041)	(7,284,229)	(430,071)	(663,809)
Annuity benefits	-	-	-	-	(1,807)	(1,856)	-	-
Contract maintenance charges (note 2)	(4,857)	(5,719)	(1,353)	(1,548)	(872,738)	(39,200)	(850)	(1,420)
Contingent deferred sales charges (note 2)	(2,332)	(5,216)	(17,783)	(26,310)	(246,961)	(71,790)	(1,024)	(2,703)
Adjustments to maintain reserves	(431)	(159)	(35)	(358)	1,246,895	(612)	808	(105)

Net equity transactions	(1,383,101)	(2,406,425)	(1,937,792)	(3,214,937)	198,106,784	18,175,262	(1,120,902)	(110,962)

Net change in contract owners’ equity	3,131,867	(10,330,017)	1,804,354	(10,987,819)	267,727,787	(16,201,292)	(930,107)	(558,249)
Contract owners’ equity beginning of period	6,402,172	16,732,189	11,622,597	22,610,416	71,681,902	87,883,194	2,999,638	3,557,887

Contract owners’ equity end of period	$9,534,039	6,402,172	13,426,951	11,622,597	339,409,689	71,681,902	2,069,531	2,999,638

CHANGES IN UNITS:
Beginning units	711,183	879,729	1,184,843	1,427,758	5,622,918	4,556,477	312,617	328,510
Units purchased	4,011	2	79,443	45,321	19,970,632	2,760,441	88,322	209,243
Units redeemed	(112,406)	(168,548)	(268,031)	(288,236)	(3,320,653)	(1,694,000)	(201,565)	(225,136)

Ending units	602,788	711,183	996,255	1,184,843	22,272,897	5,622,918	199,374	312,617

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	MSVF2		MSEM		MSEMB		MSVRE

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$11,170,625	6,402,303	289,584	335,121	82,894	95,545	1,251,954	2,027,730
Realized gain (loss) on investments	(36,883,147)	(5,301,604)	(117,690)	(302,007)	(89,704)	(89,035)	(66,930,523)	2,376,340
Change in unrealized gain (loss) on investments	32,378,594	(36,033,941)	914,507	(1,228,571)	320,524	(357,750)	68,126,489	(81,704,272)
Reinvested capital gains	-	-	-	238,029	-	70,024	-	36,706,467

Net increase (decrease) in contract owners’ equity resulting from operations	6,666,072	(34,933,242)	1,086,401	(957,428)	313,714	(281,216)	2,447,920	(40,593,735)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,620,763	32,437,863	-	(253)	-	-	745,024	3,320,519
Transfers between funds	(192,753,077)	(53,307,697)	(304,590)	(670,164)	(69,763)	(135,747)	(56,957,139)	(8,237,395)
Redemptions (note 3)	(6,736,700)	(14,800,091)	(627,664)	(1,064,832)	(211,428)	(227,330)	(5,271,515)	(16,854,491)
Annuity benefits	(484)	(157)	-	-	-	-	(7,927)	(10,608)
Contract maintenance charges (note 2)	(256,029)	(536,688)	(3,207)	(3,433)	(306)	(266)	(21,019)	(45,151)
Contingent deferred sales charges (note 2)	(90,086)	(254,674)	(1,009)	(3,772)	(4,280)	(3,208)	(14,348)	(52,621)
Adjustments to maintain reserves	178,618	(862)	(32)	(16)	(115)	(112)	3,444	1,594

Net equity transactions	(197,036,995)	(36,462,306)	(936,502)	(1,742,470)	(285,892)	(366,663)	(61,523,480)	(21,878,153)

Net change in contract owners’ equity	(190,370,923)	(71,395,548)	149,899	(2,699,898)	27,822	(647,879)	(59,075,560)	(62,471,888)
Contract owners’ equity beginning of period	214,876,940	286,272,488	4,280,827	6,980,725	1,317,461	1,965,340	59,116,832	121,588,720

Contract owners’ equity end of period	$24,506,017	214,876,940	4,430,726	4,280,827	1,345,283	1,317,461	41,272	59,116,832

CHANGES IN UNITS:
Beginning units	22,132,369	25,887,057	256,891	351,451	91,031	113,859	2,056,027	2,592,043
Units purchased	873,668	6,060,614	3	-	-	-	113,849	342,609
Units redeemed	(20,686,902)	(9,815,302)	(49,984)	(94,560)	(18,494)	(22,828)	(2,169,876)	(878,625)

Ending units	2,319,135	22,132,369	206,910	256,891	72,537	91,031	-	2,056,027

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	MSVREB		VFMG2		NVAGF3		NVAMV1

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$737,229	890,316	(64,372)	(11,264)	49,768	-	184	-
Realized gain (loss) on investments	(57,817,100)	(10,999,719)	(880,284)	(146,529)	12,227	-	394	-
Change in unrealized gain (loss) on investments	58,458,616	(48,143,342)	1,768,219	(2,529,186)	(34,308)	-	324	-
Reinvested capital gains	-	27,428,028	25,226	375,196	7,662	-	2,329	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,378,745	(30,824,717)	848,789	(2,311,783)	35,349	-	3,231	-

Equity transactions:
Purchase payments received from contract owners (note 3)	588,205	3,411,631	9,543	34,646	737,506	-	797	-
Transfers between funds	(41,945,950)	(3,947,039)	(961,621)	(263,545)	1,002,127	-	65,674	-
Redemptions (note 3)	(2,760,743)	(7,599,851)	(432,753)	(735,098)	(14,581)	-	-	-
Annuity benefits	(5,442)	(10,188)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(4,594)	(10,148)	(1,699)	(2,056)	(27)	-	(7)	-
Contingent deferred sales charges (note 2)	(46,447)	(132,793)	(6,666)	(4,877)	(123)	-	-	-
Adjustments to maintain reserves	(4,040)	(717)	(2,743)	(109)	(57)	-	4	-

Net equity transactions	(44,179,011)	(8,289,105)	(1,395,939)	(971,039)	1,724,845	-	66,468	-

Net change in contract owners’ equity	(42,800,266)	(39,113,822)	(547,150)	(3,282,822)	1,760,194	-	69,699	-
Contract owners’ equity beginning of period	42,813,921	81,927,743	5,101,299	8,384,121	-	-	-	-

Contract owners’ equity end of period	$13,655	42,813,921	4,554,149	5,101,299	1,760,194	-	69,699	-

CHANGES IN UNITS:
Beginning units	3,061,013	3,568,905	567,913	651,956	-	-	-	-
Units purchased	313,220	1,176,390	10,470	12,294	171,252	-	5,917	-
Units redeemed	(3,374,206)	(1,684,282)	(170,423)	(96,337)	(15,553)	-	(322)	-

Ending units	27	3,061,013	407,960	567,913	155,699	-	5,595	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVAMV2		GVAAA2		GVABD2		GVAGG2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$3,691	-	(14,372,663)	8,527,925	(5,947,980)	12,623,639	(1,012,227)	873,431
Realized gain (loss) on investments	10,546	-	(967,861)	(8,426)	(5,520,833)	(1,107,239)	(2,346,433)	(541,185)
Change in unrealized gain (loss) on investments	217,163	-	183,848,906	(230,496,031)	48,539,026	(42,404,672)	20,478,116	(34,038,519)
Reinvested capital gains	157,670	-	23,952,905	7,726,101	133,572	198,457	5,145,844	2,196,350

Net increase (decrease) in contract owners’ equity resulting from operations	389,070	-	192,461,287	(214,250,431)	37,203,785	(30,689,815)	22,265,300	(31,509,923)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,179,594	-	492,950,710	248,396,163	173,717,962	90,238,362	15,317,189	15,712,870
Transfers between funds	791,681	-	9,346,514	145,373,791	20,338,341	130,224,709	5,452,070	9,682,475
Redemptions (note 3)	(21,260)	-	(34,651,835)	(28,276,708)	(16,049,975)	(13,369,608)	(5,262,339)	(7,761,292)
Annuity benefits	-	-	(2,334)	(2,955)	(210)	-	(1,174)	-
Contract maintenance charges (note 2)	(1,127)	-	(3,734,141)	(2,105,668)	(754,523)	(227,954)	(82,671)	(37,970)
Contingent deferred sales charges (note 2)	(379)	-	(515,423)	(323,689)	(282,812)	(186,091)	(49,079)	(63,605)
Adjustments to maintain reserves	(52)	-	27,605	(262)	21,238	(808)	6,556	2,971

Net equity transactions	3,948,457	-	463,421,096	363,060,672	176,990,021	206,678,610	15,380,552	17,535,449

Net change in contract owners’ equity	4,337,527	-	655,882,383	148,810,241	214,193,806	175,988,795	37,645,852	(13,974,474)
Contract owners’ equity beginning of period	-	-	609,597,149	460,786,908	306,925,600	130,936,805	50,870,236	64,844,710

Contract owners’ equity end of period	$4,337,527	-	1,265,479,532	609,597,149	521,119,406	306,925,600	88,516,088	50,870,236

CHANGES IN UNITS:
Beginning units	-	-	81,161,084	42,263,897	33,032,987	12,421,457	6,969,825	5,365,947
Units purchased	369,575	-	67,596,456	46,307,079	25,075,596	26,107,114	3,855,621	3,688,385
Units redeemed	(20,385)	-	(10,255,334)	(7,409,892)	(7,313,781)	(5,495,584)	(2,131,691)	(2,084,507)

Ending units	349,190	-	138,502,206	81,161,084	50,794,802	33,032,987	8,693,755	6,969,825

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVAGR2		GVAGI2		HIBF		HIBF3

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(1,734,567)	749,332	(6,898,859)	2,488,825	743,227	931,082	4,190,567	2,715,104
Realized gain (loss) on investments	(14,738,005)	(463,206)	(12,387,580)	-	(868,839)	(830,001)	(6,795,418)	(3,097,300)
Change in unrealized gain (loss) on investments	37,729,828	(80,329,880)	111,016,457	(92,277,536)	3,419,998	(3,973,615)	20,803,406	(10,412,486)
Reinvested capital gains	13,208,018	7,748,903	9,902,860	65,984	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	34,465,274	(72,294,851)	101,632,878	(89,722,727)	3,294,386	(3,872,534)	18,198,555	(10,794,682)

Equity transactions:
Purchase payments received from contract owners (note 3)	26,497,378	36,392,316	170,711,985	88,885,170	48	80	4,738,785	3,843,612
Transfers between funds	(8,236,059)	18,006,009	7,220,754	154,504,897	(704,785)	(1,683,295)	23,732,554	1,215,930
Redemptions (note 3)	(8,889,548)	(10,219,568)	(12,195,578)	(7,859,811)	(956,679)	(1,755,261)	(5,978,036)	(4,842,559)
Annuity benefits	(187)	-	(1,682)	(883)	(260)	(178)	(7,798)	(6,990)
Contract maintenance charges (note 2)	(136,267)	(149,137)	(695,470)	(150,540)	(1,435)	(1,536)	(5,007)	(3,836)
Contingent deferred sales charges (note 2)	(101,955)	(117,815)	(261,313)	(117,963)	(19,299)	(26,780)	(73,686)	(50,361)
Adjustments to maintain reserves	(100,589)	1,661	135,912	(9,261)	(463)	(260)	2,122	(434)

Net equity transactions	9,032,773	43,913,466	164,914,608	235,251,609	(1,682,873)	(3,467,230)	22,408,934	155,362

Net change in contract owners’ equity	43,498,047	(28,381,385)	266,547,486	145,528,882	1,611,513	(7,339,764)	40,607,489	(10,639,320)
Contract owners’ equity beginning of period	98,887,216	127,268,601	225,400,858	79,871,976	8,525,920	15,865,684	30,245,809	40,885,129

Contract owners’ equity end of period	$142,385,263	98,887,216	491,948,344	225,400,858	10,137,433	8,525,920	70,853,298	30,245,809

CHANGES IN UNITS:
Beginning units	15,955,035	11,269,769	38,038,535	8,176,408	833,712	1,099,805	3,688,239	3,534,655
Units purchased	6,604,527	7,670,142	35,144,378	32,655,573	1,892	-	5,264,322	2,594,510
Units redeemed	(5,755,341)	(2,984,876)	(8,620,657)	(2,793,446)	(146,112)	(266,093)	(2,937,797)	(2,440,926)

Ending units	16,804,221	15,955,035	64,562,256	38,038,535	689,492	833,712	6,014,764	3,688,239

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GEM		GEM2		GEM3		GEM6

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(306)	(1,798)	(7,169)	(28,909)	(12,936)	(137,206)	(181,474)	(424,820)
Realized gain (loss) on investments	(13,506)	88,957	(151,694)	214,525	(5,122,632)	3,931,627	(14,512,801)	(721,388)
Change in unrealized gain (loss) on investments	249,347	(1,048,078)	1,060,048	(4,449,186)	21,233,938	(63,187,446)	33,590,395	(70,764,600)
Reinvested capital gains	-	205,161	-	894,114	-	12,320,324	-	14,918,890

Net increase (decrease) in contract owners’ equity resulting from operations	235,535	(755,758)	901,185	(3,369,456)	16,098,370	(47,072,701)	18,896,120	(56,991,918)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	2,018	2	54	1,246,746	2,806,420	5,582,825	9,510,638
Transfers between funds	(39,904)	(55,727)	(182,671)	(1,063,063)	465,710	(14,653,649)	3,202,579	(21,822,485)
Redemptions (note 3)	(82,113)	(104,842)	(348,089)	(408,302)	(5,221,848)	(9,031,132)	(5,221,001)	(7,803,509)
Annuity benefits	(922)	(5,717)	-	-	(4,681)	(4,511)	(6,463)	(9,080)
Contract maintenance charges (note 2)	(259)	(451)	(517)	(764)	(20,129)	(26,943)	(7,044)	(8,056)
Contingent deferred sales charges (note 2)	(255)	(189)	(4,021)	(9,133)	(15,853)	(28,596)	(71,105)	(129,210)
Adjustments to maintain reserves	411	1,703	(139)	(292)	(319)	(20,234)	(1,641)	(12,871)

Net equity transactions	(123,042)	(163,205)	(535,435)	(1,481,500)	(3,550,374)	(20,958,645)	3,478,150	(20,274,573)

Net change in contract owners’ equity	112,493	(918,963)	365,750	(4,850,956)	12,547,996	(68,031,346)	22,374,270	(77,266,491)
Contract owners’ equity beginning of period	487,145	1,406,108	1,800,059	6,651,015	28,144,302	96,175,648	32,397,202	109,663,693

Contract owners’ equity end of period	$599,638	487,145	2,165,809	1,800,059	40,692,298	28,144,302	54,771,472	32,397,202

CHANGES IN UNITS:
Beginning units	33,579	40,673	88,202	134,775	1,827,343	2,599,261	2,681,445	3,749,821
Units purchased	-	71	260	-	400,550	600,333	1,544,209	1,328,948
Units redeemed	(7,713)	(7,165)	(22,315)	(46,573)	(590,479)	(1,372,251)	(1,366,963)	(2,397,324)

Ending units	25,866	33,579	66,147	88,202	1,637,414	1,827,343	2,858,691	2,681,445

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVGU2		GVGU		GIG		GIG3

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$7,591	7,613	91,395	130,651	(79)	88	(135,832)	(18,605)
Realized gain (loss) on investments	(23,217)	11,283	(1,835,008)	(1,145,758)	2,830	3,733	(3,448,615)	621,425
Change in unrealized gain (loss) on investments	33,458	(305,200)	1,849,941	(2,502,951)	13,373	(73,028)	8,852,276	(20,554,644)
Reinvested capital gains	-	7,334	-	93,739	-	14,111	-	4,015,655

Net increase (decrease) in contract owners’ equity resulting from operations	17,832	(278,970)	106,328	(3,424,319)	16,124	(55,096)	5,267,829	(15,936,169)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	106,055	234,481	-	-	488,133	960,920
Transfers between funds	(12,351)	(130,877)	(1,203,978)	(2,473,042)	-	-	18,024,650	(4,070,673)
Redemptions (note 3)	(58,442)	(137,571)	(652,910)	(1,786,383)	(13,941)	(6,410)	(3,649,230)	(3,965,983)
Annuity benefits	-	-	-	(577)	-	-	(2,966)	(7,650)
Contract maintenance charges (note 2)	(62)	(71)	(1,999)	(2,993)	(67)	(68)	(10,253)	(9,177)
Contingent deferred sales charges (note 2)	(668)	(432)	(1,368)	(6,173)	-	(26)	(7,452)	(10,881)
Adjustments to maintain reserves	(32)	(115)	(924)	(2,813)	(9)	(47)	14,142	191

Net equity transactions	(71,555)	(269,066)	(1,755,124)	(4,037,500)	(14,017)	(6,551)	14,857,024	(7,103,253)

Net change in contract owners’ equity	(53,723)	(548,036)	(1,648,796)	(7,461,819)	2,107	(61,647)	20,124,853	(23,039,422)
Contract owners’ equity beginning of period	404,326	952,362	5,166,421	12,628,240	61,400	123,047	14,827,720	37,867,142

Contract owners’ equity end of period	$350,603	404,326	3,517,625	5,166,421	63,507	61,400	34,952,573	14,827,720

CHANGES IN UNITS:
Beginning units	23,118	35,923	340,376	549,810	7,437	7,935	1,123,906	1,528,618
Units purchased	-	-	35,047	155,805	-	-	1,451,530	261,187
Units redeemed	(4,209)	(12,805)	(158,011)	(365,239)	(1,430)	(498)	(503,421)	(665,899)

Ending units	18,909	23,118	217,412	340,376	6,007	7,437	2,072,015	1,123,906

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVIE6		GEF3		NVGWL6		NVNMO1

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(82,852)	12,967	(7,010)	(31,043)	(149)	-	(442,119)	(313)
Realized gain (loss) on investments	(1,111,808)	(674,758)	(915,157)	(182,098)	8,059	-	588,120	(12,474)
Change in unrealized gain (loss) on investments	3,598,820	(1,379,023)	1,375,926	(3,463,851)	34,632	-	10,150,274	(13,303)
Reinvested capital gains	-	555,554	-	899,110	-	-	221,132	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,404,160	(1,485,260)	453,759	(2,777,882)	42,542	-	10,517,407	(26,090)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,363,567	1,048,409	53,758	190,960	357,931	-	842,403	920
Transfers between funds	9,684,968	3,757,297	(294,808)	(1,191,214)	148,158	-	96,754,857	94,850
Redemptions (note 3)	(772,853)	(535,352)	(424,347)	(1,016,808)	(1,061)	-	(5,977,965)	(4,353)
Annuity benefits	-	-	-	-	-	-	(8,793)	-
Contract maintenance charges (note 2)	(8,538)	(476)	(1,383)	(1,832)	(533)	-	(20,848)	(10)
Contingent deferred sales charges (note 2)	(8,002)	(3,296)	(869)	(4,490)	-	-	(16,852)	-
Adjustments to maintain reserves	(1,088)	(58)	(35)	(77)	(53)	-	(53,427)	(8)

Net equity transactions	11,258,054	4,266,524	(667,684)	(2,023,461)	504,442	-	91,519,375	91,399

Net change in contract owners’ equity	13,662,214	2,781,264	(213,925)	(4,801,343)	546,984	-	102,036,782	65,309
Contract owners’ equity beginning of period	2,781,264	-	2,748,870	7,550,213	-	-	65,309	-

Contract owners’ equity end of period	$16,443,478	2,781,264	2,534,945	2,748,870	546,984	-	102,102,091	65,309

CHANGES IN UNITS:
Beginning units	510,631	-	249,753	376,901	-	-	12,714	-
Units purchased	2,236,631	804,829	17,275	55,737	46,750	-	14,478,505	16,482
Units redeemed	(377,858)	(294,198)	(80,328)	(182,885)	(5,538)	-	(1,333,101)	(3,768)

Ending units	2,369,404	510,631	186,700	249,753	41,212	-	13,158,118	12,714

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVNMO2		NVNSR1		NVNSR2		NVCRA2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(91,964)	(6,195)	(13,555)	(4,633)	(3,867,075)	(1,387,743)	(43,900)	21,171
Realized gain (loss) on investments	(66,350)	(137,486)	(343,055)	(72,125)	(36,769,848)	(3,913,076)	(415,017)	(184,138)
Change in unrealized gain (loss) on investments	2,292,034	(289,189)	758,225	(817,778)	109,745,964	(133,824,294)	2,541,584	(1,248,138)
Reinvested capital gains	23,974	-	-	-	-	-	2,352	85,124

Net increase (decrease) in contract owners’ equity resulting from operations	2,157,694	(432,870)	401,615	(894,536)	69,109,041	(139,125,113)	2,085,019	(1,325,981)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,249,490	714,662	130,480	75,494	6,399,492	3,630,688	3,053,438	3,246,074
Transfers between funds	5,477,366	566,947	(179,894)	2,547,964	(31,644,463)	397,446,743	1,377,295	2,643,727
Redemptions (note 3)	(291,262)	(5,382)	(309,192)	(159,988)	(15,107,123)	(7,704,356)	(224,408)	(196,801)
Annuity benefits	-	-	-	-	(1,044)	(194)	-	-
Contract maintenance charges (note 2)	(2,994)	(3)	(1,283)	(553)	(1,121,891)	(491,316)	(1,555)	(215)
Contingent deferred sales charges (note 2)	(5,726)	(66)	(1,097)	(889)	(284,591)	(146,603)	(1,413)	(251)
Adjustments to maintain reserves	8,351	34	1,297	(39)	328,074	10,849	(114)	(36)

Net equity transactions	8,435,225	1,276,192	(359,689)	2,461,989	(41,431,546)	392,745,811	4,203,243	5,692,498

Net change in contract owners’ equity	10,592,919	843,322	41,926	1,567,453	27,677,495	253,620,698	6,288,262	4,366,517
Contract owners’ equity beginning of period	843,322	-	1,567,453	-	253,620,698	-	4,366,517	-

Contract owners’ equity end of period	$11,436,241	843,322	1,609,379	1,567,453	281,298,193	253,620,698	10,654,779	4,366,517

CHANGES IN UNITS:
Beginning units	165,613	-	255,949	-	41,560,970	-	688,094	-
Units purchased	1,632,425	227,026	74,631	295,913	7,904,924	43,850,216	827,711	760,717
Units redeemed	(306,852)	(61,413)	(128,130)	(39,964)	(13,713,050)	(2,289,246)	(195,443)	(72,623)

Ending units	1,491,186	165,613	202,450	255,949	35,752,844	41,560,970	1,320,362	688,094

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVCRB2		NVCCA2		NVCCN2		NVCMD2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$878,028	547,993	907,250	487,875	1,819,739	293,229	1,884,735	507,024
Realized gain (loss) on investments	-	-	(1,407,350)	(88,603)	353,906	(289,119)	(652,099)	-
Change in unrealized gain (loss) on investments	48,916,872	(16,020,501)	68,998,819	(23,141,646)	12,131,843	(1,666,421)	58,689,713	(16,954,710)
Reinvested capital gains	-	661,128	-	1,022,826	350,618	78,376	23,073	670,143

Net increase (decrease) in contract owners’ equity resulting from operations	49,794,900	(14,811,380)	68,498,719	(21,719,548)	14,656,106	(1,583,935)	59,945,422	(15,777,543)

Equity transactions:
Purchase payments received from contract owners (note 3)	204,557,114	43,186,562	332,501,041	59,959,588	110,675,186	21,912,130	331,730,585	85,686,807
Transfers between funds	28,466,804	113,901,917	36,126,460	72,716,703	28,440,708	28,618,092	11,596,049	36,370,815
Redemptions (note 3)	(5,762,697)	(791,634)	(6,311,280)	(771,468)	(6,094,387)	(1,590,700)	(9,206,693)	(1,439,755)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(293,515)	(7,564)	(544,441)	(23,260)	(436,529)	(22,818)	(674,224)	(11,237)
Contingent deferred sales charges (note 2)	(110,682)	(7,000)	(123,533)	(7,518)	(32,353)	(68,260)	(139,380)	(6,617)
Adjustments to maintain reserves	2,583	(158)	(1,557)	(122)	(2,481)	(13)	2,017	(162)

Net equity transactions	226,859,607	156,282,123	361,646,690	131,873,923	132,550,144	48,848,431	333,308,354	120,599,851

Net change in contract owners’ equity	276,654,507	141,470,743	430,145,409	110,154,375	147,206,250	47,264,496	393,253,776	104,822,308
Contract owners’ equity beginning of period	141,470,743	-	110,154,375	-	47,264,496	-	104,822,308	-

Contract owners’ equity end of period	$418,125,250	141,470,743	540,299,784	110,154,375	194,470,746	47,264,496	498,076,084	104,822,308

CHANGES IN UNITS:
Beginning units	17,964,614	-	15,353,953	-	5,226,256	-	13,903,119	-
Units purchased	28,898,910	18,770,628	50,114,144	15,894,579	19,227,749	6,246,078	46,074,924	14,697,180
Units redeemed	(1,808,775)	(806,014)	(3,905,889)	(540,626)	(5,141,438)	(1,019,822)	(5,009,258)	(794,061)

Ending units	45,054,749	17,964,614	61,562,208	15,353,953	19,312,567	5,226,256	54,968,785	13,903,119

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVCMA2		NVCMC2		NVCBD1		NVCBD2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(214,279)	462,115	1,135,281	208,427	36,083	6,138	1,498,205	34,746
Realized gain (loss) on investments	(3,971,723)	(562,543)	(305,054)	(291,914)	41,990	(6,692)	355,131	(4,359)
Change in unrealized gain (loss) on investments	44,166,282	(22,848,558)	15,150,108	(3,292,285)	(22,864)	4,272	(290,103)	(6,570)
Reinvested capital gains	67,529	1,049,798	101,727	114,676	12,928	-	968,892	-

Net increase (decrease) in contract owners’ equity resulting from operations	40,047,809	(21,899,188)	16,082,062	(3,261,096)	68,137	3,718	2,532,125	23,817

Equity transactions:
Purchase payments received from contract owners (note 3)	54,401,673	100,023,474	106,100,414	28,008,430	59,176	7,945	5,594,869	792,318
Transfers between funds	(1,406,821)	19,845,537	18,871,580	16,824,730	2,741,095	466,944	199,148,499	2,035,592
Redemptions (note 3)	(4,461,643)	(2,281,490)	(3,882,006)	(2,030,164)	(337,571)	(54,751)	(5,975,921)	(103,187)
Annuity benefits	-	-	-	-	-	-	(592)	-
Contract maintenance charges (note 2)	(775,245)	(19,445)	(199,127)	(4,212)	(722)	(47)	(287,863)	(559)
Contingent deferred sales charges (note 2)	(98,419)	(7,934)	(23,180)	(13,163)	(1,658)	-	(110,299)	(75)
Adjustments to maintain reserves	6,552	(161)	(557)	(92)	(78)	6	23,221	(59)

Net equity transactions	47,666,097	117,559,981	120,867,124	42,785,529	2,460,242	420,097	198,391,914	2,724,030

Net change in contract owners’ equity	87,713,906	95,660,793	136,949,186	39,524,433	2,528,379	423,815	200,924,039	2,747,847
Contract owners’ equity beginning of period	95,660,793	-	39,524,433	-	423,815	-	2,747,847	-

Contract owners’ equity end of period	$183,374,699	95,660,793	176,473,619	39,524,433	2,952,194	423,815	203,671,886	2,747,847

CHANGES IN UNITS:
Beginning units	14,026,096	-	4,777,489	-	42,991	-	279,918	-
Units purchased	9,962,217	15,187,849	15,166,146	5,484,014	334,006	68,502	20,310,321	314,418
Units redeemed	(2,410,113)	(1,161,753)	(1,544,272)	(706,525)	(97,974)	(25,511)	(1,099,908)	(34,500)

Ending units	21,578,200	14,026,096	18,399,363	4,777,489	279,023	42,991	19,490,331	279,918

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVLCP2		TRF		TRF2		GVGF2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$229,537	20,373	22,236	141,218	(1,878,083)	(2,154,051)	(3,473)	2,170
Realized gain (loss) on investments	75,296	(9,090)	(17,933,556)	(5,868,022)	(90,782,560)	(6,988,911)	(90,836)	(82,202)
Change in unrealized gain (loss) on investments	270,795	16,174	47,498,047	(142,301,333)	149,784,333	(259,873,044)	267,529	(528,767)
Reinvested capital gains	240,567	-	-	35,459,862	-	65,856,346	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	816,195	27,457	29,586,727	(112,568,275)	57,123,690	(203,159,660)	173,220	(608,799)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,018,629	577,870	2,337,834	4,918,810	5,221,864	44,578,887	-	-
Transfers between funds	7,567,657	1,628,979	(3,177,912)	(8,741,990)	(42,424,041)	55,656,769	(6,359)	(88,300)
Redemptions (note 3)	(937,444)	(34,044)	(20,852,738)	(36,610,286)	(15,783,210)	(19,908,808)	(94,642)	(67,375)
Annuity benefits	-	-	(62,558)	(113,249)	(815)	(188)	-	-
Contract maintenance charges (note 2)	(5,092)	(179)	(131,797)	(160,726)	(1,149,440)	(1,044,804)	(101)	(128)
Contingent deferred sales charges (note 2)	(9,800)	(883)	(27,635)	(66,796)	(296,831)	(411,934)	(1,069)	(1,480)
Adjustments to maintain reserves	(195)	17	36,326	(14,164)	286,017	(879)	(71)	(18)

Net equity transactions	10,633,755	2,171,760	(21,878,480)	(40,788,401)	(54,146,456)	78,869,043	(102,242)	(157,301)

Net change in contract owners’ equity	11,449,950	2,199,217	7,708,247	(153,356,676)	2,977,234	(124,290,617)	70,978	(766,100)
Contract owners’ equity beginning of period	2,199,217	-	140,087,415	293,444,091	280,668,416	404,959,033	623,060	1,389,160

Contract owners’ equity end of period	$13,649,167	2,199,217	147,795,662	140,087,415	283,645,650	280,668,416	694,038	623,060

CHANGES IN UNITS:
Beginning units	224,113	-	3,836,090	4,753,992	28,046,162	23,169,599	55,720	65,660
Units purchased	1,297,466	264,266	111,311	117,311	5,164,544	7,811,740	-	-
Units redeemed	(307,950)	(40,153)	(697,253)	(1,035,213)	(10,120,504)	(2,935,177)	(7,816)	(9,940)

Ending units	1,213,629	224,113	3,250,148	3,836,090	23,090,202	28,046,162	47,904	55,720

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVGFS		GBF		CAF		GVGH2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(4,310)	22,436	10,866,468	17,419,780	(248,619)	(484,811)	(16,840)	(23,817)
Realized gain (loss) on investments	(1,002,849)	(1,027,206)	1,805,355	(5,766,811)	(448,767)	1,530,565	(69,342)	(18,289)
Change in unrealized gain (loss) on investments	1,661,926	(809,971)	(15,554,220)	27,289,008	9,649,201	(23,224,436)	278,625	(622,134)
Reinvested capital gains	-	-	8,836,233	-	-	-	-	132,482

Net increase (decrease) in contract owners’ equity resulting from operations	654,767	(1,814,741)	5,953,836	38,941,977	8,951,815	(22,178,682)	192,443	(531,758)

Equity transactions:
Purchase payments received from contract owners (note 3)	33,318	102,633	32,982,531	62,701,970	804,025	1,708,798	156	-
Transfers between funds	(321,859)	1,071,229	(76,356,141)	104,224,844	(614,686)	(2,681,188)	(107,751)	(157,411)
Redemptions (note 3)	(195,594)	(368,193)	(67,569,894)	(73,321,377)	(4,549,491)	(7,534,551)	(158,789)	(145,569)
Annuity benefits	-	-	(30,879)	(28,423)	(10,385)	(19,292)	-	-
Contract maintenance charges (note 2)	(693)	(963)	(1,531,608)	(1,215,104)	(39,938)	(44,511)	(241)	(259)
Contingent deferred sales charges (note 2)	(102)	(634)	(603,001)	(692,113)	(12,398)	(24,109)	(1,743)	(1,966)
Adjustments to maintain reserves	(91)	(90)	146,610	9,817	(385)	3,401	(121)	(130)

Net equity transactions	(485,021)	803,982	(112,962,382)	91,679,614	(4,423,258)	(8,591,452)	(268,489)	(305,335)

Net change in contract owners’ equity	169,746	(1,010,759)	(107,008,546)	130,621,591	4,528,557	(30,770,134)	(76,046)	(837,093)
Contract owners’ equity beginning of period	2,057,788	3,068,547	710,367,559	579,745,968	31,095,923	61,866,057	1,341,247	2,178,340

Contract owners’ equity end of period	$2,227,534	2,057,788	603,359,013	710,367,559	35,624,480	31,095,923	1,265,201	1,341,247

CHANGES IN UNITS:
Beginning units	212,769	168,520	51,150,296	42,800,012	2,568,010	3,094,521	104,433	124,698
Units purchased	107,256	169,198	13,108,786	24,461,705	120,945	161,267	219	-
Units redeemed	(143,098)	(124,949)	(20,940,312)	(16,111,421)	(454,392)	(687,778)	(20,344)	(20,265)

Ending units	176,927	212,769	43,318,770	51,150,296	2,234,563	2,568,010	84,308	104,433

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVGHS		GVGH6		GVIX8		GVIDA

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(42,390)	(60,173)	(179,863)	(247,810)	109,547	26,204	(2,981,824)	527,177
Realized gain (loss) on investments	(760,771)	(449,322)	(3,364,043)	(1,313,775)	(1,419,623)	(472,078)	(23,868,768)	1,799,691
Change in unrealized gain (loss) on investments	1,386,647	(2,027,689)	5,119,108	(6,408,550)	3,407,422	(4,570,675)	85,687,122	(300,876,772)
Reinvested capital gains	-	509,267	-	1,634,517	-	12,607	19,329,241	81,756,834

Net increase (decrease) in contract owners’ equity resulting from operations	583,486	(2,027,917)	1,575,202	(6,335,618)	2,097,346	(5,003,942)	78,165,771	(216,793,070)

Equity transactions:
Purchase payments received from contract owners (note 3)	138,360	265,986	1,234,322	1,792,888	2,413,222	2,071,638	8,850,569	11,265,451
Transfers between funds	(387,868)	342,680	(2,621,415)	6,210,066	2,080,517	(1,262,371)	(11,706,288)	(1,389,851)
Redemptions (note 3)	(567,066)	(916,430)	(1,260,467)	(1,603,825)	(1,190,985)	(893,035)	(42,313,980)	(47,108,261)
Annuity benefits	-	-	-	-	-	-	(10,154)	(5,864)
Contract maintenance charges (note 2)	(2,338)	(2,522)	(1,377)	(1,404)	(9,473)	(6,013)	(71,461)	(77,819)
Contingent deferred sales charges (note 2)	(2,496)	(4,497)	(21,253)	(24,512)	(3,321)	(4,589)	(541,548)	(646,844)
Adjustments to maintain reserves	(205)	(93)	106	(283)	(312)	(303)	(8,125)	(4,625)

Net equity transactions	(821,613)	(314,876)	(2,670,084)	6,372,930	3,289,648	(94,673)	(45,800,987)	(37,967,813)

Net change in contract owners’ equity	(238,127)	(2,342,793)	(1,094,882)	37,312	5,386,994	(5,098,615)	32,364,784	(254,760,883)
Contract owners’ equity beginning of period	4,518,907	6,861,700	15,216,848	15,179,536	6,515,309	11,613,924	340,661,882	595,422,765

Contract owners’ equity end of period	$4,280,780	4,518,907	14,121,966	15,216,848	11,902,303	6,515,309	373,026,666	340,661,882

CHANGES IN UNITS:
Beginning units	425,425	476,539	1,764,395	1,289,936	996,023	994,418	28,976,150	31,376,425
Units purchased	160,519	258,162	755,606	1,611,370	873,931	516,219	3,113,268	2,166,636
Units redeemed	(243,080)	(309,276)	(1,119,954)	(1,136,911)	(432,416)	(514,614)	(6,698,991)	(4,566,911)

Ending units	342,864	425,425	1,400,047	1,764,395	1,437,538	996,023	25,390,427	28,976,150

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVDBL2		NVDCA2		GVIDC		GVIDM

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$238,682	-	515,466	-	603,519	3,227,836	(5,185,287)	20,354,527
Realized gain (loss) on investments	34,592	-	14,184	-	(2,135,252)	(809,758)	(8,238,065)	2,749,896
Change in unrealized gain (loss) on investments	1,714,917	-	4,854,563	-	18,290,179	(19,003,897)	278,674,054	(756,815,995)
Reinvested capital gains	385,931	-	576,469	-	1,321,137	3,249,361	43,913,323	176,276,488

Net increase (decrease) in contract owners’ equity resulting from operations	2,374,122	-	5,960,682	-	18,079,583	(13,336,458)	309,164,025	(557,435,084)

Equity transactions:
Purchase payments received from contract owners (note 3)	44,132,605	-	94,850,043	-	78,335,251	35,256,794	290,612,645	181,168,496
Transfers between funds	12,346,092	-	14,399,883	-	18,880,778	49,392,147	(18,667,189)	70,769,721
Redemptions (note 3)	(256,859)	-	(192,464)	-	(24,793,832)	(31,747,845)	(151,113,671)	(176,289,322)
Annuity benefits	-	-	-	-	(19,655)	(9,017)	(42,091)	(16,430)
Contract maintenance charges (note 2)	(5,685)	-	(23,579)	-	(572,316)	(279,020)	(2,973,755)	(2,095,467)
Contingent deferred sales charges (note 2)	(249)	-	(696)	-	(335,351)	(437,246)	(1,963,677)	(3,179,421)
Adjustments to maintain reserves	(151)	-	(394)	-	(2,988)	(613)	(24,516)	(3,603)

Net equity transactions	56,215,753	-	109,032,793	-	71,491,887	52,175,200	115,827,746	70,353,974

Net change in contract owners’ equity	58,589,875	-	114,993,475	-	89,571,470	38,838,742	424,991,771	(487,081,110)
Contract owners’ equity beginning of period	-	-	-	-	194,190,309	155,351,567	1,726,038,400	2,213,119,510

Contract owners’ equity end of period	$58,589,875	-	114,993,475	-	283,761,779	194,190,309	2,151,030,171	1,726,038,400

CHANGES IN UNITS:
Beginning units	-	-	-	-	17,322,335	12,824,884	149,844,350	145,018,915
Units purchased	5,296,533	-	9,688,321	-	12,053,707	10,611,071	31,163,181	27,292,458
Units redeemed	(210,348)	-	(172,002)	-	(5,831,200)	(6,113,620)	(21,906,270)	(22,467,023)

Ending units	5,086,185	-	9,516,319	-	23,544,842	17,322,335	159,101,261	149,844,350

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVDMA		GVDMC		GVUSL		MCIF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(5,467,261)	11,373,537	(397,879)	7,163,665	(12,344)	(27,951)	(344,663)	(196,383)
Realized gain (loss) on investments	(24,234,809)	5,248,200	(4,659,856)	(2,303,693)	(1,095,850)	(569,854)	(4,294,187)	1,187,109
Change in unrealized gain (loss) on investments	247,531,738	(757,715,705)	60,421,548	(123,547,592)	1,815,308	(2,627,709)	24,206,416	(51,644,636)
Reinvested capital gains	55,805,571	160,150,500	8,567,242	26,949,413	-	-	2,214,895	6,693,594

Net increase (decrease) in contract owners’ equity resulting from operations	273,635,239	(580,943,468)	63,931,055	(91,738,207)	707,114	(3,225,514)	21,782,461	(43,960,316)

Equity transactions:
Purchase payments received from contract owners (note 3)	96,413,181	173,375,309	96,514,150	61,809,695	151,308	279,142	6,848,398	7,581,291
Transfers between funds	(37,110,674)	(2,417,980)	4,879,922	59,643,269	(401,176)	105,123	1,861,958	(3,937,868)
Redemptions (note 3)	(99,729,157)	(124,241,518)	(44,506,000)	(54,352,009)	(489,840)	(958,807)	(9,315,166)	(13,432,112)
Annuity benefits	(31,857)	(41,224)	(101,172)	(72,696)	(3,504)	(2,667)	(4,503)	(6,544)
Contract maintenance charges (note 2)	(3,500,933)	(2,658,313)	(792,290)	(492,590)	(1,246)	(1,831)	(44,335)	(38,051)
Contingent deferred sales charges (note 2)	(1,638,108)	(2,591,429)	(608,151)	(836,910)	(1,212)	(2,538)	(69,319)	(102,645)
Adjustments to maintain reserves	19,740	1,747	(19,731)	8,046	(112)	(101)	(2,447)	(8,130)

Net equity transactions	(45,577,808)	41,426,592	55,366,728	65,706,805	(745,782)	(581,679)	(725,414)	(9,944,059)

Net change in contract owners’ equity	228,057,431	(539,516,876)	119,297,783	(26,031,402)	(38,668)	(3,807,193)	21,057,047	(53,904,375)
Contract owners’ equity beginning of period	1,214,824,493	1,754,341,369	479,176,280	505,207,682	2,855,066	6,662,259	67,933,508	121,837,883

Contract owners’ equity end of period	$1,442,881,924	1,214,824,493	598,474,063	479,176,280	2,816,398	2,855,066	88,990,555	67,933,508

CHANGES IN UNITS:
Beginning units	102,697,193	100,235,949	42,212,488	37,093,457	344,880	397,523	5,965,468	6,776,727
Units purchased	11,939,661	16,868,580	12,733,726	13,641,421	41,072	107,066	1,510,389	1,871,331
Units redeemed	(15,022,159)	(14,407,336)	(8,175,872)	(8,522,390)	(128,441)	(159,709)	(1,768,602)	(2,682,590)

Ending units	99,614,695	102,697,193	46,770,342	42,212,488	257,511	344,880	5,707,255	5,965,468

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SAM		NVMIG3		NVMIG6		GVDIV2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(10,037,888)	3,396,402	(89,768)	(10,162)	(1,783,585)	(2,147,134)	2,759	990
Realized gain (loss) on investments	-	-	(135,374)	(93,110)	(11,054,510)	(3,263,169)	(216,109)	1,690
Change in unrealized gain (loss) on investments	-	-	6,322,921	(655,732)	84,231,085	(98,969,541)	427,220	(1,294,257)
Reinvested capital gains	-	-	-	-	-	-	-	252,332

Net increase (decrease) in contract owners’ equity resulting from operations	(10,037,888)	3,396,402	6,097,779	(759,004)	71,392,990	(104,379,844)	213,870	(1,039,245)

Equity transactions:
Purchase payments received from contract owners (note 3)	306,399,948	1,430,358,609	445,197	79,857	5,250,614	3,075,087	102	-
Transfers between funds	(128,024,350)	(901,317,576)	42,413,850	2,295,639	4,576,132	312,984,584	(138,911)	(292,353)
Redemptions (note 3)	(355,206,069)	(369,678,377)	(2,746,691)	(172,747)	(12,856,665)	(7,259,908)	(105,450)	(86,340)
Annuity benefits	(130,883)	(117,752)	(473)	-	(667)	(109)	-	-
Contract maintenance charges (note 2)	(398,366)	(281,792)	(10,048)	(582)	(990,489)	(501,462)	(121)	(169)
Contingent deferred sales charges (note 2)	(1,867,886)	(2,116,021)	(6,102)	(771)	(243,462)	(137,315)	(1,332)	(1,487)
Adjustments to maintain reserves	(53,418)	29,626	(11,992)	(26)	106,912	(511)	(118)	(45)

Net equity transactions	(179,281,024)	156,876,717	40,083,741	2,201,370	(4,157,625)	308,160,366	(245,830)	(380,394)

Net change in contract owners’ equity	(189,318,912)	160,273,119	46,181,520	1,442,366	67,235,365	203,780,522	(31,960)	(1,419,639)
Contract owners’ equity beginning of period	801,487,966	641,214,847	1,442,366	-	203,780,522	-	1,064,102	2,483,741

Contract owners’ equity end of period	$612,169,054	801,487,966	47,623,886	1,442,366	271,015,887	203,780,522	1,032,142	1,064,102

CHANGES IN UNITS:
Beginning units	58,886,454	46,091,872	236,983	-	33,672,563	-	93,231	114,548
Units purchased	71,458,840	213,942,367	6,153,712	284,810	7,247,503	35,617,350	104	-
Units redeemed	(83,047,205)	(201,147,785)	(578,861)	(47,827)	(7,427,706)	(1,944,787)	(22,542)	(21,317)

Ending units	47,298,089	58,886,454	5,811,834	236,983	33,492,360	33,672,563	70,793	93,231

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVDIV3		GVDIV6		NVMLG1		NVMLG2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$62,794	68,195	225,485	(227,518)	(7,008)	(17)	(979,292)	(1,418)
Realized gain (loss) on investments	(3,666,379)	(1,013,137)	(124,261,973)	(3,524,196)	52,549	(3,419)	1,452,779	(25,339)
Change in unrealized gain (loss) on investments	5,548,736	(11,226,552)	129,977,230	(123,480,526)	447,033	(1,802)	32,814,686	(73,273)
Reinvested capital gains	-	2,344,677	-	25,226,921	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,945,151	(9,826,817)	5,940,742	(102,005,319)	492,574	(5,238)	33,288,173	(100,030)

Equity transactions:
Purchase payments received from contract owners (note 3)	244,051	879,493	8,996,305	22,048,620	54,407	6,402	2,615,394	642,606
Transfers between funds	(1,570,156)	(4,327,626)	(86,753,689)	(62,323,275)	3,195,072	38,487	133,308,953	328,367
Redemptions (note 3)	(1,487,682)	(3,148,934)	(3,956,349)	(11,602,213)	(251,512)	(244)	(4,217,360)	(397,261)
Annuity benefits	-	-	(135)	(50)	-	-	(113)	-
Contract maintenance charges (note 2)	(4,576)	(6,726)	(199,600)	(378,836)	(964)	(5)	(311,406)	(34,781)
Contingent deferred sales charges (note 2)	(2,257)	(10,611)	(59,484)	(168,618)	(1,269)	(18)	(79,477)	(6,797)
Adjustments to maintain reserves	(1,567)	509	(207,465)	(1,122)	(51)	(7,896)	20,893	199,076

Net equity transactions	(2,822,187)	(6,613,895)	(82,180,417)	(52,425,494)	2,995,683	36,726	131,336,884	731,210

Net change in contract owners’ equity	(877,036)	(16,440,712)	(76,239,675)	(154,430,813)	3,488,257	31,488	164,625,057	631,180
Contract owners’ equity beginning of period	9,450,119	25,890,831	119,780,045	274,210,858	31,488	-	631,180	-

Contract owners’ equity end of period	$8,573,083	9,450,119	43,540,370	119,780,045	3,519,745	31,488	165,256,237	631,180

CHANGES IN UNITS:
Beginning units	801,982	1,163,407	14,917,379	17,958,586	4,988	-	100,379	-
Units purchased	70,737	99,236	1,874,134	5,189,283	482,107	8,950	22,082,604	119,739
Units redeemed	(304,871)	(460,661)	(12,570,023)	(8,230,490)	(51,375)	(3,962)	(1,494,750)	(19,360)

Ending units	567,848	801,982	4,221,490	14,917,379	435,720	4,988	20,688,233	100,379

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVMLV2		NVMMG1		NVMMG2		NVMMV2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(93,204)	970	(998,275)	(4,409)	(2,422,724)	(908,477)	(1,103,243)	(199,894)
Realized gain (loss) on investments	20,789	(15,992)	1,169,167	(109,822)	(8,125,079)	(1,317,448)	(28,914,331)	(2,224,745)
Change in unrealized gain (loss) on investments	4,641,851	(470,794)	23,108,328	(207,378)	44,098,043	(45,609,068)	83,167,865	(68,247,877)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,569,436	(485,816)	23,279,220	(321,609)	33,550,240	(47,834,993)	53,150,291	(70,672,516)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,069,434	2,614,895	1,128,561	21,417	5,399,640	1,767,510	4,840,550	2,741,504
Transfers between funds	28,279,924	1,304,010	184,258,383	877,821	54,869,670	132,040,874	125,492,177	243,858,343
Redemptions (note 3)	(1,440,211)	(51,743)	(10,636,171)	(56,205)	(7,741,011)	(2,660,483)	(16,416,866)	(6,184,704)
Annuity benefits	-	-	(6,273)	-	(550)	(54)	(264)	(98)
Contract maintenance charges (note 2)	(15,992)	(1,795)	(51,803)	(170)	(532,964)	(157,062)	(604,548)	(417,361)
Contingent deferred sales charges (note 2)	(13,482)	(113)	(15,464)	(162)	(142,911)	(51,527)	(145,719)	(116,420)
Adjustments to maintain reserves	(3,203)	(4)	42,971	(5,516)	106,925	(186,150)	(645,361)	(554)

Net equity transactions	30,876,470	3,865,250	174,720,204	837,185	51,958,799	130,753,108	112,519,969	239,880,710

Net change in contract owners’ equity	35,445,906	3,379,434	197,999,424	515,576	85,509,039	82,918,115	165,670,260	169,208,194
Contract owners’ equity beginning of period	3,379,434	-	515,576	-	82,918,115	-	169,208,194	-

Contract owners’ equity end of period	$38,825,340	3,379,434	198,515,000	515,576	168,427,154	82,918,115	334,878,454	169,208,194

CHANGES IN UNITS:
Beginning units	538,618	-	82,831	-	13,384,980	-	25,339,928	-
Units purchased	5,081,868	560,274	27,408,665	121,649	12,612,549	14,178,502	25,673,168	27,273,886
Units redeemed	(688,148)	(21,656)	(2,084,991)	(38,818)	(4,173,956)	(793,522)	(12,043,393)	(1,933,958)

Ending units	4,932,338	538,618	25,406,505	82,831	21,823,573	13,384,980	38,969,703	25,339,928

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SCGF		SCGF2		SCVF		SCVF2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(65,258)	(100,242)	(147,566)	(288,642)	(255,250)	(127,762)	(226,407)	(142,734)
Realized gain (loss) on investments	(513,450)	(273,768)	(1,457,954)	(3,277,649)	(6,879,061)	(4,646,271)	(2,835,775)	(3,340,844)
Change in unrealized gain (loss) on investments	1,748,706	(4,480,517)	3,868,968	(7,898,515)	14,575,750	(15,763,686)	8,514,583	(5,751,018)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,169,998	(4,854,527)	2,263,448	(11,464,806)	7,441,439	(20,537,719)	5,452,401	(9,234,596)

Equity transactions:
Purchase payments received from contract owners (note 3)	226,326	617,494	1,327,561	2,099,517	1,060,529	2,222,401	1,582,546	1,907,884
Transfers between funds	94,852	(372,164)	(137,185)	(7,287,769)	(2,418,903)	(7,480,926)	4,199,882	(1,943,708)
Redemptions (note 3)	(683,620)	(1,243,052)	(983,942)	(1,315,039)	(5,766,650)	(9,590,975)	(1,986,353)	(2,723,480)
Annuity benefits	(1,453)	(1,951)	-	-	(7,105)	(12,634)	(202)	(168)
Contract maintenance charges (note 2)	(3,606)	(4,510)	(5,390)	(3,704)	(22,897)	(28,224)	(8,598)	(6,642)
Contingent deferred sales charges (note 2)	(4,233)	(8,750)	(15,120)	(18,475)	(16,753)	(40,587)	(35,358)	(52,541)
Adjustments to maintain reserves	(136)	(22)	(620)	(275)	563	8,369	(926)	(528)

Net equity transactions	(371,870)	(1,012,955)	185,304	(6,525,745)	(7,171,216)	(14,922,576)	3,750,991	(2,819,183)

Net change in contract owners’ equity	798,128	(5,867,482)	2,448,752	(17,990,551)	270,223	(35,460,295)	9,203,392	(12,053,779)
Contract owners’ equity beginning of period	4,999,327	10,866,809	9,006,487	26,997,038	36,701,133	72,161,428	17,071,111	29,124,890

Contract owners’ equity end of period	$5,797,455	4,999,327	11,455,239	9,006,487	36,971,356	36,701,133	26,274,503	17,071,111

CHANGES IN UNITS:
Beginning units	1,159,659	1,333,156	968,639	1,534,096	2,629,323	3,462,637	1,254,598	1,429,150
Units purchased	230,318	314,278	302,320	692,193	179,120	279,906	737,314	399,346
Units redeemed	(320,346)	(487,775)	(287,598)	(1,257,650)	(681,707)	(1,113,220)	(418,075)	(573,898)

Ending units	1,069,631	1,159,659	983,361	968,639	2,126,736	2,629,323	1,573,837	1,254,598

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SCF		SCF2		MSBF		NVSTB2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(810,662)	(628,394)	(507,738)	(875,646)	5,120,254	3,352,870	281,722	107,005
Realized gain (loss) on investments	(10,059,363)	2,600,156	(42,981,547)	(4,588,442)	(3,174,720)	(2,469,376)	205,956	(6,169)
Change in unrealized gain (loss) on investments	32,766,156	(80,834,655)	52,465,466	(54,288,868)	9,790,510	(14,608,639)	767,682	(152,105)
Reinvested capital gains	-	24,186,634	-	18,955,245	-	1,473,787	230,664	-

Net increase (decrease) in contract owners’ equity resulting from operations	21,896,131	(54,676,259)	8,976,181	(40,797,711)	11,736,044	(12,251,358)	1,486,024	(51,269)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,753,715	4,043,063	3,610,529	12,024,898	10,666,411	6,997,174	15,679,382	4,983,930
Transfers between funds	(3,782,633)	(9,284,263)	(27,561,474)	(1,699,612)	8,885,948	(2,814,864)	48,375,379	11,559,450
Redemptions (note 3)	(11,056,796)	(19,098,257)	(3,529,629)	(7,154,280)	(6,373,222)	(7,184,441)	(4,995,336)	(509,049)
Annuity benefits	(13,824)	(20,131)	(5,230)	(5,436)	(4,591)	(4,544)	(13,213)	(5,464)
Contract maintenance charges (note 2)	(51,600)	(58,417)	(30,979)	(100,187)	(62,661)	(35,639)	(85,949)	(6,122)
Contingent deferred sales charges (note 2)	(24,926)	(49,015)	(50,035)	(113,785)	(47,012)	(58,954)	(44,702)	(17,594)
Adjustments to maintain reserves	998	1,309	(179,004)	(733)	(1,040)	(418)	(5,959)	24

Net equity transactions	(13,175,066)	(24,465,711)	(27,745,822)	2,950,865	13,063,833	(3,101,686)	58,909,602	16,005,175

Net change in contract owners’ equity	8,721,065	(79,141,970)	(18,769,641)	(37,846,846)	24,799,877	(15,353,044)	60,395,626	15,953,906
Contract owners’ equity beginning of period	77,098,560	156,240,530	61,709,335	99,556,181	50,289,643	65,642,687	15,953,906	-

Contract owners’ equity end of period	$85,819,625	77,098,560	42,939,694	61,709,335	75,089,520	50,289,643	76,349,532	15,953,906

CHANGES IN UNITS:
Beginning units	3,418,854	4,226,617	4,915,642	4,806,056	4,888,835	5,127,598	1,618,282	-
Units purchased	160,135	245,726	662,365	1,339,837	3,037,805	2,260,043	7,625,908	1,837,099
Units redeemed	(716,437)	(1,053,489)	(3,012,582)	(1,230,251)	(1,927,821)	(2,498,806)	(1,880,879)	(218,817)

Ending units	2,862,552	3,418,854	2,565,425	4,915,642	5,998,819	4,888,835	7,363,311	1,618,282

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GGTC		GGTC2		GGTC3		GGTC6

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(1,932)	(2,897)	(9,307)	(14,563)	(50,639)	(54,115)	(141,378)	(147,037)
Realized gain (loss) on investments	(7,364)	4,755	(70,350)	(13,335)	(1,141,728)	(686,461)	(2,422,623)	(1,237,458)
Change in unrealized gain (loss) on investments	71,933	(184,347)	342,305	(774,070)	2,800,319	(2,582,469)	6,279,749	(6,238,541)
Reinvested capital gains	-	31,306	-	141,073	-	574,822	-	1,280,684

Net increase (decrease) in contract owners’ equity resulting from operations	62,637	(151,183)	262,648	(660,895)	1,607,952	(2,748,223)	3,715,748	(6,342,352)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	(1)	809	235,413	247,281	1,369,305	1,056,718
Transfers between funds	(7,668)	(5,879)	(31,794)	(185,303)	1,717,498	(790,842)	5,910,132	(5,042,206)
Redemptions (note 3)	(16,379)	(52,997)	(79,254)	(95,808)	(430,584)	(490,237)	(776,148)	(945,279)
Annuity benefits	-	-	-	-	(957)	(1,304)	-	-
Contract maintenance charges (note 2)	(390)	(487)	(246)	(271)	(2,068)	(2,080)	(1,096)	(881)
Contingent deferred sales charges (note 2)	(1)	(46)	(1,479)	(1,001)	(3,115)	(4,445)	(9,397)	(19,629)
Adjustments to maintain reserves	(50)	(37)	(197)	(45)	(58)	343	(548)	(264)

Net equity transactions	(24,488)	(59,446)	(112,971)	(281,619)	1,516,129	(1,041,284)	6,492,248	(4,951,541)

Net change in contract owners’ equity	38,149	(210,629)	149,677	(942,514)	3,124,081	(3,789,507)	10,207,996	(11,293,893)
Contract owners’ equity beginning of period	135,605	346,234	593,313	1,535,827	2,404,249	6,193,756	4,669,470	15,963,363

Contract owners’ equity end of period	$173,754	135,605	742,990	593,313	5,528,330	2,404,249	14,877,466	4,669,470

CHANGES IN UNITS:
Beginning units	69,320	89,808	59,489	77,916	328,516	430,126	677,283	1,169,229
Units purchased	-	-	-	-	383,539	191,566	1,265,448	364,731
Units redeemed	(10,288)	(20,488)	(9,839)	(18,427)	(208,212)	(293,176)	(501,300)	(856,677)

Ending units	59,032	69,320	49,650	59,489	503,843	328,516	1,441,431	677,283

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVUG2		GVUGL		NVOLG1		NVOLG2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(218,450)	(311,336)	(32,612)	(71,465)	(650)	-	(5,251)	-
Realized gain (loss) on investments	(2,984,177)	(1,122,555)	(970,740)	(737,233)	5,718	-	1,627	-
Change in unrealized gain (loss) on investments	6,234,180	(12,259,077)	1,488,522	(2,929,553)	19,440	-	106,301	-
Reinvested capital gains	-	3,863,225	-	1,066,610	9,860	-	25,634	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,031,553	(9,829,743)	485,170	(2,671,641)	34,368	-	128,311	-

Equity transactions:
Purchase payments received from contract owners (note 3)	1,410,916	1,499,037	117,302	243,721	1,721	-	1,036,588	-
Transfers between funds	(1,331,849)	(269,587)	(405,055)	462,688	576,193	-	486,223	-
Redemptions (note 3)	(1,304,545)	(1,765,627)	(559,750)	(1,121,741)	(14,126)	-	(13,989)	-
Annuity benefits	-	-	(453)	(628)	-	-	-	-
Contract maintenance charges (note 2)	(7,818)	(3,924)	(1,659)	(2,124)	(14)	-	(180)	-
Contingent deferred sales charges (note 2)	(21,038)	(41,705)	(3,158)	(2,681)	-	-	(806)	-
Adjustments to maintain reserves	(624)	(268)	(68)	77	-	-	(33)	-

Net equity transactions	(1,254,958)	(582,074)	(852,841)	(420,688)	563,774	-	1,507,803	-

Net change in contract owners’ equity	1,776,595	(10,411,817)	(367,671)	(3,092,329)	598,142	-	1,636,114	-
Contract owners’ equity beginning of period	12,820,073	23,231,890	2,810,413	5,902,742	-	-	-	-

Contract owners’ equity end of period	$14,596,668	12,820,073	2,442,742	2,810,413	598,142	-	1,636,114	-

CHANGES IN UNITS:
Beginning units	1,047,552	1,094,930	270,231	329,074	-	-	-	-
Units purchased	304,431	328,528	31,885	178,685	49,010	-	129,675	-
Units redeemed	(387,644)	(375,906)	(113,119)	(237,528)	(2,799)	-	(2,960)	-

Ending units	964,339	1,047,552	188,997	270,231	46,211	-	126,715	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVTIV3		EIF2		NVRE1		NVRE2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(1,648,673)	-	(570,015)	(127,895)	199,385	20,598	89,675	37,683
Realized gain (loss) on investments	3,445,315	-	(40,893,495)	(40,346,197)	(69,898)	(99,705)	(154,468)	(145,295)
Change in unrealized gain (loss) on investments	57,933,012	-	60,015,533	(38,696,150)	9,105,111	(328,498)	8,274,525	(875,516)
Reinvested capital gains	530,532	-	-	1,829,623	195,773	-	165,020	-

Net increase (decrease) in contract owners’ equity resulting from operations	60,260,186	-	18,552,023	(77,340,619)	9,430,371	(407,605)	8,374,752	(983,128)

Equity transactions:
Purchase payments received from contract owners (note 3)	13,108,600	-	9,172,596	25,035,928	884,803	27,355	2,257,172	1,749,887
Transfers between funds	252,916,536	-	(20,957,790)	(166,120,494)	53,822,228	1,295,747	40,568,817	1,066,015
Redemptions (note 3)	(7,524,221)	-	(7,213,997)	(10,822,473)	(3,673,530)	(95,501)	(1,694,404)	(52,248)
Annuity benefits	(342)	-	(4,138)	(6,504)	(523)	-	-	-
Contract maintenance charges (note 2)	(629,450)	-	(271,313)	(333,824)	(11,034)	(86)	(2,944)	(40)
Contingent deferred sales charges (note 2)	(151,389)	-	(95,496)	(207,660)	(7,478)	(136)	(21,447)	(641)
Adjustments to maintain reserves	10,444	-	32,377	(1,635)	(6,092)	(23)	(5,402)	(82)

Net equity transactions	257,730,178	-	(19,337,761)	(152,456,662)	51,008,374	1,227,356	41,101,792	2,762,891

Net change in contract owners’ equity	317,990,364	-	(785,738)	(229,797,281)	60,438,745	819,751	49,476,544	1,779,763
Contract owners’ equity beginning of period	-	-	85,969,004	315,766,285	819,751	-	1,779,763	-

Contract owners’ equity end of period	$317,990,364	-	85,183,266	85,969,004	61,258,496	819,751	51,256,307	1,779,763

CHANGES IN UNITS:
Beginning units	-	-	8,010,536	18,188,564	146,484	-	319,169	-
Units purchased	26,923,342	-	3,531,170	3,161,290	9,503,135	229,503	7,699,110	406,534
Units redeemed	(2,238,195)	-	(5,267,533)	(13,339,318)	(1,173,345)	(83,019)	(868,989)	(87,365)

Ending units	24,685,147	-	6,274,173	8,010,536	8,476,274	146,484	7,149,290	319,169

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AMTB		PMVFAD		PMVLAD		AVBV2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$15,368,384	11,643,554	5,057	-	522,418	-	(234,427)	(428,899)
Realized gain (loss) on investments	(25,869,568)	(6,916,343)	267,920	-	67,791	-	(20,552,126)	(980,116)
Change in unrealized gain (loss) on investments	41,225,297	(69,873,829)	(259,254)	-	(2,291,654)	-	27,703,473	(30,516,067)
Reinvested capital gains	-	-	96,384	-	6,691,974	-	-	6,864,081

Net increase (decrease) in contract owners’ equity resulting from operations	30,724,113	(65,146,618)	110,107	-	4,990,529	-	6,916,920	(25,061,001)

Equity transactions:
Purchase payments received from contract owners (note 3)	12,142,456	46,151,488	3,054,536	-	18,935,893	-	410,097	1,909,197
Transfers between funds	(107,449,358)	(16,349,739)	4,015,655	-	133,318,248	-	(26,975,706)	(2,612,477)
Redemptions (note 3)	(27,353,558)	(32,682,793)	(127,679)	-	(3,929,404)	-	(1,525,336)	(3,601,566)
Annuity benefits	(105,435)	(109,799)	-	-	(180)	-	(3,430)	(6,468)
Contract maintenance charges (note 2)	(792,369)	(820,871)	(251)	-	(223,873)	-	(7,026)	(10,992)
Contingent deferred sales charges (note 2)	(438,151)	(403,006)	(104)	-	(55,923)	-	(18,349)	(54,007)
Adjustments to maintain reserves	(58,456)	(501)	(855)	-	(7,352)	-	1,695	(926)

Net equity transactions	(124,054,871)	(4,215,221)	6,941,302	-	148,037,409	-	(28,118,055)	(4,377,239)

Net change in contract owners’ equity	(93,330,758)	(69,361,839)	7,051,409	-	153,027,938	-	(21,201,135)	(29,438,240)
Contract owners’ equity beginning of period	355,927,502	425,289,341	-	-	-	-	21,213,886	50,652,126

Contract owners’ equity end of period	$262,596,744	355,927,502	7,051,409	-	153,027,938	-	12,751	21,213,886

CHANGES IN UNITS:
Beginning units	38,156,662	38,220,042	-	-	-	-	2,569,381	2,902,901
Units purchased	7,473,530	11,189,513	1,118,523	-	15,001,314	-	775,808	488,063
Units redeemed	(20,729,653)	(11,252,893)	(469,179)	-	(987,661)	-	(3,345,189)	(821,583)

Ending units	24,900,539	38,156,662	649,344	-	14,013,653	-	-	2,569,381

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AVCA2		AVCD2		ALVGIB		ALVSVB

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(100,915)	(215,299)	(264,531)	(335,078)	170,225	35,630	(117,548)	(131,725)
Realized gain (loss) on investments	(645,614)	87,480	(2,615,542)	(849,393)	(1,426,904)	(777,482)	(3,399,584)	(1,592,136)
Change in unrealized gain (loss) on investments	1,982,553	(6,888,377)	8,246,231	(13,524,418)	2,686,885	(9,465,089)	8,029,882	(5,296,111)
Reinvested capital gains	-	-	-	2,534,704	-	2,653,838	578,687	669,521

Net increase (decrease) in contract owners’ equity resulting from operations	1,236,024	(7,016,196)	5,366,158	(12,174,185)	1,430,206	(7,553,103)	5,091,437	(6,350,451)

Equity transactions:
Purchase payments received from contract owners (note 3)	228,424	747,816	3,026,379	2,308,849	242,776	181,053	6,100,315	2,587,624
Transfers between funds	(515,751)	(2,274,283)	(483,498)	(2,556,881)	(813,001)	(1,323,322)	(907,961)	9,031,174
Redemptions (note 3)	(836,042)	(1,418,392)	(1,242,572)	(1,721,565)	(1,099,031)	(1,651,289)	(1,060,791)	(1,221,058)
Annuity benefits	(1,054)	(1,368)	-	-	-	-	(1,053)	(1,307)
Contract maintenance charges (note 2)	(2,991)	(2,937)	(18,226)	(9,692)	(1,071)	(1,315)	(14,028)	(1,650)
Contingent deferred sales charges (note 2)	(10,639)	(17,143)	(20,477)	(35,193)	(11,520)	(15,630)	(9,085)	(15,711)
Adjustments to maintain reserves	(452)	(487)	(930)	(190)	(481)	(113)	(389)	(87)

Net equity transactions	(1,138,505)	(2,966,794)	1,260,676	(2,014,672)	(1,682,328)	(2,810,616)	4,107,008	10,378,985

Net change in contract owners’ equity	97,519	(9,982,990)	6,626,834	(14,188,857)	(252,122)	(10,363,719)	9,198,445	4,028,534
Contract owners’ equity beginning of period	7,656,524	17,639,514	12,813,434	27,002,291	9,367,499	19,731,218	11,845,334	7,816,800

Contract owners’ equity end of period	$7,754,043	7,656,524	19,440,268	12,813,434	9,115,377	9,367,499	21,043,779	11,845,334

CHANGES IN UNITS:
Beginning units	804,764	1,044,738	1,176,724	1,288,902	891,778	1,095,470	934,857	394,975
Units purchased	111,391	156,250	436,569	370,858	55,438	57,087	983,740	979,830
Units redeemed	(228,649)	(396,224)	(334,525)	(483,036)	(213,797)	(260,779)	(745,986)	(439,948)

Ending units	687,506	804,764	1,278,768	1,176,724	733,419	891,778	1,172,611	934,857

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	CHSMM		ACVB		ACVCA		ACVIG

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(191,242)	253,898	1,616,504	768,191	50,422	(1,575,013)	539,360	190,085
Realized gain (loss) on investments	-	-	(2,212,965)	(1,104,791)	4,551,873	5,473,465	(1,165,437)	208,041
Change in unrealized gain (loss) on investments	-	-	5,655,141	(17,216,134)	8,972,785	(82,357,794)	2,933,568	(13,619,377)
Reinvested capital gains	-	-	-	4,415,765	-	9,948,547	-	3,083,841

Net increase (decrease) in contract owners’ equity resulting from operations	(191,242)	253,898	5,058,680	(13,136,969)	13,575,080	(68,510,795)	2,307,491	(10,137,410)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,385,177	9,962,432	687,329	1,334,843	671,313	2,200,741	425,211	1,249,253
Transfers between funds	(7,742,722)	(1,639,364)	(755,632)	(2,815,950)	(78,119,518)	(6,497,441)	(648,492)	(2,075,781)
Redemptions (note 3)	(5,069,072)	(4,945,856)	(7,896,741)	(10,653,581)	(6,489,214)	(16,686,951)	(2,747,404)	(4,593,071)
Annuity benefits	(30,144)	(31,171)	(19,393)	(14,148)	(17,449)	(30,100)	(4,914)	(9,324)
Contract maintenance charges (note 2)	(943)	(972)	(28,044)	(31,189)	(42,119)	(74,252)	(12,060)	(14,945)
Contingent deferred sales charges (note 2)	-	-	(15,661)	(19,145)	(8,626)	(20,604)	(8,056)	(20,251)
Adjustments to maintain reserves	(82)	243	10,348	(5,796)	(715)	(3,448)	(554)	3

Net equity transactions	(8,457,786)	3,345,312	(8,017,794)	(12,204,966)	(84,006,328)	(21,112,055)	(2,996,269)	(5,464,116)

Net change in contract owners’ equity	(8,649,028)	3,599,210	(2,959,114)	(25,341,935)	(70,431,248)	(89,622,850)	(688,778)	(15,601,526)
Contract owners’ equity beginning of period	25,826,679	22,227,469	43,435,525	68,777,460	70,538,795	160,161,645	16,473,641	32,075,167

Contract owners’ equity end of period	$17,177,651	25,826,679	40,476,411	43,435,525	107,547	70,538,795	15,784,863	16,473,641

CHANGES IN UNITS:
Beginning units	2,367,841	2,030,093	2,314,333	2,885,081	2,882,462	3,530,839	1,902,498	2,391,422
Units purchased	629,697	1,563,593	104,674	149,630	77,568	237,473	122,354	212,092
Units redeemed	(1,408,751)	(1,225,845)	(533,728)	(720,378)	(2,960,030)	(885,850)	(460,487)	(701,016)

Ending units	1,588,787	2,367,841	1,885,279	2,314,333	-	2,882,462	1,564,365	1,902,498

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVIG2		ACVIP2		ACVI		ACVI2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$176,028	29,802	285,123	3,487,871	350,396	(216,363)	17,782	(21,411)
Realized gain (loss) on investments	(572,077)	(137,133)	(202,624)	(850,110)	(9,145)	2,950,088	(106,214)	105,657
Change in unrealized gain (loss) on investments	1,228,206	(5,069,288)	11,207,481	(8,364,625)	3,849,929	(31,398,271)	318,636	(1,847,797)
Reinvested capital gains	-	1,184,600	-	-	-	4,385,457	-	268,891

Net increase (decrease) in contract owners’ equity resulting from operations	832,157	(3,992,019)	11,289,980	(5,726,864)	4,191,180	(24,279,089)	230,204	(1,494,660)

Equity transactions:
Purchase payments received from contract owners (note 3)	122,695	160,347	29,026,252	16,337,034	(1,394)	29,167	(1,643)	-
Transfers between funds	(439,864)	(1,023,013)	6,687,516	49,176,521	(28,438,546)	(1,873,224)	(1,679,249)	(115,871)
Redemptions (note 3)	(691,657)	(824,435)	(15,901,690)	(18,196,008)	(2,198,676)	(7,544,488)	(170,082)	(312,236)
Annuity benefits	-	-	(18,530)	(17,191)	(9,698)	(16,625)	-	-
Contract maintenance charges (note 2)	(1,238)	(1,313)	(99,207)	(43,400)	(11,256)	(21,043)	(172)	(382)
Contingent deferred sales charges (note 2)	(7,655)	(9,720)	(161,053)	(150,711)	(2,320)	(5,706)	(3,420)	(3,625)
Adjustments to maintain reserves	(415)	(324)	(21,716)	(1,513)	(159)	(1,988)	(40)	(63)

Net equity transactions	(1,018,134)	(1,698,458)	19,511,572	47,104,732	(30,662,049)	(9,433,907)	(1,854,606)	(432,177)

Net change in contract owners’ equity	(185,977)	(5,690,477)	30,801,552	41,377,868	(26,470,869)	(33,712,996)	(1,624,402)	(1,926,837)
Contract owners’ equity beginning of period	6,525,719	12,216,196	121,020,718	79,642,850	26,505,676	60,218,672	1,624,402	3,551,239

Contract owners’ equity end of period	$6,339,742	6,525,719	151,822,270	121,020,718	34,807	26,505,676	-	1,624,402

CHANGES IN UNITS:
Beginning units	602,251	727,674	10,709,237	6,820,642	1,852,745	2,292,787	128,519	152,551
Units purchased	39,610	35,352	6,663,755	9,379,817	1	25	1,880	-
Units redeemed	(138,213)	(160,775)	(4,990,625)	(5,491,222)	(1,852,746)	(440,067)	(130,399)	(24,032)

Ending units	503,648	602,251	12,382,367	10,709,237	-	1,852,745	-	128,519

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVI3		ACVI4		ACVMV1		ACVMV2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$203,988	(124,113)	97,651	(133,561)	112,896	(66,524)	514,738	(829,196)
Realized gain (loss) on investments	(2,231,080)	1,841,427	(5,595,137)	751,428	(943,068)	(854,150)	(3,319,997)	(7,112,926)
Change in unrealized gain (loss) on investments	4,460,584	(18,705,807)	6,920,566	(10,985,764)	1,832,781	(803,204)	10,421,729	(5,479,215)
Reinvested capital gains	-	2,548,520	-	1,584,327	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,433,492	(14,439,973)	1,423,080	(8,783,570)	1,002,609	(1,723,878)	7,616,470	(13,421,337)

Equity transactions:
Purchase payments received from contract owners (note 3)	490,575	2,021,786	112,832	1,485,832	182,296	297,075	7,893,643	10,824,397
Transfers between funds	(16,792,113)	(1,527,717)	(10,153,729)	(1,513,937)	364,378	1,098,432	(4,075,724)	6,157,103
Redemptions (note 3)	(1,497,357)	(4,723,752)	(503,635)	(1,335,186)	(584,248)	(968,838)	(2,578,139)	(3,575,869)
Annuity benefits	(389)	(3,739)	-	-	(475)	(583)	(64)	(76)
Contract maintenance charges (note 2)	(5,154)	(10,257)	(5,573)	(6,608)	(2,057)	(2,172)	(33,898)	(46,525)
Contingent deferred sales charges (note 2)	(9,555)	(26,291)	(6,329)	(18,299)	(1,684)	(2,395)	(33,262)	(70,081)
Adjustments to maintain reserves	(393)	(150)	(99)	(476)	(1,050)	(4)	(740)	(582)

Net equity transactions	(17,814,386)	(4,270,120)	(10,556,533)	(1,388,674)	(42,840)	421,515	1,171,816	13,288,367

Net change in contract owners’ equity	(15,380,894)	(18,710,093)	(9,133,453)	(10,172,244)	959,769	(1,302,363)	8,788,286	(132,970)
Contract owners’ equity beginning of period	15,381,250	34,091,343	9,133,453	19,305,697	4,512,607	5,814,970	27,697,559	27,830,529

Contract owners’ equity end of period	$356	15,381,250	-	9,133,453	5,472,376	4,512,607	36,485,845	27,697,559

CHANGES IN UNITS:
Beginning units	1,568,771	1,893,113	943,918	1,081,252	566,200	544,568	2,949,866	2,191,006
Units purchased	96,761	286,486	84,830	367,090	305,302	540,746	1,911,374	6,567,379
Units redeemed	(1,665,532)	(610,828)	(1,028,748)	(504,424)	(336,124)	(519,114)	(1,823,170)	(5,808,519)

Ending units	-	1,568,771	-	943,918	535,378	566,200	3,038,070	2,949,866

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVU1		ACVU2		ACVV		ACVV2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(9,703)	(39,139)	(66,189)	(213,195)	2,586,337	1,066,775	2,632,003	559,190
Realized gain (loss) on investments	(945,133)	(160,010)	(4,034,923)	(322,735)	(11,135,716)	(4,301,880)	(10,840,268)	(7,305,365)
Change in unrealized gain (loss) on investments	1,249,487	(1,877,650)	5,190,116	(8,385,285)	17,564,038	(35,779,967)	19,372,709	(31,535,146)
Reinvested capital gains	-	511,993	-	2,339,161	-	11,805,540	-	10,753,584

Net increase (decrease) in contract owners’ equity resulting from operations	294,651	(1,564,806)	1,089,004	(6,582,054)	9,014,659	(27,209,532)	11,164,444	(27,527,737)

Equity transactions:
Purchase payments received from contract owners (note 3)	58,184	206,585	87,731	263,514	1,544,112	3,710,303	6,366,984	7,568,576
Transfers between funds	(2,001,353)	(738,829)	(8,487,920)	(1,378,995)	(4,659,121)	(10,174,729)	(8,025,228)	(30,522)
Redemptions (note 3)	(195,066)	(631,416)	(543,515)	(1,445,503)	(9,430,977)	(15,459,272)	(5,348,599)	(7,506,778)
Annuity benefits	-	-	(3,825)	(6,086)	(25,963)	(31,982)	(5,180)	(6,538)
Contract maintenance charges (note 2)	(945)	(1,912)	(1,276)	(2,170)	(33,770)	(41,310)	(71,058)	(36,824)
Contingent deferred sales charges (note 2)	(2,471)	(3,698)	(9,569)	(22,156)	(27,418)	(47,861)	(65,413)	(126,133)
Adjustments to maintain reserves	(4)	(56)	302	(433)	(542)	3,193	(2,130)	(578)

Net equity transactions	(2,141,655)	(1,169,326)	(8,958,072)	(2,591,829)	(12,633,679)	(22,041,658)	(7,150,624)	(138,797)

Net change in contract owners’ equity	(1,847,004)	(2,734,132)	(7,869,068)	(9,173,883)	(3,619,020)	(49,251,190)	4,013,820	(27,666,534)
Contract owners’ equity beginning of period	1,847,004	4,581,136	7,882,797	17,056,680	63,401,884	112,653,074	72,316,886	99,983,420

Contract owners’ equity end of period	$-	1,847,004	13,729	7,882,797	59,782,864	63,401,884	76,330,706	72,316,886

CHANGES IN UNITS:
Beginning units	259,464	371,822	868,516	1,079,627	3,763,741	4,831,480	5,916,904	5,881,576
Units purchased	37,922	52,561	37,609	195,819	257,189	484,315	1,209,254	2,046,396
Units redeemed	(297,386)	(164,919)	(906,125)	(406,930)	(1,020,219)	(1,552,054)	(1,818,598)	(2,011,068)

Ending units	-	259,464	-	868,516	3,000,711	3,763,741	5,307,560	5,916,904

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVVS1		ACVVS2		DVSCS		DSIF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(27,942)	(102,981)	(122,171)	(412,904)	356,791	(297,850)	1,700,496	2,582,898
Realized gain (loss) on investments	(2,967,805)	(795,743)	(9,420,126)	(3,006,762)	(6,783,770)	(3,516,194)	(2,732,992)	5,656,285
Change in unrealized gain (loss) on investments	3,303,758	(4,296,789)	10,407,868	(13,687,213)	8,152,379	(21,355,555)	37,276,545	(168,144,260)
Reinvested capital gains	-	440,464	-	1,199,839	5,995,719	6,476,393	14,946,956	-

Net increase (decrease) in contract owners’ equity resulting from operations	308,011	(4,755,049)	865,571	(15,907,040)	7,721,119	(18,693,206)	51,191,005	(159,905,077)

Equity transactions:
Purchase payments received from contract owners (note 3)	96,084	462,143	121,082	2,968,968	5,162,353	5,287,868	5,273,315	12,316,477
Transfers between funds	(3,768,080)	(3,450,251)	(12,924,234)	(9,785,775)	(2,313,592)	4,561,416	(6,693,029)	(16,341,811)
Redemptions (note 3)	(366,044)	(1,028,529)	(567,821)	(2,609,875)	(3,636,181)	(5,585,685)	(36,443,730)	(61,431,940)
Annuity benefits	(1,743)	(359)	-	-	(4,012)	(5,203)	(99,738)	(151,569)
Contract maintenance charges (note 2)	(1,157)	(2,988)	(7,869)	(9,137)	(19,090)	(15,192)	(179,897)	(210,970)
Contingent deferred sales charges (note 2)	(1,331)	(1,609)	(7,916)	(71,144)	(36,421)	(66,343)	(86,795)	(156,662)
Adjustments to maintain reserves	81	1,042	(1,910)	(332)	(75)	11,543	(2,921)	40,218

Net equity transactions	(4,042,190)	(4,020,551)	(13,388,668)	(9,507,295)	(847,018)	4,188,404	(38,232,795)	(65,936,257)

Net change in contract owners’ equity	(3,734,179)	(8,775,600)	(12,523,097)	(25,414,335)	6,874,101	(14,504,802)	12,958,210	(225,841,334)
Contract owners’ equity beginning of period	3,743,896	12,519,496	12,523,097	37,937,432	34,830,629	49,335,431	239,456,508	465,297,842

Contract owners’ equity end of period	$9,717	3,743,896	-	12,523,097	41,704,730	34,830,629	252,414,718	239,456,508

CHANGES IN UNITS:
Beginning units	560,487	951,361	1,499,857	2,291,468	2,849,922	2,789,752	11,829,308	14,260,866
Units purchased	71,109	485,752	225,386	1,475,763	1,074,035	1,571,725	638,747	901,740
Units redeemed	(631,596)	(876,626)	(1,725,243)	(2,267,374)	(1,182,026)	(1,511,555)	(2,462,568)	(3,333,298)

Ending units	-	560,487	-	1,499,857	2,741,931	2,849,922	10,005,487	11,829,308

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	DSIFS		DSRG		DCAP		DCAPS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$247,356	252,035	(139,377)	(311,002)	327,763	245,544	99,097	15,292
Realized gain (loss) on investments	(2,976,952)	1,002,340	(3,369,538)	(6,076,910)	(701,338)	1,553,867	(1,271,428)	132,170
Change in unrealized gain (loss) on investments	15,639,657	(47,525,903)	14,809,941	(16,689,844)	3,053,834	(16,138,718)	3,564,180	(8,439,529)
Reinvested capital gains	4,719,219	-	-	-	1,888,385	2,604,428	1,333,884	1,429,961

Net increase (decrease) in contract owners’ equity resulting from operations	17,629,280	(46,271,528)	11,301,026	(23,077,756)	4,568,644	(11,734,879)	3,725,733	(6,862,106)

Equity transactions:
Purchase payments received from contract owners (note 3)	9,962,850	9,967,791	1,056,220	2,399,674	547,589	1,378,999	4,671,011	1,801,955
Transfers between funds	(234,526)	(4,029,597)	(699,154)	(2,989,401)	(854,347)	(1,566,848)	(1,592,282)	3,009,492
Redemptions (note 3)	(8,413,768)	(10,684,717)	(5,115,033)	(9,931,828)	(3,609,451)	(5,785,964)	(1,827,265)	(1,596,643)
Annuity benefits	(32,498)	(36,345)	(2,639)	(7,490)	(4,242)	(4,653)	(8,861)	(10,838)
Contract maintenance charges (note 2)	(33,888)	(22,521)	(46,365)	(52,268)	(16,853)	(19,321)	(14,120)	(5,305)
Contingent deferred sales charges (note 2)	(103,370)	(143,724)	(13,983)	(36,264)	(11,334)	(21,882)	(23,550)	(27,844)
Adjustments to maintain reserves	(2,195)	1,492	(287)	3,746	2,438	3,246	(1,375)	(476)

Net equity transactions	1,142,605	(4,947,621)	(4,821,241)	(10,613,831)	(3,946,200)	(6,016,423)	1,203,558	3,170,341

Net change in contract owners’ equity	18,771,885	(51,219,149)	6,479,785	(33,691,587)	622,444	(17,751,302)	4,929,291	(3,691,765)
Contract owners’ equity beginning of period	73,710,552	124,929,701	38,638,185	72,329,772	25,225,732	42,977,034	18,498,046	22,189,811

Contract owners’ equity end of period	$92,482,437	73,710,552	45,117,970	38,638,185	25,848,176	25,225,732	23,427,337	18,498,046

CHANGES IN UNITS:
Beginning units	6,903,789	7,232,672	2,380,596	2,887,153	2,251,894	2,667,862	1,678,407	1,388,567
Units purchased	2,167,187	1,795,788	85,728	123,980	250,357	259,379	708,681	633,546
Units redeemed	(2,070,591)	(2,124,671)	(360,538)	(630,537)	(596,126)	(675,347)	(618,109)	(343,706)

Ending units	7,000,385	6,903,789	2,105,786	2,380,596	1,906,125	2,251,894	1,768,979	1,678,407

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	DVDLS		DGI		FCA2S		FALFS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(1,675)	(17,381)	(1,925)	(154,519)	(12,783)	(40,278)	5,646	(955)
Realized gain (loss) on investments	(312,921)	(471,383)	(505,313)	289,902	(83,452)	74,309	(342,280)	(319,001)
Change in unrealized gain (loss) on investments	585,449	(569,521)	3,764,193	(13,969,271)	257,704	(993,863)	455,714	(629,269)
Reinvested capital gains	-	109,712	-	2,875,266	-	57,519	-	395,831

Net increase (decrease) in contract owners’ equity resulting from operations	270,853	(948,573)	3,256,955	(10,958,622)	161,469	(902,313)	119,080	(553,394)

Equity transactions:
Purchase payments received from contract owners (note 3)	8,279	16,386	412,574	863,225	31,930	46,785	22,124	35,715
Transfers between funds	5,547	(204,289)	(437,048)	(1,070,537)	(166,484)	(142,954)	(17,407)	(126,176)
Redemptions (note 3)	(130,889)	(241,992)	(2,404,748)	(4,036,911)	(289,466)	(191,860)	(96,604)	(250,624)
Annuity benefits	(96)	(80)	(757)	(707)	-	-	-	-
Contract maintenance charges (note 2)	(366)	(453)	(12,311)	(14,857)	(360)	(368)	(230)	(327)
Contingent deferred sales charges (note 2)	(2,006)	(3,884)	(7,805)	(10,118)	(5,652)	(1,902)	(2,844)	(3,429)
Adjustments to maintain reserves	(107)	(127)	(174)	(316)	(172)	(198)	(82)	2,258

Net equity transactions	(119,638)	(434,439)	(2,450,269)	(4,270,221)	(430,204)	(290,497)	(95,043)	(342,583)

Net change in contract owners’ equity	151,215	(1,383,012)	806,686	(15,228,843)	(268,735)	(1,192,810)	24,037	(895,977)
Contract owners’ equity beginning of period	1,232,028	2,615,040	14,093,474	29,322,317	1,971,709	3,164,519	900,294	1,796,271

Contract owners’ equity end of period	$1,383,243	1,232,028	14,900,160	14,093,474	1,702,974	1,971,709	924,331	900,294

CHANGES IN UNITS:
Beginning units	145,489	189,656	1,549,201	1,896,207	173,986	192,944	95,239	123,768
Units purchased	15,635	33,234	73,374	99,197	21,135	17,557	17,076	13,542
Units redeemed	(30,440)	(77,401)	(333,852)	(446,203)	(61,075)	(36,515)	(26,159)	(42,071)

Ending units	130,684	145,489	1,288,723	1,549,201	134,046	173,986	86,156	95,239

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FVMOS		FQB		FQBS		FC2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(2,254)	(66,537)	649,092	626,415	2,338,098	1,821,339	(898,309)	(2,770,700)
Realized gain (loss) on investments	(266,274)	(782,026)	(230,073)	(415,572)	(1,124,820)	(886,850)	(25,070,556)	(12,810,315)
Change in unrealized gain (loss) on investments	2,896	(255,965)	1,713,072	(1,429,335)	7,035,508	(6,204,635)	85,069,691	(165,897,358)
Reinvested capital gains	141,524	-	-	-	-	-	56,790	9,589,329

Net increase (decrease) in contract owners’ equity resulting from operations	(124,108)	(1,104,528)	2,132,091	(1,218,492)	8,248,786	(5,270,146)	59,157,616	(171,889,044)

Equity transactions:
Purchase payments received from contract owners (note 3)	339,875	392,337	236,706	682,154	785,805	4,553,687	4,233,973	24,540,391
Transfers between funds	(698,208)	8,099,609	1,174,874	(591,959)	2,266,645	(1,231,820)	(13,251,234)	(22,808,450)
Redemptions (note 3)	(1,207,853)	(1,362,130)	(2,281,306)	(3,190,091)	(5,676,163)	(6,367,770)	(20,224,818)	(31,452,400)
Annuity benefits	-	-	(618)	(628)	-	-	(13,242)	(17,617)
Contract maintenance charges (note 2)	(1,743)	(1,634)	(6,382)	(6,742)	(15,807)	(13,411)	(75,834)	(65,845)
Contingent deferred sales charges (note 2)	(8,812)	(16,249)	(7,576)	(11,311)	(74,155)	(77,276)	(263,909)	(455,251)
Adjustments to maintain reserves	252	(1,312)	(201)	2,976	(418)	1,091	(1,428)	(1,646)

Net equity transactions	(1,576,489)	7,110,621	(884,503)	(3,115,601)	(2,714,093)	(3,135,499)	(29,596,492)	(30,260,818)

Net change in contract owners’ equity	(1,700,597)	6,006,093	1,247,588	(4,334,093)	5,534,693	(8,405,645)	29,561,124	(202,149,862)
Contract owners’ equity beginning of period	8,951,034	2,944,941	11,702,252	16,036,345	48,257,499	56,663,144	201,947,608	404,097,470

Contract owners’ equity end of period	$7,250,437	8,951,034	12,949,840	11,702,252	53,792,192	48,257,499	231,508,732	201,947,608

CHANGES IN UNITS:
Beginning units	918,459	295,662	1,061,286	1,330,368	4,844,381	5,168,222	16,338,369	18,440,700
Units purchased	888,808	2,376,509	358,525	431,388	1,006,715	1,451,987	1,352,059	3,715,233
Units redeemed	(1,060,818)	(1,753,712)	(431,422)	(700,470)	(1,285,122)	(1,775,828)	(3,636,588)	(5,817,564)

Ending units	746,449	918,459	988,389	1,061,286	4,565,974	4,844,381	14,053,840	16,338,369

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FEIP		FVSS2		FHIP		FAMP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$3,174,105	5,677,503	(128,769)	(178,921)	3,846,362	5,290,875	1,633,540	2,556,993
Realized gain (loss) on investments	(50,571,509)	(22,853,554)	(2,813,966)	(2,317,552)	(5,007,873)	(3,647,174)	(12,329,833)	(9,709,223)
Change in unrealized gain (loss) on investments	136,199,989	(291,661,312)	7,500,826	(11,614,273)	22,366,884	(23,167,718)	50,035,162	(90,964,532)
Reinvested capital gains	-	644,601	-	3,632,807	-	-	265,459	24,368,853

Net increase (decrease) in contract owners’ equity resulting from operations	88,802,585	(308,192,762)	4,558,091	(10,477,939)	21,205,373	(21,524,017)	39,604,328	(73,747,909)

Equity transactions:
Purchase payments received from contract owners (note 3)	6,205,838	15,056,540	410,715	207,268	(2,165)	897	2,373,177	5,213,048
Transfers between funds	(12,821,287)	(30,606,125)	(131,406)	(2,333,561)	(3,080,145)	(7,375,107)	(3,384,618)	(5,935,338)
Redemptions (note 3)	(52,695,712)	(101,550,592)	(1,068,457)	(1,402,382)	(9,258,000)	(14,961,277)	(23,729,695)	(37,525,307)
Annuity benefits	(136,425)	(212,404)	-	-	(10,106)	(11,911)	(40,929)	(55,470)
Contract maintenance charges (note 2)	(244,126)	(298,088)	(1,935)	(2,429)	(40,517)	(43,012)	(119,993)	(132,736)
Contingent deferred sales charges (note 2)	(90,150)	(184,181)	(9,856)	(28,661)	(12,509)	(23,303)	(30,770)	(41,623)
Adjustments to maintain reserves	(650)	15,230	(882)	(389)	333	(4,812)	2,460	(5,658)

Net equity transactions	(59,782,512)	(117,779,620)	(801,821)	(3,560,154)	(12,403,109)	(22,418,525)	(24,930,368)	(38,483,084)

Net change in contract owners’ equity	29,020,073	(425,972,382)	3,756,270	(14,038,093)	8,802,264	(43,942,542)	14,673,960	(112,230,993)
Contract owners’ equity beginning of period	364,158,836	790,131,218	8,862,131	22,900,224	56,161,208	100,103,750	160,850,055	273,081,048

Contract owners’ equity end of period	$393,178,909	364,158,836	12,618,401	8,862,131	64,963,472	56,161,208	175,524,015	160,850,055

CHANGES IN UNITS:
Beginning units	13,248,157	16,421,321	844,676	1,045,050	3,333,874	4,420,785	6,966,315	8,375,163
Units purchased	362,215	496,435	178,519	104,473	318	-	147,832	289,886
Units redeemed	(2,514,851)	(3,669,599)	(244,837)	(304,847)	(627,418)	(1,086,911)	(1,167,151)	(1,698,734)

Ending units	11,095,521	13,248,157	778,358	844,676	2,706,774	3,333,874	5,946,996	6,966,315

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FCP		FNRS2		FEI2		FF10S

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$83,611	(2,198,685)	(867,514)	(1,737,258)	545,405	922,667	120,532	81,885
Realized gain (loss) on investments	(22,120,802)	(17,816,928)	(7,593,646)	(2,801,675)	(9,021,837)	(5,151,988)	(569,649)	(296,731)
Change in unrealized gain (loss) on investments	120,739,144	(275,843,406)	32,669,819	(73,540,004)	33,325,206	(72,236,312)	1,402,363	(1,585,913)
Reinvested capital gains	90,297	16,152,805	-	3,709,816	-	147,652	39,659	225,333

Net increase (decrease) in contract owners’ equity resulting from operations	98,792,250	(279,706,214)	24,208,659	(74,369,121)	24,848,774	(76,317,981)	992,905	(1,575,426)

Equity transactions:
Purchase payments received from contract owners (note 3)	6,821,498	16,761,861	6,422,976	13,947,269	12,481,142	13,979,845	92,303	260,274
Transfers between funds	(12,398,175)	(27,428,407)	(413,486)	10,630,753	(2,674,115)	(6,409,760)	488,214	2,427,197
Redemptions (note 3)	(50,794,183)	(83,447,730)	(6,702,847)	(13,721,131)	(10,433,888)	(13,282,440)	(825,662)	(1,752,731)
Annuity benefits	(87,479)	(126,245)	(768)	(1,017)	(1,254)	(1,681)	(7,636)	(9,088)
Contract maintenance charges (note 2)	(207,672)	(245,299)	(15,951)	(18,714)	(82,234)	(46,832)	(2,329)	(2,045)
Contingent deferred sales charges (note 2)	(113,711)	(169,102)	(68,245)	(185,659)	(251,129)	(186,746)	(1,589)	(619)
Adjustments to maintain reserves	(10,335)	7,927	(1,918)	2,373	(1,855)	(927)	671	1,600

Net equity transactions	(56,790,057)	(94,646,995)	(780,239)	10,653,874	(963,333)	(5,948,541)	(256,028)	924,588

Net change in contract owners’ equity	42,002,193	(374,353,209)	23,428,420	(63,715,247)	23,885,441	(82,266,522)	736,877	(650,838)
Contract owners’ equity beginning of period	333,018,872	707,372,081	54,795,336	118,510,583	93,909,332	176,175,854	4,516,200	5,167,038

Contract owners’ equity end of period	$375,021,065	333,018,872	78,223,756	54,795,336	117,794,773	93,909,332	5,253,077	4,516,200

CHANGES IN UNITS:
Beginning units	15,111,468	18,212,023	5,594,487	5,413,172	9,142,932	9,650,205	534,668	450,333
Units purchased	720,719	1,249,080	2,296,029	4,290,235	2,091,396	2,227,397	130,499	344,061
Units redeemed	(3,124,645)	(4,349,635)	(2,377,984)	(4,108,920)	(2,260,364)	(2,734,670)	(157,074)	(259,726)

Ending units	12,707,542	15,111,468	5,512,532	5,594,487	8,973,964	9,142,932	508,093	534,668

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FF10S2		FF20S		FF20S2		FF30S

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$1,199,282	458,338	133,390	91,404	1,862,031	662,201	45,975	48,944
Realized gain (loss) on investments	(911,806)	(138,352)	(870,487)	(274,304)	(646,486)	21,400	(333,035)	(109,513)
Change in unrealized gain (loss) on investments	9,253,943	(16,682,727)	2,145,104	(2,577,127)	17,608,358	(32,866,723)	1,423,051	(2,111,373)
Reinvested capital gains	364,305	2,023,856	75,482	333,979	1,023,590	3,851,746	54,824	293,628

Net increase (decrease) in contract owners’ equity resulting from operations	9,905,724	(14,338,885)	1,483,489	(2,426,048)	19,847,493	(28,331,376)	1,190,815	(1,878,314)

Equity transactions:
Purchase payments received from contract owners (note 3)	13,346,968	9,245,526	480,799	719,159	38,725,970	22,776,707	703,602	578,100
Transfers between funds	(379,216)	4,366,667	1,127,121	2,450,958	317,281	(2,330,118)	675,431	1,649,955
Redemptions (note 3)	(3,310,622)	(3,195,339)	(1,157,533)	(1,265,296)	(4,458,010)	(2,832,453)	(551,964)	(501,886)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(84,731)	(39,167)	(3,846)	(3,543)	(236,602)	(93,340)	(3,668)	(3,146)
Contingent deferred sales charges (note 2)	(52,216)	(64,656)	(9,415)	(3,114)	(75,540)	(64,725)	(2,624)	(3,986)
Adjustments to maintain reserves	(404)	(264)	(79)	(41)	(514)	(362)	(48)	(52)

Net equity transactions	9,519,779	10,312,767	437,047	1,898,123	34,272,585	17,455,709	820,729	1,718,985

Net change in contract owners’ equity	19,425,503	(4,026,118)	1,920,536	(527,925)	54,120,078	(10,875,667)	2,011,544	(159,329)
Contract owners’ equity beginning of period	41,630,317	45,656,435	5,443,001	5,970,926	60,026,433	70,902,100	3,404,900	3,564,229

Contract owners’ equity end of period	$61,055,820	41,630,317	7,363,537	5,443,001	114,146,511	60,026,433	5,416,444	3,404,900

CHANGES IN UNITS:
Beginning units	4,645,289	3,748,220	715,854	521,510	6,972,856	5,452,403	481,061	307,780
Units purchased	1,631,776	1,573,560	274,223	414,570	4,330,773	2,745,262	201,147	254,240
Units redeemed	(696,703)	(676,491)	(228,058)	(220,226)	(856,892)	(1,224,809)	(92,238)	(80,959)

Ending units	5,580,362	4,645,289	762,019	715,854	10,446,737	6,972,856	589,970	481,061

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FF30S2		FGOP		FGP		FG2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$53,612	60,859	(108,510)	(210,662)	(2,856,548)	(3,096,547)	(540,755)	(707,628)
Realized gain (loss) on investments	(701,172)	(195,897)	(52,792)	1,772,452	(34,977,296)	(38,233,407)	(3,073,061)	6,074,074
Change in unrealized gain (loss) on investments	4,641,420	(9,367,301)	4,766,496	(17,621,870)	114,061,560	(284,292,945)	12,898,364	(42,230,125)
Reinvested capital gains	203,381	1,294,149	-	-	276,561	-	34,803	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,197,241	(8,208,190)	4,605,194	(16,060,080)	76,504,277	(325,622,899)	9,319,351	(36,863,679)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,763,108	2,613,199	393,498	827,653	6,322,299	15,928,324	5,668,639	11,554,495
Transfers between funds	846,790	725,979	(30,944)	(1,519,935)	(9,988,799)	(22,846,169)	(2,521,812)	(21,081,780)
Redemptions (note 3)	(1,296,683)	(605,084)	(1,980,402)	(3,782,398)	(44,789,037)	(86,975,995)	(4,010,606)	(6,360,602)
Annuity benefits	-	-	-	-	(124,189)	(249,627)	(865)	(1,241)
Contract maintenance charges (note 2)	(3,841)	(3,615)	(11,949)	(14,775)	(299,334)	(366,984)	(25,263)	(11,925)
Contingent deferred sales charges (note 2)	(18,558)	(29,498)	(7,364)	(11,890)	(100,844)	(190,856)	(46,451)	(129,239)
Adjustments to maintain reserves	(302)	(220)	(478)	(44)	(437)	(9,836)	(967)	(637)

Net equity transactions	1,290,514	2,700,761	(1,637,639)	(4,501,389)	(48,980,341)	(94,711,143)	(937,325)	(16,030,929)

Net change in contract owners’ equity	5,487,755	(5,507,429)	2,967,555	(20,561,469)	27,523,936	(420,334,042)	8,382,026	(52,894,608)
Contract owners’ equity beginning of period	13,382,199	18,889,628	11,404,425	31,965,894	326,812,342	747,146,384	36,444,309	89,338,917

Contract owners’ equity end of period	$18,869,954	13,382,199	14,371,980	11,404,425	354,336,278	326,812,342	44,826,335	36,444,309

CHANGES IN UNITS:
Beginning units	1,631,753	1,398,391	1,893,306	2,355,583	10,315,116	12,473,199	3,750,535	4,763,730
Units purchased	350,148	465,516	155,429	255,235	263,397	479,120	1,160,938	2,037,068
Units redeemed	(198,719)	(232,154)	(391,109)	(717,512)	(1,792,485)	(2,637,203)	(1,258,686)	(3,050,263)

Ending units	1,783,182	1,631,753	1,657,626	1,893,306	8,786,028	10,315,116	3,652,787	3,750,535

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FHIPR		FIGBS		FIGBP2		FMCS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$1,518,854	960,686	1,679,780	573,111	28,357,638	9,553,189	(118,154)	(183,971)
Realized gain (loss) on investments	(2,269,294)	(1,763,206)	(137,050)	(193,446)	(2,273,040)	(4,179,131)	(2,099,856)	(1,347,315)
Change in unrealized gain (loss) on investments	7,925,431	(2,437,907)	1,554,955	(1,327,820)	24,991,543	(29,568,921)	7,712,842	(10,922,741)
Reinvested capital gains	-	-	99,280	16,585	1,820,102	351,270	99,218	2,951,026

Net increase (decrease) in contract owners’ equity resulting from operations	7,174,991	(3,240,427)	3,196,965	(931,570)	52,896,243	(23,843,593)	5,594,050	(9,503,001)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,391,891	2,490,054	701,306	1,162,018	33,194,622	54,687,190	1,000,536	1,242,554
Transfers between funds	6,050,206	4,981,696	10,837,872	2,734,818	52,988,373	(36,533,551)	4,985,955	3,881,020
Redemptions (note 3)	(3,699,310)	(2,179,479)	(4,537,863)	(4,592,430)	(28,789,262)	(27,861,079)	(2,968,787)	(3,115,704)
Annuity benefits	-	-	(4,333)	(4,346)	(8,897)	(7,410)	(1,224)	(1,648)
Contract maintenance charges (note 2)	(6,972)	(4,253)	(8,770)	(7,149)	(1,316,304)	(980,104)	(7,737)	(7,176)
Contingent deferred sales charges (note 2)	(7,703)	(7,054)	(17,973)	(13,406)	(457,895)	(505,009)	(7,974)	(11,593)
Adjustments to maintain reserves	8,803	16	20	(98)	33,581	(1,076)	(98)	397

Net equity transactions	3,736,915	5,280,980	6,970,259	(720,593)	55,644,218	(11,201,039)	3,000,671	1,987,850

Net change in contract owners’ equity	10,911,906	2,040,553	10,167,224	(1,652,163)	108,540,461	(35,044,632)	8,594,721	(7,515,151)
Contract owners’ equity beginning of period	14,240,462	12,199,909	18,685,488	20,337,651	405,374,787	440,419,419	13,631,379	21,146,530

Contract owners’ equity end of period	$25,152,368	14,240,462	28,852,712	18,685,488	513,915,248	405,374,787	22,226,100	13,631,379

CHANGES IN UNITS:
Beginning units	1,960,090	1,244,598	1,760,865	1,827,483	38,795,425	39,988,032	2,030,889	1,880,661
Units purchased	2,390,042	2,792,494	1,510,402	790,286	14,598,605	11,211,521	1,262,057	974,883
Units redeemed	(1,910,299)	(2,077,002)	(887,877)	(856,904)	(10,061,677)	(12,404,128)	(895,729)	(824,655)

Ending units	2,439,833	1,960,090	2,383,390	1,760,865	43,332,353	38,795,425	2,397,217	2,030,889

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FMC2		FOP		FOPR		FO2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(1,794,811)	(2,673,061)	512,776	1,227,832	244,287	613,111	12,249	51,280
Realized gain (loss) on investments	(9,843,428)	(5,827,333)	(1,424,829)	6,254,700	(2,206,520)	2,224,031	(249,330)	87,804
Change in unrealized gain (loss) on investments	61,150,148	(116,415,162)	15,401,818	(82,518,425)	8,971,600	(41,003,814)	1,052,564	(4,593,216)
Reinvested capital gains	853,680	31,427,590	213,223	14,196,989	104,674	7,179,319	11,985	822,369

Net increase (decrease) in contract owners’ equity resulting from operations	50,365,589	(93,487,966)	14,702,988	(60,838,904)	7,114,041	(30,987,353)	827,468	(3,631,763)

Equity transactions:
Purchase payments received from contract owners (note 3)	22,745,137	31,139,795	927	(11,571)	1,698,782	4,566,925	113	(167)
Transfers between funds	(4,399,233)	(15,335,365)	(1,856,109)	(4,060,821)	(2,466,935)	(5,043,846)	(269,686)	(557,841)
Redemptions (note 3)	(13,174,342)	(17,969,094)	(8,431,504)	(16,807,021)	(5,668,926)	(9,493,858)	(677,127)	(473,569)
Annuity benefits	(9,512)	(12,539)	(15,745)	(25,661)	(1,643)	(2,336)	-	-
Contract maintenance charges (note 2)	(149,811)	(69,752)	(52,795)	(63,642)	(16,481)	(20,961)	(592)	(774)
Contingent deferred sales charges (note 2)	(165,128)	(273,436)	(5,128)	(10,816)	(16,455)	(32,545)	(6,179)	(7,550)
Adjustments to maintain reserves	(2,892)	(3,479)	748	2,591	110	(9,386)	(262)	(218)

Net equity transactions	4,844,219	(2,523,870)	(10,359,606)	(20,976,941)	(6,471,548)	(10,036,007)	(953,733)	(1,040,119)

Net change in contract owners’ equity	55,209,808	(96,011,836)	4,343,382	(81,815,845)	642,493	(41,023,360)	(126,265)	(4,671,882)
Contract owners’ equity beginning of period	132,748,225	228,760,061	68,811,576	150,627,421	34,555,458	75,578,818	4,029,619	8,701,501

Contract owners’ equity end of period	$187,958,033	132,748,225	73,154,958	68,811,576	35,197,951	34,555,458	3,903,354	4,029,619

CHANGES IN UNITS:
Beginning units	8,779,121	8,968,155	3,742,007	4,559,645	3,203,770	3,885,215	286,835	341,789
Units purchased	2,808,022	3,298,099	-	-	286,249	515,738	-	-
Units redeemed	(2,505,076)	(3,487,133)	(557,952)	(817,638)	(878,485)	(1,197,183)	(61,954)	(54,954)

Ending units	9,082,067	8,779,121	3,184,055	3,742,007	2,611,534	3,203,770	224,881	286,835

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FO2R		FVSS		FTVIS2		FTVRD2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$219,488	403,086	(47,236)	(65,277)	5,912,750	4,364,117	(121,859)	159,462
Realized gain (loss) on investments	(3,191,714)	778,749	(3,081,921)	(1,887,361)	(4,985,586)	(2,934,344)	(2,416,337)	376,867
Change in unrealized gain (loss) on investments	13,102,396	(38,945,580)	5,693,877	(6,183,535)	25,793,817	(43,482,423)	11,464,029	(31,168,994)
Reinvested capital gains	136,178	7,101,800	-	2,098,363	-	2,533,976	-	738,658

Net increase (decrease) in contract owners’ equity resulting from operations	10,266,348	(30,661,945)	2,564,720	(6,037,810)	26,720,981	(39,518,674)	8,925,833	(29,894,007)

Equity transactions:
Purchase payments received from contract owners (note 3)	6,869,227	9,704,743	227,963	621,435	9,424,692	20,534,987	1,190,922	841,265
Transfers between funds	4,039,139	(8,438,623)	403,046	(1,670,391)	1,426,480	(3,303,357)	(3,419,898)	(9,232,143)
Redemptions (note 3)	(3,619,830)	(6,502,983)	(1,009,455)	(1,338,013)	(8,993,697)	(14,126,080)	(6,864,871)	(7,905,203)
Annuity benefits	(5,308)	(7,195)	(1,108)	(1,652)	(14,388)	(20,210)	(4,094)	(6,273)
Contract maintenance charges (note 2)	(40,104)	(14,892)	(3,642)	(4,279)	(13,873)	(13,345)	(9,766)	(10,764)
Contingent deferred sales charges (note 2)	(42,068)	(60,537)	(8,783)	(10,903)	(66,084)	(66,637)	(74,913)	(147,926)
Adjustments to maintain reserves	(653)	(459)	(54)	(82)	23,745	(1,253)	(2,070)	(1,279)

Net equity transactions	7,200,403	(5,319,946)	(392,033)	(2,403,885)	1,786,875	3,004,105	(9,184,690)	(16,462,323)

Net change in contract owners’ equity	17,466,751	(35,981,891)	2,172,687	(8,441,695)	28,507,856	(36,514,569)	(258,857)	(46,356,330)
Contract owners’ equity beginning of period	35,549,509	71,531,400	4,826,544	13,268,239	83,863,571	120,378,140	69,227,295	115,583,625

Contract owners’ equity end of period	$53,016,260	35,549,509	6,999,231	4,826,544	112,371,427	83,863,571	68,968,438	69,227,295

CHANGES IN UNITS:
Beginning units	3,739,265	4,158,503	634,932	841,048	10,666,736	10,613,089	6,005,955	7,191,142
Units purchased	1,849,285	1,663,221	372,235	126,574	2,516,184	3,826,878	349,332	317,559
Units redeemed	(1,076,666)	(2,082,459)	(414,175)	(332,690)	(2,476,486)	(3,773,231)	(1,173,063)	(1,502,746)

Ending units	4,511,884	3,739,265	592,992	634,932	10,706,434	10,666,736	5,182,224	6,005,955

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FTVSV2		FTVDM3		TIF2		TIF3

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(1,028,817)	(288,440)	696,363	470,357	98,056	72,550	6,707,139	2,424,086
Realized gain (loss) on investments	(16,701,595)	(3,081,708)	(5,727,648)	(3,006,698)	(177,966)	285,311	(162,481,939)	(462,609)
Change in unrealized gain (loss) on investments	59,711,793	(29,546,354)	19,304,931	(33,613,986)	1,398,505	(5,172,569)	177,706,175	(195,001,260)
Reinvested capital gains	2,307,442	4,959,744	105,137	8,020,747	214,753	791,782	11,753,408	30,093,721

Net increase (decrease) in contract owners’ equity resulting from operations	44,288,823	(27,956,758)	14,378,783	(28,129,580)	1,533,348	(4,022,926)	33,684,783	(162,946,062)

Equity transactions:
Purchase payments received from contract owners (note 3)	7,292,513	6,614,969	900,004	4,579,194	9,873	240	12,467,713	45,352,141
Transfers between funds	87,122,390	10,769,000	4,014,508	(9,723,919)	(431,845)	(1,010,456)	(190,620,641)	105,133,869
Redemptions (note 3)	(7,938,017)	(6,034,552)	(2,900,889)	(4,096,581)	(447,109)	(921,631)	(10,563,420)	(17,474,546)
Annuity benefits	(5,201)	(7,064)	-	-	(350)	(263)	(318)	(112)
Contract maintenance charges (note 2)	(279,709)	(16,944)	(4,914)	(4,953)	(434)	(596)	(557,398)	(737,024)
Contingent deferred sales charges (note 2)	(111,460)	(65,128)	(28,606)	(40,311)	(5,677)	(8,216)	(144,859)	(295,887)
Adjustments to maintain reserves	(3,209)	(574)	(763)	(296)	(306)	(215)	183,889	(1,162)

Net equity transactions	86,077,307	11,259,707	1,979,340	(9,286,866)	(875,848)	(1,941,137)	(189,235,034)	131,977,279

Net change in contract owners’ equity	130,366,130	(16,697,051)	16,358,123	(37,416,446)	657,500	(5,964,063)	(155,550,251)	(30,968,783)
Contract owners’ equity beginning of period	52,002,721	68,699,772	20,523,237	57,939,683	4,970,188	10,934,251	247,363,644	278,332,427

Contract owners’ equity end of period	$182,368,851	52,002,721	36,881,360	20,523,237	5,627,688	4,970,188	91,813,393	247,363,644

CHANGES IN UNITS:
Beginning units	3,847,456	3,336,527	2,181,313	2,877,413	358,613	462,809	25,106,259	16,511,364
Units purchased	9,591,118	2,181,594	928,612	898,785	-	-	3,952,853	11,702,008
Units redeemed	(2,761,979)	(1,670,665)	(802,445)	(1,594,885)	(58,026)	(104,196)	(22,199,347)	(3,107,113)

Ending units	10,676,595	3,847,456	2,307,480	2,181,313	300,587	358,613	6,859,765	25,106,259

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FTVGI3		FTVFA2		AMTG		AMGP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$9,060,672	1,644,726	157,661	61,007	(521,354)	(1,396,437)	(64,397)	(95,648)
Realized gain (loss) on investments	1,282,583	1,664,983	(366,788)	(222,094)	15,857,466	8,772,847	(1,070,340)	926,217
Change in unrealized gain (loss) on investments	517,648	(1,226,528)	1,969,640	(1,020,448)	(7,397,692)	(65,611,990)	2,228,008	(6,509,053)
Reinvested capital gains	-	-	-	82,293	-	-	-	441,400

Net increase (decrease) in contract owners’ equity resulting from operations	10,860,903	2,083,181	1,760,513	(1,099,242)	7,938,420	(58,235,580)	1,093,271	(5,237,084)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,668,657	10,685,522	6,321,411	3,293,358	571,976	2,631,410	98,483	472,361
Transfers between funds	1,582,994	19,578,727	1,620,700	877,152	(69,785,469)	(5,390,896)	(8,566,303)	(650,151)
Redemptions (note 3)	(9,167,943)	(9,521,295)	(948,779)	(61,177)	(5,764,253)	(15,054,296)	(641,337)	(1,968,691)
Annuity benefits	(17,021)	(8,798)	-	-	(11,806)	(22,641)	(12)	(23)
Contract maintenance charges (note 2)	(11,751)	(8,568)	(603)	(64)	(38,813)	(67,876)	(4,096)	(7,321)
Contingent deferred sales charges (note 2)	(82,461)	(63,625)	(3,751)	(26)	(11,533)	(30,501)	(3,916)	(5,998)
Adjustments to maintain reserves	(24,041)	3,595	(42)	256	(48,091)	(1,321)	190	(94)

Net equity transactions	(5,051,566)	20,665,558	6,988,936	4,109,499	(75,087,989)	(17,936,121)	(9,116,991)	(2,159,917)

Net change in contract owners’ equity	5,809,337	22,748,739	8,749,449	3,010,257	(67,149,569)	(76,171,701)	(8,023,720)	(7,397,001)
Contract owners’ equity beginning of period	72,254,357	49,505,618	3,010,257	-	67,169,383	143,341,084	8,023,720	15,420,721

Contract owners’ equity end of period	$78,063,694	72,254,357	11,759,706	3,010,257	19,814	67,169,383	-	8,023,720

CHANGES IN UNITS:
Beginning units	5,797,396	4,159,217	456,888	-	2,411,370	2,896,657	928,163	1,105,261
Units purchased	2,258,541	4,652,546	1,154,824	579,634	35,779	97,490	29,042	103,249
Units redeemed	(2,695,060)	(3,014,367)	(219,971)	(122,746)	(2,447,137)	(582,777)	(957,205)	(280,347)

Ending units	5,360,877	5,797,396	1,391,741	456,888	12	2,411,370	-	928,163

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AMINS		AMMCGS		AMTP		AMRS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(72,565)	(2,789,841)	(41,169)	(119,115)	(618,068)	(1,160,892)	(82,223)	(82,849)
Realized gain (loss) on investments	(4,434,330)	(39,714,244)	(1,421,498)	823,706	(39,029,244)	430,341	(5,457,396)	(575,132)
Change in unrealized gain (loss) on investments	5,866,895	4,414,284	1,979,893	(4,987,095)	64,756,294	(108,474,235)	7,341,128	(6,852,966)
Reinvested capital gains	-	1,035	-	-	4,259	21,625,094	-	27,332

Net increase (decrease) in contract owners’ equity resulting from operations	1,360,000	(38,088,766)	517,226	(4,282,504)	25,113,241	(87,579,692)	1,801,509	(7,483,615)

Equity transactions:
Purchase payments received from contract owners (note 3)	24,481	30,883,696	50,329	86,080	997,299	3,747,736	140,028	1,045,318
Transfers between funds	(8,545,390)	(271,128,744)	(5,056,437)	(1,071,305)	(90,706,823)	(6,713,471)	(9,599,543)	(1,088,053)
Redemptions (note 3)	(563,846)	(7,125,192)	(323,000)	(862,499)	(6,887,642)	(19,892,990)	(605,109)	(917,406)
Annuity benefits	(137)	(567)	-	-	(11,737)	(27,970)	-	-
Contract maintenance charges (note 2)	(2,587)	(299,202)	(450)	(966)	(33,737)	(64,786)	(6,101)	(7,274)
Contingent deferred sales charges (note 2)	(10,980)	(147,591)	(5,711)	(9,573)	(12,819)	(36,006)	(5,878)	(10,738)
Adjustments to maintain reserves	(203)	(23,716)	(18)	(111)	49,686	(4,762)	(339)	(335)

Net equity transactions	(9,098,662)	(247,841,316)	(5,335,287)	(1,858,374)	(96,605,773)	(22,992,249)	(10,076,942)	(978,488)

Net change in contract owners’ equity	(7,738,662)	(285,930,082)	(4,818,061)	(6,140,878)	(71,492,532)	(110,571,941)	(8,275,433)	(8,462,103)
Contract owners’ equity beginning of period	7,738,662	293,668,744	4,818,061	10,958,939	71,513,782	182,085,723	8,275,433	16,737,536

Contract owners’ equity end of period	$-	7,738,662	-	4,818,061	21,250	71,513,782	-	8,275,433

CHANGES IN UNITS:
Beginning units	1,025,292	20,563,376	400,219	507,184	4,031,046	4,821,251	1,216,019	1,309,013
Units purchased	71,444	4,427,649	23,346	44,307	220,012	296,845	407,193	448,561
Units redeemed	(1,096,736)	(23,965,733)	(423,565)	(151,272)	(4,251,058)	(1,087,050)	(1,623,212)	(541,555)

Ending units	-	1,025,292	-	400,219	-	4,031,046	-	1,216,019

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AMFAS		AMSRS		OVMS		OVCAFS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(58,760)	(86,385)	154,673	(4,375,923)	(662,696)	1,526,556	(572,973)	(858,109)
Realized gain (loss) on investments	(795,653)	(211,104)	(3,148,859)	(950,599)	(9,090,699)	(5,275,870)	(1,313,445)	785,484
Change in unrealized gain (loss) on investments	1,557,483	(2,468,343)	9,269,298	(50,706,776)	18,670,311	(48,998,634)	14,525,185	(30,391,351)
Reinvested capital gains	-	187,423	-	2,713,949	-	6,658,903	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	703,070	(2,578,409)	6,275,112	(53,319,349)	8,916,916	(46,089,045)	12,638,767	(30,463,976)

Equity transactions:
Purchase payments received from contract owners (note 3)	105,248	397,168	410,334	46,225,071	1,114,483	2,224,523	1,547,335	3,218,037
Transfers between funds	(62,224)	335,102	(1,468,124)	(454,123,273)	(2,901,639)	(6,680,025)	(3,491,963)	(3,581,330)
Redemptions (note 3)	(361,534)	(474,467)	(2,398,598)	(14,201,621)	(8,471,447)	(16,122,495)	(3,783,354)	(5,118,259)
Annuity benefits	-	-	(2,385)	(3,746)	(12,249)	(14,739)	-	-
Contract maintenance charges (note 2)	(1,304)	(984)	(10,330)	(535,421)	(34,905)	(46,481)	(12,191)	(9,871)
Contingent deferred sales charges (note 2)	(3,770)	(3,758)	(33,633)	(277,421)	(13,922)	(30,360)	(59,317)	(97,866)
Adjustments to maintain reserves	(300)	(283)	(1,631)	(14,130)	(1,461)	(162)	(1,844)	(523)

Net equity transactions	(323,884)	252,778	(3,504,367)	(422,930,541)	(10,321,140)	(20,669,739)	(5,801,334)	(5,589,812)

Net change in contract owners’ equity	379,186	(2,325,631)	2,770,745	(476,249,890)	(1,404,224)	(66,758,784)	6,837,433	(36,053,788)
Contract owners’ equity beginning of period	3,706,928	6,032,559	24,253,008	500,502,898	52,387,569	119,146,353	33,310,024	69,363,812

Contract owners’ equity end of period	$4,086,114	3,706,928	27,023,753	24,253,008	50,983,345	52,387,569	40,147,457	33,310,024

CHANGES IN UNITS:
Beginning units	406,370	392,938	2,392,040	29,683,131	2,972,160	3,793,326	3,576,621	3,981,882
Units purchased	113,019	183,533	161,426	5,126,351	84,968	105,577	475,266	593,773
Units redeemed	(147,946)	(170,101)	(495,458)	(32,417,442)	(652,399)	(926,743)	(1,016,224)	(999,034)

Ending units	371,443	406,370	2,058,008	2,392,040	2,404,729	2,972,160	3,035,663	3,576,621

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVGR		OVB		OVGS3		OVGS4

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(419,303)	(789,330)	(573,349)	2,874,069	542,421	225,138	239,474	(176,251)
Realized gain (loss) on investments	(1,103,830)	2,599,937	(7,488,091)	(2,817,013)	(1,860,430)	3,119,139	(3,022,142)	(553,759)
Change in unrealized gain (loss) on investments	16,507,254	(38,741,679)	11,077,767	(34,742,735)	18,953,659	(52,083,596)	19,828,717	(45,533,159)
Reinvested capital gains	-	-	-	-	1,254,910	5,983,984	1,230,433	5,591,832

Net increase (decrease) in contract owners’ equity resulting from operations	14,984,121	(36,931,072)	3,016,327	(34,685,679)	18,890,560	(42,755,335)	18,276,482	(40,671,337)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,164,832	2,962,134	967,262	2,358,634	3,466,774	8,062,393	2,894,575	5,741,670
Transfers between funds	(1,831,921)	(4,256,541)	(1,291,294)	(6,919,838)	(2,115,944)	(7,797,458)	(3,744,690)	(8,941,891)
Redemptions (note 3)	(6,596,198)	(11,259,806)	(8,187,848)	(14,719,464)	(10,282,368)	(14,006,293)	(4,250,857)	(6,378,346)
Annuity benefits	(15,107)	(16,600)	(8,547)	(13,895)	(10,102)	(13,922)	-	-
Contract maintenance charges (note 2)	(36,661)	(43,748)	(26,715)	(37,593)	(30,897)	(35,584)	(9,317)	(10,104)
Contingent deferred sales charges (note 2)	(24,739)	(46,118)	(17,654)	(26,530)	(52,262)	(70,898)	(64,159)	(88,268)
Adjustments to maintain reserves	(361)	851	2,604	(16,532)	(1,300)	(6,525)	(2,023)	(507)

Net equity transactions	(7,340,155)	(12,659,828)	(8,562,192)	(19,375,218)	(9,026,099)	(13,868,287)	(5,176,471)	(9,677,446)

Net change in contract owners’ equity	7,643,966	(49,590,900)	(5,545,865)	(54,060,897)	9,864,461	(56,623,622)	13,100,011	(50,348,783)
Contract owners’ equity beginning of period	39,788,032	89,378,932	48,155,292	102,216,189	56,202,162	112,825,784	53,981,607	104,330,390

Contract owners’ equity end of period	$47,431,998	39,788,032	42,609,427	48,155,292	66,066,623	56,202,162	67,081,618	53,981,607

CHANGES IN UNITS:
Beginning units	3,977,449	4,805,480	3,473,316	4,466,808	4,134,462	4,898,499	5,863,169	6,661,852
Units purchased	192,523	309,176	205,355	210,261	428,687	626,175	561,561	850,439
Units redeemed	(846,204)	(1,137,207)	(838,712)	(1,203,753)	(1,037,705)	(1,390,212)	(1,120,657)	(1,649,122)

Ending units	3,323,768	3,977,449	2,839,959	3,473,316	3,525,444	4,134,462	5,304,073	5,863,169

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVGS		OVGSS		OVHI3		OVHI4

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$1,178,954	523,675	52,153	(19,690)	(4,231)	21,362	(101,425)	444,606
Realized gain (loss) on investments	3,579,671	14,571,089	(361,081)	205,519	(396,093)	(304,175)	(7,209,790)	(3,271,125)
Change in unrealized gain (loss) on investments	31,457,106	(119,409,989)	3,214,090	(8,774,045)	458,920	(388,706)	8,369,274	(6,889,235)
Reinvested capital gains	2,661,461	13,114,068	217,587	1,073,516	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	38,877,192	(91,201,157)	3,122,749	(7,514,700)	58,596	(671,519)	1,058,059	(9,715,754)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,379	2,978	-	392	47,205	82,434	1,023,270	2,125,672
Transfers between funds	(4,921,085)	(12,042,430)	(579,629)	(2,102,702)	84,840	517,811	2,029,683	3,348,619
Redemptions (note 3)	(16,458,494)	(27,599,474)	(769,962)	(1,479,756)	(60,076)	(129,846)	(1,165,305)	(1,059,579)
Annuity benefits	(30,650)	(41,466)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(71,378)	(82,306)	(1,217)	(1,498)	(302)	(230)	(577)	(916)
Contingent deferred sales charges (note 2)	(15,211)	(36,774)	(13,353)	(19,408)	(794)	(209)	(2,640)	(9,956)
Adjustments to maintain reserves	1,684	33,911	(248)	(343)	42	(14,104)	(290)	(1,667)

Net equity transactions	(21,489,755)	(39,765,561)	(1,364,409)	(3,603,315)	70,915	455,856	1,884,141	4,402,173

Net change in contract owners’ equity	17,387,437	(130,966,718)	1,758,340	(11,118,015)	129,511	(215,663)	2,942,200	(5,313,581)
Contract owners’ equity beginning of period	117,412,600	248,379,318	9,467,392	20,585,407	252,740	468,403	4,158,939	9,472,520

Contract owners’ equity end of period	$134,800,037	117,412,600	11,225,732	9,467,392	382,251	252,740	7,101,139	4,158,939

CHANGES IN UNITS:
Beginning units	4,605,983	5,756,123	675,950	862,593	126,679	48,923	2,070,239	991,751
Units purchased	60	4	-	-	287,182	180,064	3,852,811	2,688,244
Units redeemed	(770,992)	(1,150,144)	(91,416)	(186,643)	(260,784)	(102,308)	(3,081,371)	(1,609,756)

Ending units	3,835,051	4,605,983	584,534	675,950	153,077	126,679	2,841,679	2,070,239

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVHI		OVHIS		OVGI		OVGIS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(629)	24,514	(52,789)	1,024,178	79,189	49,367	(767,834)	(2,055,223)
Realized gain (loss) on investments	(63,621)	(123,326)	(3,280,723)	(2,165,204)	(625,644)	439,049	(44,657,022)	(4,650,030)
Change in unrealized gain (loss) on investments	74,958	(193,406)	4,048,215	(14,303,261)	3,511,423	(11,241,564)	106,998,606	(195,684,358)
Reinvested capital gains	-	-	-	-	-	1,372,064	-	24,059,956

Net increase (decrease) in contract owners’ equity resulting from operations	10,708	(292,218)	714,703	(15,444,287)	2,964,968	(9,381,084)	61,573,750	(178,329,655)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(12)	(67)	4,546	527,853	1,404,950	9,191,540	44,131,538
Transfers between funds	(5,578)	(54,310)	(343,583)	(4,372,402)	(549,434)	(1,354,116)	(19,062,783)	26,238,707
Redemptions (note 3)	(11,677)	(112,505)	(395,145)	(2,181,812)	(1,996,915)	(3,920,948)	(15,485,711)	(20,776,884)
Annuity benefits	-	-	(773)	(2,944)	(8,737)	(8,536)	(673)	(149)
Contract maintenance charges (note 2)	(22)	(117)	(720)	(2,031)	(10,399)	(12,837)	(919,116)	(900,873)
Contingent deferred sales charges (note 2)	(206)	(3)	(4,684)	(21,980)	(13,587)	(19,254)	(263,893)	(393,034)
Adjustments to maintain reserves	(24)	(30)	(351)	(712)	(3,065)	242	(494,093)	(1,071)

Net equity transactions	(17,507)	(166,977)	(745,323)	(6,577,335)	(2,054,284)	(3,910,499)	(27,034,729)	48,298,234

Net change in contract owners’ equity	(6,799)	(459,195)	(30,620)	(22,021,622)	910,684	(13,291,583)	34,539,021	(130,031,421)
Contract owners’ equity beginning of period	51,336	510,531	3,679,597	25,701,219	12,974,505	26,266,088	272,773,273	402,804,694

Contract owners’ equity end of period	$44,537	51,336	3,648,977	3,679,597	13,885,189	12,974,505	307,312,294	272,773,273

CHANGES IN UNITS:
Beginning units	23,524	49,246	1,274,342	1,877,575	2,022,607	2,487,109	27,005,578	24,014,369
Units purchased	-	-	370	7	231,562	279,986	5,769,332	7,491,233
Units redeemed	(7,022)	(25,722)	(255,583)	(603,240)	(544,073)	(744,488)	(8,524,853)	(4,500,024)

Ending units	16,502	23,524	1,019,129	1,274,342	1,710,096	2,022,607	24,250,057	27,005,578

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVSC		OVSCS		OVAG		PVGIB

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(15,482)	(31,327)	(556,501)	(2,375,054)	(96,213)	(162,354)	36,495	30,478
Realized gain (loss) on investments	(1,394,041)	(357,562)	(63,027,490)	(6,421,937)	(484,379)	197,485	(764,407)	(610,222)
Change in unrealized gain (loss) on investments	2,392,360	(1,543,450)	84,946,606	(71,083,896)	2,598,202	(7,546,706)	1,539,993	(2,900,852)
Reinvested capital gains	-	221,525	-	9,799,136	-	-	-	973,768

Net increase (decrease) in contract owners’ equity resulting from operations	982,837	(1,710,814)	21,362,615	(70,081,751)	2,017,610	(7,511,575)	812,081	(2,506,828)

Equity transactions:
Purchase payments received from contract owners (note 3)	192,583	364,635	4,758,071	21,061,258	369,284	967,480	24,796	58,637
Transfers between funds	1,058,592	381,324	(90,017,951)	38,121,966	(110,211)	(928,902)	(172,997)	(311,802)
Redemptions (note 3)	(391,722)	(480,271)	(5,736,367)	(8,881,039)	(894,023)	(2,111,631)	(362,188)	(676,400)
Annuity benefits	(313)	(372)	(156)	(59)	-	-	-	-
Contract maintenance charges (note 2)	(1,552)	(1,617)	(296,486)	(379,953)	(8,434)	(10,809)	(699)	(977)
Contingent deferred sales charges (note 2)	(1,717)	(1,786)	(99,648)	(175,869)	(6,848)	(23,441)	(4,284)	(15,573)
Adjustments to maintain reserves	2,688	(46)	410,232	(1,041)	(100)	(97)	(420)	(142)

Net equity transactions	858,559	261,867	(90,982,305)	49,745,263	(650,332)	(2,107,400)	(515,792)	(946,257)

Net change in contract owners’ equity	1,841,396	(1,448,947)	(69,619,690)	(20,336,488)	1,367,278	(9,618,975)	296,289	(3,453,085)
Contract owners’ equity beginning of period	2,643,093	4,092,040	105,311,971	125,648,459	7,101,334	16,720,309	3,423,016	6,876,101

Contract owners’ equity end of period	$4,484,489	2,643,093	35,692,281	105,311,971	8,468,612	7,101,334	3,719,305	3,423,016

CHANGES IN UNITS:
Beginning units	440,857	418,752	8,337,343	6,050,092	2,176,324	2,576,050	387,088	468,881
Units purchased	487,088	239,302	5,540,801	5,302,603	250,797	316,968	20,759	36,053
Units redeemed	(375,402)	(217,197)	(11,796,592)	(3,015,352)	(444,032)	(716,694)	(78,393)	(117,846)

Ending units	552,543	440,857	2,081,552	8,337,343	1,983,089	2,176,324	329,454	387,088

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	PVTIGB		PVTVB		VYDS		TRBCG2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(9,572)	7,880	(18,036)	(29,047)	(2,972)	(5,483)	(1,560,777)	(3,075,467)
Realized gain (loss) on investments	(85,763)	12,316	(17,492)	(36,556)	(208,750)	14,968	(68,892,479)	(1,341,937)
Change in unrealized gain (loss) on investments	218,372	(833,657)	862,924	(756,377)	314,884	(507,003)	92,320,448	(101,401,814)
Reinvested capital gains	-	192,364	-	-	-	127,929	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	123,037	(621,097)	827,396	(821,980)	103,162	(369,589)	21,867,192	(105,819,218)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	18,592	34,791	209,407	44,635	4,478,977	25,390,342
Transfers between funds	(40,284)	(123,387)	987,079	(48,541)	400	(41,110)	(129,747,549)	105,779,333
Redemptions (note 3)	(122,128)	(55,007)	(141,675)	(243,758)	(341,734)	(131,922)	(5,708,687)	(11,097,363)
Annuity benefits	-	-	-	-	-	-	(2,374)	(1,113)
Contract maintenance charges (note 2)	(105)	(137)	(355)	(367)	(145)	(175)	(277,042)	(488,777)
Contingent deferred sales charges (note 2)	(3,832)	(613)	(2,546)	(3,785)	(4,127)	-	(83,512)	(185,760)
Adjustments to maintain reserves	(47)	(139)	(263)	(137)	(65)	-	(54,308)	(885)

Net equity transactions	(166,396)	(179,283)	860,832	(261,797)	(136,264)	(128,572)	(131,394,495)	119,395,777

Net change in contract owners’ equity	(43,359)	(800,380)	1,688,228	(1,083,777)	(33,102)	(498,161)	(109,527,303)	13,576,559
Contract owners’ equity beginning of period	724,632	1,525,012	1,187,340	2,271,117	564,917	1,063,078	147,165,140	133,588,581

Contract owners’ equity end of period	$681,273	724,632	2,875,568	1,187,340	531,815	564,917	37,637,837	147,165,140

CHANGES IN UNITS:
Beginning units	61,180	71,037	142,184	168,443	57,375	66,078	19,673,406	10,055,319
Units purchased	-	-	121,467	10,344	22,285	3,099	2,970,721	12,281,690
Units redeemed	(14,394)	(9,857)	(50,497)	(36,603)	(36,595)	(11,802)	(19,038,484)	(2,663,603)

Ending units	46,786	61,180	213,154	142,184	43,065	57,375	3,605,643	19,673,406

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	TREI2		TRLT2		VWBFR		VWBF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$88,647	470,585	433,272	884,495	185,342	614,508	350,807	1,343,185
Realized gain (loss) on investments	(7,374,597)	(1,046,707)	640,243	(28,663)	(33,812)	(42,948)	(343,676)	(371,189)
Change in unrealized gain (loss) on investments	21,418,095	(34,340,847)	984,066	(1,262,177)	140,956	(458,896)	563,603	(583,411)
Reinvested capital gains	-	2,107,353	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,132,145	(32,809,616)	2,057,581	(406,345)	292,486	112,664	570,734	388,585

Equity transactions:
Purchase payments received from contract owners (note 3)	7,269,697	16,738,483	612,105	5,361,860	159,514	448,071	21	-
Transfers between funds	(2,520,084)	7,299,559	(39,509,863)	13,383,565	(522,331)	708,740	(831,967)	(1,281,269)
Redemptions (note 3)	(4,224,319)	(7,204,544)	(8,929,203)	(3,734,295)	(1,288,898)	(2,150,571)	(1,774,252)	(2,817,333)
Annuity benefits	(2,476)	(3,457)	-	-	(2,006)	(1,516)	(2,422)	(2,538)
Contract maintenance charges (note 2)	(92,720)	(35,967)	(36,329)	(51,706)	(2,388)	(2,594)	(8,966)	(8,944)
Contingent deferred sales charges (note 2)	(42,850)	(85,680)	(204,363)	(84,785)	(2,658)	(3,862)	(1,260)	(1,750)
Adjustments to maintain reserves	(912)	5,242	(43,867)	417	605	3,575	759	(2,298)

Net equity transactions	386,336	16,713,636	(48,111,520)	14,875,056	(1,658,162)	(998,157)	(2,618,087)	(4,114,132)

Net change in contract owners’ equity	14,518,481	(16,095,980)	(46,053,939)	14,468,711	(1,365,676)	(885,493)	(2,047,353)	(3,725,547)
Contract owners’ equity beginning of period	60,267,747	76,363,727	46,053,950	31,585,239	8,025,025	8,910,518	15,396,685	19,122,232

Contract owners’ equity end of period	$74,786,228	60,267,747	11	46,053,950	6,659,349	8,025,025	13,349,332	15,396,685

CHANGES IN UNITS:
Beginning units	7,723,076	6,128,523	4,360,949	2,984,605	642,414	731,903	703,225	889,847
Units purchased	2,619,950	3,457,161	1,390,271	2,850,776	123,723	498,428	116	-
Units redeemed	(2,566,738)	(1,862,608)	(5,751,219)	(1,474,432)	(256,559)	(587,917)	(122,238)	(186,622)

Ending units	7,776,288	7,723,076	1	4,360,949	509,578	642,414	581,103	703,225

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	VWEMR		VWEM		VWHAR		VWHA

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(160,068)	(276,248)	(197,139)	(380,161)	(276,460)	(416,429)	(304,766)	(500,253)
Realized gain (loss) on investments	(7,094,950)	(6,921,436)	(2,002,801)	(92,397)	(2,020,117)	287,404	1,937,785	5,962,740
Change in unrealized gain (loss) on investments	15,689,932	(22,684,555)	13,234,015	(40,435,269)	13,200,812	(27,898,131)	10,727,210	(37,368,416)
Reinvested capital gains	779,004	11,631,611	1,150,378	15,223,007	132,212	6,617,535	151,307	8,257,790

Net increase (decrease) in contract owners’ equity resulting from operations	9,213,918	(18,250,628)	12,184,453	(25,684,820)	11,036,447	(21,409,621)	12,511,536	(23,648,139)

Equity transactions:
Purchase payments received from contract owners (note 3)	483,773	934,783	(63,047)	(109)	950,351	1,483,188	(3)	(348)
Transfers between funds	3,807,044	(7,027,224)	(712,494)	(2,457,480)	1,334,326	1,123,860	(1,027,034)	(3,564,995)
Redemptions (note 3)	(1,716,563)	(2,883,313)	(1,750,466)	(4,000,717)	(3,514,636)	(5,905,125)	(3,337,710)	(6,382,193)
Annuity benefits	(3,045)	(3,759)	(6,134)	(14,082)	(4,456)	(2,101)	(5,495)	(10,577)
Contract maintenance charges (note 2)	(5,498)	(6,659)	(11,660)	(13,922)	(10,616)	(12,808)	(15,467)	(18,850)
Contingent deferred sales charges (note 2)	(3,705)	(8,254)	(2,503)	(4,502)	(3,379)	(7,187)	(2,101)	(3,372)
Adjustments to maintain reserves	4,236	331	90,339	2,584	(55)	(161)	(5,467)	8,518

Net equity transactions	2,566,242	(8,994,095)	(2,455,965)	(6,488,228)	(1,248,465)	(3,320,334)	(4,393,277)	(9,971,817)

Net change in contract owners’ equity	11,780,160	(27,244,723)	9,728,488	(32,173,048)	9,787,982	(24,729,955)	8,118,259	(33,619,956)
Contract owners’ equity beginning of period	8,174,742	35,419,465	12,183,835	44,356,883	21,340,390	46,070,345	24,785,827	58,405,783

Contract owners’ equity end of period	$19,954,902	8,174,742	21,912,323	12,183,835	31,128,372	21,340,390	32,904,086	24,785,827

CHANGES IN UNITS:
Beginning units	763,916	1,152,258	1,264,058	1,599,935	1,219,284	1,400,348	892,365	1,118,247
Units purchased	464,471	278,549	-	59	448,815	753,375	-	-
Units redeemed	(342,252)	(666,891)	(182,242)	(335,936)	(525,045)	(934,439)	(131,077)	(225,882)

Ending units	886,135	763,916	1,081,816	1,264,058	1,143,054	1,219,284	761,288	892,365

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRASP		SVDF		WFVLCG		WFVMM

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(147,843)	-	(260,026)	(713,564)	(1,507)	(1,977)	(890)	253
Realized gain (loss) on investments	115,041	-	5,880,079	3,564,253	(1,012)	609	-	-
Change in unrealized gain (loss) on investments	1,636,378	-	520,989	(31,921,510)	32,776	(51,732)	-	-
Reinvested capital gains	175,910	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,779,486	-	6,141,042	(29,070,821)	30,257	(53,100)	(890)	253

Equity transactions:
Purchase payments received from contract owners (note 3)	10,534,446	-	162,878	795,007	-	45	139,306	-
Transfers between funds	23,698,656	-	(35,453,430)	(1,750,799)	-	-	(195,649)	202,791
Redemptions (note 3)	(753,769)	-	(3,046,839)	(7,473,539)	(3,809)	(5,759)	(4,400)	(2,200)
Annuity benefits	-	-	(9,498)	(16,627)	-	-	-	-
Contract maintenance charges (note 2)	(970)	-	(15,802)	(27,318)	(29)	(35)	(30)	(30)
Contingent deferred sales charges (note 2)	(1,591)	-	(4,436)	(10,655)	-	(168)	-	-
Adjustments to maintain reserves	(168)	-	11,002	(6,920)	(20)	(17)	2	45

Net equity transactions	33,476,604	-	(38,356,125)	(8,490,851)	(3,858)	(5,934)	(60,771)	200,606

Net change in contract owners’ equity	35,256,090	-	(32,215,083)	(37,561,672)	26,399	(59,034)	(61,661)	200,859
Contract owners’ equity beginning of period	-	-	32,254,347	69,816,019	77,336	136,370	218,444	17,585

Contract owners’ equity end of period	$35,256,090	-	39,264	32,254,347	103,735	77,336	156,783	218,444

CHANGES IN UNITS:
Beginning units	-	-	1,508,012	1,793,964	11,776	12,402	20,154	1,632
Units purchased	3,367,695	-	23,949	107,174	2,141	-	26,587	18,728
Units redeemed	(389,676)	-	(1,531,961)	(393,126)	(2,716)	(626)	(31,994)	(206)

Ending units	2,978,019	-	-	1,508,012	11,201	11,776	14,747	20,154

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SVOF		WFVSCG		WFVSMV		WFVTRB

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(1,222,661)	1,305,772	(45,813)	-	14	(87)	2,535	841
Realized gain (loss) on investments	(73,824,875)	(7,092,700)	70,675	-	(782)	(310)	54	(1)
Change in unrealized gain (loss) on investments	114,309,554	(152,729,190)	992,805	-	4,712	(6,144)	148	(559)
Reinvested capital gains	-	51,688,115	-	-	-	2,098	106	-

Net increase (decrease) in contract owners’ equity resulting from operations	39,262,018	(106,828,003)	1,017,667	-	3,944	(4,443)	2,843	281

Equity transactions:
Purchase payments received from contract owners (note 3)	1,221,716	4,928,968	2,421,575	-	-	11,333	233,380	-
Transfers between funds	(171,342,569)	(11,139,737)	6,815,945	-	(830)	783	-	-
Redemptions (note 3)	(13,202,435)	(33,723,685)	(194,957)	-	-	(1,514)	-	-
Annuity benefits	(34,542)	(42,388)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(67,767)	(117,994)	(756)	-	-	-	-	-
Contingent deferred sales charges (note 2)	(23,398)	(69,229)	(140)	-	-	-	-	-
Adjustments to maintain reserves	19,703	14,276	(65)	-	1	(1)	29	(1)

Net equity transactions	(183,429,292)	(40,149,789)	9,041,602	-	(829)	10,601	233,409	(1)

Net change in contract owners’ equity	(144,167,274)	(146,977,792)	10,059,269	-	3,115	6,158	236,252	280
Contract owners’ equity beginning of period	144,448,227	291,426,019	-	-	6,526	368	23,352	23,072

Contract owners’ equity end of period	$280,953	144,448,227	10,059,269	-	9,641	6,526	259,604	23,352

CHANGES IN UNITS:
Beginning units	4,815,928	5,757,665	-	-	1,260	39	2,116	2,116
Units purchased	69,629	181,645	904,420	-	102	1,409	19,232	-
Units redeemed	(4,885,557)	(1,123,382)	(129,409)	-	(187)	(188)	-	-

Ending units	-	4,815,928	775,011	-	1,175	1,260	21,348	2,116

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WIEP		WVCP		BF		VFLG2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(132,331)	98,226	18,402	10,018	8,037	43,358	(2,676)	(9,189)
Realized gain (loss) on investments	2,885,809	1,819,938	(24,024)	62,433	(1,104,294)	(155,553)	(306,922)	(14,031)
Change in unrealized gain (loss) on investments	(674,791)	(16,519,318)	375,927	(1,453,797)	1,050,764	(1,136,182)	304,960	(415,411)
Reinvested capital gains	-	-	-	-	-	340,160	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,078,687	(14,601,154)	370,305	(1,381,346)	(45,493)	(908,217)	(4,638)	(438,631)

Equity transactions:
Purchase payments received from contract owners (note 3)	(4,631)	598	-	-	38,684	508,008	3,518	17,061
Transfers between funds	(19,424,482)	(1,133,926)	(1,651,216)	(99,463)	(2,038,455)	(191,551)	(633,983)	3,759
Redemptions (note 3)	(1,161,756)	(4,085,991)	(124,719)	(295,926)	(171,915)	(469,649)	(6,438)	(70,267)
Annuity benefits	(5,074)	(9,663)	(157)	(293)	-	-	-	-
Contract maintenance charges (note 2)	(7,185)	(13,018)	(1,452)	(1,817)	(751)	(2,549)	(34)	(158)
Contingent deferred sales charges (note 2)	(2,105)	(3,058)	(61)	(166)	(716)	(6,627)	(178)	(273)
Adjustments to maintain reserves	(2,027)	354	(131)	(242)	(20)	(28)	(13)	(66)

Net equity transactions	(20,607,260)	(5,244,704)	(1,777,736)	(397,907)	(2,173,173)	(162,396)	(637,128)	(49,944)

Net change in contract owners’ equity	(18,528,573)	(19,845,858)	(1,407,431)	(1,779,253)	(2,218,666)	(1,070,613)	(641,766)	(488,575)
Contract owners’ equity beginning of period	18,528,573	38,374,431	1,407,431	3,186,684	2,218,666	3,289,279	641,766	1,130,341

Contract owners’ equity end of period	$-	18,528,573	-	1,407,431	-	2,218,666	-	641,766

CHANGES IN UNITS:
Beginning units	1,761,884	2,123,568	184,626	219,613	243,504	265,247	85,778	90,603
Units purchased	-	-	-	-	27,484	100,214	1,648	7,443
Units redeemed	(1,761,884)	(361,684)	(184,626)	(34,987)	(270,988)	(121,957)	(87,426)	(12,268)

Ending units	-	1,761,884	-	184,626	-	243,504	-	85,778

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	VFLV2		MBVAG2		MBVCG2		SGRF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(631)	(2,425)	(610)	(3,103)	(494)	1,513	(19,446)	(123,059)
Realized gain (loss) on investments	(618,233)	(35,752)	(166,434)	(9,530)	(60,514)	(455)	(3,260,173)	(85,726)
Change in unrealized gain (loss) on investments	544,112	(612,992)	139,766	(153,303)	44,039	(45,297)	3,428,292	(5,035,578)
Reinvested capital gains	-	-	-	27,030	-	5,733	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(74,752)	(651,169)	(27,278)	(138,906)	(16,969)	(38,506)	148,673	(5,244,363)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,982	35,992	150	600	(1,693)	-	80,187	612,424
Transfers between funds	(761,228)	30,223	(138,737)	(111,280)	(177,764)	145,955	(5,012,035)	(2,909,573)
Redemptions (note 3)	(80,405)	(114,095)	(548)	(13,080)	(2,494)	(507)	(273,144)	(1,243,542)
Annuity benefits	-	-	-	-	-	-	(557)	(2,902)
Contract maintenance charges (note 2)	(99)	(371)	(60)	(67)	-	(11)	(1,369)	(4,717)
Contingent deferred sales charges (note 2)	(142)	(1,047)	-	-	-	(3)	(2,330)	(9,344)
Adjustments to maintain reserves	(18)	66	12	(21)	(4)	(4)	(4,350)	285

Net equity transactions	(837,910)	(49,232)	(139,183)	(123,848)	(181,955)	145,430	(5,213,598)	(3,557,369)

Net change in contract owners’ equity	(912,662)	(700,401)	(166,461)	(262,754)	(198,924)	106,924	(5,064,925)	(8,801,732)
Contract owners’ equity beginning of period	912,662	1,613,063	166,461	429,215	198,924	92,000	5,064,925	13,866,657

Contract owners’ equity end of period	$-	912,662	-	166,461	-	198,924	-	5,064,925

CHANGES IN UNITS:
Beginning units	105,574	111,241	22,130	33,329	22,506	8,194	1,380,783	2,013,233
Units purchased	5,695	11,553	23	1,612	4,397	15,171	86,728	336,292
Units redeemed	(111,269)	(17,220)	(22,153)	(12,811)	(26,903)	(859)	(1,467,511)	(968,742)

Ending units	-	105,574	-	22,130	-	22,506	-	1,380,783

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SGRF2		JPMCVP		PISVP1

	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(91,071)	(2,479,111)	110,879	(18,465)	4,058	(3,653)
Realized gain (loss) on investments	(10,460,572)	(18,926,375)	(3,380,741)	(282,010)	(861,598)	(92,857)
Change in unrealized gain (loss) on investments	11,179,144	(29,421,175)	3,002,269	(4,220,454)	807,528	(490,494)
Reinvested capital gains	-	-	12,024	757,541	-	153,345

Net increase (decrease) in contract owners’ equity resulting from operations	627,501	(50,826,661)	(255,569)	(3,763,388)	(50,012)	(433,659)

Equity transactions:
Purchase payments received from contract owners (note 3)	544,446	27,669,502	(17)	2,388	-	266
Transfers between funds	(18,955,609)	(238,033,667)	(5,708,844)	(1,897,401)	(586,886)	(67,029)
Redemptions (note 3)	(948,937)	(7,438,982)	(199,390)	(1,524,694)	(9,064)	(27,061)
Annuity benefits	-	-	-	-	-	-
Contract maintenance charges (note 2)	(7,599)	(246,501)	(1,034)	(3,944)	(82)	(56)
Contingent deferred sales charges (note 2)	(12,302)	(157,220)	(13)	(3,168)	-	-
Adjustments to maintain reserves	1,218	(768)	(49)	(107)	2	(10)

Net equity transactions	(19,378,783)	(218,207,636)	(5,909,347)	(3,426,926)	(596,030)	(93,890)

Net change in contract owners’ equity	(18,751,282)	(269,034,297)	(6,164,916)	(7,190,314)	(646,042)	(527,549)
Contract owners’ equity beginning of period	18,751,282	287,785,579	6,164,916	13,355,230	646,042	1,173,591

Contract owners’ equity end of period	$-	18,751,282	-	6,164,916	-	646,042

CHANGES IN UNITS:
Beginning units	2,006,297	16,359,805	654,300	934,069	105,733	117,897
Units purchased	188,149	4,189,570	-	3	1,946	782
Units redeemed	(2,194,446)	(18,543,078)	(654,300)	(279,772)	(107,679)	(12,946)

Ending units	-	2,006,297	-	654,300	-	105,733

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 and 2008

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ALGER AMERICAN FUNDS

Balanced Portfolio - Class S Shares (ALBS)

MidCap Growth Portfolio - Class S Shares (ALMCS)

AMERICAN FUNDS GROUP (THE)

Growth Fund - Class 1 (AFGF)

High-Income Bond Fund - Class 1 (AFHY)

U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)

BB&T FUNDS

Capital Manager Equity VIF (BBCMAG)*

Large Cap VIF (BBGI)*

Mid Cap Growth VIF (BBCA)*

BLACKROCK FUNDS

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)

U.S. Equity Flex I Portfolio (WSCP)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)*

Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)

JPMorgan Insurance Trust Balanced Portfolio 1 (OGAA)*

JPMorgan Insurance Trust Core Bond Portfolio 1 (OGBDP)*

JPMorgan Insurance Trust Equity Index Portfolio 1 (OGEI)*

JPMorgan Insurance Trust Intrepid Growth Portfolio - Class 1 (OGLG)*

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (OGDMP)*

JPMorgan Insurance Trust U.S. Equity Portfolio 1 (OGDEP)*

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)*

Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Service Class (MIGSC)

Value Series - Service Class (MVFSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Core Plus Fixed Income Portfolio - Class II (MSVF2)

Emerging Markets Debt Portfolio - Class I (MSEM)

Emerging Markets Debt Portfolio - Class II (MSEMB)

U.S. Real Estate Portfolio - Class I (MSVRE)

U.S. Real Estate Portfolio - Class II (MSVREB)

MTB GROUP OF FUNDS

Managed Allocation Fund - Moderate Growth II (VFMG2)

NATIONWIDE FUNDS GROUP

AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

Gartmore NVIT Emerging Markets Fund - Class I (GEM)

Gartmore NVIT Emerging Markets Fund - Class II (GEM2)

Gartmore NVIT Emerging Markets Fund - Class III (GEM3)

Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)

Gartmore NVIT Global Utilities Fund - Class II (GVGU2)

Gartmore NVIT Global Utilities Fund - Class III (GVGU)

Gartmore NVIT International Equity Fund - Class I (GIG)

Gartmore NVIT International Equity Fund - Class III (GIG3)

Gartmore NVIT International Equity Fund - Class VI (NVIE6)

Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)

Gartmore NVIT Worldwide Leaders Fund - Class VI (NVGWL6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Fund - Class I (TRF)

NVIT Fund - Class II (TRF2)

NVIT Global Financial Services Fund - Class II (GVGF2)

NVIT Global Financial Services Fund - Class III (GVGFS)

NVIT Government Bond Fund - Class I (GBF)

NVIT Growth Fund - Class I (CAF)

NVIT Health Sciences Fund - Class II (GVGH2)

NVIT Health Sciences Fund - Class III (GVGHS)

NVIT Health Sciences Fund - Class VI (GVGH6)

NVIT International Index Fund - Class VIII (GVIX8)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Leaders Fund - Class III (GVUSL)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Technology & Communications Fund - Class I (GGTC)

NVIT Technology & Communications Fund - Class II (GGTC2)

NVIT Technology & Communications Fund - Class III (GGTC3)

NVIT Technology & Communications Fund - Class VI (GGTC6)

NVIT U.S. Growth Leaders Fund - Class II (GVUG2)

NVIT U.S. Growth Leaders Fund - Class III (GVUGL)

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)

Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Van Kampen NVIT Comstock Value Fund - Class II (EIF2)

Van Kampen NVIT Real Estate Fund - Class I (NVRE1)

Van Kampen NVIT Real Estate Fund - Class II (NVRE2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

PIMCO FUNDS

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Portfolios of the AIM Variable Insurance Funds

V.I. Basic Value Fund - Series II (AVBV2)

V.I. Capital Appreciation Fund - Series II (AVCA2)

V.I. Capital Development Fund - Series II (AVCD2)

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc.

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

Portfolios of the American Century Variable Portfolios, Inc.

Money Market Portfolio(TM) (CHSMM)

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP International Fund - Class II (ACVI2)*

VP International Fund - Class III (ACVI3)

VP International Fund - Class IV (ACVI4)*

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Ultra(R) Fund - Class II (ACVU2)

VP Value Fund - Class I (ACVV)

VP Value Fund - Class II (ACVV2)

VP Vista(SM) Fund - Class I (ACVVS1)

VP Vista(SM) Fund - Class II (ACVVS2)*

Portfolios of the Dreyfus Investment Portfolios

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Stock Index Fund, Inc. - Service Shares (DSIFS)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

Portfolios of the Dreyfus Variable Investment Fund

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)

Developing Leaders Portfolio - Service Shares (DVDLS)

Growth and Income Portfolio - Initial Shares (DGI)

Portfolios of the Federated Insurance Series

Capital Appreciation Fund II - Service Shares (FCA2S)

Clover Value Fund II - Service Shares (FALFS)

Market Opportunity Fund II - Service Shares (FVMOS)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

Portfolios of the Fidelity (R Variable Insurance Products Fund FidelityR)

Contrafund Portfolio - Service Class 2 (FC2)

Equity-Income Portfolio - Initial Class (FEIP)

Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)

High Income Portfolio - Initial Class (FHIP)

VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)

VIP Fund - Contrafund Portfolio - Initial Class (FCP)

VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)

VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)

VIP Fund - Growth Portfolio - Initial Class (FGP)

VIP Fund - Growth Portfolio - Service Class 2 (FG2)

VIP Fund - High Income Portfolio - Initial Class R (FHIPR)

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Fund - Overseas Portfolio - Initial Class (FOP)

VIP Fund - Overseas Portfolio - Initial Class R (FOPR)

VIP Fund - Overseas Portfolio - Service Class 2 (FO2)

VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

Portfolios of the Franklin Templeton Variable Insurance Products Trust

Franklin Income Securities Fund - Class 2 (FTVIS2)

Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)

Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Foreign Securities Fund - Class 3 (TIF3)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

Portfolios of the Neuberger Berman Advisers Management Trust

Growth Portfolio - I Class Shares (AMTG)

Guardian Portfolio - I Class Shares (AMGP)*

International Portfolio - S Class Shares (AMINS)

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)*

Partners Portfolio - I Class Shares (AMTP)

Regency Portfolio - S Class Shares (AMRS)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

Portfolios of the Oppenheimer Variable Account Funds

Balanced Fund/VA - Non-Service Shares (OVMS)

Capital Appreciation Fund/VA - Service Class (OVCAFS)

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Core Bond Fund/VA - Non-Service Shares (OVB)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Class 4 (OVGS4)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Global Securities Fund/VA - Service Class (OVGSS)

High Income Fund/VA - Class 3 (OVHI3)

High Income Fund/VA - Class 4 (OVHI4)

High Income Fund/VA - Non-Service Shares (OVHI)

High Income Fund/VA - Service Class (OVHIS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)

MidCap Fund/VA - Non-Service Shares (OVAG)

Portfolios of the Putnam Variable Trust

Putnam VT Growth and Income Fund - IB Shares (PVGIB)

Putnam VT International Equity Fund - IB Shares (PVTIGB)

Putnam VT Voyager Fund - IB Shares (PVTVB)

Portfolios of the Van Kampen - The Universal Institutional Funds, Inc.

Global Real Estate Portfolio - Class II (VKVGR2)*

Portfolios of the Victory Variable Insurance Funds

Diversified Stock Fund Class A Shares (VYDS)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)

Equity Income Portfolio - II (TREI2)

Limited-Term Bond Portfolio - II (TRLT2)

VAN ECK ASSOCIATES CORPORATION

Worldwide Insurance Trust - Worldwide Bond Fund - Class R1 (VWBFR)

Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)*

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)*

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)*

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative (WRPMCP)*

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Asset Allocation Fund (WFVAA)*

Advantage Funds Variable Trust - VT Discovery Fund (SVDF)

Advantage Funds Variable Trust - VT Large Company Growth Fund (WFVLCG)

Advantage Funds Variable Trust - VT Money Market Fund (WFVMM)

Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)

Advantage Funds Variable Trust - VT Small-Mid Cap Value Fund (WFVSMV)

Advantage Funds Variable Trust - VT Total Return Bond Fund (WFVTRB)

Z CLOSED FUNDS

International Equity Flex I Portfolio (obsolete) (WIEP)*

International Equity Flex II Portfolio (obsolete) (WVCP)*

Variable Contracts Trust - Small Cap Value VCT Portfolio - Class I Shares (obsolete) (PISVP1) *

Large Cap Growth Fund II (obsolete) (VFLG2)*

Large Cap Growth Fund II (obsolete) (VFLV2)*

Managed Allocation Fund - Aggressive Growth II (obsolete) (MBVAG2)*

Managed Allocation Fund - Conservative Growth II (obsolete) (MBVCG2)*

NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)*

Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)*

J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)*

*	At December 31, 2009, contract owners were not invested in the fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2009 of such funds, which represents fair value. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For BOA IV contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of purchase payments or the amount redeemed. For America’s Vision, America’s Future II, All American Gold, Future Venue, Choice Venue II and for BOA IV contracts issued on or after December 15, 1988, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years this charge is 0%. For Achiever contracts, this charge will not exceed 8% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 8 years this charge is 0%. For Elite Venue and Nationwide Destination L contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 4 years this charge is 0%. No contingent deferred sales charge is deducted on NEBA, Nationwide Destination C (formerly Exclusive Venue), Income Architect or Schwab contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

The Company may deduct a contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option tables on the following two pages illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - II Options	BOA IV	America’s Vision	NEBA	Schwab Custom Solutions	Schwab Income Choice
Variable Account Charges - Recurring	1.30%	1.40%	0.80%	0.95%	0.65%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced	-	-	-	0.10%	0.20%
Combination Enhanced	-	-	-	0.40%	-
Return of Premium					0.10%
Beneficiary Protector II Option	-	-	-	0.35%	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Spousal Continuation Benefit Option	-	-	-	-	0.30%
Capital Preservation and Income Options:
Capital Preservation Plus Option	-	-	-	0.50%	-
Lifetime Income Option
5% Lifetime Income Option (New York)	-	-	-	-	1.00%(13)
7% Lifetime Income Option (Non-New York)	-	-	-	-	1.00%(14)

Maximum Variable Account Charges*	1.30%	1.40%	0.80%	2.20%	2.15%

Nationwide Variable Account - II Options	America’s Future II	All American Gold	Achiever	Income Architect
Variable Account Charges - Recurring	1.15%	1.15%	1.55%	0.40%
CDSC Options:
Four Year CDSC	0.30%	0.50%	0.20%	-
No CDSC	0.35%	0.55%	0.25%	-
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.20%(2)	0.20%(2)	-	-
One-Year Enhanced	0.10%(4)	0.10%(4)	-	-
One-Month Enhanced	-	0.35%(2)	0.20%(2)	-
Combination Enhanced II	-	-	0.45%(12)	-
Combination Enhanced	-	0.40%(5)	0.30%(5)	-
Beneficiary Protector II Option	-	0.35%	0.35%	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%	1.00%	1.00%	-
Capital Preservation Plus Option	0.50%(17)	0.50%(17)	0.50%(17)	-
Lifetime Income Option
5% Lifetime Income Option (New York)	1.00%(13)	1.00%(13)	1.00%(13)	-
7% Lifetime Income Option (Non-New York)	1.00%(14)	1.00%(14)	1.00%(14)	-
10% Lifetime Income Option	1.20%(15)	1.20%(15)	1.20%(15)	-
Spousal Continuation Benefit Option
5% Spousal Continuation Benefit (New York)	0.15%	0.15%	0.15%	-
7% Spousal Continuation Benefit (Non-New York)	0.15%	0.15%	0.15%	-
10% Spousal Continuation Benefit (Non-New York)	0.30%(16)	0.30%(16)	0.30%(16)	-
Guaranteed Lifetime Withdrawal Fee	-	-	-	0.60%(18)
Spousal Continuation Benefit Option	-	-	-	0.10%(18)
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.30%	0.45%(17)	0.10%	-
4% Extra Value Credit Option	0.40%	-	0.25%	-
5% Extra Value Credit Option	-	0.70%(17)	0.45%(10)	-
5% Extra Value Credit Option	-	-	0.55%(11)	-

Maximum Variable Account Charges*	3.55%	4.60%(1)	4.60%(1)	1.10%(1)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

Nationwide Variable Account - II Options	Future Venue	Destination C	Destination L	Elite Venue	Choice Venue II
Variable Account Charges - Recurring	1.10%	1.60%	1.75%	1.75%	1.50%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.15% (3)	-	-	-	-
One-Year Enhanced	0.10% (4)	-	0.20%	-	-
One-Month Enhanced II	0.35% (3)	0.20% (2)	-	0.20% (2)	0.20% (2)
One-Month Enhanced	0.30% (6)	0.20% (6)	0.35%	0.20% (6)	0.20% (6)
Combination Enhanced II	0.45% (3)	0.35% (2)	-	0.35% (2)	0.35% (2)
Combination Enhanced	0.40% (7)	0.30% (7)	0.45%	0.30% (7)	0.30% (7)
Return of Premium
Spousal Protection Annuity Option - Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse
Spousal Protection Annuity Option II	0.20% (3)	-	-	-	-
Spousal Protection Annuity Option	0.10% (8)	0.20%	-	0.20%	0.20%
Beneficiary Protector II Option	0.35%	0.35%	0.35%	0.35%	0.35%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%	-	1.00% (17)	1.00%	1.00%
Capital Preservation Plus Option	0.50% (17)	0.50% (17)	-	0.50% (17)	0.50% (17)
Lifetime Income Option
5% Lifetime Income Option (New York)	1.00% (13)	-	1.00% (13)	1.00% (13)	1.00% (13)
7% Lifetime Income Option (Non-New York)	1.00% (14)	-	-	1.00% (14)	1.00% (14)
10% Lifetime Income Option	1.20% (15)	-	1.20% (15)	1.20% (15)	1.20% (15)
Spousal Continuation Benefit Option
5% Spousal Continuation Benefit (New York)	0.15%	-	0.15%	0.15%	0.15%
7% Spousal Continuation Benefit (Non-New York)	0.15%	-	-	0.15%	0.15%
10% Spousal Continuation Benefit (Non-New York)	0.30% (16)	-	0.30% (16)	0.30% (16)	0.30% (16)
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.45%	-	-	-	-

Maximum Variable Account Charges*	4.05% (1)	3.00%	4.05% (1)	4.15% (1)	3.90% (1)
(*)	The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
(1)	The total variable account charges associated with this product may be higher or lower than this amount, depending on whether the Current Income Benefit Base or Guaranteed Lifetime Withdrawal Base is higher or lower than the daily net assets. For purposes of this table, the Company assumes the Current Income Benefit Base or Guaranteed Lifetime Withdrawal Base is equal to the daily net assets.
(2)	Available beginning May 1, 2004 or a later date if state law requires
(3)	Available beginning September 1, 2004 or a later date if state law requires
(4)	Available until state approval is received for the One-Year Enhanced Death Benefit II Option
(5)	Available until state approval is received for the One-Month Enhanced Death Benefit Option
(6)	Available until state approval is received for the One-Month Enhanced Death Benefit II Option
(7)	Available until state approval is received for the Combination Enhanced Death Benefit II Option
(8)	Available until state approval is received for the Spousal Protection Annuity II Option
(9)	Available until state approval is received for the 5% Extra Value Option
(10)	Non-NY residents
(11)	NY residents
(12)	Available beginning May 1, 2007 or a later date if state law requires
(13)	Currently, the charge associated with the 5% Lifetime Income Option is equal to 0.60% of the current income base and is assessed through the reduction of units.
(14)	Currently, the charge associated with the 7% Lifetime Income Option is equal to 0.70% of the current income base and is assessed through the reduction of units.
(15)	Currently, the charge associated with the 10% Lifetime Income Option is equal to 0.75% of the current income base and is assessed through the reduction of units.
(16)	Currently, the charge associated with the 10% Spousal Continuation Benefit is equal to 0.20% of the current income base and is assessed through the reduction of units.
(17)	No longer available.
(18)	This charge is a percentage of the Guaranteed Lifetime Withdrawal Base.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2009.

	Total	ALBS	ALMCS	AFGF	AFHY	AFGC	MLVGA3	CSIEF3

0.45%	$306	$-	$-	$-	$-	$-	$-	$-
0.65%	16,872	-	-	-	-	-	-	-
0.75%	66,225	-	-	-	-	-	301	-
0.8%	174,125	-	-	-	-	-	5	2
0.85%	154,732	-	-	-	-	-	8	-
0.9%	31	-	-	-	-	-	1	-
0.95%	324,714	735	868	-	-	-	43	-
1.05%	310,653	1,202	2,153	-	-	-	46	-
1.1%	3,369,420	-	-	-	-	-	1,535	-
1.15%	24,246,992	-	-	-	-	-	5,171	-
1.2%	252,502	-	-	-	-	-	26	-
1.25%	3,066,043	-	-	-	-	-	8,089	-
1.3%	40,850,827	-	-	123,183	18,720	19,040	12,401	851
1.35%	5,974,507	-	43	-	-	-	3,619	-
1.4%	17,718,649	-	-	-	-	-	4,756	380
1.45%	4,998,445	91	581	-	-	-	2,884	-
1.5%	4,129,236	-	-	-	-	-	13,968	-
1.55%	22,686,094	-	-	-	-	-	12,412	-
1.6%	1,286,647	-	-	-	-	-	3,163	-
1.65%	9,297,347	-	-	-	-	-	3,469	-
1.7%	2,935,539	-	-	-	-	-	2,248	-
1.75%	44,471,654	-	-	-	-	-	18,970	-
1.8%	7,158,080	-	-	-	-	-	6,530	-
1.85%	3,203,612	-	-	-	-	-	836	-
1.9%	2,735,559	-	-	-	-	-	80	-
1.95%	6,836,870	-	-	-	-	-	5,970	-
2%	14,740,395	-	-	-	-	-	3,375	-
2.05%	3,614,322	-	-	-	-	-	11	-
2.1%	3,985,498	-	-	-	-	-	2,054	-
2.15%	10,141,135	-	-	-	-	-	1,130	-
2.2%	4,084,814	-	-	-	-	-	581	-
2.25%	6,493,149	-	-	-	-	-	36	-
2.3%	2,237,938	-	-	-	-	-	1,085	-
2.35%	26,324,774	-	-	-	-	-	3,716	-
2.4%	3,118,875	-	-	-	-	-	578	-
2.45%	1,748,115	-	-	-	-	-	232	-
2.5%	6,768,505	-	-	-	-	-	-	-
2.55%	2,477,170	-	-	-	-	-	-	-
2.6%	1,235,218	-	-	-	-	-	-	-
2.65%	190,321	-	-	-	-	-	5	-
2.7%	980,761	-	-	-	-	-	-	-
2.75%	241,888	-	-	-	-	-	-	-
2.8%	281,248	-	-	-	-	-	-	-
2.85%	130,139	-	-	-	-	-	-	-
2.9%	192,417	-	-	-	-	-	-	-
2.95%	105,579	-	-	-	-	-	-	-
3%	54,147	-	-	-	-	-	-	-
3.05%	44,874	-	-	-	-	-	-	-
3.1%	30,890	-	-	-	-	-	-	-
3.15%	399	-	-	-	-	-	-	-
3.2%	2,530	-	-	-	-	-	-	-
3.25%	11,242	-	-	-	-	-	-	-
3.3%	532	-	-	-	-	-	-	-

Totals	$295,502,556	$2,028	$3,645	$123,183	$18,720	$19,040	$119,334	$1,233

	WSCP	JPMMV1	JABS	JACAS	JAGTS2	JAGTS	JARLCS	JAIGS2

0.45%	$-	$-	$-	$2	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	100
0.75%	-	-	-	48	-	-	-	1,303
0.8%	1,341	21	-	2,029	109	37	2	4,539
0.85%	-	-	-	2,440	-	-	-	4,593
0.9%	-	-	-	-	-	-	-	-
0.95%	-	-	9,899	7,693	-	-	1,133	17,533
1.05%	-	-	17,467	8,742	-	-	2,128	15,626
1.1%	-	-	417	5,649	-	-	380	18,322
1.15%	-	-	19,354	104,033	-	-	2,853	239,460
1.2%	-	-	188	92	-	-	55	1,052
1.25%	-	-	10,839	15,329	-	-	362	26,869
1.3%	287,901	37,590	209	267,893	41,677	16,857	624	461,522
1.35%	-	-	50	51,132	-	-	866	75,624
1.4%	135,185	14,739	1,685	82,993	10,145	9,927	95	115,154
1.45%	-	-	7,631	31,802	-	-	368	45,439
1.5%	-	-	8,398	15,688	-	-	1,896	31,570
1.55%	-	-	33,881	120,694	-	-	2,875	243,933
1.6%	-	-	4,360	7,352	-	-	53	14,541
1.65%	-	-	14,758	59,498	-	-	890	81,186
1.7%	-	-	5,479	11,238	-	-	1,257	30,545
1.75%	-	-	5,848	152,510	-	-	6,214	376,247
1.8%	-	-	11,086	25,422	-	-	1,270	77,836
1.85%	-	-	1,047	13,088	-	-	393	16,323
1.9%	-	-	216	14,431	-	-	132	14,278
1.95%	-	-	3,336	21,902	-	-	952	57,334
2%	-	-	1,014	58,005	-	-	483	75,806
2.05%	-	-	5,801	9,508	-	-	269	14,036
2.1%	-	-	988	30,135	-	-	214	39,192
2.15%	-	-	368	24,320	-	-	1,337	89,416
2.2%	-	-	-	68,764	-	-	275	24,085
2.25%	-	-	1,476	7,305	-	-	1,466	9,348
2.3%	-	-	2,197	21,916	-	-	77	8,604
2.35%	-	-	3	44,435	-	-	2,759	74,840
2.4%	-	-	-	9,566	-	-	339	19,722
2.45%	-	-	3,102	3,679	-	-	425	11,294
2.5%	-	-	-	21,862	-	-	-	431
2.55%	-	-	-	4,625	-	-	-	10,602
2.6%	-	-	-	5,179	-	-	987	1,897
2.65%	-	-	-	443	-	-	-	862
2.7%	-	-	-	1,155	-	-	-	2,212
2.75%	-	-	-	712	-	-	5	839
2.8%	-	-	-	488	-	-	41	650
2.85%	-	-	-	75	-	-	-	95
2.9%	-	-	-	-	-	-	-	770
2.95%	-	-	-	58	-	-	-	180
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	134
3.1%	-	-	-	-	-	-	-	342
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	27
3.25%	-	-	-	-	-	-	-	4
3.3%	-	-	-	-	-	-	-	-

	$424,427	$52,350	$171,097	$1,333,930	$51,931	$26,821	$33,475	$2,356,317

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	JAIGS	MIGSC	MVFSC	MSVFI	MSVF2	MSEM	MSEMB	MSVRE

0.45%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	589	-	187	-	-	-
0.75%	-	-	2,275	-	890	-	-	-
0.8%	331	-	190	-	-	22	-	1,935
0.85%	-	-	5,416	-	1,548	-	-	-
0.9%	-	-	1	-	-	-	-	-
0.95%	98	131	1,080	-	4,140	-	-	-
1.05%	258	-	378	-	1,145	-	-	-
1.1%	71	607	48,400	-	14,787	-	352	-
1.15%	6,625	16,113	416,743	-	133,062	-	3,340	-
1.2%	-	1,301	3,646	-	982	-	-	-
1.25%	4,744	11,248	39,393	-	17,010	-	1,504	-
1.3%	52,596	235	95,100	22,020	1,426	41,154	-	263,787
1.35%	-	2,064	102,671	-	31,528	-	-	-
1.4%	26,874	2,333	75,659	10,512	17,163	16,885	357	122,421
1.45%	849	5,174	85,054	-	31,035	-	1,750	-
1.5%	908	19,584	79,425	-	46,373	-	4,067	-
1.55%	4,667	25,584	398,794	-	130,723	-	2,476	-
1.6%	2,007	2,982	18,200	-	5,925	-	156	-
1.65%	1,245	12,274	126,813	-	47,402	-	352	-
1.7%	2,497	5,460	60,608	-	28,174	-	327	-
1.75%	586	17,115	989,261	-	291,494	-	710	-
1.8%	3,115	12,642	128,923	-	47,853	-	1,219	-
1.85%	589	10,949	51,727	-	20,277	-	237	-
1.9%	-	2,485	26,562	-	4,228	-	271	-
1.95%	785	3,855	139,634	-	39,139	-	161	-
2%	-	7,958	311,103	-	144,720	-	1	-
2.05%	1,793	10,704	50,072	-	17,061	-	484	-
2.1%	759	6,380	72,748	-	14,627	-	736	-
2.15%	265	4,519	235,363	-	63,513	-	417	-
2.2%	-	1,638	65,657	-	30,175	-	-	-
2.25%	-	4,214	106,569	-	61,015	-	-	-
2.3%	-	3,758	24,725	-	7,617	-	-	-
2.35%	-	2,648	700,664	-	368,285	-	-	-
2.4%	-	331	66,681	-	20,824	-	-	-
2.45%	-	1,647	37,259	-	16,831	-	-	-
2.5%	-	564	27,751	-	9,501	-	-	-
2.55%	-	107	53,736	-	23,961	-	-	-
2.6%	-	101	37,085	-	19,496	-	-	-
2.65%	-	8	1,223	-	621	-	-	-
2.7%	-	197	14,434	-	5,168	-	-	-
2.75%	-	15	3,830	-	2,577	-	-	-
2.8%	-	22	1,773	-	689	-	-	-
2.85%	-	-	551	-	174	-	-	-
2.9%	-	-	3,516	-	1,508	-	-	-
2.95%	-	-	550	-	170	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	791	-	638	-	-	-
3.1%	-	-	517	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	41	-	-	-	-	-
3.25%	-	-	259	-	169	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$111,662	$196,947	$4,713,440	$32,532	$1,725,831	$58,061	$18,917	$388,143

	MSVREB	VFMG2	NVAGF3	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2

0.45%	$-	$-	$-	$-	$2	$65	$35	$1
0.65%	-	-	-	-	-	380	10	-
0.75%	-	-	-	-	-	862	346	688
0.8%	-	-	-	-	-	514	405	620
0.85%	-	-	-	-	-	-	-	-
0.9%	-	-	-	-	-	-	1	-
0.95%	2,376	-	35	-	-	125	4,127	995
1.05%	591	-	46	-	-	5,400	4,494	2,095
1.1%	1,977	-	46	-	1,782	404,217	144,082	13,035
1.15%	61,388	26,165	876	-	2,787	1,754,717	528,542	121,286
1.2%	205	-	-	-	-	2,641	2,739	1,131
1.25%	11,392	22,255	587	-	94	140,490	43,683	17,595
1.3%	431	-	382	160	37	148,756	117,383	101,498
1.35%	16,381	2,588	52	-	495	358,596	103,957	49,995
1.4%	4,579	237	935	1	-	217,464	78,263	39,024
1.45%	16,407	108	410	-	687	271,039	122,207	31,300
1.5%	11,643	-	145	-	161	234,118	72,970	34,921
1.55%	62,270	210	1,263	-	3,314	1,683,272	545,277	121,009
1.6%	2,316	348	55	-	-	57,642	17,082	9,094
1.65%	15,528	2,323	367	-	4	383,109	131,953	35,215
1.7%	4,892	-	-	-	45	170,656	101,877	25,311
1.75%	29,272	7,111	776	-	5,925	3,407,830	1,038,339	193,317
1.8%	23,895	-	767	-	243	291,895	106,604	34,525
1.85%	6,485	935	270	-	22	144,688	71,301	10,649
1.9%	2,316	410	-	-	4	111,274	101,889	8,606
1.95%	5,643	1,456	386	-	747	451,345	123,046	21,354
2%	10,179	32	60	-	1,026	625,460	170,258	35,028
2.05%	3,628	-	-	-	620	126,005	120,685	7,610
2.1%	7,011	-	-	-	460	199,595	65,717	16,443
2.15%	2,735	-	426	-	37	291,054	214,240	10,870
2.2%	5,668	554	-	-	123	213,401	118,355	7,003
2.25%	1,054	-	-	-	-	485,611	477,861	6,308
2.3%	1,890	-	-	-	2,279	138,058	113,340	6,898
2.35%	287	109	-	-	142	1,156,330	1,074,134	19,791
2.4%	680	-	21	-	-	233,410	202,952	3,703
2.45%	1,394	-	-	-	12	85,032	59,156	1,071
2.5%	31	-	-	-	-	1,003,144	983,483	16,411
2.55%	332	-	-	-	-	110,500	93,483	1,562
2.6%	-	49	-	-	-	36,696	40,332	3,492
2.65%	46	-	-	-	-	16,307	15,193	653
2.7%	44	-	-	-	-	70,798	67,091	506
2.75%	-	-	-	-	7	14,691	13,889	162
2.8%	1,498	-	-	-	-	31,786	13,918	576
2.85%	-	-	-	-	-	18,796	19,175	-
2.9%	-	-	-	-	-	3,730	2,931	631
2.95%	-	-	-	-	-	12,923	12,621	101
3%	-	-	-	-	-	1,704	1,655	-
3.05%	-	-	-	-	-	4,073	3,952	106
3.1%	-	-	-	-	-	586	568	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	52	38

	$316,464	$64,890	$7,905	$161	$21,055	$15,120,785	$7,345,653	$1,012,227

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	GVAGR2	GVAGI2	HIBF	HIBF3	GEM	GEM2	GEM3	GEM6

0.45%	$3	$38	$-	$1	$-	$-	$-	$-
0.65%	-	11	-	-	-	-	-	-
0.75%	8	495	-	198	-	-	-	828
0.8%	1,552	295	-	322	41	-	2,026	-
0.85%	750	76	-	172	-	-	-	261
0.9%	-	-	-	-	-	-	-	-
0.95%	1,431	542	704	6,838	-	-	-	1,205
1.05%	1,595	662	69	3,582	-	-	-	2,279
1.1%	32,219	137,589	1,120	1,184	-	200	-	3,660
1.15%	198,978	442,968	18,351	143,319	-	5,945	-	122,285
1.2%	1,083	1,676	5,788	232	-	556	-	303
1.25%	21,244	34,098	10,378	15,659	-	1,504	-	13,233
1.3%	119,730	40,491	32	41,682	3,266	-	356,795	531
1.35%	72,674	95,185	5,621	30,799	-	-	-	29,154
1.4%	49,757	17,036	864	32,904	3,461	1,899	87,941	6,735
1.45%	40,484	83,219	5,664	38,313	-	888	-	28,923
1.5%	58,953	59,533	4,437	55,635	-	660	-	23,925
1.55%	235,496	489,409	24,748	110,962	-	4,935	-	111,909
1.6%	21,190	13,522	3,203	7,163	-	154	-	5,934
1.65%	59,188	95,502	13,641	44,643	-	1,233	-	29,789
1.7%	31,189	86,397	3,908	6,627	-	680	-	11,677
1.75%	351,328	950,445	7,690	71,988	-	799	-	71,876
1.8%	68,360	68,909	14,603	49,749	-	4,240	-	40,937
1.85%	22,041	56,439	9,407	16,142	-	1,920	-	11,775
1.9%	13,694	106,348	2,652	7,401	-	744	-	5,642
1.95%	45,810	113,146	341	7,212	-	805	-	18,899
2%	63,969	176,522	1,288	25,503	-	-	-	27,187
2.05%	7,656	113,590	1,016	4,763	-	132	-	2,459
2.1%	34,500	50,945	3,180	8,483	-	155	-	25,480
2.15%	31,456	211,982	1,343	2,591	-	851	-	9,553
2.2%	19,887	116,157	86	5,142	-	-	-	4,390
2.25%	16,967	492,582	-	4,487	-	448	-	3,236
2.3%	14,718	124,639	48	2,327	-	-	-	4,162
2.35%	47,594	1,110,162	533	3,582	-	-	-	2,432
2.4%	5,353	212,672	-	191	-	-	-	688
2.45%	3,814	58,540	-	8,508	-	388	-	11,701
2.5%	25,823	1,038,052	-	24	-	-	-	470
2.55%	3,551	97,896	-	1,317	-	-	-	1,566
2.6%	2,610	36,967	-	-	-	-	-	-
2.65%	2,345	17,729	-	509	-	-	-	718
2.7%	2,500	70,125	-	19	-	-	-	101
2.75%	276	13,053	-	534	-	-	-	456
2.8%	467	20,353	-	160	-	-	-	3,775
2.85%	577	19,645	-	-	-	-	-	-
2.9%	1,346	3,071	-	-	-	-	-	-
2.95%	61	13,464	-	-	-	-	-	-
3%	-	1,779	-	-	-	-	-	-
3.05%	296	4,253	-	-	-	-	-	-
3.1%	6	613	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	38	37	-	-	-	-	-	-

	$1,734,567	$6,898,859	$140,715	$760,867	$6,768	$29,136	$446,762	$640,134

	GVGU2	GVGU	GIG	GIG3	NVIE6	GEF3	NVGWL6	NVNMO1

0.45%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.8%	-	211	45	708	-	347	-	1,585
0.85%	-	-	-	-	-	-	-	-
0.9%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	128	-	-	-
1.05%	-	-	-	-	160	-	-	-
1.1%	-	-	-	-	1,482	-	148	-
1.15%	894	-	-	-	14,213	-	362	-
1.2%	-	-	-	-	-	-	-	-
1.25%	926	-	-	-	1,470	-	18	-
1.3%	-	37,367	168	180,945	536	21,468	17	322,457
1.35%	-	-	-	-	4,808	-	73	-
1.4%	31	12,718	583	98,865	1,014	9,132	-	187,959
1.45%	49	-	-	-	10,427	-	6	-
1.5%	53	-	-	-	4,993	-	178	-
1.55%	1,337	-	-	-	17,239	-	148	-
1.6%	-	-	-	-	1,853	-	133	-
1.65%	199	-	-	-	4,954	-	-	-
1.7%	151	-	-	-	3,921	-	-	-
1.75%	30	-	-	-	26,768	-	103	-
1.8%	963	-	-	-	3,623	-	47	-
1.85%	125	-	-	-	3,247	-	69	-
1.9%	-	-	-	-	2,333	-	-	-
1.95%	-	-	-	-	5,308	-	39	-
2%	-	-	-	-	4,902	-	64	-
2.05%	-	-	-	-	971	-	-	-
2.1%	538	-	-	-	3,035	-	176	-
2.15%	-	-	-	-	1,759	-	-	-
2.2%	-	-	-	-	1,778	-	4	-
2.25%	-	-	-	-	674	-	-	-
2.3%	-	-	-	-	2,529	-	626	-
2.35%	-	-	-	-	4,512	-	148	-
2.4%	-	-	-	-	489	-	-	-
2.45%	-	-	-	-	99	-	-	-
2.5%	-	-	-	-	2,422	-	14	-
2.55%	-	-	-	-	560	-	-	-
2.6%	-	-	-	-	363	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.7%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	379	-	-	-
2.8%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	3	-	-	-
2.9%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$5,296	$50,296	$796	$280,518	$132,952	$30,947	$2,373	$512,001

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2

0.45%	$-	$-	$-	$-	$2	$68	$2	$3
0.65%	-	-	773	-	3	51	-	1
0.75%	210	-	3,516	-	-	-	-	-
0.8%	-	1	-	29	6	508	-	-
0.85%	-	-	7,184	-	-	-	-	-
0.9%	-	-	-	-	-	21	-	-
0.95%	123	-	-	-	-	-	-	-
1.05%	207	-	-	-	-	-	-	-
1.1%	1,567	-	49,400	2,080	193,388	174,288	65,381	297,837
1.15%	5,538	-	421,589	11,640	275,586	621,244	272,125	671,149
1.2%	46	-	4,303	183	1,347	697	608	4,979
1.25%	1,503	-	24,761	5,297	28,851	55,585	21,817	61,377
1.3%	332	18,823	6,520	8,453	30,886	33,309	30,332	52,769
1.35%	3,358	-	91,981	909	59,270	183,663	51,125	122,171
1.4%	1,514	2,733	46,938	1,623	14,606	5,069	18,060	15,539
1.45%	1,912	-	61,866	1,083	44,253	65,708	110,891	104,624
1.5%	3,041	-	60,499	1,674	23,641	57,454	17,710	46,554
1.55%	10,653	-	381,858	23,762	322,221	474,039	241,926	592,990
1.6%	912	-	15,327	5,042	2,376	268	8,868	5,444
1.65%	15,524	-	121,511	1,489	91,267	72,633	82,010	153,558
1.7%	420	-	58,998	387	33,215	88,516	9,097	46,688
1.75%	17,069	-	1,122,482	17,894	579,070	1,168,073	427,550	1,150,938
1.8%	1,492	-	109,799	6,929	23,635	50,628	47,589	71,424
1.85%	1,394	-	38,578	186	70,638	118,280	21,464	40,413
1.9%	1,116	-	9,797	59	92,173	304,047	6,436	89,133
1.95%	7,591	-	146,065	5,485	53,439	149,560	68,676	144,786
2%	3,293	-	382,197	6,740	143,856	138,169	155,414	181,867
2.05%	591	-	44,505	631	55,847	41,589	5,287	20,064
2.1%	1,440	-	64,667	5,545	45,447	77,561	125,490	53,848
2.15%	2,894	-	293,693	114	105,865	113,190	3,832	59,244
2.2%	1,982	-	75,078	5,786	139,221	137,640	35,231	89,496
2.25%	315	-	131,551	-	188,496	34,598	24,062	3,965
2.3%	1,383	-	14,717	273	87,526	144,124	15,956	41,935
2.35%	1,628	-	931,713	1,810	654,038	141,519	40,215	60,273
2.4%	171	-	80,919	-	123,796	33,021	8,855	19,008
2.45%	407	-	45,172	86	74,689	31,110	4,715	8,369
2.5%	846	-	2,755	-	1,643,027	178,304	37,251	11,772
2.55%	553	-	71,464	686	49,497	42,127	10,190	17,044
2.6%	-	-	41,544	320	15,455	-	5,205	1,036
2.65%	915	-	1,858	-	1,580	-	1,066	1,822
2.7%	-	-	16,249	-	76,302	11,220	3,059	-
2.75%	24	-	4,802	-	8,175	-	-	3,205
2.8%	-	-	1,990	-	249	593	-	-
2.85%	-	-	663	-	15,495	6,039	902	1,551
2.9%	-	-	5,065	-	-	-	-	328
2.95%	-	-	699	-	4,032	3,212	668	3,864
3%	-	-	-	-	373	690	-	-
3.05%	-	-	520	-	2,802	-	777	-
3.1%	-	-	735	-	941	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	59	-	-	-	-	-
3.25%	-	-	362	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$91,964	$21,557	$4,996,722	$116,195	$5,376,582	$4,758,415	$1,979,842	$4,251,068

	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2	GVGF2

0.45%	$-	$8	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	503	-	-	720	-
0.75%	-	-	-	1,761	69	-	2,989	-
0.8%	49	7	66	-	141	20,251	-	-
0.85%	-	-	-	5,383	171	-	6,856	-
0.9%	-	1	-	-	-	-	-	-
0.95%	-	-	-	1,391	-	-	799	201
1.05%	-	-	-	1,357	17	-	1,547	-
1.1%	46,394	77,343	-	18,471	1,961	-	50,372	-
1.15%	405,313	193,778	-	130,232	9,360	-	451,097	1,992
1.2%	-	1,436	-	1,426	-	-	4,649	303
1.25%	19,006	24,232	-	10,096	743	-	27,695	1,300
1.3%	36,301	24,121	13,879	2,142	2,924	1,304,710	6,320	-
1.35%	82,361	35,415	-	36,473	1,341	-	103,864	-
1.4%	8,932	4,811	5,696	19,785	6,267	472,398	47,952	134
1.45%	58,537	28,170	-	20,247	3,036	-	64,512	403
1.5%	30,077	24,748	-	19,627	987	-	63,929	162
1.55%	355,634	227,282	-	107,555	14,953	-	421,046	881
1.6%	93	2,522	-	8,045	1,070	-	14,707	50
1.65%	106,665	46,206	-	40,654	9,355	-	128,141	199
1.7%	9,624	17,577	-	23,227	1,302	-	63,572	-
1.75%	679,743	308,061	-	324,814	14,298	-	1,182,230	38
1.8%	19,285	42,498	-	40,892	1,859	-	117,141	3,203
1.85%	31,062	19,553	-	16,490	4,166	-	42,868	57
1.9%	14,503	39,022	-	3,673	1,821	-	12,481	-
1.95%	56,789	29,466	-	40,226	5,646	-	154,487	14
2%	192,532	77,098	-	149,057	4,568	-	372,649	7
2.05%	11,898	3,862	-	16,486	274	-	47,455	-
2.1%	17,306	32,095	-	17,157	629	-	70,655	80
2.15%	34,919	26,117	-	84,258	3,398	-	312,762	6
2.2%	80,357	38,309	-	29,481	5,940	-	72,626	-
2.25%	714	25,578	-	66,102	1,037	-	118,348	-
2.3%	58,189	54,967	-	4,211	2,226	-	13,775	-
2.35%	27,741	33,212	-	411,109	3,452	-	888,521	-
2.4%	7,695	23,804	-	26,763	535	-	84,849	-
2.45%	8,036	1,958	-	21,484	31	-	42,416	-
2.5%	10,963	81,694	-	3,005	693	-	3,026	-
2.55%	735	5,142	-	29,069	48	-	70,749	-
2.6%	3,067	7,323	-	18,752	-	-	39,232	-
2.65%	-	1,964	-	618	-	-	1,851	-
2.7%	1,506	33,475	-	6,628	1,613	-	17,345	-
2.75%	-	1,105	-	2,574	-	-	5,419	-
2.8%	-	-	-	1,150	-	-	1,922	-
2.85%	-	4,742	-	269	-	-	725	-
2.9%	-	856	-	1,757	-	-	4,925	-
2.95%	-	19,909	-	150	-	-	738	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	157	-	-	515	-
3.1%	-	-	-	-	-	-	773	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	62	-
3.25%	-	-	-	188	-	-	316	-
3.3%	-	-	-	-	-	-	-	-

	$2,416,026	$1,619,467	$19,641	$1,764,895	$105,931	$1,797,359	$5,141,628	$9,030

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	GVGFS	GBF	CAF	GVGH2	GVGHS	GVGH6	GVIX8	GVIDA

0.45%	$-	$2	$-	$-	$-	$-	$1	$-
0.65%	-	1,035	-	-	-	-	-	-
0.75%	-	5,988	-	-	-	-	-	-
0.8%	222	3,943	4,483	-	109	-	26	3,459
0.85%	-	13,317	-	-	-	-	175	778
0.9%	-	-	-	-	-	-	-	-
0.95%	-	17,685	-	228	-	781	701	917
1.05%	-	13,087	-	-	-	965	1,285	1,526
1.1%	-	71,245	-	48	-	661	670	8,374
1.15%	-	902,627	-	2,438	-	29,760	16,957	206,757
1.2%	-	6,420	-	-	-	50	230	3,114
1.25%	-	92,318	-	3,673	-	4,434	605	38,013
1.3%	21,637	1,373,801	317,512	-	39,583	64	12,010	133,479
1.35%	-	207,605	-	-	-	6,883	4,374	55,899
1.4%	5,582	702,360	103,970	392	14,673	1,819	9,764	64,135
1.45%	-	185,627	-	643	-	6,948	4,236	37,559
1.5%	-	147,122	-	744	-	5,900	3,118	74,062
1.55%	-	769,564	-	2,651	-	36,579	15,092	157,212
1.6%	-	38,114	-	-	-	2,849	736	23,870
1.65%	-	307,019	-	973	-	18,624	2,069	484,567
1.7%	-	113,115	-	851	-	5,120	1,485	64,796
1.75%	-	1,597,274	-	304	-	21,202	16,649	848,913
1.8%	-	283,223	-	3,624	-	20,477	11,570	68,853
1.85%	-	85,055	-	1,250	-	4,372	779	123,893
1.9%	-	24,826	-	191	-	2,108	519	208,862
1.95%	-	200,557	-	16	-	2,098	3,604	261,743
2%	-	549,244	-	-	-	7,062	9,114	444,778
2.05%	-	71,956	-	245	-	1,129	687	344,183
2.1%	-	118,301	-	166	-	9,806	1,175	195,131
2.15%	-	377,377	-	8	-	871	2,108	424,645
2.2%	-	157,803	-	118	-	3,019	1,176	58,116
2.25%	-	193,900	-	-	-	19	584	645,356
2.3%	-	25,658	-	-	-	1,006	1,072	168,734
2.35%	-	1,243,485	-	-	-	390	3,055	810,641
2.4%	-	118,904	-	36	-	1,278	124	60,492
2.45%	-	62,401	-	-	-	2,305	171	155,671
2.5%	-	18,618	-	-	-	35	674	50,609
2.55%	-	95,463	-	-	-	68	-	167,776
2.6%	-	58,471	-	-	-	123	144	114,592
2.65%	-	9,740	-	-	-	110	-	23,980
2.7%	-	24,851	-	-	-	19	-	58,806
2.75%	-	23,731	-	-	-	131	136	7,041
2.8%	-	6,096	-	-	-	-	-	30,936
2.85%	-	791	-	-	-	-	-	2,508
2.9%	-	7,018	-	-	-	-	-	16,990
2.95%	-	894	-	-	-	-	-	1,417
3%	-	-	-	-	-	-	-	7,016
3.05%	-	625	-	-	-	-	-	6,242
3.1%	-	711	-	-	-	-	-	5,304
3.15%	-	-	-	-	-	-	-	-
3.2%	-	57	-	-	-	-	-	-
3.25%	-	488	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$27,441	$10,329,512	$425,965	$18,599	$54,365	$199,065	$126,875	$6,671,745

	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	GVUSL	MCIF

0.45%	$-	$23	$-	$1	$-	$10	$-	$1
0.65%	25	187	2,016	2,055	1,570	1,401	-	-
0.75%	80	1,118	979	4,669	1,130	3,460	-	-
0.8%	-	-	126	6,164	5,522	2,591	398	1,586
0.85%	37	-	-	6,250	1,687	2,611	-	69
0.9%	-	-	-	5	-	-	-	-
0.95%	-	-	2,042	8,713	7,011	3,399	-	943
1.05%	-	-	1,302	5,307	8,567	876	-	1,221
1.1%	24,831	29,000	61,249	325,425	153,389	102,709	-	3,154
1.15%	52,493	85,823	493,767	2,654,672	2,086,964	818,714	-	94,029
1.2%	-	-	12,784	21,636	42,110	5,324	-	1,231
1.25%	4,317	7,559	60,764	329,112	212,580	137,193	-	22,958
1.3%	3,720	3,474	114,721	452,516	341,302	128,815	28,754	340,187
1.35%	6,422	18,655	81,174	653,215	455,826	229,208	-	27,263
1.4%	246	399	139,302	482,048	336,049	164,900	5,540	112,868
1.45%	905	18,020	103,888	339,729	289,935	165,555	-	30,948
1.5%	2,542	9,306	58,794	345,380	229,445	109,560	-	15,456
1.55%	33,861	84,211	475,967	2,080,423	1,877,163	628,296	-	83,899
1.6%	1,103	2,583	16,522	167,006	79,849	47,616	-	8,025
1.65%	4,196	10,793	215,146	1,423,619	1,324,374	312,671	-	36,792
1.7%	120	917	24,687	292,403	203,697	56,440	-	11,476
1.75%	39,479	111,185	588,860	5,908,812	5,286,305	1,307,300	-	64,506
1.8%	961	4,133	283,935	632,639	444,320	308,437	-	31,971
1.85%	125	2,851	79,323	348,988	383,984	89,428	-	10,286
1.9%	4,977	355	69,337	395,883	359,478	143,145	-	6,198
1.95%	9,281	32,240	72,059	981,392	1,022,177	194,813	-	19,476
2%	8,816	13,376	318,018	3,620,843	1,029,120	686,864	-	33,280
2.05%	134	132	25,881	604,869	597,376	127,065	-	27,892
2.1%	8,904	10,321	67,209	395,853	482,413	70,760	-	8,018
2.15%	1,649	3,315	49,540	1,854,524	1,532,580	377,467	-	13,429
2.2%	1,573	982	97,005	680,498	258,535	117,312	-	9,074
2.25%	6,047	-	32,332	871,087	554,463	541,506	-	6,406
2.3%	3,211	410	28,148	218,494	276,076	55,985	-	8,034
2.35%	479	2,289	125,904	5,720,546	1,527,179	1,682,125	-	13,106
2.4%	622	-	20,072	442,812	255,665	205,577	-	2,700
2.45%	4	668	18,098	204,611	134,160	68,630	-	2,261
2.5%	12,616	-	40,886	520,949	164,662	338,333	-	5,256
2.55%	1,468	1,894	32,209	587,744	200,419	105,332	-	390
2.6%	991	-	13,112	202,341	98,440	29,248	-	196
2.65%	-	94	3,036	12,311	34,353	158	-	528
2.7%	24	-	3,819	198,014	70,374	68,647	-	407
2.75%	-	-	3,855	23,089	23,875	5,327	-	354
2.8%	-	-	1,756	17,765	20,743	10,980	-	4,054
2.85%	-	-	-	15,120	3,579	4,836	-	-
2.9%	-	-	634	46,072	36,893	7,944	-	-
2.95%	327	-	-	10,614	3,362	5,797	-	90
3%	-	-	-	2,095	27,950	10,230	-	-
3.05%	1,328	-	-	1,725	10,325	839	-	267
3.1%	-	-	-	9,765	4,910	-	-	-
3.15%	-	-	-	-	399	-	-	-
3.2%	-	-	-	-	-	1,880	-	-
3.25%	-	-	-	6,586	514	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$237,914	$456,313	$3,840,258	$34,136,389	$22,502,799	$9,487,314	$34,692	$1,060,285

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	SAM	NVMIG3	NVMIG6	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2

0.45%	$4	$-	$1	$-	$-	$1	$-	$-
0.65%	224	-	589	-	-	52	-	223
0.75%	1,486	-	2,723	-	-	275	-	945
0.8%	19,795	765	-	-	191	-	83	-
0.85%	1,813	-	5,748	-	-	540	-	2,075
0.9%	-	-	-	-	-	-	-	-
0.95%	13,010	-	427	464	-	3,315	-	198
1.05%	9,624	-	654	9	-	2,012	-	443
1.1%	66,473	-	41,902	-	-	15,216	-	13,413
1.15%	811,896	-	376,030	2,432	-	130,168	-	118,289
1.2%	2,221	-	3,828	-	-	1,468	-	1,577
1.25%	118,606	-	23,660	632	-	11,921	-	8,545
1.3%	2,626,348	172,432	5,035	-	78,188	2,556	13,804	1,675
1.35%	205,179	-	82,341	-	-	29,133	-	26,334
1.4%	1,356,887	77,182	40,382	448	34,400	10,984	4,145	13,073
1.45%	295,630	-	58,577	438	-	20,440	-	17,393
1.5%	303,215	-	51,320	708	-	21,892	-	17,293
1.55%	898,466	-	354,273	4,295	-	119,095	-	116,929
1.6%	70,603	-	10,990	187	-	5,030	-	4,182
1.65%	294,838	-	106,624	484	-	34,250	-	35,794
1.7%	102,808	-	50,300	80	-	18,829	-	18,724
1.75%	708,763	-	971,746	93	-	226,517	-	305,898
1.8%	521,821	-	99,964	863	-	32,208	-	33,821
1.85%	141,076	-	35,737	632	-	13,951	-	11,508
1.9%	56,229	-	8,866	401	-	8,967	-	3,481
1.95%	130,641	-	128,651	170	-	31,650	-	41,530
2%	375,287	-	307,722	-	-	63,719	-	95,799
2.05%	101,325	-	38,031	1,527	-	15,714	-	13,304
2.1%	138,730	-	60,542	590	-	17,988	-	21,204
2.15%	177,580	-	252,469	95	-	38,943	-	82,255
2.2%	149,827	-	59,959	-	-	13,261	-	18,439
2.25%	98,177	-	92,656	-	-	19,154	-	28,030
2.3%	49,297	-	10,996	-	-	11,651	-	4,844
2.35%	276,722	-	686,373	-	-	118,363	-	205,416
2.4%	41,890	-	68,052	-	-	10,289	-	21,392
2.45%	87,212	-	34,865	-	-	6,330	-	10,223
2.5%	42,936	-	2,766	-	-	11,150	-	3,909
2.55%	21,436	-	53,692	-	-	7,915	-	16,507
2.6%	20,501	-	29,564	-	-	5,881	-	8,953
2.65%	3,657	-	1,735	-	-	949	-	508
2.7%	4,149	-	12,656	-	-	2,189	-	3,966
2.75%	8,682	-	4,730	-	-	1,164	-	1,364
2.8%	8,651	-	1,578	-	-	1,382	-	563
2.85%	1,625	-	508	-	-	62	-	157
2.9%	1,472	-	4,066	-	-	1,330	-	1,258
2.95%	185	-	625	-	-	69	-	194
3%	-	-	-	-	-	-	-	-
3.05%	304	-	443	-	-	54	-	136
3.1%	-	-	788	-	-	83	-	260
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	63	-	-	6	-	20
3.25%	115	-	248	-	-	41	-	72
3.3%	15	-	-	-	-	27	-	-

	$10,367,431	$250,379	$4,185,495	$14,548	$112,779	$1,088,184	$18,032	$1,332,116

	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF	SCVF2

0.45%	$1	$-	$-	$1	$-	$1	$-	$-
0.65%	-	-	305	335	-	-	-	-
0.75%	157	-	1,369	1,598	-	-	-	-
0.8%	42	1,839	-	1,104	151	-	2,227	-
0.85%	-	-	2,894	3,265	-	-	-	273
0.9%	1	-	-	-	-	-	-	-
0.95%	297	-	1,835	3	-	152	-	790
1.05%	251	-	1,620	-	-	-	-	147
1.1%	2,769	-	24,784	25,062	-	742	-	1,223
1.15%	25,679	-	231,569	210,961	-	25,010	-	43,373
1.2%	684	-	2,113	2,099	-	15	-	361
1.25%	7,069	-	20,722	12,948	-	5,084	-	17,592
1.3%	7,864	818,037	2,558	660,787	53,459	107	325,466	98
1.35%	5,929	-	56,525	50,715	-	3,666	-	15,507
1.4%	5,283	178,399	22,111	226,617	11,648	2,503	125,491	2,989
1.45%	6,780	-	37,758	31,572	-	9,370	-	18,487
1.5%	9,317	-	34,998	28,424	-	6,148	-	6,894
1.55%	36,939	-	215,202	204,549	-	26,946	-	56,975
1.6%	2,277	-	6,773	6,058	-	1,678	-	3,150
1.65%	13,041	-	78,035	61,265	-	6,478	-	16,098
1.7%	6,388	-	31,168	29,660	-	4,732	-	4,780
1.75%	59,623	-	529,815	570,936	-	18,357	-	23,776
1.8%	20,433	-	60,962	54,999	-	7,288	-	25,364
1.85%	7,957	-	25,099	20,604	-	2,730	-	8,645
1.9%	1,466	-	9,951	5,701	-	1,845	-	6,350
1.95%	8,384	-	73,951	77,940	-	4,741	-	7,375
2%	12,310	-	163,722	167,743	-	3,441	-	24,952
2.05%	6,972	-	22,400	22,448	-	1,763	-	2,454
2.1%	3,837	-	33,965	35,436	-	1,945	-	5,362
2.15%	6,462	-	134,433	150,848	-	2,005	-	3,273
2.2%	3,065	-	33,344	33,778	-	938	-	2,167
2.25%	3,370	-	57,946	52,840	-	1,854	-	1,728
2.3%	3,094	-	8,403	6,942	-	563	-	3,581
2.35%	3,964	-	369,498	370,545	-	4,527	-	5,461
2.4%	956	-	37,493	40,153	-	614	-	394
2.45%	1,149	-	22,144	19,501	-	45	-	2,510
2.5%	8,229	-	6,776	6,006	-	2,001	-	968
2.55%	176	-	27,259	29,607	-	-	-	406
2.6%	570	-	17,964	15,675	-	117	-	165
2.65%	778	-	879	760	-	160	-	-
2.7%	273	-	6,778	6,934	-	-	-	245
2.75%	22	-	2,698	2,482	-	-	-	-
2.8%	44	-	1,340	832	-	-	-	10,185
2.85%	-	-	223	280	-	-	-	-
2.9%	-	-	2,209	2,268	-	-	-	21
2.95%	91	-	324	362	-	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	234	263	-	-	-	-
3.1%	-	-	403	463	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	32	36	-	-	-	-
3.25%	-	-	140	130	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$283,993	$998,275	$2,422,724	$3,253,535	$65,258	$147,566	$453,184	$324,119

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	SCF	SCF2	MSBF	NVSTB2	GGTC	GGTC2	GGTC3	GGTC6

0.45%	$-	$-	$3	$2	$-	$-	$-	$-
0.65%	-	1	-	-	-	-	-	-
0.75%	-	4	-	-	-	-	-	-
0.8%	5,617	-	134	110	5	-	208	-
0.85%	-	15	9	522	-	-	-	-
0.9%	-	-	-	-	-	-	-	-
0.95%	-	3,633	4,253	472	-	-	-	192
1.05%	-	1,910	4,151	778	-	-	-	352
1.1%	-	4,658	6,811	13,245	-	12	-	527
1.15%	-	105,134	87,511	85,618	-	2,227	-	17,570
1.2%	-	602	424	292	-	-	-	78
1.25%	-	29,874	22,722	5,274	-	1,734	-	2,724
1.3%	690,827	1,867	128,073	43,634	1,644	-	37,645	3
1.35%	-	45,782	26,677	17,503	-	-	-	4,990
1.4%	321,106	6,164	66,019	19,240	283	195	12,786	1,316
1.45%	-	32,696	45,076	26,001	-	196	-	4,424
1.5%	-	22,691	16,540	15,657	-	316	-	2,488
1.55%	-	74,368	85,754	75,262	-	802	-	21,929
1.6%	-	5,871	12,259	6,044	-	47	-	1,020
1.65%	-	31,343	37,591	18,974	-	404	-	22,341
1.7%	-	22,532	10,656	8,958	-	178	-	8,278
1.75%	-	63,878	113,364	117,029	-	181	-	11,785
1.8%	-	26,706	36,292	14,507	-	548	-	7,926
1.85%	-	8,075	14,487	14,580	-	288	-	2,111
1.9%	-	10,516	9,828	13,231	-	796	-	674
1.95%	-	11,696	21,935	16,308	-	555	-	6,449
2%	-	14,445	20,091	31,751	-	7	-	7,859
2.05%	-	5,665	10,118	12,288	-	56	-	353
2.1%	-	5,828	9,646	13,951	-	76	-	4,426
2.15%	-	7,603	10,256	11,952	-	360	-	2,784
2.2%	-	3,201	9,541	17,795	-	-	-	2,956
2.25%	-	1,683	14,527	11,102	-	-	-	412
2.3%	-	4,498	5,245	8,722	-	-	-	1,040
2.35%	-	7,515	52,489	32,479	-	-	-	1,172
2.4%	-	1,239	4,238	8,730	-	-	-	891
2.45%	-	418	5,766	6,745	-	329	-	1,097
2.5%	-	950	37,755	48,103	-	-	-	68
2.55%	-	959	1,166	2,945	-	-	-	432
2.6%	-	312	4,837	5,876	-	-	-	-
2.65%	-	16	-	2,035	-	-	-	72
2.7%	-	185	699	2,281	-	-	-	81
2.75%	-	14	697	1,931	-	-	-	488
2.8%	-	198	513	297	-	-	-	70
2.85%	-	290	1,423	559	-	-	-	-
2.9%	-	428	-	672	-	-	-	-
2.95%	-	100	145	133	-	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	1	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	1	-	-	-	-	-	-
3.3%	-	-	-	36	-	-	-	-

	$1,017,550	$565,565	$939,721	$733,624	$1,932	$9,307	$50,639	$141,378

	GVUG2	GVUGL	NVOLG1	NVOLG2	NVTIV3	EIF2	NVRE1	NVRE2

0.45%	$-	$-	$-	$-	$3	$1	$-	$-
0.65%	-	-	-	-	481	34	-	-
0.75%	-	-	-	-	1,882	474	-	79
0.8%	-	112	13	-	-	117	1,475	-
0.85%	-	-	-	-	4,399	849	-	-
0.9%	-	-	-	-	-	-	-	-
0.95%	134	-	-	-	-	281	-	2,131
1.05%	-	-	-	50	-	124	-	458
1.1%	363	-	-	383	28,062	17,037	-	1,501
1.15%	25,502	-	-	1,229	240,925	146,276	-	61,437
1.2%	589	-	-	-	2,275	1,581	-	159
1.25%	3,836	-	-	68	13,264	22,488	-	9,217
1.3%	-	24,135	601	105	14,029	46,836	201,369	333
1.35%	11,236	-	-	122	53,505	31,805	-	15,298
1.4%	1,133	8,365	690	77	26,013	24,462	91,275	3,329
1.45%	6,658	-	-	44	32,967	23,122	-	14,048
1.5%	8,964	-	-	113	31,342	52,963	-	10,884
1.55%	38,070	-	-	1,378	220,337	162,615	-	51,674
1.6%	3,205	-	-	39	5,946	10,980	-	2,377
1.65%	14,899	-	-	318	64,314	45,101	-	12,373
1.7%	3,581	-	-	20	31,882	36,977	-	4,353
1.75%	32,486	-	-	856	633,272	324,423	-	38,517
1.8%	17,600	-	-	41	58,606	52,487	-	21,421
1.85%	3,102	-	-	27	20,028	20,121	-	5,958
1.9%	4,063	-	-	59	5,270	10,077	-	1,915
1.95%	5,368	-	-	68	86,440	50,599	-	5,293
2%	6,448	-	-	114	189,373	89,200	-	6,979
2.05%	6,346	-	-	-	23,712	17,483	-	2,741
2.1%	3,053	-	-	-	40,226	33,230	-	6,883
2.15%	5,319	-	-	-	163,196	74,223	-	1,827
2.2%	4,449	-	-	131	36,971	24,814	-	4,659
2.25%	1,292	-	-	23	53,215	13,784	-	664
2.3%	450	-	-	-	8,936	13,340	-	2,119
2.35%	2,219	-	-	-	417,452	103,701	-	859
2.4%	1,863	-	-	-	43,525	17,250	-	1,249
2.45%	2,099	-	-	43	22,410	8,223	-	1,154
2.5%	2,707	-	-	-	1,197	13,135	-	75
2.55%	563	-	-	-	34,016	11,227	-	220
2.6%	321	-	-	-	17,523	3,916	-	-
2.65%	-	-	-	-	1,125	1,479	-	38
2.7%	242	-	-	-	7,785	2,194	-	36
2.75%	1	-	-	-	2,447	2,391	-	-
2.8%	177	-	-	-	986	1,220	-	150
2.85%	-	-	-	-	340	67	-	-
2.9%	28	-	-	-	2,581	888	-	-
2.95%	84	-	-	-	395	320	-	-
3%	-	-	-	-	-	113	-	-
3.05%	-	-	-	-	283	88	-	-
3.1%	-	-	-	-	517	281	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	41	22	-	-
3.25%	-	-	-	-	144	13	-	-
3.3%	-	-	-	-	-	-	-	-

	$218,450	$32,612	$1,304	$5,308	$2,643,638	$1,514,432	$294,119	$292,408

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	AMTB	PMVFAD	PMVLAD	AVBV2	AVCA2	AVCD2	ALVGIB	ALVSVB

0.45%	$-	$-	$2	$-	$-	$-	$-	$-
0.65%	678	-	189	-	-	-	-	-
0.75%	4,558	79	862	-	-	-	-	-
0.8%	241	41	16	5	104	111	-	36
0.85%	7,437	100	1,973	-	-	-	-	-
0.9%	-	-	-	-	-	-	-	-
0.95%	6,865	-	2,418	390	779	1,029	2,166	1,047
1.05%	1,071	-	434	85	1,421	142	1,697	1,703
1.1%	45,547	317	12,848	1,341	548	1,638	432	4,504
1.15%	374,157	11,508	94,519	24,687	11,552	24,378	12,079	21,068
1.2%	4,202	25	761	933	-	303	694	320
1.25%	34,060	759	7,783	8,448	2,984	7,947	13,155	5,907
1.3%	306,772	2,713	16,775	6,013	3,450	6,946	1,391	7,332
1.35%	74,423	1,077	20,897	5,288	1,179	6,846	64	3,980
1.4%	195,600	1,503	19,676	4,868	2,489	4,497	1,524	5,500
1.45%	79,974	735	15,304	7,321	2,844	8,543	11,607	6,418
1.5%	68,193	859	16,055	10,950	5,668	6,410	11,270	6,810
1.55%	375,464	5,715	96,983	32,984	14,126	28,195	19,560	32,542
1.6%	10,197	248	5,702	2,442	996	2,517	2,885	1,329
1.65%	139,733	704	28,759	14,777	3,977	10,673	8,930	13,539
1.7%	61,493	40	12,189	9,051	4,362	4,204	3,248	9,673
1.75%	805,165	2,551	238,263	22,838	13,976	36,933	8,202	26,460
1.8%	140,918	813	23,558	23,025	5,896	8,758	15,848	19,000
1.85%	48,133	60	8,950	7,478	4,857	4,605	1,369	4,255
1.9%	21,988	43	6,034	1,633	4,050	2,426	3,100	2,682
1.95%	104,076	720	36,282	5,341	3,012	11,963	2,341	8,033
2%	388,105	1,973	72,121	8,088	4,527	7,690	1,702	8,115
2.05%	50,648	141	9,616	8,364	5,052	7,452	2,338	1,766
2.1%	55,233	592	13,827	3,947	2,301	14,787	2,490	2,398
2.15%	189,465	2	55,658	7,391	4,317	14,474	1,655	5,903
2.2%	90,276	752	28,303	1,270	414	3,123	47	1,249
2.25%	155,299	-	23,129	4,804	3,153	2,422	754	1,417
2.3%	16,874	70	4,479	2,303	1,496	6,694	2,385	6,472
2.35%	916,232	-	162,942	4,265	5,069	10,448	20	5,546
2.4%	63,894	94	15,348	1,183	1,080	2,518	584	2,244
2.45%	45,921	36	12,913	940	808	3,655	-	525
2.5%	16,712	-	740	472	1,678	6,415	-	6,756
2.55%	61,204	-	12,254	140	287	2,323	83	420
2.6%	42,393	-	6,960	1,072	1,001	140	511	1,363
2.65%	2,209	-	749	88	-	3	-	3
2.7%	14,830	-	2,815	134	96	236	-	230
2.75%	10,583	-	1,166	3	-	2,198	-	488
2.8%	17,477	-	346	61	385	-	133	187
2.85%	1,075	-	111	-	13	486	-	3
2.9%	3,814	-	909	-	-	-	-	34
2.95%	453	-	138	115	651	337	-	-
3%	-	-	-	-	-	66	-	-
3.05%	629	-	100	-	-	-	-	-
3.1%	78	-	164	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	6	-	13	-	-	-	-	-
3.25%	388	-	62	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$5,054,743	$34,270	$1,092,095	$234,538	$120,598	$264,531	$134,264	$227,257

	CHSMM	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI2

0.45%	$-	$-	$-	$-	$-	$3	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	2,146	-	-	-	-	579	-	-
0.8%	-	1,342	847	278	-	1,428	662	-
0.85%	22,545	-	-	-	-	6,041	-	-
0.9%	-	-	-	-	-	-	-	-
0.95%	86,288	-	-	-	4,190	11,047	-	46
1.05%	97,624	-	-	-	3,140	6,615	-	-
1.1%	-	-	-	-	-	15,687	-	190
1.15%	-	-	-	-	13,131	224,106	-	2,901
1.2%	-	-	-	-	7	2,435	-	119
1.25%	-	-	-	-	4,874	53,404	-	1,166
1.3%	-	366,270	472,190	150,418	-	236,796	122,141	-
1.35%	2,834	-	-	-	277	43,648	-	-
1.4%	-	167,925	95,413	52,614	2,703	134,233	81,363	493
1.45%	3,022	-	-	-	5,283	74,231	-	958
1.5%	-	-	-	-	2,966	45,053	-	1,494
1.55%	1,556	-	-	-	17,938	267,605	-	983
1.6%	-	-	-	-	1,040	36,786	-	410
1.65%	-	-	-	-	3,845	93,479	-	574
1.7%	-	-	-	-	664	19,298	-	704
1.75%	-	-	-	-	2,011	225,618	-	135
1.8%	-	-	-	-	8,053	98,255	-	1,133
1.85%	89	-	-	-	2,596	38,416	-	313
1.9%	-	-	-	-	1,236	11,516	-	137
1.95%	-	-	-	-	4,240	44,972	-	122
2%	-	-	-	-	373	89,364	-	-
2.05%	-	-	-	-	1,370	25,493	-	932
2.1%	-	-	-	-	6,209	81,395	-	174
2.15%	-	-	-	-	158	31,272	-	188
2.2%	-	-	-	-	417	103,787	-	-
2.25%	-	-	-	-	33	23,413	-	-
2.3%	-	-	-	-	144	30,021	-	-
2.35%	-	-	-	-	95	47,586	-	-
2.4%	-	-	-	-	171	7,496	-	-
2.45%	-	-	-	-	-	11,640	-	-
2.5%	-	-	-	-	-	34,093	-	-
2.55%	-	-	-	-	119	7,085	-	-
2.6%	-	-	-	-	551	8,834	-	-
2.65%	-	-	-	-	-	141	-	-
2.7%	-	-	-	-	-	239	-	-
2.75%	-	-	-	-	-	148	-	-
2.8%	-	-	-	-	23	493	-	-
2.85%	-	-	-	-	-	467	-	-
2.9%	-	-	-	-	-	825	-	-
2.95%	-	-	-	-	-	301	-	-
3%	-	-	-	-	-	80	-	-
3.05%	-	-	-	-	-	260	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	52	-	-

	$216,104	$535,537	$568,450	$203,310	$87,857	$2,195,736	$204,166	$13,172

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	ACVI3	ACVI4	ACVMV1	ACVMV2	ACVU1	ACVU2	ACVV	ACVV2

0.45%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	428	-	-	-	384
0.8%	345	-	959	-	57	-	2,213	-
0.85%	-	-	-	276	-	-	-	2,234
0.9%	-	-	-	-	-	-	-	-
0.95%	-	559	-	140	-	330	-	3,366
1.05%	-	896	-	488	-	631	-	4,227
1.1%	-	872	-	5,802	-	527	-	13,992
1.15%	-	13,729	-	55,196	-	6,201	-	157,730
1.2%	-	240	-	207	-	727	-	916
1.25%	-	3,251	-	7,031	-	2,696	-	36,344
1.3%	93,074	218	38,305	409	11,552	10	538,908	1,153
1.35%	-	2,681	-	15,884	-	1,588	-	60,632
1.4%	22,960	1,489	18,601	6,605	4,034	1,379	214,373	22,692
1.45%	-	4,097	-	17,507	-	2,257	-	45,580
1.5%	-	1,000	-	10,026	-	2,680	-	28,408
1.55%	-	15,667	-	74,273	-	7,427	-	123,625
1.6%	-	1,424	-	3,972	-	1,607	-	12,430
1.65%	-	2,840	-	15,753	-	5,137	-	61,927
1.7%	-	744	-	8,084	-	5,164	-	22,946
1.75%	-	7,781	-	80,930	-	6,108	-	137,297
1.8%	-	6,432	-	22,811	-	5,259	-	66,200
1.85%	-	3,957	-	10,958	-	1,671	-	26,812
1.9%	-	927	-	5,375	-	1,053	-	15,604
1.95%	-	1,623	-	20,057	-	2,797	-	21,298
2%	-	2,840	-	15,965	-	2,731	-	29,893
2.05%	-	1,274	-	3,474	-	3,505	-	26,089
2.1%	-	552	-	17,648	-	2,659	-	15,603
2.15%	-	1,236	-	17,161	-	6,470	-	33,861
2.2%	-	471	-	37,765	-	418	-	8,368
2.25%	-	1,307	-	3,876	-	3,535	-	15,861
2.3%	-	84	-	5,276	-	880	-	13,282
2.35%	-	2,236	-	16,258	-	1,512	-	36,659
2.4%	-	270	-	3,179	-	816	-	10,909
2.45%	-	348	-	2,690	-	138	-	6,065
2.5%	-	-	-	17,885	-	1,625	-	15,184
2.55%	-	-	-	1,327	-	308	-	1,059
2.6%	-	-	-	1,469	-	172	-	2,622
2.65%	-	78	-	672	-	49	-	403
2.7%	-	16	-	3,076	-	208	-	3,408
2.75%	-	92	-	-	-	-	-	137
2.8%	-	151	-	346	-	247	-	5,676
2.85%	-	-	-	476	-	-	-	1,146
2.9%	-	-	-	69	-	32	-	1,739
2.95%	-	-	-	128	-	-	-	143
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	32	-	-	-	37

	$116,379	$81,382	$57,865	$510,984	$15,643	$80,554	$755,494	$1,093,941

	ACVVS1	ACVVS2	DVSCS	DSIF	DSIFS	DSRG	DCAP	DCAPS

0.45%	$-	$-	$1	$-	$3	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	25	-	115	-	-	388
0.8%	284	-	339	7,156	-	1,908	777	-
0.85%	-	-	69	-	1,409	-	-	-
0.9%	-	-	-	-	-	-	-	-
0.95%	-	289	2,384	-	15,720	-	-	3,240
1.05%	-	510	2,544	-	11,540	-	-	1,940
1.1%	-	1,289	2,943	-	7,298	-	-	2,145
1.15%	-	12,295	63,893	-	221,241	-	-	34,928
1.2%	-	25	612	-	8,542	-	-	25
1.25%	-	1,227	13,516	-	40,321	-	-	9,857
1.3%	21,374	232	101,409	2,053,318	1,250	414,162	230,282	660
1.35%	-	2,990	13,005	-	45,283	-	-	6,321
1.4%	6,284	1,497	36,283	1,026,343	37,109	114,708	88,340	4,639
1.45%	-	1,995	25,279	-	64,142	-	-	14,000
1.5%	-	3,532	13,660	-	44,701	-	-	12,252
1.55%	-	16,632	60,436	-	154,068	-	-	47,345
1.6%	-	1,026	4,883	-	19,176	-	-	1,825
1.65%	-	5,819	14,522	-	68,847	-	-	17,243
1.7%	-	2,792	3,329	-	12,360	-	-	6,382
1.75%	-	16,011	54,190	-	115,095	-	-	36,739
1.8%	-	6,075	34,258	-	53,178	-	-	13,400
1.85%	-	2,474	6,529	-	25,760	-	-	11,073
1.9%	-	780	4,860	-	15,744	-	-	4,128
1.95%	-	4,948	12,550	-	20,599	-	-	13,529
2%	-	3,768	13,204	-	58,349	-	-	8,715
2.05%	-	1,386	2,706	-	37,197	-	-	3,581
2.1%	-	867	7,960	-	14,736	-	-	4,940
2.15%	-	8,331	5,484	-	21,600	-	-	8,787
2.2%	-	1,178	5,145	-	8,865	-	-	1,690
2.25%	-	1,979	1,053	-	11,902	-	-	5,577
2.3%	-	492	4,026	-	9,086	-	-	6,986
2.35%	-	10,001	8,580	-	15,069	-	-	6,128
2.4%	-	2,675	1,212	-	13,558	-	-	1,471
2.45%	-	3,710	369	-	1,754	-	-	998
2.5%	-	314	3,454	-	9,865	-	-	8,100
2.55%	-	783	67	-	849	-	-	156
2.6%	-	2,943	2,422	-	3,500	-	-	4,552
2.65%	-	35	266	-	854	-	-	8
2.7%	-	179	23	-	2,059	-	-	426
2.75%	-	278	101	-	397	-	-	908
2.8%	-	814	74	-	14	-	-	707
2.85%	-	-	-	-	541	-	-	19
2.9%	-	-	24	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3%	-	-	-	-	-	-	-	66
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$27,942	$122,171	$527,689	$3,086,817	$1,193,696	$530,778	$319,399	$305,874

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	DVDLS	DGI	FCA2S	FALFS	FVMOS	FQB	FQBS	FC2

0.45%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.8%	-	460	-	-	15	836	-	-
0.85%	-	-	-	-	-	-	-	-
0.9%	-	-	-	-	-	-	-	-
0.95%	325	-	148	48	-	-	2,840	1,838
1.05%	94	-	116	-	46	-	1,500	3,356
1.1%	-	-	856	-	192	-	2,446	20,572
1.15%	6,417	-	3,678	1,438	9,360	-	92,260	461,903
1.2%	-	-	261	574	278	-	8,120	4,988
1.25%	815	-	2,305	1,195	587	-	39,640	123,650
1.3%	-	126,490	-	-	30,212	111,838	1,055	6,598
1.35%	59	-	-	-	2,901	-	32,573	195,365
1.4%	216	54,926	452	23	18,879	52,550	7,874	53,686
1.45%	566	-	1,717	720	6,270	-	36,660	156,137
1.5%	317	-	1,948	1,284	1,131	-	33,274	126,906
1.55%	2,657	-	4,491	3,531	17,755	-	103,505	423,707
1.6%	144	-	973	1,155	2,680	-	8,686	52,722
1.65%	864	-	1,208	987	5,876	-	50,655	195,308
1.7%	729	-	916	506	4,101	-	17,761	59,927
1.75%	383	-	846	143	7,848	-	104,079	391,707
1.8%	1,130	-	1,383	456	11,792	-	88,182	195,253
1.85%	358	-	978	180	1,390	-	13,109	92,347
1.9%	-	-	674	188	119	-	6,618	23,534
1.95%	511	-	148	383	714	-	16,374	85,587
2%	73	-	42	-	11,564	-	22,984	100,184
2.05%	390	-	1,712	181	375	-	14,041	68,638
2.1%	75	-	33	91	2,422	-	11,622	71,048
2.15%	-	-	136	396	78	-	27,981	100,385
2.2%	-	-	99	-	1,030	-	6,921	32,161
2.25%	868	-	355	322	23	-	11,186	43,115
2.3%	-	-	12	-	1,724	-	6,790	26,949
2.35%	-	-	33	-	2,285	-	16,840	76,023
2.4%	194	-	-	39	-	-	5,170	17,449
2.45%	-	-	11	-	12	-	5,237	9,310
2.5%	-	-	-	-	-	-	718	9,047
2.55%	-	-	9	-	-	-	97	6,509
2.6%	-	-	-	-	-	-	8,370	6,282
2.65%	-	-	-	-	1	-	-	1,431
2.7%	-	-	-	-	-	-	1,851	5,874
2.75%	-	-	-	4	-	-	351	1,521
2.8%	-	-	-	-	10	-	1,241	1,472
2.85%	-	-	-	-	-	-	-	68
2.9%	-	-	-	-	-	-	-	132
2.95%	-	-	-	-	-	-	51	108
3%	-	-	-	-	-	-	-	146
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$17,185	$181,876	$25,540	$13,844	$141,670	$165,224	$808,662	$3,252,943

	FEIP	FVSS2	FHIP	FAMP	FCP	FNRS2	FEI2	FF10S

0.45%	$-	$-	$-	$-	$-	$-	$1	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	579	-	-
0.8%	5,643	-	1,620	983	7,428	1,536	-	30
0.85%	-	-	-	-	-	3,051	-	-
0.9%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	1,568	224	-
1.05%	-	-	-	-	-	1,739	706	-
1.1%	-	175	-	-	-	3,532	13,162	-
1.15%	-	20,689	-	-	-	101,324	245,377	-
1.2%	-	5,264	-	-	-	963	3,631	-
1.25%	-	7,397	-	-	-	10,730	55,635	-
1.3%	3,292,188	34	514,769	1,747,201	3,101,397	178,151	4,691	47,110
1.35%	-	6,318	-	-	-	33,833	61,794	-
1.4%	1,433,121	2,630	301,833	418,087	1,367,896	56,167	16,403	17,845
1.45%	-	4,546	-	-	-	31,498	68,007	-
1.5%	-	6,889	-	-	-	21,558	51,138	-
1.55%	-	25,270	-	-	-	143,928	206,946	-
1.6%	-	3,187	-	-	-	6,824	22,777	-
1.65%	-	16,029	-	-	-	37,629	92,738	-
1.7%	-	1,622	-	-	-	14,961	22,391	-
1.75%	-	10,263	-	-	-	89,778	195,385	-
1.8%	-	9,379	-	-	-	49,728	107,020	-
1.85%	-	5,643	-	-	-	10,767	46,668	-
1.9%	-	1,810	-	-	-	4,260	16,230	-
1.95%	-	5,181	-	-	-	16,109	34,725	-
2%	-	3,963	-	-	-	32,558	61,816	-
2.05%	-	7,736	-	-	-	1,935	38,037	-
2.1%	-	4,141	-	-	-	100,154	26,802	-
2.15%	-	5,540	-	-	-	9,314	46,400	-
2.2%	-	1,104	-	-	-	39,020	26,362	-
2.25%	-	2,840	-	-	-	440	18,978	-
2.3%	-	595	-	-	-	7,130	13,178	-
2.35%	-	3,381	-	-	-	1,109	42,245	-
2.4%	-	462	-	-	-	1,945	6,161	-
2.45%	-	488	-	-	-	3,129	7,610	-
2.5%	-	165	-	-	-	393	11,953	-
2.55%	-	304	-	-	-	1,362	6,178	-
2.6%	-	3,083	-	-	-	-	1,563	-
2.65%	-	191	-	-	-	765	115	-
2.7%	-	-	-	-	-	92	1,330	-
2.75%	-	-	-	-	-	535	350	-
2.8%	-	140	-	-	-	23	2,061	-
2.85%	-	-	-	-	-	-	5	-
2.9%	-	-	-	-	-	-	408	-
2.95%	-	-	-	-	-	-	423	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	38	-

	$4,730,952	$166,459	$818,222	$2,166,271	$4,476,721	$1,020,117	$1,577,662	$64,985

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGOP	FGP	FG2

0.45%	$3	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.8%	-	142	-	603	-	428	6,088	-
0.85%	-	-	-	-	-	-	-	344
0.9%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	235
1.05%	-	-	-	-	-	-	-	1,372
1.1%	12,799	-	32,930	-	723	-	-	5,579
1.15%	60,600	-	152,977	-	13,218	-	-	86,923
1.2%	30	-	1,099	-	162	-	-	5,877
1.25%	1,369	-	10,377	-	1,272	-	-	20,236
1.3%	457	70,697	2,014	49,183	-	114,768	3,376,018	4,151
1.35%	10,756	-	23,779	-	15,121	-	-	15,285
1.4%	3,566	8,980	7,817	5,991	41	51,743	873,460	6,666
1.45%	37,055	-	54,490	-	4,217	-	-	26,384
1.5%	9,724	-	9,104	-	2,414	-	-	19,548
1.55%	73,856	-	185,369	-	31,431	-	-	79,676
1.6%	8,885	-	9,657	-	1,182	-	-	5,720
1.65%	18,323	-	31,440	-	6,492	-	-	37,164
1.7%	4,737	-	9,426	-	1,932	-	-	10,441
1.75%	130,914	-	374,394	-	70,394	-	-	79,690
1.8%	20,502	-	12,702	-	2,093	-	-	48,178
1.85%	13,732	-	5,107	-	1,161	-	-	13,218
1.9%	1,423	-	7,934	-	743	-	-	5,769
1.95%	18,209	-	66,667	-	12,130	-	-	18,030
2%	68,874	-	90,480	-	5,908	-	-	22,621
2.05%	1,776	-	7,943	-	8,952	-	-	23,300
2.1%	36,008	-	14,190	-	6,016	-	-	11,996
2.15%	134,472	-	103,715	-	36,351	-	-	19,374
2.2%	15,351	-	25,330	-	399	-	-	7,167
2.25%	11,231	-	2,947	-	9,708	-	-	6,025
2.3%	3,003	-	2,347	-	11,047	-	-	4,559
2.35%	173,344	-	65,113	-	24,318	-	-	9,036
2.4%	3,297	-	13,579	-	4,742	-	-	6,642
2.45%	9,960	-	2,214	-	3,042	-	-	5,436
2.5%	1,042	-	1,892	-	859	-	-	5,379
2.55%	9,950	-	5,474	-	7,192	-	-	3,821
2.6%	1,592	-	858	-	37	-	-	1,130
2.65%	-	-	-	-	-	-	-	576
2.7%	1,672	-	-	-	555	-	-	132
2.75%	-	-	23	-	-	-	-	215
2.8%	-	-	-	-	-	-	-	724
2.85%	-	-	78	-	-	-	-	489
2.9%	-	-	1,468	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	58
3%	-	-	-	-	-	-	-	121
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$898,512	$79,819	$1,334,934	$55,777	$283,852	$166,939	$4,255,566	$619,287

	FHIPR	FIGBS	FIGBP2	FMCS	FMC2	FOP	FOPR	FO2

0.45%	$-	$-	$2	$-	$3	$-	$-	$-
0.65%	-	-	1,039	-	-	-	-	-
0.75%	-	-	5,112	-	274	-	-	-
0.8%	247	1,187	-	1,475	-	361	1,108	-
0.85%	-	-	10,104	-	3,383	-	-	-
0.9%	-	-	-	-	-	-	-	-
0.95%	-	-	1,484	-	1,100	-	-	-
1.05%	-	-	2,282	-	3,318	-	-	-
1.1%	-	-	72,963	-	22,110	-	-	919
1.15%	-	-	804,100	-	343,195	-	-	17,068
1.2%	-	-	5,827	-	2,891	-	-	-
1.25%	-	-	81,466	-	61,238	-	-	6,686
1.3%	185,039	220,478	10,050	176,904	7,079	699,368	351,453	1,135
1.35%	-	-	188,283	-	118,622	-	-	-
1.4%	98,121	104,162	77,390	50,397	26,609	176,820	76,691	1,902
1.45%	-	-	149,760	-	87,130	-	-	2,711
1.5%	-	-	125,787	-	81,061	-	-	3,907
1.55%	-	-	637,378	-	320,570	-	-	4,140
1.6%	-	-	30,161	-	33,364	-	-	537
1.65%	-	-	230,921	-	126,974	-	-	3,374
1.7%	-	-	96,535	-	50,329	-	-	3,193
1.75%	-	-	1,494,992	-	367,006	-	-	912
1.8%	-	-	215,819	-	146,275	-	-	4,378
1.85%	-	-	72,766	-	47,177	-	-	696
1.9%	-	-	34,716	-	31,412	-	-	362
1.95%	-	-	188,961	-	61,994	-	-	650
2%	-	-	528,542	-	95,908	-	-	270
2.05%	-	-	71,484	-	71,514	-	-	508
2.1%	-	-	110,890	-	50,367	-	-	327
2.15%	-	-	344,251	-	85,245	-	-	274
2.2%	-	-	110,669	-	28,785	-	-	-
2.25%	-	-	200,992	-	42,555	-	-	28
2.3%	-	-	32,818	-	29,391	-	-	147
2.35%	-	-	1,205,321	-	87,753	-	-	-
2.4%	-	-	107,275	-	23,426	-	-	-
2.45%	-	-	59,198	-	11,323	-	-	-
2.5%	-	-	33,615	-	26,354	-	-	-
2.55%	-	-	88,498	-	9,582	-	-	-
2.6%	-	-	56,804	-	7,086	-	-	-
2.65%	-	-	3,315	-	1,459	-	-	-
2.7%	-	-	22,060	-	2,652	-	-	-
2.75%	-	-	10,236	-	2,639	-	-	-
2.8%	-	-	2,847	-	8,097	-	-	-
2.85%	-	-	856	-	-	-	-	-
2.9%	-	-	8,460	-	1,253	-	-	-
2.95%	-	-	719	-	276	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	568	-	-	-	-	-
3.1%	-	-	566	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	45	-	-	-	-	-
3.25%	-	-	478	-	-	-	-	-
3.3%	-	-	-	-	38	-	-	-

	$283,407	$325,827	$7,538,405	$228,776	$2,528,817	$876,549	$429,252	$54,124

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	FO2R	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3	TIF2	TIF3

0.45%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	205	-	-	145
0.75%	26	-	-	-	950	-	-	823
0.8%	-	860	424	-	1,241	273	-	832
0.85%	46	-	-	-	2,121	-	-	2,408
0.9%	-	-	-	-	-	-	-	-
0.95%	439	-	255	1,666	3,052	232	296	1,870
1.05%	788	-	1,305	1,681	2,663	696	31	2,186
1.1%	7,347	-	15,457	5,769	20,444	3,005	832	32,603
1.15%	93,247	-	154,402	114,521	191,339	44,327	11,800	306,533
1.2%	959	-	2,146	4,581	9,715	219	548	3,443
1.25%	13,183	-	23,356	43,421	29,511	4,850	7,320	28,081
1.3%	1,821	60,942	142,197	2,455	63,802	49,623	150	35,396
1.35%	24,036	-	80,771	35,894	61,144	15,623	-	77,886
1.4%	6,346	16,028	90,461	11,542	39,567	20,161	2,683	35,988
1.45%	30,844	-	40,653	30,913	53,200	12,938	3,983	67,474
1.5%	25,840	-	46,924	43,942	41,009	14,612	5,500	71,902
1.55%	102,319	-	190,317	151,315	184,083	65,267	12,516	321,896
1.6%	5,639	-	20,529	14,267	11,734	5,596	6,990	19,796
1.65%	21,907	-	70,860	80,919	50,872	15,082	2,955	83,628
1.7%	26,692	-	21,411	15,566	24,720	10,919	2,371	47,471
1.75%	84,271	-	225,017	92,002	336,195	49,686	1,641	641,725
1.8%	54,040	-	84,245	66,289	70,902	27,214	7,475	93,397
1.85%	14,740	-	19,027	30,329	27,588	5,957	1,067	37,369
1.9%	10,854	-	2,647	13,547	8,117	2,408	1,650	17,464
1.95%	16,130	-	27,840	25,068	55,346	14,979	1,530	95,557
2%	37,068	-	58,241	42,006	105,855	11,812	761	173,724
2.05%	3,992	-	4,184	52,083	17,837	1,654	1,045	30,219
2.1%	11,648	-	19,310	33,267	30,701	23,884	1,612	48,196
2.15%	8,759	-	20,614	29,185	76,982	8,081	844	130,749
2.2%	6,549	-	5,934	27,127	26,461	2,153	-	39,120
2.25%	3,426	-	7,770	19,141	28,111	826	422	49,909
2.3%	7,125	-	5,791	18,177	10,580	4,270	-	23,950
2.35%	21,487	-	9,633	22,868	206,762	110	-	343,117
2.4%	1,985	-	2,326	3,529	18,621	1,070	-	36,727
2.45%	4,213	-	2,133	5,979	11,255	5,194	-	17,845
2.5%	8,943	-	811	6,859	9,504	399	-	33,629
2.55%	1,399	-	4,183	2,371	16,592	1,413	-	26,286
2.6%	2,198	-	1,045	4,536	9,883	-	-	20,574
2.65%	660	-	-	857	474	218	-	783
2.7%	1,062	-	121	1,487	4,303	19	-	7,608
2.75%	158	-	377	1,282	884	58	-	2,357
2.8%	10,422	-	176	604	543	492	-	1,698
2.85%	380	-	-	22	159	-	-	824
2.9%	-	-	-	131	1,084	-	-	1,800
2.95%	57	-	650	125	146	-	-	476
3%	-	-	-	63	-	-	-	-
3.05%	-	-	-	-	191	-	-	340
3.1%	-	-	-	-	176	-	-	317
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	14	-	-	25
3.25%	-	-	-	-	72	-	-	95
3.3%	-	-	-	-	-	-	-	27

	$673,045	$77,830	$1,403,543	$1,057,386	$1,866,710	$425,320	$76,022	$3,016,268

	FTVGI3	FTVFA2	AMTG	AMGP	AMINS	AMMCGS	AMTP	AMRS

0.45%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.8%	273	-	1,113	407	21	-	1,655	53
0.85%	257	143	-	-	-	-	-	-
0.9%	-	-	-	-	-	-	-	-
0.95%	598	-	-	-	222	363	-	1
1.05%	1,429	81	-	-	102	936	-	-
1.1%	5,035	1,245	-	-	679	91	-	2,163
1.15%	142,100	6,090	-	-	7,483	7,696	-	8,755
1.2%	404	-	-	-	-	-	-	14
1.25%	20,711	966	-	-	1,310	3,667	-	1,691
1.3%	174,145	10,436	441,619	45,056	5,269	101	386,838	5,443
1.35%	49,781	5,337	-	-	2,284	-	-	5,540
1.4%	69,304	2,052	78,622	18,934	3,176	936	230,534	2,112
1.45%	67,681	925	-	-	2,377	4,801	-	2,437
1.5%	42,653	3,721	-	-	1,471	1,304	-	1,157
1.55%	112,676	22,967	-	-	11,886	6,653	-	11,976
1.6%	9,212	8,756	-	-	1,253	469	-	912
1.65%	71,222	1,833	-	-	2,214	3,434	-	3,730
1.7%	11,731	1,548	-	-	1,142	1,138	-	1,407
1.75%	99,113	19,816	-	-	14,852	1,526	-	11,704
1.8%	67,425	928	-	-	2,525	4,072	-	3,047
1.85%	13,473	1,711	-	-	1,262	851	-	1,265
1.9%	3,503	28	-	-	111	670	-	42
1.95%	12,526	671	-	-	2,723	422	-	3,900
2%	43,571	2,575	-	-	2,806	82	-	2,518
2.05%	4,380	13	-	-	326	677	-	1,335
2.1%	9,719	-	-	-	1,738	116	-	453
2.15%	14,442	246	-	-	1,261	176	-	4,483
2.2%	6,217	306	-	-	1,057	359	-	405
2.25%	3,428	-	-	-	190	41	-	877
2.3%	3,478	430	-	-	1,075	400	-	541
2.35%	1,205	163	-	-	1,666	-	-	3,186
2.4%	817	-	-	-	6	47	-	358
2.45%	1,925	-	-	-	13	141	-	281
2.5%	292	-	-	-	-	-	-	129
2.55%	1,196	216	-	-	68	-	-	100
2.6%	319	-	-	-	-	-	-	195
2.65%	1,192	1,155	-	-	-	-	-	-
2.7%	273	-	-	-	-	-	-	-
2.75%	1,129	-	-	-	-	-	-	-
2.8%	2,021	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.9%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	13
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$1,070,856	$94,358	$521,354	$64,397	$72,568	$41,169	$619,027	$82,223

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	AMFAS	AMSRS	OVMS	OVCAFS	OVGR	OVB	OVGS3	OVGS4

0.45%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	29
0.8%	54	64	978	-	1,232	1,056	953	-
0.85%	-	-	-	-	-	-	-	7
0.9%	-	-	-	-	-	-	-	-
0.95%	181	5,746	-	577	-	-	-	7,374
1.05%	175	3,597	-	407	-	-	-	4,662
1.1%	224	5,277	-	2,856	-	-	-	6,196
1.15%	4,000	51,373	-	86,009	-	-	-	177,723
1.2%	35	-	-	2,033	-	-	-	1,459
1.25%	2,231	6,384	-	25,775	-	-	-	36,795
1.3%	3,217	44,390	448,664	824	427,685	355,552	641,990	1,175
1.35%	1,427	12,089	-	15,615	-	-	-	76,969
1.4%	2,371	10,877	213,054	5,273	129,604	216,741	128,067	15,808
1.45%	3,128	10,651	-	30,715	-	-	-	54,095
1.5%	1,822	13,315	-	22,633	-	-	-	31,734
1.55%	7,720	32,792	-	79,380	-	-	-	123,214
1.6%	1,476	3,227	-	6,644	-	-	-	10,203
1.65%	4,404	19,243	-	38,750	-	-	-	64,120
1.7%	1,609	2,140	-	10,285	-	-	-	9,380
1.75%	7,597	66,715	-	58,124	-	-	-	79,692
1.8%	1,738	12,506	-	43,393	-	-	-	42,192
1.85%	1,003	6,945	-	11,119	-	-	-	12,755
1.9%	862	6,789	-	4,014	-	-	-	3,769
1.95%	2,697	4,274	-	12,416	-	-	-	15,051
2%	2,451	6,687	-	22,204	-	-	-	18,366
2.05%	1,889	7,225	-	15,096	-	-	-	4,492
2.1%	843	5,983	-	10,050	-	-	-	12,544
2.15%	1,368	4,733	-	18,486	-	-	-	5,819
2.2%	1,257	6,449	-	8,786	-	-	-	15,901
2.25%	236	1,886	-	8,681	-	-	-	1,866
2.3%	294	5,252	-	7,150	-	-	-	2,334
2.35%	1,512	5,043	-	12,779	-	-	-	1,907
2.4%	761	5,755	-	5,952	-	-	-	3,015
2.45%	22	193	-	1,547	-	-	-	129
2.5%	92	1,656	-	5,162	-	-	-	152
2.55%	41	385	-	1,563	-	-	-	-
2.6%	-	484	-	744	-	-	-	-
2.65%	-	218	-	32	-	-	-	3
2.7%	-	367	-	171	-	-	-	130
2.75%	-	235	-	-	-	-	-	-
2.8%	23	101	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.9%	-	-	-	117	-	-	-	-
2.95%	-	41	-	83	-	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$58,760	$371,087	$662,696	$575,445	$558,521	$573,349	$771,010	$841,060

	OVGS	OVGSS	OVHI3	OVHI4	OVHI	OVHIS	OVGI	OVGIS

0.45%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	562
0.75%	-	-	-	-	-	-	-	2,468
0.8%	1,078	-	138	-	16	-	150	-
0.85%	-	-	-	-	-	-	-	5,627
0.9%	-	-	-	-	-	-	-	-
0.95%	-	6	-	155	-	504	-	970
1.05%	-	185	-	146	-	529	-	733
1.1%	-	1,528	-	757	-	217	-	43,745
1.15%	-	23,714	-	12,216	-	7,598	-	402,617
1.2%	-	949	-	-	-	238	-	4,256
1.25%	-	27,450	-	2,506	-	3,268	-	39,600
1.3%	1,036,145	2,425	3,440	-	442	-	135,179	5,506
1.35%	-	-	-	5,149	-	2,338	-	96,107
1.4%	575,111	2,561	653	558	171	1,663	32,343	43,340
1.45%	-	9,159	-	8,092	-	2,948	-	69,838
1.5%	-	6,710	-	2,143	-	1,345	-	72,485
1.55%	-	19,132	-	17,657	-	10,004	-	408,337
1.6%	-	750	-	560	-	419	-	15,093
1.65%	-	12,322	-	2,589	-	3,266	-	130,957
1.7%	-	1,960	-	1,100	-	858	-	65,353
1.75%	-	4,306	-	14,981	-	3,197	-	999,769
1.8%	-	17,318	-	13,863	-	7,262	-	138,562
1.85%	-	3,984	-	1,307	-	1,114	-	42,461
1.9%	-	2,266	-	1,372	-	592	-	13,912
1.95%	-	1,226	-	1,208	-	238	-	133,501
2%	-	860	-	5,664	-	1,665	-	308,007
2.05%	-	1,546	-	125	-	568	-	49,361
2.1%	-	2,334	-	1,048	-	1,283	-	69,203
2.15%	-	1,036	-	959	-	234	-	264,791
2.2%	-	-	-	1,514	-	910	-	62,825
2.25%	-	124	-	116	-	188	-	88,460
2.3%	-	210	-	275	-	24	-	14,425
2.35%	-	-	-	855	-	91	-	681,441
2.4%	-	-	-	196	-	-	-	68,759
2.45%	-	-	-	1,144	-	194	-	34,117
2.5%	-	-	-	-	-	-	-	11,956
2.55%	-	-	-	84	-	-	-	56,070
2.6%	-	-	-	-	-	-	-	32,278
2.65%	-	-	-	-	-	-	-	2,527
2.7%	-	-	-	19	-	34	-	14,144
2.75%	-	-	-	281	-	-	-	4,905
2.8%	-	-	-	2,786	-	-	-	1,801
2.85%	-	-	-	-	-	-	-	706
2.9%	-	-	-	-	-	-	-	3,772
2.95%	-	-	-	-	-	-	-	571
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	383
3.1%	-	-	-	-	-	-	-	626
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	50
3.25%	-	-	-	-	-	-	-	224
3.3%	-	-	-	-	-	-	-	-

	$1,612,334	$144,061	$4,231	$101,425	$629	$52,789	$167,672	$4,507,201

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	OVSC	OVSCS	OVAG	PVGIB	PVTIGB	PVTVB	VYDS	TRBCG2

0.45%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	97	-	-	-	-	-	96
0.75%	-	494	-	-	-	-	-	593
0.8%	181	-	338	-	-	-	-	381
0.85%	-	1,169	-	-	-	-	-	1,075
0.9%	-	-	-	-	-	-	-	-
0.95%	-	1,238	-	-	-	20	-	4,604
1.05%	-	2,029	-	79	-	-	-	623
1.1%	-	17,275	-	398	-	-	-	15,741
1.15%	-	164,528	-	7,772	1,650	3,144	298	151,515
1.2%	-	1,221	-	-	-	-	-	938
1.25%	-	18,040	-	1,716	732	2,827	3,313	10,773
1.3%	36,365	1,878	82,585	-	-	-	-	48,652
1.35%	-	50,265	-	1,257	-	350	974	35,244
1.4%	8,473	15,016	13,290	241	887	239	-	33,925
1.45%	-	36,857	-	1,507	572	1,188	-	23,851
1.5%	-	27,651	-	1,683	1,104	934	14	26,880
1.55%	-	179,703	-	8,506	1,288	2,962	40	167,953
1.6%	-	9,770	-	623	26	850	462	7,745
1.65%	-	62,448	-	8,362	385	3,789	238	40,273
1.7%	-	21,473	-	518	51	278	-	22,182
1.75%	-	329,115	-	3,538	529	2,243	36	302,800
1.8%	-	68,471	-	2,053	1,147	2,288	344	42,939
1.85%	-	16,319	-	1,386	379	436	82	21,137
1.9%	-	7,954	-	492	-	223	-	5,586
1.95%	-	50,868	-	773	-	237	379	39,661
2%	-	109,641	-	2,174	-	1,564	-	107,260
2.05%	-	13,278	-	2,997	460	1,798	-	14,099
2.1%	-	33,879	-	1,495	64	244	682	30,742
2.15%	-	82,735	-	2,104	-	65	-	85,305
2.2%	-	20,362	-	285	-	99	-	24,831
2.25%	-	25,700	-	1,836	-	1,037	-	28,497
2.3%	-	6,298	-	340	-	686	-	8,378
2.35%	-	212,767	-	609	-	532	-	184,072
2.4%	-	20,476	-	249	298	221	-	24,639
2.45%	-	11,911	-	181	-	586	-	10,231
2.5%	-	5,077	-	460	-	396	-	4,817
2.55%	-	17,461	-	-	-	-	-	15,303
2.6%	-	9,027	-	265	-	330	-	8,449
2.65%	-	712	-	-	-	-	-	593
2.7%	-	3,962	-	-	-	178	-	3,984
2.75%	-	1,251	-	-	-	-	-	1,591
2.8%	-	8,046	-	76	-	62	-	740
2.85%	-	178	-	-	-	-	-	192
2.9%	-	1,172	-	-	-	-	-	1,249
2.95%	-	144	-	-	-	-	-	237
3%	-	-	-	-	-	-	-	-
3.05%	-	115	-	-	-	-	-	117
3.1%	-	192	-	-	-	-	-	205
3.15%	-	-	-	-	-	-	-	-
3.2%	-	15	-	-	-	-	-	16
3.25%	-	70	-	-	-	-	-	63
3.3%	-	27	-	-	-	-	-	-

	$45,019	$1,668,375	$96,213	$53,975	$9,572	$29,806	$6,862	$1,560,777

	TREI2	TRLT2	VWBFR	VWBF	VWEMR	VWEM	VWHAR	VWHA

0.45%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.8%	176	353	24	52	832	874	1,626	2,291
0.85%	40	-	-	-	-	-	-	-
0.9%	-	-	-	-	-	-	-	-
0.95%	1,490	862	-	-	-	-	-	-
1.05%	2,050	1,044	-	-	-	-	-	-
1.1%	11,006	3,335	-	-	-	-	-	-
1.15%	120,883	56,910	-	-	-	-	-	-
1.2%	869	382	-	-	-	-	-	-
1.25%	11,856	3,697	-	-	-	-	-	-
1.3%	71,928	35,136	62,296	129,972	140,733	161,340	261,364	280,057
1.35%	42,565	12,821	-	-	-	-	-	-
1.4%	31,266	18,738	33,603	56,115	37,772	63,380	80,141	98,718
1.45%	39,136	18,558	-	-	-	-	-	-
1.5%	23,926	11,432	-	-	-	-	-	-
1.55%	143,171	29,155	-	-	-	-	-	-
1.6%	6,136	4,908	-	-	-	-	-	-
1.65%	34,958	11,871	-	-	-	-	-	-
1.7%	14,071	7,909	-	-	-	-	-	-
1.75%	201,851	66,182	-	-	-	-	-	-
1.8%	35,603	13,758	-	-	-	-	-	-
1.85%	18,736	8,161	-	-	-	-	-	-
1.9%	8,495	1,464	-	-	-	-	-	-
1.95%	20,322	5,316	-	-	-	-	-	-
2%	31,367	13,776	-	-	-	-	-	-
2.05%	7,011	9,686	-	-	-	-	-	-
2.1%	20,943	10,817	-	-	-	-	-	-
2.15%	32,294	10,635	-	-	-	-	-	-
2.2%	17,560	10,911	-	-	-	-	-	-
2.25%	15,416	11,497	-	-	-	-	-	-
2.3%	8,445	892	-	-	-	-	-	-
2.35%	32,095	21,945	-	-	-	-	-	-
2.4%	3,778	2,995	-	-	-	-	-	-
2.45%	2,929	1,584	-	-	-	-	-	-
2.5%	16,750	1,163	-	-	-	-	-	-
2.55%	1,818	641	-	-	-	-	-	-
2.6%	4,775	5,687	-	-	-	-	-	-
2.65%	536	53	-	-	-	-	-	-
2.7%	1,058	172	-	-	-	-	-	-
2.75%	64	1,421	-	-	-	-	-	-
2.8%	4,938	308	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.9%	57	615	-	-	-	-	-	-
2.95%	207	-	-	-	-	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	38	-	-	-	-	-	-	-

	$1,042,613	$416,790	$95,923	$186,139	$179,337	$225,594	$343,131	$381,066

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	WRASP	SVDF	WFVLCG	WFVMM	SVOF	WFVSCG	WFVSMV	WFVTRB

0.45%	$2	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	31	-	-	-	-	79	-	-
0.8%	28	145	-	-	1,451	7	-	-
0.85%	-	-	-	-	-	689	-	-
0.9%	-	-	-	-	-	-	-	-
0.95%	1	-	-	-	-	72	-	-
1.05%	135	-	-	-	-	-	-	-
1.1%	780	-	-	-	-	606	88	-
1.15%	12,585	-	-	70	-	4,813	-	286
1.2%	-	-	-	-	-	-	-	-
1.25%	2,608	-	-	-	-	150	-	754
1.3%	18,279	191,648	-	-	928,937	8,411	-	-
1.35%	5,336	-	-	-	-	647	-	-
1.4%	6,500	68,233	-	1,032	292,273	5,116	-	-
1.45%	12,162	-	-	-	-	2,596	-	-
1.5%	13,613	-	-	-	-	939	-	-
1.55%	14,035	-	-	-	-	3,799	-	-
1.6%	1,443	-	-	-	-	802	-	-
1.65%	5,226	-	-	-	-	1,233	-	-
1.7%	4,072	-	-	-	-	93	-	-
1.75%	16,861	-	71	-	-	6,750	-	-
1.8%	11,728	-	-	-	-	1,520	-	-
1.85%	254	-	-	-	-	356	-	-
1.9%	193	-	185	-	-	63	-	-
1.95%	2,875	-	-	-	-	1,404	-	-
2%	6,986	-	175	-	-	1,252	-	-
2.05%	494	-	-	-	-	911	-	-
2.1%	5,111	-	454	-	-	323	-	-
2.15%	1,596	-	-	-	-	131	-	-
2.2%	7,814	-	954	-	-	170	-	-
2.25%	807	-	-	-	-	16	-	-
2.3%	2,079	-	-	-	-	1,818	-	-
2.35%	226	-	-	-	-	862	-	-
2.4%	243	-	-	-	-	11	-	-
2.45%	226	-	-	-	-	115	-	-
2.5%	-	-	-	-	-	59	-	-
2.55%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-
2.65%	6	-	-	-	-	-	-	-
2.7%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.8%	17	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.9%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$154,352	$260,026	$1,839	$1,102	$1,222,661	$45,813	$88	$1,040

	WIEP	WVCP	BF	VFLG2	VFLV2	MBVAG2	MBVCG2	SGRF

0.45%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.8%	127	41	20	-	-	-	-	51
0.85%	-	-	-	-	-	-	-	-
0.9%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.1%	-	-	-	-	-	-	-	-
1.15%	-	-	-	1,067	1,084	96	157	-
1.2%	-	-	-	-	-	-	-	-
1.25%	-	-	-	680	950	-	-	-
1.3%	71,130	12,360	6,921	-	-	-	-	15,365
1.35%	-	-	-	11	166	253	35	-
1.4%	67,997	5,762	1,741	26	21	-	-	4,030
1.45%	-	-	-	126	120	-	-	-
1.5%	-	-	-	190	108	-	-	-
1.55%	-	-	-	4	3	-	531	-
1.6%	-	-	-	-	142	-	-	-
1.65%	-	-	-	225	162	-	-	-
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	56	660	142	15	-
1.8%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	7	119	-	-
1.9%	-	-	-	168	-	-	164	-
1.95%	-	-	-	20	104	-	-	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	60	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	-	17	-	-	-
2.25%	-	-	-	-	14	-	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	43	43	-	-	-
2.4%	-	-	-	-	36	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.7%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.8%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.9%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$139,254	$18,163	$8,682	$2,676	$3,637	$610	$902	$19,446

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	SGRF2	JPMCVP	PISVP1

0.45%	$-	$-	$-
0.65%	-	-	-
0.75%	-	-	-
0.8%	-	8	-
0.85%	-	-	-
0.9%	-	-	-
0.95%	600	-	837
1.05%	350	-	809
1.1%	1,162	-	-
1.15%	12,455	-	-
1.2%	97	-	-
1.25%	2,761	-	-
1.3%	-	15,663	-
1.35%	4,330	-	-
1.4%	750	6,278	-
1.45%	2,254	-	-
1.5%	2,662	-	-
1.55%	11,090	-	-
1.6%	525	-	-
1.65%	6,655	-	-
1.7%	2,079	-	-
1.75%	16,923	-	-
1.8%	3,066	-	-
1.85%	2,081	-	-
1.9%	1,025	-	-
1.95%	2,697	-	-
2%	3,100	-	-
2.05%	1,023	-	-
2.1%	1,806	-	-
2.15%	2,464	-	-
2.2%	1,169	-	-
2.25%	1,924	-	-
2.3%	1,157	-	-
2.35%	2,017	-	-
2.4%	806	-	-
2.45%	647	-	-
2.5%	801	-	-
2.55%	149	-	-
2.6%	98	-	-
2.65%	54	-	-
2.7%	75	-	-
2.75%	143	-	-
2.8%	29	-	-
2.85%	-	-	-
2.9%	47	-	-
2.95%	-	-	-
3%	-	-	-
3.05%	-	-	-
3.1%	-	-	-
3.15%	-	-	-
3.2%	-	-	-
3.25%	-	-	-
3.3%	-	-	-

	$91,071	$21,949	$1,646

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2009 and 2008, total transfers to the Account from the fixed account were $948,657,740 and $311,309,289, respectively, and total transfers from the Account to the fixed account were $269,451,440 and $314,743,184, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $8,137,915 and $15,745,223 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2009 and 2008, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $67,645,662 and $36,092,569 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2009 and 2008, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

For Purchase Payment Credits, the Company contributed $2,275,248 and $3,684,202 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2009 and 2008, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$21,471,659,903	0	$21,471,659,903

Net Accounts Payable of $379,603 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and sales of Investments for the year ended December 31, 2009 are as follows:

	Purchases of Investments	Sales of Investments
Balanced Portfolio - Class S Shares (ALBS)	$27,179	$37,461
MidCap Growth Portfolio - Class S Shares (ALMCS)	50,700	73,298
Growth Fund - Class 1 (AFGF)	87,997	2,163,998
High-Income Bond Fund - Class 1 (AFHY)	1,783,362	1,743,327
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)	130,512	284,092
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)	27,241,774	112,237
Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)	1,695,637	12,797
U.S. Equity Flex I Portfolio (WSCP)	453,217	5,221,026
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)	5,514,916	826,517
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	2,553,690	1,486,052
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	26,027,837	10,247,700
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)	1,845,108	1,108,823
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	-	235,581
Janus Aspen Series - INTECH Risk - Managed Core Portfolio - Service Shares (JARLCS)	401,916	6,125,155
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)	32,189,143	45,117,539
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	370,478	1,074,967
Investors Growth Stock Series - Service Class (MIGSC)	318,590	2,663,853
Value Series - Service Class (MVFSC)	216,928,338	26,879,168
Core Plus Fixed Income Portfolio - Class I (MSVFI)	879,920	2,120,335
Core Plus Fixed Income Portfolio - Class II (MSVF2)	15,542,035	238,291,422
Emerging Markets Debt Portfolio - Class I (MSEM)	350,088	1,114,574
Emerging Markets Debt Portfolio - Class II (MSEMB)	101,811	394,528
U.S. Real Estate Portfolio - Class I (MSVRE)	4,505,597	131,712,391
U.S. Real Estate Portfolio - Class II (MSVREB)	3,567,626	104,829,383
Managed Allocation Fund - Moderate Growth II (VFMG2)	194,597	2,416,970
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)	1,921,567	127,007
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	72,725	3,354
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	4,207,269	86,853
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	478,757,985	6,714,490

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

American Funds NVIT Bond Fund - Class II (GVABD2)	196,133,350	30,476,261
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	26,462,081	9,301,151
American Funds NVIT Growth Fund - Class II (GVAGR2)	39,538,398	33,772,715
American Funds NVIT Growth - Income Fund - Class II (GVAGI2)	193,769,335	38,243,455
Federated NVIT High Income Bond Fund - Class I (HIBF)	883,943	2,692,236
Federated NVIT High Income Bond Fund - Class III (HIBF3)	42,996,095	23,191,710
Gartmore NVIT Emerging Markets Fund - Class I (GEM)	14,921	152,013
Gartmore NVIT Emerging Markets Fund - Class II (GEM2)	22,289	716,543
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)	3,803,338	12,488,282
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)	13,385,575	24,601,198
Gartmore NVIT Global Utilities Fund - Class II (GVGU2)	13,389	100,568
Gartmore NVIT Global Utilities Fund - Class III (GVGU)	462,841	3,961,535
Gartmore NVIT International Equity Fund - Class I (GIG)	717	11,986
Gartmore NVIT International Equity Fund - Class III (GIG3)	20,588,498	9,346,355
Gartmore NVIT International Equity Fund - Class VI (NVIE6)	12,667,103	2,602,729
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)	176,666	1,766,530
Gartmore NVIT Worldwide Leaders Fund - Class VI (NVGWL6)	554,318	41,913
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	101,422,422	9,555,308
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)	9,319,113	1,019,071
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	377,047	1,093,320
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	39,348,050	121,416,175
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	4,992,615	1,245,789
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	227,738,847	-
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	368,946,092	7,796,211
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	158,009,241	22,933,901
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	338,322,793	3,756,267
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	59,299,165	15,750,756
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	124,205,656	2,406,116
NVIT Core Bond Fund - Class I (NVCBD1)	3,329,612	778,312
NVIT Core Bond Fund - Class II (NVCBD2)	207,593,786	6,377,399
NVIT Core Plus Bond Fund - Class II (NVLCP2)	12,629,477	1,450,195
NVIT Fund - Class I (TRF)	2,204,042	42,051,699
NVIT Fund - Class II (TRF2)	43,692,924	190,496,946
NVIT Global Financial Services Fund - Class II (GVGF2)	5,557	202,077
NVIT Global Financial Services Fund - Class III (GVGFS)	828,041	2,320,165
NVIT Government Bond Fund - Class I (GBF)	102,389,387	193,830,516
NVIT Growth Fund - Class I (CAF)	637,153	5,757,065
NVIT Health Sciences Fund - Class II (GVGH2)	9,251	363,938
NVIT Health Sciences Fund - Class III (GVGHS)	1,248,999	2,873,781
NVIT Health Sciences Fund - Class VI (GVGH6)	4,974,580	11,188,503
NVIT International Index Fund - Class VIII (GVIX8)	5,105,940	3,126,233
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	26,194,057	79,515,968
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	57,159,279	284,170
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	110,377,865	238,560
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	93,631,922	22,349,423
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	193,429,827	47,100,922
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	106,428,362	125,896,451
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	90,066,915	31,178,663
NVIT Leaders Fund - Class III (GVUSL)	233,654	2,087,564
NVIT Mid Cap Index Fund - Class I (MCIF)	12,514,356	15,666,531
NVIT Money Market Fund - Class I (SAM)	167,202,107	356,514,536
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	44,049,770	4,178,716
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	30,908,969	47,913,327
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	17,307	476,427
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	646,866	7,072,563
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)	9,074,945	215,291,346
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	3,330,392	289,092
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	140,163,991	8,368,642
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	34,287,100	3,479,865
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	188,960,239	14,145,299
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	69,321,024	27,669,545
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	194,449,153	111,923,272
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	560,944	1,511,482
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	1,572,324	2,992,319
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	821,383	15,120,188
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	7,217,945	6,528,711
NVIT Multi-Manager Small Company Fund - Class I (SCF)	812,421	24,859,561
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	3,933,168	75,167,707
NVIT Multi-Sector Bond Fund - Class I (MSBF)	28,530,698	13,520,742
NVIT Short Term Bond Fund - Class II (NVSTB2)	67,812,111	8,178,249
NVIT Technology & Communications Fund - Class I (GGTC)	-	33,764
NVIT Technology & Communications Fund - Class II (GGTC2)	203	192,747
NVIT Technology & Communications Fund - Class III (GGTC3)	2,928,863	2,604,832
NVIT Technology & Communications Fund - Class VI (GGTC6)	8,936,837	5,008,331
NVIT U.S. Growth Leaders Fund - Class II (GVUG2)	2,313,910	6,771,213
NVIT U.S. Growth Leaders Fund - Class III (GVUGL)	220,293	2,076,356
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)	607,318	28,615
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)	1,540,129	10,284
Templeton NVIT International Value Fund - Class III (NVTIV3)	276,548,540	16,487,470
Van Kampen NVIT Comstock Value Fund - Class II (EIF2)	26,758,321	87,558,706
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)	59,521,390	8,181,371
Van Kampen NVIT Real Estate Fund - Class II (NVRE2)	46,023,110	4,814,980
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	60,472,294	195,027,247
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	11,239,927	3,928,409
Low Duration Portfolio - Advisor Class (PMVLAD)	157,223,712	1,888,980
V.I. Basic Value Fund - Series II (AVBV2)	5,197,348	54,104,447
V.I. Capital Appreciation Fund - Series II (AVCA2)	380,583	2,265,545
V.I. Capital Development Fund - Series II (AVCD2)	3,302,544	4,921,525
VPS Growth and Income Portfolio - Class B (ALVGIB)	445,621	3,384,502
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)	10,673,594	9,504,551
Money Market Portfolio(TM) (CHSMM)	5,624,708	14,273,632
VP Balanced Fund - Class I (ACVB)	2,631,236	11,264,360
VP Capital Appreciation Fund - Class I (ACVCA)	1,007,453	80,414,705

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

VP Income & Growth Fund - Class I (ACVIG)	1,143,862	4,765,828
VP Income & Growth Fund - Class II (ACVIG2)	416,775	1,830,936
VP Inflation Protection Fund - Class II (ACVIP2)	39,498,065	19,891,943
VP International Fund - Class I (ACVI)	643,190	30,970,641
VP International Fund - Class II (ACVI2)	62,553	2,005,635
VP International Fund - Class III (ACVI3)	608,136	20,449,702
VP International Fund - Class IV (ACVI4)	898,274	16,952,540
VP Mid Cap Value Fund - Class I (ACVMV1)	2,151,611	3,024,541
VP Mid Cap Value Fund - Class II (ACVMV2)	12,702,465	14,335,556
VP Ultra(R) Fund - Class I (ACVU1)	245,228	3,341,764
VP Ultra(R) Fund - Class II (ACVU2)	355,923	13,415,914
VP Value Fund - Class I (ACVV)	3,749,878	24,932,444
VP Value Fund - Class II (ACVV2)	8,954,439	24,312,545
VP Vista(SM) Fund - Class I (ACVVS1)	274,044	7,311,762
VP Vista(SM) Fund - Class II (ACVVS2)	1,655,731	24,586,821
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	12,495,367	13,772,890
Stock Index Fund, Inc. - Initial Shares (DSIF)	20,870,934	45,165,677
Stock Index Fund, Inc. - Service Shares (DSIFS)	16,809,629	13,676,754
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	626,132	8,955,913
Appreciation Portfolio - Initial Shares (DCAP)	3,670,042	6,102,630
Appreciation Portfolio - Service Shares (DCAPS)	6,757,040	5,391,672
Developing Leaders Portfolio - Service Shares (DVDLS)	121,999	556,212
Growth and Income Portfolio - Initial Shares (DGI)	344,989	3,302,709
Capital Appreciation Fund II - Service Shares (FCA2S)	167,460	693,838
Clover Value Fund II - Service Shares (FALFS)	148,267	579,921
Market Opportunity Fund II - Service Shares (FVMOS)	7,218,026	8,921,426
Quality Bond Fund II - Primary Shares (FQB)	3,595,513	4,060,892
Quality Bond Fund II - Service Shares (FQBS)	8,586,233	10,086,643
Contrafund Portfolio - Service Class 2 (FC2)	3,998,865	59,507,123
Equity-Income Portfolio - Initial Class (FEIP)	7,999,171	115,171,212
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)	1,361,459	5,105,611
High Income Portfolio - Initial Class (FHIP)	4,664,584	18,234,702
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)	4,222,343	39,592,717
VIP Fund - Contrafund Portfolio - Initial Class (FCP)	5,243,013	83,972,272
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)	12,373,475	21,613,686
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)	11,831,395	21,270,051
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)	1,358,162	2,023,663
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)	14,256,034	4,084,222
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)	2,169,005	2,393,556
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)	38,959,787	2,447,866
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)	1,465,205	876,697
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)	2,905,927	2,059,482
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)	559,899	2,358,464
VIP Fund - Growth Portfolio - Initial Class (FGP)	1,675,580	88,215,017
VIP Fund - Growth Portfolio - Service Class 2 (FG2)	5,261,242	9,777,131
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)	15,493,131	12,506,381
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)	13,487,016	4,874,720
VIP Fund - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)	152,350,158	68,799,555
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)	6,541,878	5,659,276
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)	20,785,787	26,726,833
VIP Fund - Overseas Portfolio - Initial Class (FOP)	1,602,548	12,662,009
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)	1,287,932	9,623,212
VIP Fund - Overseas Portfolio - Service Class 2 (FO2)	78,358	1,257,031
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)	12,317,310	7,952,532
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)	2,434,077	5,955,144
Franklin Income Securities Fund - Class 2 (FTVIS2)	18,195,558	15,505,871
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)	1,381,031	13,103,391
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)	118,050,798	47,393,973
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	7,879,432	10,825,909
Templeton Foreign Securities Fund - Class 2 (TIF2)	407,879	1,148,757
Templeton Foreign Securities Fund - Class 3 (TIF3)	42,929,803	376,185,552
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	24,374,364	19,056,704
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	8,020,726	1,240,492
Growth Portfolio - I Class Shares (AMTG)	202,145	59,879,745
Guardian Portfolio - I Class Shares (AMGP)	307,608	10,559,413
International Portfolio - S Class Shares (AMINS)	436,309	14,042,261
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	263,838	7,061,957
Partners Portfolio- I Class Shares (AMTP)	3,339,514	139,570,174
Regency Portfolio - S Class Shares (AMRS)	2,667,673	18,284,431
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	824,133	2,002,344
Socially Responsive Portfolio - I Class Shares (AMSRS)	1,024,747	7,523,119
Balanced Fund/VA - Non-Service Shares (OVMS)	159,990	20,234,662
Capital Appreciation Fund/VA - Service Class (OVCAFS)	1,924,048	9,611,152
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	621,683	9,484,419
Core Bond Fund/VA - Non-Service Shares (OVB)	717,333	17,359,032
Global Securities Fund/VA - Class 3 (OVGS3)	3,341,915	12,435,984
Global Securities Fund/VA - Class 4 (OVGS4)	4,208,286	10,936,308
Global Securities Fund/VA - Non-Service Shares (OVGS)	5,454,361	19,497,852
Global Securities Fund/VA - Service Class (OVGSS)	413,802	1,869,520
High Income Fund/VA - Class 3 (OVHI3)	556,602	898,900
High Income Fund/VA - Class 4 (OVHI4)	5,887,708	11,315,967
High Income Fund/VA - Non-Service Shares (OVHI)	-	81,745
High Income Fund/VA - Service Class (OVHIS)	10,299	4,089,346
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	947,271	3,547,717

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

Main Street Fund(R)/VA - Service Class (OVGIS)	49,190,334	121,648,635
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)	2,846,996	3,397,961
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)	59,026,317	213,592,040
MidCap Fund/VA - Non-Service Shares (OVAG)	554,199	1,785,080
Putnam VT Growth and Income Fund - IB Shares (PVGIB)	175,082	1,418,643
Putnam VT International Equity Fund - IB Shares (PVTIGB)	-	261,732
Putnam VT Voyager Fund - IB Shares (PVTVB)	1,293,539	468,115
Diversified Stock Fund Class A Shares (VYDS)	174,762	522,706
Blue Chip Growth Portfolio - II (TRBCG2)	7,087,772	208,935,088
Equity Income Portfolio - II (TREI2)	11,960,702	18,854,876
Limited-Term Bond Portfolio - II (TRLT2)	10,051,375	57,094,698
Worldwide Insurance Trust - Worldwide Bond Fund - Class R1 (VWBFR)	1,171,126	2,676,066
Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)	559,281	3,173,507
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)	6,127,510	10,040,987
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)	1,249,759	4,777,982
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)	5,174,845	8,587,653
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)	229,392	2,835,898
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)	35,579,059	1,959,180
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)	1,172,852	33,912,474
Advantage Funds Variable Trust - VT Large Company Growth Fund (WFVLCG)	332	6,698
Advantage Funds Variable Trust - VT Money Market Fund (WFVMM)	139,562	201,179
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)	4,666,621	263,150,710
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)	9,375,523	308,994
Advantage Funds Variable Trust - VT Small-Mid Cap Value Fund (WFVSMV)	630	2,230
Advantage Funds Variable Trust - VT Total Return Bond Fund (WFVTRB)	237,061	984
International Equity Flex I Portfolio (obsolete) (WIEP)	75,445	17,929,507
International Equity Flex II Portfolio (obsolete) (WVCP)	36,565	1,820,098
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)	204,225	3,473,678
Large Cap Growth Fund II (obsolete) (VFLG2)	7,593	954,331
Large Cap Value Fund II (obsolete) (VFLV2)	45,398	1,502,186
Managed Allocation Fund - Aggressive Growth II (obsolete) (MBVAG2)	83	306,327
Managed Allocation Fund - Conservative Growth II (obsolete) (MBVCG2)	38,880	281,847
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)	204,602	8,697,689
NVIT Mid Cap Growth Fund - Class II (obsolete) (SGRF2)	718,498	30,649,318
Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)	144,852	9,312,085
Variable Contracts Trust - Small Cap Value VCT Portfolio - Class I Shares (obsolete) (PISVP1)	5,704	1,459,277

Total	$6,528,661,767	$6,087,611,304

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2009. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Balanced Portfolio - Class S Shares (ALBS)
2009	0.95%	to	1.05%	18,711	$11.82	to	11.74	$220,306	2.91%	27.28%	to	27.15%
2008	0.95%	to	1.45%	18,716	9.29	to	9.04	173,104	0.00%	-32.55%	to	-32.89%
2007	0.95%	to	1.45%	23,143	13.77	to	13.47	317,270	0.00%	13.39%	to	12.82%
2006	0.95%	to	1.45%	19,445	12.14	to	11.94	235,534	0.81%	3.47%	to	2.95%
2005	0.95%	to	1.45%	37,454	11.73	to	11.6	439,160	1.78%	7.13%	to	6.59%
MidCap Growth Portfolio - Class S Shares (ALMCS)
2009	0.95%	to	1.45%	38,321	11.39	to	11.03	432,673	0.00%	49.88%	to	49.12%
2008	0.95%	to	1.45%	35,463	7.6	to	7.4	267,952	0.00%	-58.87%	to	-59.08%
2007	0.95%	to	1.80%	52,160	18.48	to	17.8	958,371	0.00%	30.02%	to	28.9%
2006	0.95%	to	1.80%	42,969	14.21	to	13.81	608,077	0.00%	8.84%	to	7.91%
2005	0.95%	to	1.80%	31,739	13.06	to	12.8	413,029	0.00%	8.5%	to	7.57%
Growth Fund - Class 1 (AFGF)
2009	1.30%			156,482	65.75			10,287,967	0.86%	37.93%
2008	1.30%			185,887	47.67			8,860,655	1.05%	-44.56%
2007	1.30%			204,499	85.98			17,582,665	0.98%	11.17%
2006	1.30%			243,531	77.34			18,835,011	0.92%	9.05%
2005	1.30%			304,890	70.93			21,624,645	0.86%	14.99%
High-Income Bond Fund - Class 1 (AFHY)
2009	1.30%			41,033	42.12			1,728,444	7.90%	37.64%
2008	1.30%			42,363	30.6			1,296,441	5.45%	-24.74%
2007	1.30%			35,586	40.66			1,446,977	10.75%	0.29%
2006	1.30%			35,506	40.54			1,439,550	4.68%	9.45%
2005	1.30%			51,290	37.04			1,899,949	5.71%	1.13%
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
2009	1.30%			42,499	31.88			1,354,789	2.60%	1.45%
2008	1.30%			48,345	31.42			1,519,125	3.08%	6.44%
2007	1.30%			49,215	29.52			1,452,853	7.14%	5.43%
2006	1.30%			62,699	28			1,755,517	3.68%	2.6%
2005	1.30%			88,729	27.29			2,421,277	3.90%	1.37%
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
2009	0.75%	to	2.65%	2,338,768	12.12	to	11.96	28,183,661	2.59%	21.17%	to	19.62%	*
Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)
2009	0.80%	to	1.40%	161,230	10.1	to	10.1	1,628,659	0.00%	1.04%	to	1.01%	*
U.S. Equity Flex I Portfolio (WSCP)
2009	0.80%	to	1.40%	2,532,513	13.36	to	13.66	34,947,501	1.16%	23.67%	to	22.92%
2008	0.80%	to	1.40%	2,973,366	10.8	to	11.11	33,357,355	0.08%	-35.12%	to	-35.52%
2007	0.80%	to	1.40%	3,619,869	16.65	to	17.24	62,919,860	0.00%	-1.63%	to	-2.23%
2006	0.80%	to	1.40%	4,550,318	16.92	to	17.63	80,816,137	0.00%	3.93%	to	3.3%
2005	0.80%	to	1.40%	5,728,799	16.28	to	17.07	98,399,267	0.00%	-3.46%	to	-4.04%
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
2009	0.80%	to	1.40%	515,602	12.14	to	11.73	6,074,214	0.00%	25.68%	to	24.92%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2009	0.95%	to	2.45%	876,368	15.02	to	14.75	13,598,156	2.79%	24.39%	to	22.51%
2008	0.95%	to	2.55%	848,549	12.08	to	11.96	10,629,343	2.43%	-16.86%	to	-18.2%
2007	0.95%	to	2.55%	908,896	14.53	to	14.63	13,784,481	2.33%	9.23%	to	7.46%
2006	0.95%	to	2.55%	946,961	13.3	to	13.61	13,298,761	2.03%	9.37%	to	7.61%
2005	0.95%	to	2.55%	889,457	12.16	to	12.65	11,543,065	1.93%	6.64%	to	4.92%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2009	0.40%	to	2.95%	7,958,375	$8.39	to	15.52	$108,881,608	0.01%	45.43%	to	41.71%
2008	0.80%	to	2.85%	6,759,021	6.45	to	11.01	62,774,776	0.01%	-44.76%	to	-45.9%
2007	0.80%	to	2.85%	4,763,489	11.67	to	20.36	70,732,848	0.18%	35.54%	to	32.72%
2006	0.80%	to	2.80%	3,715,916	8.61	to	15.37	36,031,995	0.13%	8.25%	to	6.07%
2005	0.80%	to	2.80%	4,486,139	7.95	to	14.49	39,249,662	0.01%	11.66%	to	9.41%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2009	0.80%	to	1.40%	417,666	12.87	to	12.29	5,164,464	0.00%	55.84%	to	54.9%
2008	0.80%	to	1.40%	342,194	8.26	to	7.93	2,732,234	0.09%	-44.35%	to	-44.68%
2007	0.80%	to	1.40%	394,297	14.84	to	14.34	5,684,417	0.33%	20.78%	to	20.04%
2006	0.80%	to	1.40%	411,359	12.29	to	11.94	4,935,597	0.00%	7.08%	to	6.43%
2005	0.80%	to	1.40%	465,574	11.48	to	11.22	5,242,415	0.00%	10.44%	to	9.77%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2009	0.80%	to	1.40%	566,071	4.4	to	4.15	2,364,877	0.00%	55.64%	to	54.7%
2008	0.80%	to	1.40%	628,439	2.83	to	2.68	1,696,007	0.09%	-44.42%	to	-44.76%
2007	0.80%	to	1.40%	733,774	5.09	to	4.86	3,581,793	0.31%	20.72%	to	19.99%
2006	0.80%	to	1.40%	957,855	4.22	to	4.05	3,893,993	0.00%	6.97%	to	6.32%
2005	0.80%	to	1.40%	1,331,430	3.94	to	3.81	5,087,677	0.00%	10.66%	to	9.99%
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)
2008	0.80%	to	2.60%	333,684	6.32	to	10.35	3,604,801	0.69%	-36.75%	to	-37.9%
2007	0.80%	to	2.60%	321,741	10	to	16.66	5,521,409	0.50%	-0.03%	to	3.36%	*
2006	0.95%	to	2.50%	237,661	15.64	to	16.18	3,888,158	0.15%	9.72%	to	8.01%
2005	0.95%	to	2.50%	177,552	14.26	to	14.98	2,697,907	1.32%	9.86%	to	8.15%
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2009	0.65%	to	3.25%	8,647,430	8.63	to	20.24	194,404,524	0.41%	77.91%	to	73.25%
2008	0.65%	to	3.25%	8,802,005	4.85	to	11.68	113,283,262	2.77%	-52.52%	to	-53.77%
2007	0.80%	to	3.25%	7,719,861	29.56	to	25.27	212,963,970	0.45%	27.04%	to	23.89%
2006	0.80%	to	3.25%	6,010,855	23.27	to	20.4	131,707,793	1.95%	45.53%	to	41.94%
2005	0.80%	to	2.20%	1,666,749	15.99	to	14.63	25,822,972	1.10%	30.96%	to	29.12%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2009	0.80%	to	2.15%	602,788	14.15	to	31.6	9,534,039	0.41%	77.64%	to	75.22%
2008	0.80%	to	2.15%	711,183	7.97	to	18.03	6,402,172	2.65%	-52.61%	to	-53.26%
2007	0.80%	to	2.15%	879,729	16.81	to	38.58	16,732,189	0.44%	26.99%	to	25.25%
2006	0.80%	to	2.15%	1,090,672	13.24	to	30.8	16,201,270	1.82%	45.46%	to	43.49%
2005	0.80%	to	2.45%	1,379,274	9.1	to	21.28	14,034,749	0.98%	30.89%	to	28.72%
Investors Growth Stock Series - Service Class (MIGSC)
2009	0.95%	to	2.80%	996,255	11.67	to	11.37	13,426,951	0.45%	37.77%	to	35.2%
2008	0.95%	to	2.80%	1,184,843	8.47	to	8.41	11,622,597	0.30%	-37.58%	to	-38.75%
2007	0.95%	to	3.15%	1,427,758	13.57	to	13.5	22,610,416	0.09%	9.96%	to	7.51%
2006	0.95%	to	3.15%	1,642,788	12.34	to	12.55	23,833,223	0.00%	6.29%	to	3.93%
2005	0.95%	to	3.15%	1,866,912	11.61	to	12.08	25,659,631	0.14%	3.24%	to	0.95%
Value Series - Service Class (MVFSC)
2009	0.65%	to	3.25%	22,272,897	8.33	to	12.93	339,364,913	1.18%	21.66%	to	18.47%
2008	0.80%	to	3.05%	5,622,918	7.91	to	11.04	71,657,666	1.02%	-33.28%	to	-34.8%
2007	0.80%	to	3.15%	4,556,477	11.85	to	16.86	87,844,770	0.73%	6.73%	to	4.19%
2006	0.80%	to	3.15%	3,466,377	11.1	to	16.18	63,110,866	0.70%	11.02%	to	16.72%	*
2005	1.10%	to	3.15%	1,732,243	15.74	to	13.86	26,565,220	0.77%	5.3%	to	3.12%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2009	0.80%	to	1.40%	199,374	$10.59	to	10.35	$2,069,531	9.61%	8.77%	to	8.11%
2008	0.80%	to	1.40%	312,617	9.73	to	9.58	2,999,638	4.42%	-10.92%	to	-11.46%
2007	1.30%	to	1.40%	328,510	10.83	to	10.82	3,557,887	4.01%	4.08%	to	3.97%
2006	0.80%	to	1.40%	136,094	10.44	to	10.4	1,416,424	1.17%	4.45%	to	4.03%	*
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2009	0.95%	to	3.05%	2,319,135	11.15	to	9.59	24,504,304	12.99%	8.34%	to	6.05%
2008	0.65%	to	3.25%	22,132,369	8.92	to	8.94	214,874,888	4.27%	-11.04%	to	-13.37%
2007	0.95%	to	3.25%	25,887,057	11.6	to	10.32	286,272,488	3.60%	4.21%	to	1.78%
2006	0.95%	to	3.25%	10,572,601	11.13	to	10.14	113,144,737	3.36%	2.58%	to	0.2%
2005	0.95%	to	2.90%	1,959,026	10.85	to	10.22	20,680,370	2.78%	2.95%	to	0.93%
Emerging Markets Debt Portfolio - Class I (MSEM)
2009	0.80%	to	1.40%	206,910	22.88	to	21.22	4,430,726	8.01%	29.17%	to	28.39%
2008	0.80%	to	1.40%	256,891	17.71	to	16.52	4,280,827	7.11%	-15.66%	to	-16.17%
2007	0.80%	to	1.40%	351,451	21	to	19.71	6,980,725	7.33%	5.68%	to	5.03%
2006	0.80%	to	1.40%	498,158	19.88	to	18.77	9,413,461	8.31%	9.92%	to	9.26%
2005	0.80%	to	1.40%	725,492	18.08	to	17.18	12,534,982	7.55%	11.36%	to	10.68%
Emerging Markets Debt Portfolio - Class II (MSEMB)
2009	1.10%	to	2.15%	72,537	19.03	to	17.66	1,345,283	7.91%	28.68%	to	27.32%
2008	1.10%	to	2.15%	91,031	14.79	to	13.87	1,317,461	7.10%	-15.92%	to	-16.81%
2007	1.10%	to	2.15%	113,859	17.59	to	16.68	1,965,340	7.38%	5.22%	to	4.1%
2006	1.10%	to	2.15%	145,536	16.72	to	16.02	2,396,495	8.35%	9.59%	to	8.43%
2005	1.10%	to	2.45%	171,015	15.26	to	14.64	2,577,975	7.16%	10.91%	to	9.4%
U.S. Real Estate Portfolio - Class I (MSVRE)
2008	0.80%	to	1.40%	2,056,027	30.32	to	28.44	59,067,311	3.36%	-38.39%	to	-38.77%
2007	0.80%	to	1.40%	2,592,043	49.21	to	46.45	121,497,196	1.18%	-17.74%	to	-18.24%
2006	0.80%	to	1.40%	3,810,701	59.82	to	56.82	218,265,572	1.07%	36.94%	to	36.12%
2005	0.80%	to	1.40%	4,368,496	43.68	to	41.74	183,618,271	1.20%	16.12%	to	15.42%
U.S. Real Estate Portfolio - Class II (MSVREB)
2009	1.35%			27	17.96			485	5.06%	26.76%
2008	0.95%	to	2.80%	3,061,013	11.91	to	12.96	42,791,166	2.76%	-38.64%	to	-39.8%
2007	0.95%	to	2.70%	3,568,905	19.41	to	21.64	81,882,876	1.04%	-18.06%	to	-19.52%
2006	0.95%	to	2.80%	4,145,461	23.69	to	26.78	116,700,717	0.94%	36.36%	to	33.83%
2005	0.95%	to	2.70%	3,310,194	17.37	to	20.07	68,799,980	1.14%	15.65%	to	13.61%
Managed Allocation Fund - Moderate Growth II (VFMG2)
2009	1.15%	to	2.35%	407,960	11.11	to	10.37	4,554,149	0.01%	24.18%	to	22.67%
2008	1.15%	to	2.60%	567,913	8.95	to	8.36	5,101,299	1.30%	-29.89%	to	-30.92%
2007	1.15%	to	2.60%	651,956	12.76	to	12.1	8,384,121	2.05%	5.65%	to	4.1%
2006	1.15%	to	2.60%	703,592	12.08	to	11.62	8,580,243	2.61%	9.15%	to	7.56%
2005	1.15%	to	2.60%	659,109	11.07	to	10.81	7,392,704	1.78%	2.8%	to	1.3%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
2009	0.80.%	to	2.40%	155,699	11.36	to	11.24	1,760,194	6.49%	13.58%	to	12.35%	*
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2009	0.80%	to	1.40%	5,595	12.5	to	12.45	69,699	1.43%	24.97%	to	24.47%	*
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2009	1.10%	to	2.75%	349,190	12.46	to	12.32	4,337,527	1.09%	24.59%	to	23.2%	*
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2009	0.65%	to	3.35%	138,502,206	8.64	to	8.56	1,265,434,415	0.08%	22.61%	to	19.18%
2008	0.80%	to	3.10%	81,161,084	7.7	to	7.23	609,557,811	3.17%	-30.34%	to	-31.96%
2007	0.80%	to	2.95%	42,263,897	11.06	to	10.66	460,727,179	2.72%	5.29%	to	2.99%
2006	0.80%	to	2.70%	12,975,664	10.5	to	10.37	135,528,888	3.29%	5.01%	to	3.67%	*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
American Funds NVIT Bond Fund - Class II (GVABD2)
2009	0.75%	to	3.35%	50,794,802	$9.98	to	9.68	$521,115,164	0.36%	11.31%	to	8.39%
2008	0.80%	to	3.10%	33,032,987	9.57	to	8.99	306,925,600	7.38%	-10.59%	to	-12.67%
2007	0.80%	to	2.95%	12,421,457	10.71	to	10.32	130,936,805	8.10%	2.15%	to	-0.07%
2006	1.05%	to	2.70%	1,749,769	10.47	to	10.35	18,258,647	0.44%	4.65%	to	3.49%	*
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2009	0.75%	to	3.30%	8,693,755	8.75	to	9.53	88,480,893	0.00%	40.54%	to	36.93%
2008	0.75%	to	3.05%	6,969,825	6.22	to	7	50,870,236	2.90%	-39.1%	to	-40.51%
2007	0.80%	to	3.05%	5,365,947	12.23	to	11.78	64,844,710	2.79%	13.44%	to	10.86%
2006	0.80%	to	2.50%	2,159,481	10.78	to	10.66	23,167,616	0.10%	7.85%	to	6.62%	*
American Funds NVIT Growth Fund - Class II (GVAGR2)
2009	0.75%	to	3.30%	16,804,221	7.75	to	7.94	142,381,453	0.00%	37.74%	to	34.2%
2008	0.65%	to	3.25%	15,955,035	5.63	to	5.92	98,887,216	2.18%	-44.58%	to	-46.03%
2007	0.80%	to	3.25%	11,269,769	11.44	to	10.98	127,268,601	0.71%	11%	to	8.24%
2006	0.80%	to	3.10%	4,677,116	10.31	to	10.15	47,960,489	1.16%	3.09%	to	1.5%	*
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2009	0.75%	to	3.35%	64,562,256	8.08	to	7.29	491,918,665	0.00%	29.71%	to	26.15%
2008	0.80%	to	3.10%	38,038,535	6.05	to	5.81	225,395,652	3.41%	-38.56%	to	-39.99%
2007	0.80%	to	2.95%	8,176,408	9.84	to	9.7	79,871,976	2.28%	-1.61%	to	-3.04%	*
Federated NVIT High Income Bond Fund - Class I (HIBF)
2009	0.95%	to	2.35%	689,492	13.67	to	13.88	10,134,551	9.64%	44.61%	to	42.57%
2008	0.95%	to	2.35%	833,712	9.45	to	9.73	8,523,732	8.79%	-28.67%	to	-29.68%
2007	0.95%	to	2.35%	1,099,805	13.25	to	13.84	15,862,330	7.26%	2.15%	to	0.7%
2006	0.95%	to	2.35%	1,370,433	12.98	to	13.75	19,466,090	6.92%	9.56%	to	8.01%
2005	0.95%	to	2.35%	1,835,081	11.84	to	12.73	23,862,058	7.21%	1.41%	to	-0.02%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2009	0.75%	to	2.80%	6,014,764	10.4	to	11.07	70,825,989	9.70%	44.98%	to	41.99%
2008	0.80%	to	2.75%	3,688,239	7.78	to	7.81	30,220,484	8.86%	-28.67%	to	-30.08%
2007	0.80%	to	2.80%	3,534,655	10.9	to	11.15	40,885,129	8.09%	2.34%	to	0.26%
2006	0.80%	to	2.45%	2,697,783	10.65	to	11.19	30,684,739	7.38%	6.54%	to	7.9%	*
2005	0.95%	to	2.35%	1,650,804	10.47	to	10.38	17,226,530	8.47%	4.74%	to	3.76%	*
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
2009	0.80%	to	1.40%	25,866	23.62	to	22.34	580,996	1.17%	62.01%	to	61.03%
2008	0.80%	to	1.40%	33,579	14.58	to	13.87	468,183	1.15%	-58.1%	to	-58.36%
2007	0.80%	to	1.40%	40,673	34.8	to	33.31	1,361,399	0.67%	44.41%	to	43.53%
2006	0.80%	to	1.40%	52,896	24.1	to	23.21	1,232,735	0.66%	35.63%	to	34.81%
2005	0.80%	to	1.40%	71,734	17.77	to	17.21	1,239,682	0.59%	31.58%	to	30.79%
Gartmore NVIT Emerging Markets Fund - Class II (GEM2)
2009	1.10%	to	2.45%	66,147	33.93	to	30.87	2,165,809	1.16%	61.29%	to	59.09%
2008	1.10%	to	2.45%	88,202	21.04	to	19.41	1,800,059	0.82%	-58.39%	to	-58.96%
2007	1.10%	to	2.45%	134,775	50.56	to	47.29	6,651,015	0.42%	43.59%	to	41.62%
2006	1.10%	to	2.45%	171,105	35.22	to	33.39	5,894,605	0.52%	34.82%	to	32.99%
2005	1.10%	to	2.45%	229,328	26.12	to	25.11	5,880,895	0.39%	30.88%	to	29.1%
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
2009	0.80%	to	1.40%	1,637,414	25.84	to	24.66	40,653,617	1.30%	62.18%	to	61.2%
2008	0.80%	to	1.40%	1,827,343	15.93	to	15.3	28,122,168	1.09%	-58.17%	to	-58.42%
2007	0.80%	to	1.40%	2,599,261	38.08	to	36.8	96,119,470	0.68%	44.38%	to	43.5%
2006	0.80%	to	1.40%	2,337,802	26.38	to	25.64	60,183,472	0.78%	35.55%	to	34.74%
2005	0.80%	to	1.40%	2,370,880	19.46	to	19.03	45,251,879	0.50%	31.6%	to	30.8%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)
2009	0.75%	to	2.80%	2,858,691	$6.91	to	18.26	$54,764,422	1.12%	61.87%	to	58.52%
2008	0.75%	to	2.80%	2,681,445	4.27	to	11.52	32,388,303	0.99%	-58.18%	to	-59.05%
2007	0.95%	to	2.80%	3,749,821	13.46	to	28.12	109,631,081	0.59%	34.62%	to	41.36%	*
2006	1.10%	to	2.80%	2,839,512	20.83	to	19.89	58,358,811	0.62%	35.06%	to	32.74%
2005	1.10%	to	2.75%	1,795,459	15.42	to	15	27,469,297	0.51%	31.03%	to	28.86%
Gartmore NVIT Global Utilities Fund - Class II (GVGU2)
2009	1.15%	to	2.10%	18,909	19.01	to	17.79	350,603	3.61%	6.47%	to	5.45%
2008	1.15%	to	2.10%	23,118	17.85	to	16.87	404,326	2.63%	-33.94%	to	-34.57%
2007	0.95%	to	2.10%	35,923	25.25	to	25.78	952,362	2.10%	18.91%	to	17.53%
2006	0.95%	to	2.10%	46,958	21.23	to	21.94	1,053,325	2.21%	36.03%	to	34.45%
2005	0.95%	to	2.10%	54,377	15.61	to	16.32	902,655	1.71%	5.18%	to	3.96%
Gartmore NVIT Global Utilities Fund - Class III (GVGU)
2009	0.80%	to	1.40%	217,412	16.85	to	16.08	3,517,625	3.67%	7.11%	to	6.47%
2008	0.80%	to	1.40%	340,376	15.73	to	15.1	5,166,421	2.86%	-33.44%	to	-33.84%
2007	0.80%	to	1.40%	549,810	23.63	to	22.83	12,602,303	2.41%	19.42%	to	18.7%
2006	0.80%	to	1.40%	703,436	19.78	to	19.23	13,573,005	2.45%	36.49%	to	35.67%
2005	0.80%	to	1.40%	442,364	14.49	to	14.18	6,284,975	2.27%	5.63%	to	4.99%
Gartmore NVIT International Equity Fund - Class I (GIG)
2009	0.80%	to	1.40%	6,007	11.09	to	10.49	63,507	1.18%	28.68%	to	27.91%
2008	0.80%	to	1.40%	7,437	8.62	to	8.2	61,400	1.38%	-46.49%	to	-46.81%
2007	0.80%	to	1.40%	7,935	16.11	to	15.42	123,047	0.38%	26.12%	to	25.36%
2006	0.80%	to	1.40%	10,735	12.77	to	12.3	133,086	1.00%	31.9%	to	31.11%
2005	0.80%	to	1.40%	15,486	9.68	to	9.38	146,183	0.96%	29.17%	to	28.39%
Gartmore NVIT International Equity Fund - Class III (GIG3)
2009	0.80%	to	1.40%	2,072,015	17.56	to	16.76	34,894,818	0.69%	28.63%	to	27.86%
2008	0.80%	to	1.40%	1,123,906	13.65	to	13.11	14,805,125	1.25%	-46.47%	to	-46.8%
2007	0.80%	to	1.40%	1,528,618	25.5	to	24.63	37,816,487	0.44%	26.13%	to	25.36%
2006	0.80%	to	1.40%	1,396,070	20.21	to	19.65	27,532,803	1.27%	31.89%	to	31.1%
2005	0.80%	to	1.40%	847,716	15.33	to	14.99	12,738,956	0.74%	29.14%	to	28.36%
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2009	0.40%	to	2.75%	2,369,404	7.35	to	6.81	16,443,478	0.61%	28.93%	to	25.89%
2008	1.10%	to	2.60%	510,631	5.47	to	5.41	2,781,264	1.52%	-45.33%	to	-45.88%	*
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
2009	0.80%	to	1.40%	186,700	13.99	to	13.51	2,534,945	1.02%	24%	to	23.25%
2008	0.80%	to	1.40%	249,753	11.28	to	10.96	2,748,870	0.67%	-44.77%	to	-45.11%
2007	0.80%	to	1.40%	376,901	20.42	to	19.97	7,550,213	0.49%	18.98%	to	18.25%
2006	0.80%	to	1.40%	384,266	17.17	to	16.89	6,502,021	0.82%	24.81%	to	24.06%
2005	0.80%	to	1.40%	219,580	13.75	to	13.62	2,992,804	0.44%	18.39%	to	17.67%
Gartmore NVIT Worldwide Leaders Fund - Class VI (NVGWL6)
2009	1.10%	to	2.50%	41,212	13.32	to	13.19	546,984	0.90%	33.18%	to	31.92%	*
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2009	0.80%	to	1.40%	13,158,118	7.82	to	7.74	101,993,343	0.18%	51.74%	to	50.82%
2008	1.30%	to	1.40%	12,714	5.14	to	5.13	65,309	0.00%	-48.63%	to	-48.66%	*
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2009	0.75%	to	2.75%	1,491,186	7.79	to	7.53	11,436,241	0.00%	51.82%	to	48.76%
2008	1.10%	to	2.75%	165,613	5.12	to	5.06	843,322	0.00%	-48.84%	to	-49.41%	*
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2009	0.80%	to	1.40%	202,450	8.02	to	7.94	1,609,379	0.49%	30.48%	to	29.69%
2008	0.80%	to	1.40%	255,949	6.15	to	6.12	1,567,453	0.43%	-38.55%	to	-38.8%	*
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2009	0.65%	to	3.25%	35,752,844	8.02	to	7.67	281,271,459	0.41%	30.42%	to	27%
2008	0.65%	to	3.25%	41,560,970	6.15	to	6.04	253,618,648	0.39%	-38.5%	to	-39.59%	*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2009	0.80%	to	2.60%	1,320,362	$8.18	to	7.93	$10,654,779	0.99%	28.16%	to	25.84%
2008	0.80%	to	2.60%	688,094	6.38	to	6.3	4,366,517	1.64%	-36.21%	to	-36.99%	*
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2009	0.80%	to	3.10%	45,054,749	9.45	to	9.08	418,125,250	2.30%	18.86%	to	16.11%
2008	1.10%	to	3.10%	17,964,614	7.93	to	7.82	141,470,743	1.93%	-20.7%	to	-21.77%	*
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2009	0.80%	to	3.00%	61,562,208	8.89	to	8.57	540,299,784	1.96%	23.17%	to	20.44%
2008	0.80%	to	2.95%	15,353,953	7.22	to	7.12	110,154,375	1.75%	-27.78%	to	-28.83%	*
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2009	1.10%	to	3.05%	19,312,567	10.15	to	9.82	194,470,746	3.10%	11.78%	to	9.57%
2008	1.10%	to	2.95%	5,226,256	9.08	to	8.97	47,264,496	2.21%	-9.18%	to	-10.32%	*
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2009	0.80%	to	2.95%	54,968,785	9.17	to	8.84	498,076,084	2.23%	20.97%	to	18.35%
2008	0.80%	to	2.95%	13,903,119	7.58	to	7.47	104,822,308	1.77%	-24.19%	to	-25.29%	*
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2009	0.80%	to	2.70%	21,578,200	8.61	to	8.34	183,374,699	1.47%	25.57%	to	23.16%
2008	1.10%	to	2.70%	14,026,096	6.84	to	6.77	95,660,793	1.72%	-31.56%	to	-32.31%	*
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2009	0.80%	to	2.95%	18,399,363	9.72	to	9.37	176,473,619	2.81%	16.74%	to	14.21%
2008	1.10%	to	2.95%	4,777,489	8.31	to	8.21	39,524,433	1.94%	-16.89%	to	-17.93%	*
NVIT Core Bond Fund - Class I (NVCBD1)
2009	0.80%	to	1.40%	279,023	10.67	to	10.57	2,952,194	3.81%	7.91%	to	7.26%
2008	1.30%	to	1.40%	42,991	9.86	to	9.85	423,815	3.07%	-1.41%	to	-1.48%	*
NVIT Core Bond Fund - Class II (NVCBD2)
2009	0.40%	to	3.25%	19,490,331	10.87	to	10.2	203,646,838	3.50%	8.16%	to	5.06%
2008	1.05%	to	2.70%	279,918	9.85	to	9.74	2,747,847	3.51%	-1.46%	to	-2.56%	*
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2009	0.80%	to	2.70%	1,213,629	11.41	to	11.05	13,649,167	5.17%	15.5%	to	13.29%
2008	0.80%	to	2.70%	224,113	9.88	to	9.75	2,199,217	2.74%	-1.24%	to	-2.5%	*
NVIT Fund - Class I (TRF)
2009	0.80%	to	1.40%	3,250,148	18.16	to	20.33	147,253,756	1.33%	25.09%	to	24.33%
2008	0.80%	to	1.40%	3,836,090	14.51	to	16.35	139,622,623	1.38%	-42.02%	to	-42.37%
2007	0.80%	to	1.40%	4,753,992	25.03	to	28.38	292,472,857	1.05%	7.31%	to	6.66%
2006	0.80%	to	1.40%	5,881,078	23.33	to	26.61	329,928,198	1.04%	12.72%	to	12.04%
2005	0.80%	to	1.40%	7,471,589	20.7	to	23.75	359,061,978	0.87%	6.58%	to	5.94%
NVIT Fund - Class II (TRF2)
2009	0.65%	to	3.25%	23,090,202	7.45	to	10.26	283,628,433	1.14%	24.74%	to	21.48%
2008	0.65%	to	3.25%	28,046,162	5.97	to	8.44	280,666,419	1.23%	-41.99%	to	-43.51%
2007	0.95%	to	3.25%	23,169,599	10.1	to	14.95	404,959,033	0.93%	1.03%	to	4.37%	*
2006	1.10%	to	3.25%	11,257,455	16.96	to	14.32	185,406,908	0.96%	12.16%	to	9.73%
2005	1.10%	to	2.95%	1,503,114	15.12	to	13.16	22,317,067	0.68%	5.87%	to	3.89%
NVIT Global Financial Services Fund - Class II (GVGF2)
2009	0.95%	to	2.15%	47,904	12.37	to	13.9	694,038	0.89%	30.29%	to	28.71%
2008	0.95%	to	2.15%	55,720	9.49	to	10.8	623,060	1.65%	-46.85%	to	-47.5%
2007	0.95%	to	2.15%	65,660	17.86	to	20.57	1,389,160	2.84%	-2.35%	to	-3.54%
2006	0.95%	to	2.30%	85,448	18.29	to	21.2	1,862,421	1.63%	18.95%	to	17.33%
2005	0.95%	to	2.30%	91,491	15.38	to	18.07	1,683,814	1.68%	9.74%	to	8.25%
NVIT Global Financial Services Fund - Class III (GVGFS)
2009	0.80%	to	1.40%	176,927	13.1	to	12.5	2,227,534	1.11%	30.88%	to	30.08%
2008	0.80%	to	1.40%	212,769	10.01	to	9.61	2,057,788	2.14%	-46.64%	to	-46.97%
2007	0.80%	to	1.40%	168,520	18.76	to	18.13	3,068,547	3.09%	-1.92%	to	-2.51%
2006	0.80%	to	1.40%	230,182	19.13	to	18.59	4,294,613	2.27%	19.38%	to	18.66%
2005	0.80%	to	1.40%	235,707	16.02	to	15.67	3,701,998	1.28%	10.28%	to	9.62%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
NVIT Government Bond Fund - Class I (GBF)
2009	0.65%	to	3.25%	43,318,770	$11	to	10.54	$603,120,896	3.35%	2.02%	to	-0.65%
2008	0.65%	to	3.25%	51,150,296	10.78	to	10.61	710,154,637	4.30%	7.02%	to	4.22%
2007	0.80%	to	3.25%	42,800,012	18.15	to	10.18	579,531,623	4.58%	6.3%	to	3.66%
2006	0.80%	to	3.25%	24,042,781	17.07	to	9.82	364,128,878	4.10%	2.52%	to	-0.01%
2005	0.80%	to	2.95%	14,001,716	16.65	to	9.9	277,933,074	3.61%	2.44%	to	0.23%
NVIT Growth Fund - Class I (CAF)
2009	0.80%	to	1.40%	2,234,563	13.21	to	14.44	35,566,596	0.55%	32.4%	to	31.6%
2008	0.80%	to	1.40%	2,568,010	9.98	to	10.98	31,041,966	0.27%	-39.2%	to	-39.57%
2007	0.80%	to	1.40%	3,094,521	16.41	to	18.16	61,757,970	0.17%	18.58%	to	17.86%
2006	0.80%	to	1.40%	3,637,231	13.84	to	15.41	61,410,149	0.05%	5.32%	to	4.69%
2005	0.80%	to	1.40%	4,490,233	13.14	to	14.72	72,042,518	0.08%	5.65%	to	5.01%
NVIT Health Sciences Fund - Class II (GVGH2)
2009	0.95%	to	2.40%	84,308	12.16	to	14.17	1,265,201	0.14%	17.71%	to	15.99%
2008	0.95%	to	2.40%	104,433	10.33	to	12.22	1,341,247	0.10%	-26.11%	to	-27.19%
2007	0.95%	to	2.40%	124,698	13.98	to	16.78	2,178,340	0.01%	11.85%	to	10.2%
2006	0.95%	to	2.40%	146,024	12.5	to	15.23	2,295,803	0.00%	1.46%	to	-0.02%
2005	0.95%	to	2.40%	164,699	12.32	to	15.23	2,566,533	0.00%	7.16%	to	5.6%
NVIT Health Sciences Fund - Class III (GVGHS)
2009	0.80%	to	1.40%	342,864	13	to	12.41	4,280,780	0.29%	18.16%	to	17.45%
2008	0.80%	to	1.40%	425,425	11.01	to	10.57	4,518,907	0.27%	-25.83%	to	-26.28%
2007	0.80%	to	1.40%	476,539	14.84	to	14.34	6,861,700	0.07%	12.32%	to	11.63%
2006	0.80%	to	1.40%	539,659	13.21	to	12.84	6,954,737	0.00%	1.88%	to	1.27%
2005	0.80%	to	1.40%	681,589	12.97	to	12.68	8,666,245	0.00%	7.56%	to	6.91%
NVIT Health Sciences Fund - Class VI (GVGH6)
2009	0.95%	to	2.75%	1,400,047	10.46	to	9.43	14,121,966	0.15%	17.83%	to	15.69%
2008	0.95%	to	2.60%	1,764,395	8.88	to	8.21	15,216,848	0.03%	-26.15%	to	-27.38%
2007	0.95%	to	2.60%	1,289,936	12.03	to	11.31	15,179,536	0.06%	11.9%	to	10.02%
2006	0.95%	to	2.50%	1,150,570	10.75	to	10.31	12,177,962	0.00%	1.45%	to	-0.14%
2005	0.95%	to	2.75%	981,490	10.59	to	10.28	10,290,290	0.00%	7.21%	to	5.27%
NVIT International Index Fund - Class VIII (GVIX8)
2009	0.80%	to	2.75%	1,437,538	8.52	to	7.92	11,902,303	2.84%	27.58%	to	25.07%
2008	0.80%	to	2.75%	996,023	6.68	to	6.33	6,515,309	1.84%	-43.55%	to	-44.66%
2007	0.80%	to	2.60%	994,418	11.83	to	11.48	11,613,924	1.36%	8.51%	to	6.53%
2006	0.80%	to	2.50%	344,723	10.9	to	10.78	3,735,515	1.44%	9.05%	to	7.8%	*
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2009	0.80%	to	3.10%	25,390,427	12.62	to	12.71	372,961,401	1.08%	26.19%	to	23.26%
2008	0.80%	to	3.10%	28,976,150	10	to	10.31	340,600,981	2.05%	-37.35%	to	-38.81%
2007	0.80%	to	3.10%	31,376,425	15.96	to	16.85	595,372,007	1.99%	5.11%	to	2.66%
2006	0.80%	to	3.15%	31,476,825	15.19	to	16.39	574,617,190	2.05%	15.94%	to	13.2%
2005	0.80%	to	3.15%	28,651,809	13.1	to	14.48	456,283,327	2.09%	7.07%	to	4.54%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2009	0.75%	to	3.05%	5,086,185	11.58	to	11.4	58,589,875	1.75%	15.82%	to	14.02%	*
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2009	0.65%	to	2.65%	9,516,319	12.15	to	11.99	114,993,475	1.84%	21.52%	to	19.88%	*
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2009	0.65%	to	2.85%	23,544,842	10.22	to	10.85	283,709,134	1.88%	8.38%	to	5.98%
2008	0.65%	to	2.90%	17,322,335	9.43	to	10.21	194,173,796	3.48%	-6.63%	to	-8.75%
2007	0.80%	to	2.90%	12,824,884	12.51	to	11.19	155,324,013	3.57%	4.53%	to	2.31%
2006	0.80%	to	2.90%	11,627,252	11.96	to	10.94	135,903,498	3.06%	5.32%	to	3.09%
2005	0.80%	to	2.90%	10,630,963	11.36	to	10.61	119,046,011	2.93%	2.48%	to	0.32%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2009	0.65%	to	3.25%	159,101,261	$9.17	to	11.66	$2,150,669,858	1.54%	18.36%	to	15.26%
2008	0.65%	to	3.25%	149,844,350	7.75	to	10.12	1,725,868,410	2.83%	-23.7%	to	-25.69%
2007	0.75%	to	3.25%	145,018,915	10.15	to	13.62	2,213,097,547	2.80%	1.55%	to	2.21%	*
2006	0.80%	to	3.25%	119,084,540	13.55	to	13.32	1,748,946,215	2.59%	10.46%	to	7.74%
2005	0.80%	to	3.25%	68,034,438	12.27	to	12.36	912,007,522	2.38%	4.5%	to	1.93%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2009	0.65%	to	3.15%	99,614,695	8.58	to	12.41	1,442,819,680	1.32%	23.58%	to	20.47%
2008	0.65%	to	3.25%	102,697,193	6.95	to	10.24	1,214,743,220	2.48%	-31.84%	to	-33.62%
2007	0.80%	to	3.25%	100,235,949	15.31	to	15.43	1,754,174,386	2.38%	5.3%	to	2.68%
2006	0.80%	to	3.25%	84,334,918	14.54	to	15.03	1,411,443,294	2.32%	13.63%	to	10.83%
2005	0.80%	to	3.25%	54,186,761	12.79	to	13.56	803,417,643	2.25%	6.22%	to	3.6%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2009	0.65%	to	3.20%	46,770,342	9.73	to	11.21	598,037,127	1.73%	13.82%	to	10.9%
2008	0.65%	to	3.20%	42,212,488	8.55	to	10.11	478,690,281	3.20%	-15.6%	to	-17.76%
2007	0.80%	to	3.00%	37,093,457	13.43	to	12.41	505,146,597	3.22%	5.01%	to	2.67%
2006	0.80%	to	3.00%	26,410,052	12.79	to	12.09	346,803,038	2.80%	7.56%	to	5.18%
2005	0.80%	to	3.00%	21,337,805	11.89	to	11.49	262,262,110	2.75%	3.65%	to	1.36%
NVIT Leaders Fund - Class III (GVUSL)
2009	0.80%	to	1.40%	257,511	11.35	to	10.83	2,809,711	0.84%	32.82%	to	32.02%
2008	0.80%	to	1.40%	344,880	8.54	to	8.2	2,847,343	0.77%	-50.34%	to	-50.64%
2007	0.80%	to	1.40%	397,523	17.2	to	16.62	6,641,009	1.16%	10.66%	to	9.99%
2006	0.80%	to	1.40%	416,108	15.55	to	15.11	6,311,879	0.74%	15.2%	to	14.5%
2005	0.80%	to	1.40%	335,241	13.49	to	13.2	4,438,380	1.75%	9.42%	to	8.76%
NVIT Mid Cap Index Fund - Class I (MCIF)
2009	0.80%	to	3.05%	5,707,255	14.59	to	14.3	88,938,969	0.99%	35.66%	to	32.58%
2008	0.80%	to	3.05%	5,965,468	10.76	to	10.79	67,891,140	1.25%	-36.97%	to	-38.41%
2007	0.80%	to	3.05%	6,776,727	17.07	to	17.51	121,741,631	1.44%	6.69%	to	4.26%
2006	0.80%	to	2.95%	7,922,124	16	to	16.86	132,450,412	1.14%	9.01%	to	6.66%
2005	0.80%	to	3.00%	9,202,373	14.67	to	15.79	140,639,610	1.01%	11.2%	to	8.75%
NVIT Money Market Fund - Class I (SAM)
2009	0.40%	to	3.30%	47,298,089	10.13	to	9.23	611,884,145	0.05%	-0.36%	to	-3.26%
2008	0.65%	to	3.25%	58,886,454	10.2	to	9.57	801,127,428	1.98%	1.39%	to	-1.26%
2007	0.80%	to	3.25%	46,091,872	14.17	to	9.69	640,751,455	4.69%	3.95%	to	1.37%
2006	0.80%	to	3.25%	30,582,760	13.64	to	9.56	454,065,260	4.85%	3.7%	to	1.14%
2005	0.80%	to	2.90%	25,994,392	13.15	to	9.55	403,550,772	2.81%	1.85%	to	-0.3%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2009	0.80%	to	1.40%	5,811,834	8.27	to	8.18	47,623,886	0.86%	35.37%	to	34.55%
2008	0.80%	to	1.40%	236,983	6.11	to	6.08	1,442,366	0.11%	-38.93%	to	-39.17%	*
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2009	0.65%	to	3.25%	33,492,360	8.25	to	7.89	271,002,647	1.03%	35.22%	to	31.68%
2008	0.65%	to	3.25%	33,672,563	6.1	to	5.99	203,779,302	0.00%	-39.02%	to	-40.09%	*
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2009	0.95%	to	2.15%	70,793	12.94	to	14.06	1,032,142	1.79%	28.28%	to	26.72%
2008	0.95%	to	2.20%	93,231	10.09	to	11.08	1,064,102	1.54%	-46.99%	to	-47.74%
2007	0.95%	to	2.30%	114,548	19.03	to	21.03	2,483,741	1.68%	1.73%	to	0.33%
2006	0.95%	to	2.30%	138,583	18.71	to	20.96	2,966,966	1.79%	21.24%	to	19.6%
2005	0.95%	to	2.30%	159,058	15.43	to	17.53	2,822,637	1.12%	10.73%	to	9.22%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2009	0.80%	to	1.40%	567,848	$15.64	to	15.02	$8,573,083	2.08%	28.8%	to	28.02%
2008	0.80%	to	1.40%	801,982	12.15	to	11.74	9,450,119	1.71%	-46.76%	to	-47.09%
2007	0.80%	to	1.40%	1,163,407	22.81	to	22.18	25,890,831	2.19%	2.1%	to	1.48%
2006	0.80%	to	1.40%	1,414,407	22.34	to	21.85	30,988,347	2.04%	21.77%	to	21.03%
2005	0.80%	to	1.40%	1,317,124	18.35	to	18.06	23,825,534	1.54%	11.16%	to	10.49%
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2009	0.40%	to	3.30%	4,221,490	7.13	to	9.34	43,539,817	1.99%	28.97%	to	25.22%
2008	0.65%	to	3.25%	14,917,379	5.44	to	7.48	119,779,486	1.55%	-46.8%	to	-48.2%
2007	0.95%	to	3.25%	17,958,586	15.73	to	14.43	274,210,858	2.13%	1.72%	to	-0.66%
2006	0.95%	to	3.25%	8,623,100	15.46	to	14.53	130,577,252	1.68%	21.25%	to	18.44%
2005	0.95%	to	2.90%	2,983,147	12.75	to	12.34	37,643,603	1.41%	10.74%	to	8.57%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2009	0.80%	to	1.40%	435,720	8.15	to	8.07	3,519,745	0.80%	28.74%	to	27.96%
2008	0.80%	to	1.40%	4,988	6.33	to	6.3	31,488	0.49%	-36.7%	to	-36.95%	*
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2009	0.65%	to	3.25%	20,688,233	8.14	to	7.79	165,234,419	0.48%	28.51%	to	25.15%
2008	1.10%	to	2.60%	100,379	6.31	to	6.25	631,180	0.35%	-36.86%	to	-37.51%	*
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2009	0.40%	to	2.95%	4,932,338	8.54	to	7.69	38,825,340	1.10%	26.9%	to	23.65%
2008	0.80%	to	2.75%	538,618	6.31	to	6.23	3,379,434	0.97%	-36.85%	to	-37.69%	*
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2009	0.80%	to	1.40%	25,406,505	7.88	to	7.8	198,383,368	0.00%	26.1%	to	25.34%
2008	0.80%	to	1.40%	82,831	6.25	to	6.22	515,576	0.00%	-37.54%	to	-37.79%	*
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2009	0.65%	to	3.25%	21,823,573	7.86	to	7.52	168,407,542	0.00%	25.88%	to	22.59%
2008	0.65%	to	3.25%	13,384,980	6.24	to	6.13	82,917,533	0.00%	-37.57%	to	-38.67%	*
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2009	0.65%	to	3.25%	38,969,703	8.72	to	8.34	334,877,361	1.06%	29.62%	to	26.23%
2008	0.65%	to	3.25%	25,339,928	6.73	to	6.61	169,207,097	1.07%	-32.72%	to	-33.9%	*
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2009	0.80%	to	1.40%	1,069,631	5.69	to	5.37	5,784,908	0.00%	26.44%	to	25.68%
2008	0.80%	to	1.40%	1,159,659	4.5	to	4.27	4,987,989	0.00%	-46.85%	to	-47.17%
2007	0.80%	to	1.40%	1,333,156	8.47	to	8.08	10,842,638	0.00%	8.87%	to	8.21%
2006	0.80%	to	1.40%	1,582,686	7.78	to	7.47	11,881,738	0.00%	2.38%	to	1.77%
2005	0.80%	to	1.40%	2,005,492	7.6	to	7.34	14,778,743	0.00%	7.23%	to	6.58%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2009	0.95%	to	2.65%	983,361	7.04	to	10.84	11,455,239	0.00%	25.98%	to	23.82%
2008	0.95%	to	2.65%	968,639	5.59	to	8.75	9,006,487	0.00%	-47.04%	to	-47.96%
2007	0.95%	to	2.80%	1,534,096	10.55	to	15.18	26,997,038	0.00%	5.55%	to	6.42%	*
2006	1.10%	to	2.50%	874,697	16.77	to	15.87	14,347,686	0.00%	1.86%	to	0.42%
2005	1.10%	to	2.50%	833,849	16.47	to	15.81	13,450,257	0.00%	6.55%	to	5.05%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2009	0.80%	to	1.40%	2,126,736	18.45	to	17.19	36,900,577	0.58%	25.21%	to	24.45%
2008	0.80%	to	1.40%	2,629,323	14.74	to	13.81	36,629,666	1.08%	-32.7%	to	-33.1%
2007	0.80%	to	1.40%	3,462,637	21.9	to	20.65	72,051,759	1.12%	-7.64%	to	-8.21%
2006	0.80%	to	1.40%	4,662,412	23.71	to	22.5	105,594,388	0.43%	16.36%	to	15.66%
2005	0.80%	to	1.40%	5,997,704	20.38	to	19.45	117,326,190	0.06%	2.25%	to	1.63%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2009	0.85%	to	2.90%	1,573,837	$8.43	to	13.66	$26,272,189	0.48%	24.79%	to	22.21%
2008	0.85%	to	2.90%	1,254,598	6.75	to	11.18	17,069,075	0.90%	-32.88%	to	-34.27%
2007	0.95%	to	2.70%	1,429,150	14.6	to	19.38	29,121,568	0.90%	-8.12%	to	-9.75%
2006	0.95%	to	2.70%	1,931,451	15.89	to	21.48	43,101,602	0.22%	15.99%	to	13.94%
2005	0.95%	to	2.50%	1,711,970	13.7	to	18.96	33,130,471	0.00%	1.81%	to	0.22%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2009	0.80%	to	1.40%	2,862,552	32.25	to	29.62	85,697,283	0.27%	33.62%	to	32.82%
2008	0.80%	to	1.40%	3,418,854	24.14	to	22.3	76,995,047	0.79%	-38.68%	to	-39.06%
2007	0.80%	to	1.40%	4,226,617	39.37	to	36.59	156,048,695	0.09%	1.31%	to	0.69%
2006	0.80%	to	1.40%	5,162,695	38.86	to	36.34	189,121,006	0.10%	11.14%	to	10.47%
2005	0.80%	to	1.40%	6,249,268	34.96	to	32.89	206,998,058	0.00%	11.42%	to	10.75%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2009	0.85%	to	2.95%	2,565,425	8.26	to	13.92	42,920,845	0.15%	33.29%	to	30.46%
2008	0.65%	to	3.25%	4,915,642	6.21	to	10.48	61,690,354	0.61%	-38.76%	to	-40.36%
2007	0.95%	to	3.25%	4,806,056	16.16	to	17.57	99,556,181	0.00%	0.92%	to	-1.44%
2006	0.95%	to	3.25%	4,583,575	16.02	to	17.83	94,540,917	0.06%	10.69%	to	8.13%
2005	0.95%	to	2.90%	3,282,029	14.47	to	16.65	61,689,901	0.00%	10.95%	to	8.77%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2009	0.80%	to	2.95%	5,998,819	14.93	to	10.7	75,080,727	10.13%	23.38%	to	20.71%
2008	0.80%	to	2.95%	4,888,835	12.1	to	8.86	50,278,472	7.18%	-17.95%	to	-19.73%
2007	0.80%	to	2.95%	5,127,598	14.75	to	11.04	65,624,015	3.96%	3.78%	to	1.52%
2006	0.80%	to	2.70%	4,491,128	14.21	to	11.36	56,418,087	4.15%	4%	to	2.02%
2005	0.80%	to	2.35%	4,431,813	13.67	to	11.25	54,176,221	4.11%	1.36%	to	-0.21%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2009	0.80%	to	3.3%	7,363,311	10.51	to	10.07	76,304,875	2.29%	6.25%	to	3.58%
2008	0.80%	to	2.90%	1,618,282	9.89	to	9.75	15,898,860	2.47%	-1.1%	to	-2.5%	*
NVIT Technology & Communications Fund - Class I (GGTC)
2009	0.8%	to	1.40%	59,032	3.09	to	2.92	173,754	0.00%	51.25%	to	50.33%
2008	0.80%	to	1.40%	69,320	2.04	to	1.94	135,605	0.00%	-48.98%	to	-49.29%
2007	0.80%	to	1.40%	89,808	4	to	3.83	346,234	0.00%	19.13%	to	18.4%
2006	0.80%	to	1.40%	134,349	3.36	to	3.23	437,058	0.00%	10.28%	to	9.62%
2005	0.80%	to	1.40%	206,846	3.05	to	2.95	613,233	0.00%	-1.31%	to	-1.91%
NVIT Technology & Communications Fund - Class II (GGTC2)
2009	1.15%	to	2.45%	49,650	15.3	to	13.97	742,990	0.00%	50.52%	to	48.54%
2008	1.15%	to	2.45%	59,489	10.17	to	9.41	593,313	0.00%	-49.38%	to	-50.05%
2007	0.95%	to	2.45%	77,916	13.74	to	18.83	1,535,827	0.00%	18.85%	to	17.04%
2006	0.95%	to	2.45%	86,480	11.56	to	16.09	1,441,736	0.00%	9.63%	to	7.97%
2005	0.95%	to	2.45%	103,102	10.55	to	14.9	1,576,432	0.00%	-1.72%	to	-3.2%
NVIT Technology & Communications Fund - Class III (GGTC3)
2009	0.80%	to	1.40%	503,843	11.39	to	10.87	5,508,883	0.00%	51.23%	to	50.31%
2008	0.80%	to	1.40%	328,516	7.53	to	7.23	2,390,551	0.00%	-49%	to	-49.31%
2007	0.80%	to	1.40%	430,126	14.77	to	14.27	6,165,718	0.00%	19.22%	to	18.49%
2006	0.80%	to	1.40%	503,432	12.38	to	12.04	6,083,287	0.00%	10.2%	to	9.53%
2005	0.80%	to	1.40%	399,751	11.24	to	10.99	4,406,502	0.00%	-1.31%	to	-1.9%
NVIT Technology & Communications Fund - Class VI (GGTC6)
2009	0.95%	to	2.80%	1,441,431	10.73	to	9.64	14,877,466	0.00%	51.04%	to	48.22%
2008	0.95%	to	2.80%	677,283	7.1	to	6.5	4,669,470	0.00%	-49.29%	to	-50.25%
2007	0.95%	to	2.80%	1,169,229	14.01	to	13.07	15,963,363	0.00%	18.76%	to	16.53%
2006	0.95%	to	2.45%	606,445	11.79	to	11.33	7,020,073	0.00%	10.14%	to	8.48%
2005	0.95%	to	2.50%	335,200	10.71	to	10.43	3,556,148	0.00%	-1.72%	to	-3.25%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
NVIT U.S. Growth Leaders Fund - Class II (GVUG2)
2009	0.95%	to	2.95%	964,339	$8.1	to	12.26	$14,596,668	0.00%	24.49%	to	21.97%
2008	0.95%	to	2.95%	1,047,552	6.51	to	10.06	12,820,073	0.00%	-42.03%	to	-43.2%
2007	0.95%	to	2.95%	1,094,930	11.22	to	17.7	23,231,890	0.00%	12.24%	to	18.5%	*
2006	1.10%	to	2.95%	1,117,672	18.07	to	14.94	19,776,812	0.17%	-1.6%	to	-3.43%
2005	1.10%	to	2.95%	1,053,974	18.36	to	15.47	19,056,867	0.00%	10.47%	to	8.41%
NVIT U.S. Growth Leaders Fund - Class III (GVUGL)
2009	0.80%	to	1.40%	188,997	13.43	to	12.82	2,437,489	0.00%	24.78%	to	24.03%
2008	0.80%	to	1.40%	270,231	10.76	to	10.33	2,805,775	0.00%	-41.73%	to	-42.08%
2007	0.80%	to	1.40%	329,074	18.46	to	17.84	5,894,162	0.00%	21.45%	to	20.71%
2006	0.80%	to	1.40%	454,175	15.2	to	14.78	6,733,083	0.25%	-1.08%	to	-1.68%
2005	0.80%	to	1.40%	651,383	15.37	to	15.03	9,813,069	0.00%	11.1%	to	10.43%
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
2009	0.8%	to	1.40%	46,211	12.99	to	12.94	598,142	0.34%	29.9%	to	29.38%	*
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)
2009	1.05%	to	2.45%	126,715	12.95	to	12.82	1,636,114	0.01%	29.46%	to	28.24%	*
Templeton NVIT International Value Fund - Class III (NVTIV3)
2009	0.65%	to	3.25%	24,685,147	12.98	to	12.75	317,975,246	0.42%	29.78%	to	27.5%	*
Van Kampen NVIT Comstock Value Fund - Class II (EIF2)
2009	0.65%	to	3.25%	6,274,173	7.92	to	11.2	85,166,606	1.05%	27.43%	to	24.1%
2008	0.65%	to	3.25%	8,010,536	6.21	to	9.03	85,951,615	1.57%	-37.63%	to	-39.26%
2007	0.80%	to	3.25%	18,188,564	12.93	to	14.86	315,762,751	1.56%	-3.39%	to	-5.79%
2006	0.80%	to	3.25%	11,215,121	13.38	to	15.77	203,267,045	1.51%	14.64%	to	11.81%
2005	0.80%	to	3.00%	3,772,570	11.67	to	14.2	60,363,959	1.31%	3.12%	to	0.84%
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
2009	0.8%	to	1.40%	8,476,274	7.29	to	7.22	61,240,260	2.17%	29.79%	to	29%
2008	0.80%	to	1.40%	146,484	5.62	to	5.59	819,751	4.56%	-43.84%	to	-44.06%	*
Van Kampen NVIT Real Estate Fund - Class II (NVRE2)
2009	0.75%	to	2.70%	7,149,290	7.26	to	7.02	51,256,307	1.92%	29.54%	to	26.99%
2008	0.95%	to	2.80%	319,169	5.6	to	5.53	1,779,763	3.53%	-44.02%	to	-44.73%	*
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2009	0.40%	to	3.25%	24,900,539	9.7	to	8.87	262,364,479	7.00%	12.87%	to	9.64%
2008	0.65%	to	3.25%	38,156,662	8.59	to	8.09	355,647,246	4.55%	-13.99%	to	-16.24%
2007	0.80%	to	3.25%	38,220,042	15.25	to	9.66	424,912,124	3.23%	3.93%	to	1.35%
2006	0.80%	to	3.25%	19,400,879	14.68	to	9.53	224,892,310	3.51%	3.37%	to	0.82%
2005	0.80%	to	2.75%	8,471,408	14.2	to	9.59	116,762,312	2.78%	0.63%	to	-1.34%
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2009	0.75%	to	2.45%	649,344	10.91	to	10.79	7,051,409	0.97%	9.11%	to	7.86%	*
Low Duration Portfolio - Advisor Class (PMVLAD)
2009	0.65%	to	3.25%	14,013,653	11	to	10.81	153,020,206	1.62%	9.98%	to	8.05%	*
V.I. Basic Value Fund - Series II (AVBV2)
2008	0.80%	to	2.95%	2,569,381	5.12	to	7.08	21,201,989	0.47%	-52.29%	to	-53.33%
2007	0.80%	to	2.95%	2,902,901	10.74	to	15.16	50,651,888	0.35%	0.55%	to	-1.64%
2006	0.95%	to	2.95%	3,021,464	14.14	to	15.42	52,769,013	0.12%	11.87%	to	9.62%
2005	0.95%	to	2.95%	3,126,816	12.64	to	14.06	49,174,442	0.00%	4.43%	to	2.33%
V.I. Capital Appreciation Fund - Series II (AVCA2)
2009	0.8%	to	2.95%	687,506	7.49	to	9.6	7,749,730	0.27%	19.75%	to	17.16%
2008	0.80%	to	2.95%	804,764	6.25	to	8.2	7,651,910	0.00%	-43.09%	to	-44.32%
2007	0.80%	to	2.95%	1,044,738	10.99	to	14.72	17,629,535	0.00%	10.83%	to	8.42%
2006	0.80%	to	2.95%	936,992	9.91	to	13.58	14,402,186	0.00%	-0.88%	to	2.94%	*
2005	0.95%	to	2.95%	783,186	12.18	to	13.19	11,580,313	0.00%	7.55%	to	5.38%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return***			Inception Date*
V.I. Capital Development Fund - Series II (AVCD2)
2009	0.80%	to	3.00%	1,278,768	$8.19	to	12.88	$19,440,268	0.00%	40.85%	to	37.73%
2008	0.80%	to	3.00%	1,176,724	5.82	to	9.35	12,813,434	0.00%	-47.55%	to	-48.72%
2007	0.80%	to	3.00%	1,288,902	11.09	to	18.24	27,002,291	0.00%	9.66%	to	7.21%
2006	0.80%	to	3.00%	1,088,041	10.12	to	17.01	20,992,339	0.00%	1.15%	to	12.78%	*
2005	0.95%	to	3.00%	938,234	13.62	to	15.09	15,894,114	0.00%	8.23%	to	6%
VPS Growth and Income Portfolio - Class B (ALVGIB)
2009	0.95%	to	2.80%	733,419	10.63	to	10.47	9,115,377	3.52%	19.21%	to	16.98%
2008	0.95%	to	2.80%	891,778	8.92	to	8.95	9,367,499	1.77%	-41.26%	to	-42.36%
2007	0.95%	to	2.90%	1,095,470	15.18	to	15.45	19,731,218	1.22%	3.86%	to	1.8%
2006	0.95%	to	2.90%	1,318,088	14.62	to	15.18	23,041,761	1.14%	15.88%	to	13.6%
2005	0.95%	to	2.90%	1,458,592	12.61	to	13.36	22,196,589	1.24%	3.6%	to	1.57%
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2009	0.40%	to	2.90%	1,172,611	9.31	to	15.26	21,042,602	0.78%	42.09%	to	38.52%
2008	0.80%	to	2.80%	934,857	6.22	to	11.08	11,843,636	0.28%	-37.79%	to	-37.55%	*
2007	0.95%	to	2.40%	394,975	16.31	to	19.59	7,812,720	0.80%	0.56%	to	-0.92%
2006	0.95%	to	2.40%	436,802	16.22	to	19.77	8,743,128	0.23%	13.12%	to	11.47%
2005	0.95%	to	2.40%	472,597	14.34	to	17.73	8,416,951	0.55%	5.62%	to	4.08%
Money Market Portfolio(TM) (CHSMM)
2009	0.75%	to	1.55%	1,588,787	10.11	to	10.54	17,129,897	0.11%	-0.65%	to	-1.45%
2008	0.75%	to	1.85%	2,367,841	10.18	to	10.52	25,748,263	2.08%	1.35%	to	0.23%
2007	0.95%	to	1.85%	2,030,093	10.92	to	10.5	22,118,985	4.51%	3.74%	to	2.79%
2006	0.95%	to	1.85%	1,650,023	10.53	to	10.21	17,343,382	4.15%	3.61%	to	2.67%
2005	0.95%	to	1.90%	1,114,003	10.16	to	9.94	11,301,111	3.00%	1.77%	to	0.8%
VP Balanced Fund - Class I (ACVB)
2009	0.80%	to	1.40%	1,885,279	18.7	to	20.03	40,271,753	5.37%	14.56%	to	13.87%
2008	0.80%	to	1.40%	2,314,333	16.32	to	17.59	43,388,355	2.68%	-20.97%	to	-21.45%
2007	0.80%	to	1.40%	2,885,081	20.65	to	22.39	68,694,053	2.18%	4.09%	to	3.46%
2006	0.80%	to	1.40%	3,544,356	19.84	to	21.64	81,354,666	1.99%	8.74%	to	8.09%
2005	0.80%	to	1.40%	4,467,709	18.24	to	20.02	94,404,446	1.89%	4.1%	to	3.47%
VP Capital Appreciation Fund - Class I (ACVCA)
2008	0.80%	to	1.40%	2,882,462	11.93	to	14.27	70,456,060	0.00%	-46.62%	to	-46.94%
2007	0.80%	to	1.40%	3,530,839	22.34	to	26.89	159,958,937	0.00%	44.63%	to	43.75%
2006	0.80%	to	1.40%	3,982,752	15.45	to	18.71	124,686,439	0.00%	16.28%	to	15.58%
2005	0.80%	to	1.40%	4,837,975	13.28	to	16.19	129,211,185	0.00%	21.09%	to	20.36%
VP Income & Growth Fund - Class I (ACVIG)
2009	0.80%	to	1.40%	1,564,365	10.71	to	9.98	15,758,920	4.85%	17.15%	to	16.44%
2008	0.80%	to	1.40%	1,902,498	9.15	to	8.57	16,446,480	2.09%	-35.11%	to	-35.5%
2007	0.80%	to	1.40%	2,391,422	14.09	to	13.29	32,022,315	1.98%	-0.87%	to	-1.47%
2006	0.80%	to	1.40%	2,937,946	14.22	to	13.49	39,889,470	1.85%	16.15%	to	15.45%
2005	0.80%	to	1.40%	3,657,933	12.24	to	11.69	42,972,046	2.07%	3.8%	to	3.17%
VP Income & Growth Fund - Class II (ACVIG2)
2009	0.95%	to	2.85%	503,648	11.16	to	9.01	6,339,742	4.46%	16.66%	to	14.25%
2008	0.95%	to	2.85%	602,251	9.57	to	7.88	6,525,719	1.80%	-35.35%	to	-36.67%
2007	0.95%	to	2.85%	727,674	14.8	to	12.45	12,216,196	1.71%	-1.38%	to	-3.23%
2006	0.95%	to	2.85%	861,606	15.01	to	12.86	14,784,058	1.57%	15.71%	to	13.54%
2005	0.95%	to	2.85%	974,803	12.97	to	11.33	14,596,589	1.77%	3.53%	to	1.59%
VP Inflation Protection Fund - Class II (ACVIP2)
2009	0.40%	to	3.30%	12,382,367	10.76	to	10.83	151,758,191	1.80%	9.77%	to	6.58%
2008	0.75%	to	3.05%	10,709,237	10.07	to	10.32	120,944,215	4.72%	-2.33%	to	-4.59%
2007	0.80%	to	3.05%	6,820,642	11.89	to	10.81	79,613,998	4.31%	8.61%	to	6.14%
2006	0.80%	to	3.00%	6,878,406	10.94	to	10.21	74,548,587	3.41%	0.78%	to	-1.45%
2005	0.80%	to	3.00%	7,317,685	10.86	to	10.36	79,291,554	4.66%	0.75%	to	-1.48%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
VP International Fund - Class I (ACVI)
2008	0.80%	to	1.40%	1,852,745	$15.27	to	14.16	$26,470,256	0.84%	-45.27%	to	-45.6%
2007	0.80%	to	1.40%	2,292,787	27.9	to	26.02	60,157,680	0.72%	17.11%	to	16.4%
2006	0.80%	to	1.40%	2,905,577	23.82	to	22.36	65,448,602	1.67%	24.03%	to	23.28%
2005	0.80%	to	1.40%	3,664,642	19.21	to	18.13	66,905,080	1.18%	12.35%	to	11.67%
VP International Fund - Class II (ACVI2)
2008	0.95%	to	2.15%	128,519	11.38	to	12.17	1,624,402	0.67%	-45.42%	to	-46.09%
2007	0.95%	to	2.15%	152,551	20.85	to	22.58	3,551,239	0.56%	16.79%	to	15.37%
2006	0.95%	to	2.15%	167,745	17.86	to	19.57	3,361,447	1.45%	23.56%	to	22.07%
2005	0.95%	to	2.15%	187,627	14.45	to	16.03	3,059,229	1.01%	12.03%	to	10.68%
VP International Fund - Class III (ACVI3)
2008	0.80%	to	1.40%	1,568,771	10.15	to	9.75	15,380,530	0.83%	-45.27%	to	-45.6%
2007	0.80%	to	1.40%	1,893,113	18.55	to	17.92	34,085,680	0.70%	17.11%	to	16.4%
2006	0.80%	to	1.40%	2,121,586	15.84	to	15.4	32,787,298	1.62%	24.03%	to	23.28%
2005	0.80%	to	1.40%	2,307,236	12.77	to	12.49	28,896,626	1.13%	12.2%	to	11.52%
VP International Fund - Class IV (ACVI4)
2008	0.95%	to	2.80%	943,918	9.95	to	9.11	9,133,453	0.68%	-45.47%	to	-46.5%
2007	0.95%	to	2.80%	1,081,252	18.24	to	17.03	19,305,697	0.42%	16.77%	to	14.58%
2006	0.95%	to	2.65%	741,894	15.62	to	14.92	11,421,722	1.45%	23.68%	to	21.57%
2005	0.95%	to	2.65%	771,337	12.63	to	12.27	9,654,221	0.89%	11.9%	to	9.99%
VP Mid Cap Value Fund - Class I (ACVMV1)
2009	0.80%	to	1.40%	535,378	10.4	to	10.17	5,462,541	3.84%	28.91%	to	28.13%
2008	0.80%	to	1.40%	566,200	8.07	to	7.94	4,504,507	0.09%	-24.95%	to	-25.41%
2007	0.80%	to	1.40%	544,568	10.75	to	10.64	5,803,553	0.95%	-3.09%	to	-3.68%
2006	0.80%	to	1.40%	299,448	11.09	to	11.05	3,310,661	1.20%	10.94%	to	10.5%	*
VP Mid Cap Value Fund - Class II (ACVMV2)
2009	0.75%	to	3.30%	3,038,070	9.67	to	11.11	36,485,640	3.39%	28.83%	to	25.52%
2008	0.75%	to	2.90%	2,949,866	7.51	to	8.99	27,697,339	0.09%	-25.08%	to	-26.7%
2007	1.10%	to	2.90%	2,191,006	12.88	to	12.26	27,830,212	0.66%	-3.5%	to	-5.27%
2006	1.10%	to	2.90%	1,253,439	13.35	to	12.95	16,593,330	0.67%	18.91%	to	16.75%
2005	1.15%	to	2.90%	483,218	11.22	to	11.09	5,404,126	1.28%	12.21%	to	10.89%	*
VP Ultra(R) Fund - Class I (ACVU1)
2008	0.80%	to	1.40%	259,464	7.37	to	7.08	1,847,004	0.00%	-41.95%	to	-42.3%
2007	0.80%	to	1.40%	371,822	12.7	to	12.27	4,581,136	0.00%	20.04%	to	19.31%
2006	0.80%	to	1.40%	423,522	10.58	to	10.28	4,369,846	0.00%	-4.05%	to	-4.63%
2005	0.80%	to	1.40%	704,273	11.02	to	10.78	7,610,398	0.00%	1.35%	to	0.74%
VP Ultra(R) Fund - Class II (ACVU2)
2008	0.95%	to	2.90%	868,516	7.82	to	7.74	7,868,731	0.00%	-42.2%	to	-43.34%
2007	0.95%	to	2.90%	1,079,627	13.53	to	13.65	17,056,680	0.00%	19.69%	to	17.32%
2006	0.95%	to	2.90%	1,132,582	11.31	to	11.64	15,069,024	0.00%	-4.3%	to	-6.18%
2005	0.95%	to	2.90%	1,111,532	11.82	to	12.4	15,585,166	0.00%	1.01%	to	-0.97%
VP Value Fund - Class I (ACVV)
2009	0.80%	to	1.40%	3,000,711	21.33	to	19.71	59,752,569	5.88%	18.9%	to	18.19%
2008	0.80%	to	1.40%	3,763,741	17.94	to	16.68	63,351,622	2.53%	-27.36%	to	-27.8%
2007	0.80%	to	1.40%	4,831,480	24.7	to	23.1	112,542,386	1.78%	-5.9%	to	-6.47%
2006	0.80%	to	1.40%	6,165,160	26.25	to	24.7	153,403,265	1.35%	17.71%	to	17%
2005	0.80%	to	1.40%	7,260,905	22.3	to	21.11	154,247,554	0.93%	4.2%	to	3.57%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
VP Value Fund - Class II (ACVV2)
2009	0.75%	to	3.30%	5,307,560	$8.68	to	11.81	$76,316,151	5.43%	18.82%	to	15.77%
2008	0.75%	to	2.95%	5,916,904	7.31	to	10.41	72,299,440	2.22%	-27.35%	to	-28.97%
2007	0.95%	to	2.95%	5,881,576	14.49	to	14.65	99,951,941	1.51%	-6.21%	to	-8.12%
2006	0.95%	to	2.95%	5,699,037	15.45	to	15.95	104,054,486	1.05%	17.34%	to	14.98%
2005	0.95%	to	2.95%	4,664,738	13.16	to	13.87	73,014,202	0.59%	3.86%	to	1.77%
VP Vista(SM) Fund - Class I (ACVVS1)
2008	0.80%	to	1.40%	560,487	6.77	to	6.66	3,740,623	0.00%	-49.04%	to	-49.34%
2007	0.80%	to	1.40%	951,361	13.28	to	13.14	12,519,496	0.00%	38.65%	to	37.81%
2006	1.30%	to	1.40%	15,762			9.54	150,403	0.00%	-4.56%	to	-4.63%	*
VP Vista(SM) Fund - Class II (ACVVS2)
2008	0.95%	to	2.80%	1,499,857	6.31	to	8.04	12,523,097	0.00%	-49.2%	to	-50.15%
2007	0.95%	to	2.80%	2,291,468	12.42	to	16.13	37,937,432	0.00%	24.25%	to	35.61%	*
2006	1.10%	to	2.90%	242,388	12.25	to	11.88	2,936,912	0.00%	7.68%	to	5.73%
2005	1.10%	to	2.90%	106,490	11.37	to	11.23	1,205,764	0.00%	13.72%	to	12.35%	*
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2009	0.40%	to	2.90%	2,741,931	9.06	to	14.26	41,696,031	2.51%	24.53%	to	21.4%
2008	0.80%	to	2.80%	2,849,922	10.29	to	11.82	34,819,726	0.81%	-31.47%	to	-32.85%
2007	0.80%	to	2.70%	2,789,752	15.01	to	19.17	49,316,620	0.40%	-1.45%	to	-3.35%
2006	0.80%	to	2.50%	3,003,653	15.23	to	20	53,124,303	0.42%	13.5%	to	11.56%
2005	0.80%	to	2.50%	3,454,461	13.42	to	17.92	52,798,571	0.00%	6.38%	to	4.56%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2009	0.80%	to	1.40%	10,005,487	21.14	to	24.87	251,973,988	2.07%	25.32%	to	24.57%
2008	0.80%	to	1.40%	11,829,308	16.87	to	19.97	239,007,065	2.04%	-37.64%	to	-38.02%
2007	0.80%	to	1.40%	14,260,866	27.05	to	32.22	464,467,374	1.71%	4.41%	to	3.77%
2006	0.80%	to	1.40%	17,471,027	25.91	to	31.05	547,761,774	1.59%	14.58%	to	13.89%
2005	0.80%	to	1.40%	21,479,216	22.61	to	27.26	590,648,682	1.54%	3.86%	to	3.23%
Stock Index Fund, Inc. - Service Shares (DSIFS)
2009	0.75%	to	2.85%	7,000,385	7.98	to	11.11	92,376,592	1.85%	25.1%	to	22.45%
2008	0.95%	to	2.85%	6,903,789	9.2	to	9.08	73,597,957	1.77%	-37.92%	to	-39.11%
2007	0.95%	to	2.90%	7,232,672	14.82	to	14.87	124,891,794	1.53%	3.99%	to	1.93%
2006	0.95%	to	2.90%	7,034,417	14.25	to	14.59	117,546,992	1.41%	14.11%	to	11.87%
2005	0.95%	to	3.00%	6,341,787	12.49	to	13	93,210,382	1.41%	3.44%	to	1.31%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2009	0.80%	to	1.40%	2,105,786	16.95	to	20.29	45,091,981	0.98%	32.69%	to	31.88%
2008	0.80%	to	1.40%	2,380,596	12.77	to	15.38	38,616,074	0.77%	-34.95%	to	-35.34%
2007	0.80%	to	1.40%	2,887,153	19.64	to	23.79	72,290,938	0.55%	6.92%	to	6.27%
2006	0.80%	to	1.40%	3,504,269	18.37	to	22.39	82,432,140	0.11%	8.33%	to	7.68%
2005	0.80%	to	1.40%	4,359,987	16.95	to	20.79	95,023,542	0.00%	2.79%	to	2.17%
Appreciation Portfolio - Initial Shares (DCAP)
2009	0.80%	to	1.40%	1,906,125	14.46	to	13.41	25,808,007	2.70%	21.58%	to	20.84%
2008	0.80%	to	1.40%	2,251,894	11.9	to	11.1	25,206,414	2.03%	-30.12%	to	-30.54%
2007	0.80%	to	1.40%	2,667,862	17.02	to	15.98	42,947,989	1.61%	6.27%	to	5.62%
2006	0.80%	to	1.40%	3,227,567	16.02	to	15.12	49,149,665	1.58%	15.55%	to	14.85%
2005	0.80%	to	1.40%	4,029,605	13.86	to	13.17	53,378,443	0.02%	3.55%	to	2.92%
Appreciation Portfolio - Service Shares (DCAPS)
2009	0.75%	to	3.00%	1,768,979	8.63	to	11.21	23,417,821	2.14%	21.31%	to	18.56%
2008	0.75%	to	3.00%	1,678,407	7.12	to	9.45	18,482,018	1.65%	-30.25%	to	-31.83%
2007	0.95%	to	3.00%	1,388,567	14.34	to	13.87	22,154,594	1.41%	5.83%	to	3.63%
2006	0.95%	to	3.00%	1,641,093	13.55	to	13.38	24,926,948	1.35%	15.11%	to	12.73%
2005	0.95%	to	3.00%	1,814,647	11.77	to	11.87	24,136,811	0.00%	3.13%	to	1%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Developing Leaders Portfolio - Service Shares (DVDLS)
2009	0.95%	to	2.40%	130,684	$8.54	to	9.95	$1,382,149	1.28%	24.57%	to	22.74%
2008	0.95%	to	2.40%	145,489	6.85	to	8.11	1,231,064	0.56%	-38.36%	to	-39.27%
2007	0.95%	to	2.40%	189,656	11.12	to	13.35	2,613,330	0.53%	-12.13%	to	-13.42%
2006	0.95%	to	2.40%	278,075	12.65	to	15.42	4,374,516	0.17%	2.54%	to	1.04%
2005	0.95%	to	2.40%	339,465	12.34	to	15.26	5,241,910	0.00%	4.56%	to	3.03%
Growth and Income Portfolio - Initial Shares (DGI)
2009	0.80%	to	1.40%	1,288,723	12.39	to	11.44	14,891,654	1.32%	27.76%	to	26.98%
2008	0.80%	to	1.40%	1,549,201	9.69	to	9.01	14,086,099	0.63%	-40.89%	to	-41.25%
2007	0.80%	to	1.40%	1,896,207	16.4	to	15.34	29,317,204	0.75%	7.57%	to	6.92%
2006	0.80%	to	1.40%	2,372,008	15.25	to	14.35	34,268,064	0.76%	13.6%	to	12.91%
2005	0.80%	to	1.40%	2,832,165	13.42	to	12.71	36,194,164	1.29%	2.53%	to	1.91%
Capital Appreciation Fund II - Service Shares (FCA2S)
2009	0.95%	to	2.25%	134,046	11.39	to	9.41	1,702,974	0.76%	12.19%	to	10.58%
2008	0.95%	to	2.55%	173,986	10.15	to	10.97	1,971,709	0.02%	-30.34%	to	-31.46%
2007	0.95%	to	3.15%	192,944	14.57	to	14.35	3,164,519	0.55%	8.59%	to	6.17%
2006	0.95%	to	3.15%	212,094	13.42	to	13.52	3,225,966	0.53%	14.69%	to	12.15%
2005	1.05%	to	3.15%	236,710	11.67	to	12.06	3,170,136	0.84%	0.63%	to	-1.5%
Clover Value Fund II - Service Shares (FALFS)
2009	0.95%	to	2.40%	86,156	9.69	to	10.39	924,331	2.19%	13.42%	to	11.76%
2008	0.95%	to	2.75%	95,239	8.54			900,294	1.53%	-34.59%	to	-35.78%
2007	0.95%	to	2.75%	123,768	13.06	to	13.3	1,796,271	1.29%	-10.72%	to	-12.36%
2006	0.95%	to	2.75%	147,270	14.63	to	15.17	2,411,405	1.22%	15.38%	to	13.29%
2005	0.95%	to	2.75%	177,529	12.68	to	13.39	2,536,537	1.27%	3.78%	to	1.9%
Market Opportunity Fund II - Service Shares (FVMOS)
2009	0.80%	to	2.65%	746,449	9.98	to	9.32	7,250,437	1.52%	0.47%	to	-1.4%
2008	0.80%	to	2.80%	918,459	9.94	to	9.41	8,951,034	1.07%	-1.66%	to	-3.64%
2007	0.80%	to	2.35%	295,662	10.1	to	9.84	2,944,941	1.37%	-2.28%	to	-3.81%
2006	1.15%	to	2.30%	326,855	10.32	to	10.24	3,358,443	0.00%	3.16%	to	2.37%	*
Quality Bond Fund II - Primary Shares (FQB)
2009	0.80%	to	1.40%	988,389	13.65	to	13.03	12,949,621	6.58%	19.47%	to	18.75%
2008	0.80%	to	1.40%	1,061,286	11.42	to	10.97	11,701,500	5.61%	-8.03%	to	-8.59%
2007	0.80%	to	1.40%	1,330,368	12.42	to	12	16,034,879	4.53%	4.54%	to	3.9%
2006	0.80%	to	1.40%	1,361,037	11.88	to	11.55	15,768,662	4.34%	3.32%	to	2.7%
2005	0.80%	to	1.40%	1,866,157	11.5	to	11.25	21,031,569	3.80%	0.49%	to	-0.12%
Quality Bond Fund II - Service Shares (FQBS)
2009	0.95%	to	2.95%	4,565,974	12.27	to	10.54	53,792,192	6.26%	19.01%	to	16.61%
2008	0.95%	to	2.95%	4,844,381	10.31	to	9.04	48,257,499	4.88%	-8.43%	to	-10.28%
2007	0.95%	to	2.95%	5,168,222	11.26	to	10.07	56,663,144	4.31%	4.14%	to	2.02%
2006	0.95%	to	2.95%	4,875,943	10.81	to	9.88	51,727,060	3.80%	2.94%	to	0.86%
2005	0.95%	to	2.95%	4,648,453	10.51	to	9.79	48,245,065	3.29%	0.03%	to	-1.98%
Contrafund Portfolio - Service Class 2 (FC2)
2009	0.95%	to	3.10%	14,053,840	8.45	to	13.83	231,399,877	1.15%	34.18%	to	31.27%
2008	0.95%	to	3.10%	16,338,369	6.29	to	10.54	201,905,123	0.73%	-43.24%	to	-44.47%
2007	0.95%	to	3.10%	18,440,700	11.09	to	18.97	404,049,775	0.79%	10.88%	to	13.65%	*
2006	1.10%	to	3.10%	16,826,492	19.42	to	16.7	319,679,085	1.04%	10.21%	to	7.99%
2005	1.10%	to	3.10%	13,262,039	17.62	to	15.46	229,643,763	0.09%	15.37%	to	13.04%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Equity-Income Portfolio - Initial Class (FEIP)
2009	0.80%	to	1.40%	11,095,521	$19.99	to	24.53	$392,467,682	2.23%	29.17%	to	28.39%
2008	0.80%	to	1.40%	13,248,157	15.48	to	19.11	363,508,408	2.28%	-43.11%	to	-43.46%
2007	0.80%	to	1.40%	16,421,321	27.21	to	33.8	788,830,764	1.74%	0.71%	to	0.1%
2006	0.80%	to	1.40%	19,837,866	27.02	to	33.76	941,295,561	3.26%	19.23%	to	18.52%
2005	0.80%	to	1.40%	24,111,620	22.66	to	28.49	951,276,572	1.68%	5.02%	to	4.39%
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
2009	1.10%	to	3.10%	778,358	17.06	to	13.21	12,618,401	0.37%	55.42%	to	52.28%
2008	1.10%	to	3.10%	844,676	10.98	to	8.68	8,862,131	0.49%	-51.82%	to	-52.8%
2007	1.10%	to	3.10%	1,045,050	22.79	to	18.38	22,900,224	0.63%	4.28%	to	2.15%
2006	1.10%	to	3.10%	1,184,531	21.85	to	18	25,032,411	0.35%	14.74%	to	12.42%
2005	1.10%	to	3.10%	1,244,308	19.04	to	16.01	23,050,709	0.00%	1.3%	to	-0.74%
High Income Portfolio - Initial Class (FHIP)
2009	0.80%	to	1.40%	2,706,774	15.77	to	16.7	64,906,933	7.64%	42.81%	to	41.94%
2008	0.80%	to	1.40%	3,333,874	11.05	to	11.77	56,114,072	7.80%	-25.59%	to	-26.04%
2007	0.80%	to	1.40%	4,420,785	14.84	to	15.91	100,020,943	6.64%	1.96%	to	1.34%
2006	0.80%	to	1.40%	7,076,863	14.56	to	15.7	153,544,649	7.13%	10.35%	to	9.68%
2005	0.80%	to	1.40%	8,818,397	13.19	to	14.31	171,137,153	14.50%	1.88%	to	1.27%
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
2009	0.80%	to	1.40%	5,946,996	20.66	to	19.89	175,392,894	2.33%	28.08%	to	27.31%
2008	0.80%	to	1.40%	6,966,315	16.13	to	15.62	160,712,631	2.43%	-29.29%	to	-29.72%
2007	0.80%	to	1.40%	8,375,163	22.81	to	22.23	272,815,879	6.05%	14.58%	to	13.88%
2006	0.80%	to	1.40%	10,118,900	19.91	to	19.52	286,791,929	2.82%	6.46%	to	5.82%
2005	0.80%	to	1.40%	12,409,816	18.7	to	18.45	329,413,384	2.78%	3.21%	to	2.59%
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
2009	0.80%	to	1.40%	12,707,542	29.3	to	29.18	374,619,416	1.36%	34.62%	to	33.81%
2008	0.80%	to	1.40%	15,111,468	21.76	to	21.8	332,663,039	0.91%	-42.97%	to	-43.32%
2007	0.80%	to	1.40%	18,212,023	38.16	to	38.47	706,656,295	0.90%	16.65%	to	15.94%
2006	0.80%	to	1.40%	21,578,263	32.72	to	33.18	721,451,899	1.27%	10.83%	to	10.16%
2005	0.80%	to	1.40%	24,802,463	29.52	to	30.12	752,002,828	0.29%	16%	to	15.31%
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
2009	0.75%	to	2.75%	5,512,532	7.45	to	13.56	78,214,047	0.23%	46.47%	to	43.51%
2008	0.75%	to	2.80%	5,594,487	5.08	to	9.43	54,788,140	0.00%	-54.75%	to	-55.69%
2007	0.80%	to	2.80%	5,413,172	13.59	to	21.28	118,510,583	0.13%	44.47%	to	41.54%
2006	0.80%	to	2.80%	2,923,524	9.41	to	15.03	44,870,467	0.90%	-5.92%	to	13.36%	*
2005	1.10%	to	2.75%	1,080,443	13.42	to	13.27	14,439,718	0.70%	34.16%	to	32.67%	*
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
2009	0.95%	to	3.3%	8,973,964	6.91	to	10.76	117,787,793	2.15%	28.65%	to	25.6%
2008	0.95%	to	2.95%	9,142,932	5.37	to	8.75	93,902,730	2.22%	-43.36%	to	-44.5%
2007	0.95%	to	2.95%	9,650,205	9.48	to	15.76	176,168,699	1.71%	-5.21%	to	-1.73%	*
2006	1.10%	to	2.95%	9,285,688	18.74	to	16.04	170,040,794	2.92%	18.61%	to	16.4%
2005	1.10%	to	2.95%	8,101,371	15.8	to	13.78	125,643,989	1.28%	4.41%	to	2.47%
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2009	0.80%	to	1.40%	508,093	10.41	to	10.18	5,184,551	3.74%	23.16%	to	22.41%
2008	0.80%	to	1.40%	534,668	8.45	to	8.31	4,453,816	2.86%	-25.68%	to	-26.13%
2007	0.80%	to	1.40%	450,333	11.37	to	11.25	5,074,439	3.44%	7.77%	to	7.12%
2006	1.30%	to	1.40%	162,866	10.51			1,711,515	3.28%	5.13%	to	5.05%	*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2009	1.10%	to	2.70%	5,580,362	$11.3	to	10.47	$61,055,820	4.30%	22.59%	to	20.61%
2008	1.10%	to	2.70%	4,645,289	9.22	to	8.68	41,630,317	2.85%	-25.99%	to	-27.19%
2007	1.10%	to	2.70%	3,748,220	12.45	to	11.92	45,656,435	2.62%	7.22%	to	5.48%
2006	1.10%	to	2.70%	2,744,382	11.62	to	11.3	31,383,195	2.38%	8.38%	to	6.63%
2005	1.15%	to	2.70%	851,649	10.71	to	10.6	9,071,545	0.85%	7.14%	to	6.02%	*
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2009	0.80%	to	1.40%	762,019	9.85	to	9.63	7,363,537	3.51%	27.75%	to	26.97%
2008	0.80%	to	1.40%	715,854	7.71	to	7.58	5,443,001	2.80%	-33.25%	to	-33.65%
2007	0.80%	to	1.40%	521,510	11.55	to	11.43	5,970,926	3.23%	9.28%	to	8.62%
2006	1.30%	to	1.40%	138,522	10.53			1,458,810	2.86%	5.33%	to	5.25%	*
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2009	1.10%	to	2.85%	10,446,737	11.19	to	10.3	114,146,511	3.98%	27.13%	to	24.88%
2008	1.10%	to	2.90%	6,972,856	8.8	to	8.23	60,026,433	2.68%	-33.54%	to	-34.75%
2007	1.10%	to	2.90%	5,452,403	13.25	to	12.61	70,902,100	2.44%	8.75%	to	6.76%
2006	1.10%	to	2.90%	3,209,353	12.18	to	11.81	38,598,876	1.89%	10.48%	to	8.47%
2005	1.15%	to	2.90%	1,450,199	11.02	to	10.89	15,908,277	1.01%	10.21%	to	8.91%	*
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2009	0.80%	to	1.40%	589,970	9.35	to	9.15	5,416,444	2.40%	30.35%	to	29.56%
2008	0.80%	to	1.40%	481,061	7.17	to	7.06	3,404,900	2.59%	-38.57%	to	-38.94%
2007	0.80%	to	1.40%	307,780	11.68	to	11.56	3,564,229	3.24%	10.31%	to	9.64%
2006	0.80%	to	1.40%	85,450	10.59	to	10.55	901,603	2.10%	5.88%	to	5.46%	*
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2009	1.10%	to	2.70%	1,783,182	10.93	to	10.13	18,869,954	2.17%	29.74%	to	27.64%
2008	1.10%	to	2.70%	1,631,753	8.43	to	7.94	13,382,199	2.19%	-38.85%	to	-39.84%
2007	1.10%	to	2.70%	1,398,391	13.78	to	13.2	18,889,628	2.17%	9.85%	to	8.07%
2006	1.10%	to	2.90%	1,094,121	12.55	to	12.17	13,545,883	1.72%	11.69%	to	9.66%
2005	1.15%	to	2.90%	626,404	11.23	to	11.1	6,999,070	0.99%	12.29%	to	10.97%	*
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
2009	0.80%	to	1.40%	1,657,626	9.27	to	8.59	14,371,980	0.47%	44.68%	to	43.81%
2008	0.80%	to	1.40%	1,893,306	6.4	to	5.97	11,404,425	0.37%	-55.38%	to	-55.65%
2007	0.80%	to	1.40%	2,355,583	14.35	to	13.47	31,965,894	0.00%	22.19%	to	21.45%
2006	0.80%	to	1.40%	2,712,499	11.75	to	11.09	30,268,618	0.72%	4.61%	to	3.98%
2005	0.80%	to	1.40%	3,577,040	11.23	to	10.67	38,352,113	0.93%	8.02%	to	7.37%
VIP Fund - Growth Portfolio - Initial Class (FGP)
2009	0.80%	to	1.40%	8,786,028	16.02	to	20.53	353,773,768	0.43%	27.26%	to	26.49%
2008	0.80%	to	1.40%	10,315,116	12.59	to	16.23	326,253,847	0.76%	-47.59%	to	-47.91%
2007	0.80%	to	1.40%	12,473,199	24.02	to	31.16	745,751,636	0.84%	25.94%	to	25.18%
2006	0.80%	to	1.40%	15,379,782	19.07	to	24.89	723,221,795	0.41%	6%	to	5.36%
2005	0.80%	to	1.40%	19,493,494	17.99	to	23.63	851,535,193	0.51%	4.95%	to	4.32%
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
2009	0.85%	to	3.00%	3,652,787	6.85	to	10.16	44,823,650	0.21%	26.88%	to	24.13%
2008	0.85%	to	3.00%	3,750,535	5.4	to	8.19	36,441,386	0.53%	-47.76%	to	-48.89%
2007	0.95%	to	3.00%	4,763,730	11.9	to	16.02	89,331,698	0.32%	19.02%	to	22.84%	*
2006	1.10%	to	3.00%	3,396,781	15.59	to	13.04	51,229,656	0.16%	5.4%	to	3.38%
2005	1.10%	to	3.00%	3,421,593	14.79	to	12.61	49,127,180	0.25%	4.35%	to	2.35%
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
2009	0.80%	to	1.40%	2,439,833	10.46	to	10.29	25,152,368	8.56%	42.67%	to	41.8%
2008	0.80%	to	1.40%	1,960,090	7.33	to	7.26	14,240,462	8.85%	-25.48%	to	-25.94%
2007	0.80%	to	1.40%	1,244,598	9.84	to	9.8	12,199,909	16.76%	-1.62%	to	-2.02%	*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2009	0.80%	to	1.40%	2,383,390	$12.53	to	12.04	$28,829,928	8.21%	14.75%	to	14.05%
2008	0.80%	to	1.40%	1,760,865	10.92	to	10.55	18,661,455	4.21%	-4.12%	to	-4.7%
2007	0.80%	to	1.40%	1,827,483	11.39	to	11.07	20,308,029	3.93%	3.37%	to	2.74%
2006	0.80%	to	1.40%	1,663,367	11.02	to	10.78	17,973,250	3.75%	3.47%	to	2.84%
2005	0.80%	to	1.40%	1,541,808	10.65	to	10.48	16,185,460	3.17%	1.27%	to	0.65%
VIP Fund - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
2009	0.65%	to	3.25%	43,332,353	11.06	to	10.5	513,869,040	8.32%	14.72%	to	11.72%
2008	0.65%	to	3.25%	38,795,425	9.64	to	9.4	405,358,697	3.91%	-4.09%	to	-6.6%
2007	0.95%	to	3.25%	39,988,032	10.15	to	10.06	440,398,413	2.72%	1.47%	to	0.68%	*
2006	1.10%	to	3.25%	17,350,200	11.06	to	10	187,123,591	2.12%	2.99%	to	0.76%
2005	1.10%	to	2.90%	6,089,737	10.74	to	10.02	64,530,741	2.84%	0.78%	to	-1.05%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2009	0.80%	to	1.40%	2,397,217	9.44	to	9.23	22,207,442	0.64%	38.89%	to	38.06%
2008	0.80%	to	1.40%	2,030,889	6.8	to	6.69	13,616,500	0.35%	-39.99%	to	-40.36%
2007	0.80%	to	1.40%	1,880,661	11.33	to	11.22	21,120,448	0.77%	14.56%	to	13.86%
2006	0.80%	to	1.40%	1,041,179	9.89	to	9.85	10,260,773	0.00%	-1.1%	to	-1.5%	*
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
2009	0.75%	to	3.30%	9,082,067	8.59	to	18.1	187,933,011	0.47%	38.7%	to	35.14%
2008	0.75%	to	3.10%	8,779,121	6.19	to	13.55	132,721,800	0.24%	-40.06%	to	-41.48%
2007	0.95%	to	3.10%	8,968,155	10.66	to	23.16	228,696,376	0.50%	6.62%	to	11.74%	*
2006	1.10%	to	3.10%	8,219,016	23.02	to	20.73	184,744,089	0.17%	11.17%	to	8.93%
2005	1.10%	to	3.10%	7,193,078	20.7	to	19.03	146,085,937	0.00%	16.72%	to	14.37%
VIP Fund - Overseas Portfolio - Initial Class (FOP)
2009	0.80%	to	1.40%	3,184,055	18.48	to	18.45	73,086,949	2.10%	25.52%	to	24.76%
2008	0.80%	to	1.40%	3,203,770	14.72	to	14.79	68,743,113	2.41%	-44.26%	to	-44.59%
2007	0.80%	to	1.40%	3,885,215	26.41	to	26.69	150,451,052	3.32%	16.37%	to	15.66%
2006	0.80%	to	1.40%	5,556,872	22.7	to	23.07	158,028,879	0.90%	17.14%	to	16.43%
2005	0.80%	to	1.40%	6,764,235	19.38	to	19.82	164,441,055	0.66%	18.1%	to	17.38%
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)
2009	0.80%	to	1.40%	2,611,534	14.02	to	13.38	35,178,482	2.07%	25.59%	to	24.83%
2008	0.80%	to	1.40%	3,742,007	11.16	to	10.72	34,538,550	2.39%	-44.26%	to	-44.6%
2007	0.80%	to	1.40%	4,559,645	20.03	to	19.35	75,531,894	3.35%	16.41%	to	15.7%
2006	0.80%	to	1.40%	4,321,249	17.2	to	16.72	72,538,615	0.89%	17.08%	to	16.37%
2005	0.80%	to	1.40%	4,309,892	14.69	to	14.37	62,111,628	0.64%	18.16%	to	17.45%
VIP Fund - Overseas Portfolio - Service Class 2 (FO2)
2009	1.10%	to	2.30%	224,881	18.23	to	16.77	3,903,354	1.77%	24.83%	to	23.32%
2008	1.10%	to	2.30%	286,835	14.61	to	13.6	4,029,619	2.20%	-44.58%	to	-45.25%
2007	1.10%	to	2.30%	341,789	26.35	to	24.83	8,701,501	2.94%	15.76%	to	14.35%
2006	1.10%	to	2.30%	395,811	22.77	to	21.72	8,723,911	0.71%	16.48%	to	15.07%
2005	1.10%	to	2.30%	445,790	19.55	to	18.87	8,474,142	0.53%	17.48%	to	16.06%
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
2009	0.75%	to	2.95%	4,511,884	7.19	to	10.88	53,010,704	2.15%	25.25%	to	22.48%
2008	0.95%	to	2.85%	3,739,265	5.9	to	8.93	35,540,446	2.29%	-44.48%	to	-45.55%
2007	0.95%	to	2.80%	4,158,503	10.63	to	16.43	71,506,434	3.02%	6.3%	to	13.77%	*
2006	1.10%	to	2.65%	3,262,947	15.12	to	14.5	48,966,115	0.68%	16.52%	to	14.7%
2005	1.10%	to	2.75%	2,671,311	12.98	to	12.62	34,592,870	0.39%	17.44%	to	15.49%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2009	0.80%	to	1.40%	592,992	$12.28	to	11.72	$6,997,937	0.52%	56.14%	to	55.19%
2008	0.80%	to	1.40%	634,932	7.87	to	7.55	4,824,772	0.60%	-51.57%	to	-51.86%
2007	0.80%	to	1.40%	841,048	16.24	to	15.69	13,262,544	0.93%	4.75%	to	4.11%
2006	0.80%	to	1.40%	959,780	15.5	to	15.07	14,522,707	0.54%	15.27%	to	14.58%
2005	0.80%	to	1.40%	1,313,761	13.45	to	13.15	17,327,837	0.00%	1.74%	to	1.12%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2009	0.80%	to	2.95%	10,706,434	10.78	to	9.95	112,298,334	7.94%	34.51%	to	31.6%
2008	0.80%	to	2.95%	10,666,736	8.01	to	7.56	83,813,696	5.45%	-30.22%	to	-31.73%
2007	0.80%	to	2.95%	10,613,089	11.48	to	11.07	120,358,043	3.75%	2.92%	to	0.68%
2006	0.80%	to	2.80%	4,753,427	11.16	to	11.01	52,751,296	0.46%	11.57%	to	10.07%	*
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
2009	0.95%	to	3.00%	5,182,224	11.6	to	11.22	68,954,337	1.46%	16.23%	to	13.82%
2008	0.95%	to	3.00%	6,005,955	9.98	to	9.86	69,210,732	1.80%	-27.79%	to	-29.29%
2007	0.95%	to	3.00%	7,191,142	13.82	to	13.94	115,583,625	2.42%	-3.62%	to	-5.62%
2006	0.95%	to	3.00%	8,485,936	14.33	to	14.78	142,480,300	1.10%	16.01%	to	13.62%
2005	0.95%	to	3.00%	8,398,809	12.36	to	13	122,425,253	0.91%	2.45%	to	0.33%
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2009	0.65%	to	3.25%	10,676,595	8.85	to	14.23	182,350,127	0.77%	28.32%	to	24.96%
2008	0.75%	to	3.05%	3,847,456	6.89	to	11.52	51,984,101	1.08%	-33.52%	to	-35.06%
2007	0.80%	to	3.05%	3,336,527	9.87	to	17.74	68,664,008	0.72%	-3.16%	to	-5.37%
2006	0.80%	to	2.80%	3,184,805	10.19	to	18.93	68,147,428	0.58%	1.91%	to	13.71%	*
2005	0.95%	to	2.65%	2,432,175	15.07	to	18.19	45,353,134	0.81%	7.74%	to	5.89%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2009	0.80%	to	2.80%	2,307,480	10.99	to	15.11	36,881,360	4.14%	71.25%	to	67.8%
2008	0.80%	to	2.80%	2,181,313	6.42	to	9.01	20,523,237	2.72%	-53.05%	to	-54%
2007	0.80%	to	2.80%	2,877,413	13.67	to	19.58	57,939,683	1.81%	27.66%	to	25.08%
2006	0.80%	to	2.80%	1,703,817	10.71	to	15.66	27,220,949	1.21%	7.06%	to	24.59%	*
2005	1.10%	to	2.75%	588,613	12.71	to	12.57	7,454,753	0.17%	27.11%	to	25.7%	*
Templeton Foreign Securities Fund - Class 2 (TIF2)
2009	0.95%	to	2.25%	300,587	16.08	to	17.84	5,623,798	3.46%	35.74%	to	33.96%
2008	0.95%	to	2.25%	358,613	11.85	to	13.32	4,967,042	2.39%	-40.95%	to	-41.72%
2007	0.95%	to	2.25%	462,809	20.06	to	22.86	10,928,425	1.98%	14.35%	to	12.85%
2006	0.95%	to	2.25%	531,179	17.54	to	20.25	11,028,499	1.19%	20.29%	to	18.72%
2005	0.95%	to	2.25%	634,836	14.58	to	17.06	11,022,531	1.12%	9.13%	to	7.7%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2009	0.80%	to	3.30%	6,859,765	10.04	to	12.14	91,812,073	5.47%	36.1%	to	32.67%
2008	0.65%	to	3.25%	25,106,259	6.17	to	9.17	247,362,383	2.54%	-40.78%	to	-42.33%
2007	0.80%	to	3.25%	16,511,364	12.48	to	15.91	278,332,427	1.98%	14.52%	to	11.67%
2006	0.80%	to	3.25%	8,716,921	10.89	to	14.24	129,480,230	1.07%	8.94%	to	17.53%	*
2005	0.95%	to	2.90%	3,144,611	12.6	to	12.19	39,198,071	1.15%	9.09%	to	6.95%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2009	0.80%	to	2.75%	5,360,877	14.32	to	13.7	77,988,157	14.04%	17.74%	to	15.42%
2008	0.80%	to	2.80%	5,797,396	12.17	to	11.85	72,143,518	3.87%	5.36%	to	3.23%
2007	0.80%	to	2.80%	4,159,217	11.55	to	11.48	49,473,961	2.64%	10.14%	to	7.91%
2006	1.10%	to	2.65%	1,905,578	10.95	to	10.66	20,725,398	2.53%	11.61%	to	9.86%
2005	1.15%	to	2.65%	501,187	9.81	to	9.71	4,902,407	0.88%	-1.94%	to	-2.93%	*
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2009	0.80%	to	2.65%	1,391,741	8.55	to	8.29	11,759,706	4.02%	29.21%	to	26.8%
2008	0.80%	to	2.65%	456,888	6.62	to	6.54	3,010,257	3.50%	-33.79%	to	-34.62%	*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return***			Inception Date*
Growth Portfolio - I Class Shares (AMTG)
2009	1.30%			12	$42.58			$511	0.00%	28.66%
2008	0.80%	to	1.40%	2,411,370	12.76	to	14.52	67,084,772	0.00%	-44.13%	to	-44.47%
2007	0.80%	to	1.40%	2,896,657	22.83	to	26.15	143,154,846	0.00%	21.71%	to	20.97%
2006	0.80%	to	1.40%	3,507,840	18.76	to	21.62	141,328,488	0.00%	13.16%	to	12.48%
2005	0.80%	to	1.40%	4,407,773	16.58	to	19.22	155,259,354	0.00%	12.59%	to	11.91%
Guardian Portfolio - I Class Shares (AMGP)
2008	0.80%	to	1.40%	928,163	9.15	to	8.57	8,023,491	0.53%	-37.75%	to	-38.13%
2007	0.80%	to	1.40%	1,105,261	14.69	to	13.86	15,420,332	0.26%	6.52%	to	5.88%
2006	0.80%	to	1.40%	1,399,614	13.79	to	13.09	18,425,578	0.61%	12.47%	to	11.79%
2005	0.80%	to	1.40%	1,777,747	12.26	to	11.71	20,912,861	0.14%	7.53%	to	6.88%
International Portfolio - S Class Shares (AMINS)
2008	0.80%	to	3.25%	1,025,292	5.65	to	7.1	7,732,508	0.00%	-46.87%	to	-48.18%
2007	0.80%	to	3.25%	20,563,376	10.64	to	13.71	293,656,493	2.14%	2.38%	to	-0.16%
2006	0.80%	to	3.25%	10,936,799	10.39	to	13.73	153,950,501	0.34%	3.93%	to	19.45%	*
2005	1.10%	to	2.90%	816,611	11.66	to	11.52	9,478,809	0.19%	16.64%	to	15.23%	*
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2008	0.95%	to	2.45%	400,219	10.54	to	11.44	4,818,061	0.00%	-44.05%	to	-44.9%
2007	0.95%	to	2.80%	507,184	18.83	to	20.39	10,958,939	0.00%	21.03%	to	18.76%
2006	0.95%	to	2.80%	502,810	15.56	to	17.17	9,020,221	0.00%	13.39%	to	11.27%
2005	0.95%	to	2.80%	497,419	13.72	to	15.43	7,966,901	0.00%	12.35%	to	10.26%
Partners Portfolio- I Class Shares (AMTP)
2008	0.80%	to	1.40%	4,031,046	14.91	to	17.56	71,403,179	0.49%	-52.77%	to	-53.06%
2007	0.80%	to	1.40%	4,821,251	31.57	to	37.41	181,803,724	0.61%	8.46%	to	7.8%
2006	0.80%	to	1.40%	5,867,088	29.1	to	34.71	205,069,108	0.68%	11.35%	to	10.67%
2005	0.80%	to	1.40%	7,134,701	26.14	to	31.36	225,087,003	0.95%	17.1%	to	16.4%
Regency Portfolio - S Class Shares (AMRS)
2008	0.80%	to	2.95%	1,216,019	5.6	to	6.46	8,275,433	0.93%	-46.38%	to	-47.55%
2007	0.80%	to	2.95%	1,309,013	10.44	to	12.31	16,737,536	0.38%	2.22%	to	0%
2006	0.80%	to	2.55%	1,440,361	10.21	to	12.39	18,134,505	0.33%	2.14%	to	8.11%	*
2005	1.10%	to	2.70%	345,932	11.58	to	11.45	3,990,761	0.00%	15.77%	to	14.53%	*
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2009	0.80%	to	2.80%	371,443	7.12	to	9.44	4,086,114	0.00%	21.77%	to	19.32%
2008	0.80%	to	2.80%	406,370	5.85	to	7.91	3,706,928	0.00%	-39.96%	to	-41.17%
2007	0.80%	to	2.80%	392,938	9.74	to	13.45	6,032,559	0.00%	-0.29%	to	-2.32%
2006	0.80%	to	2.50%	399,331	9.77	to	15.09	6,218,632	0.00%	-2.34%	to	2.63%	*
2005	0.95%	to	2.50%	361,496	12.43	to	14.71	5,431,443	0.00%	1.92%	to	0.33%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2009	0.80%	to	2.95%	2,058,008	11.32	to	11.95	27,018,092	2.16%	30.38%	to	27.55%
2008	0.80%	to	3.05%	2,392,040	8.68	to	9.31	24,246,445	0.27%	-39.93%	to	-41.29%
2007	0.80%	to	3.25%	29,683,131	14.45	to	15.71	500,470,234	0.10%	6.75%	to	4.1%
2006	0.80%	to	3.25%	14,567,602	13.54	to	15.09	232,049,667	0.09%	12.8%	to	10.02%
2005	0.80%	to	3.00%	2,318,131	12	to	13.81	33,095,968	0.00%	6%	to	3.66%
Balanced Fund/VA - Non-Service Shares (OVMS)
2009	0.80%	to	1.40%	2,404,729	16.46	to	17.26	50,938,065	0.00%	20.92%	to	20.19%
2008	0.80%	to	1.40%	2,972,160	13.61	to	14.36	52,339,138	2.98%	-43.92%	to	-44.26%
2007	0.80%	to	1.40%	3,793,326	24.27	to	25.77	119,039,885	2.68%	2.95%	to	2.33%
2006	0.80%	to	1.40%	4,523,880	23.58	to	25.18	137,769,586	2.17%	10.26%	to	9.59%
2005	0.80%	to	1.40%	5,647,775	21.38	to	22.98	155,150,510	1.80%	3.06%	to	2.44%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Capital Appreciation Fund/VA - Service Class (OVCAFS)
2009	0.95%	to	2.95%	3,035,663	$11.08	to	10.93	$40,147,457	0.01%	42.78%	to	39.9%
2008	0.95%	to	2.95%	3,576,621	7.76	to	7.81	33,310,024	0.00%	-46.18%	to	-47.27%
2007	0.95%	to	2.95%	3,981,882	14.42	to	14.82	69,363,812	0.01%	12.77%	to	10.48%
2006	0.95%	to	2.95%	4,129,863	12.79	to	13.41	64,078,686	0.19%	6.66%	to	4.51%
2005	0.95%	to	2.90%	4,173,108	11.99	to	12.85	61,055,416	0.66%	3.87%	to	1.83%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	0.80%	to	1.40%	3,323,768	15.19	to	14.08	47,274,803	0.33%	43.36%	to	42.5%
2008	0.80%	to	1.40%	3,977,449	10.59	to	9.88	39,665,920	0.15%	-45.95%	to	-46.28%
2007	0.80%	to	1.40%	4,805,480	19.6	to	18.39	89,129,237	0.24%	13.23%	to	12.54%
2006	0.80%	to	1.40%	6,037,158	17.31	to	16.34	99,391,010	0.39%	7.09%	to	6.44%
2005	0.80%	to	1.40%	7,865,933	16.16	to	15.36	121,515,526	0.95%	4.26%	to	3.63%
Core Bond Fund/VA - Non-Service Shares (OVB)
2009	0.80%	to	1.40%	2,839,959	11.72	to	11.75	42,563,966	0.00%	8.74%	to	8.08%
2008	0.80%	to	1.40%	3,473,316	10.78	to	10.87	48,106,805	4.82%	-39.54%	to	-39.9%
2007	0.80%	to	1.40%	4,466,808	17.82	to	18.09	102,125,225	5.26%	3.55%	to	2.92%
2006	0.80%	to	1.40%	5,265,751	17.21	to	17.57	115,936,276	5.40%	4.44%	to	3.81%
2005	0.80%	to	1.40%	6,433,177	16.48	to	16.93	135,323,164	5.43%	1.77%	to	1.15%
Global Securities Fund/VA - Class 3 (OVGS3)
2009	0.80%	to	1.40%	3,525,444	19.39	to	18.62	66,015,905	2.26%	38.58%	to	37.74%
2008	0.80%	to	1.40%	4,134,462	13.99	to	13.52	56,156,335	1.57%	-40.67%	to	-41.03%
2007	0.80%	to	1.40%	4,898,499	23.58	to	22.92	112,720,550	1.39%	5.48%	to	4.84%
2006	0.80%	to	1.40%	5,524,646	22.35	to	21.86	121,147,673	0.98%	16.75%	to	16.05%
2005	0.80%	to	1.40%	5,308,749	19.15	to	18.84	100,226,186	0.96%	13.43%	to	12.74%
Global Securities Fund/VA - Class 4 (OVGS4)
2009	0.75%	to	2.70%	5,304,073	8.31	to	11.77	67,081,618	1.89%	38.33%	to	35.62%
2008	0.95%	to	2.70%	5,863,169	9.43	to	8.68	53,981,607	1.24%	-40.91%	to	-41.96%
2007	0.95%	to	2.70%	6,661,852	15.96	to	14.96	104,330,390	1.12%	5.05%	to	3.18%
2006	0.95%	to	2.70%	6,304,392	15.2	to	14.5	94,470,011	0.85%	16.29%	to	14.24%
2005	0.95%	to	2.50%	5,674,152	13.07	to	12.73	73,470,008	0.64%	12.97%	to	11.2%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2009	0.80%	to	1.40%	3,835,051	34.48	to	32.9	134,559,408	2.32%	38.65%	to	37.82%
2008	0.80%	to	1.40%	4,605,983	24.87	to	23.88	117,211,377	1.61%	-40.67%	to	-41.03%
2007	0.80%	to	1.40%	5,756,123	41.92	to	40.49	248,042,653	1.41%	5.46%	to	4.82%
2006	0.80%	to	1.40%	7,165,665	39.75	to	38.62	294,029,956	1.05%	16.75%	to	16.05%
2005	0.80%	to	1.40%	8,956,758	34.04	to	33.28	315,862,240	1.04%	13.4%	to	12.71%
Global Securities Fund/VA - Service Class (OVGSS)
2009	0.95%	to	2.30%	584,534	15.66	to	18.35	11,225,732	2.01%	38.03%	to	36.15%
2008	0.95%	to	2.30%	675,950	11.35	to	13.48	9,467,392	1.32%	-40.9%	to	-41.71%
2007	0.95%	to	2.30%	862,593	19.2	to	23.12	20,585,407	1.22%	5.07%	to	3.63%
2006	0.95%	to	2.30%	967,988	18.27	to	22.31	22,124,575	0.88%	16.25%	to	14.67%
2005	0.95%	to	2.30%	1,118,144	15.72	to	19.46	22,094,897	0.85%	12.98%	to	11.44%
High Income Fund/VA - Class 3 (OVHI3)
2009	0.80%	to	1.40%	153,077	2.53	to	2.49	382,251	0.00%	25.74%	to	24.98%
2008	0.80%	to	1.40%	126,679	2.01	to	1.99	252,740	4.88%	-79.06%	to	-79.19%
2007	0.80%	to	1.40%	48,923	9.61	to	9.57	468,403	0.00%	-3.91%	to	-4.3%	*
High Income Fund/VA - Class 4 (OVHI4)
2009	0.95%	to	2.80%	2,841,679	2.54	to	2.42	7,101,139	0.00%	25.22%	to	22.88%
2008	0.95%	to	2.80%	2,070,239	2.03	to	1.97	4,158,939	5.83%	-78.83%	to	-79.23%
2007	0.95%	to	2.75%	991,751	9.59	to	9.47	9,472,520	0.00%	-4.12%	to	-5.29%	*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
High Income Fund/VA - Non-Service Shares (OVHI)
2009	0.80%	to	1.40%	16,502	$2.75	to	2.69	$44,537	0.00%	24.31%	to	23.56%
2008	0.80%	to	1.40%	23,524	2.21	to	2.18	51,336	8.75%	-78.84%	to	-78.97%
2007	0.80%	to	1.40%	49,246	10.46	to	10.35	510,531	7.99%	-0.91%	to	-1.51%
2006	1.30%	to	1.40%	87,967	10.52	to	10.51	924,954	0.00%	5.16%	to	5.09%	*
High Income Fund/VA - Service Class (OVHIS)
2009	0.95%	to	2.70%	1,019,129	3.29	to	3.31	3,646,990	0.00%	24.75%	to	22.55%
2008	0.95%	to	2.70%	1,274,342	2.64	to	2.7	3,677,309	7.68%	-78.78%	to	-79.15%
2007	0.95%	to	2.70%	1,877,575	12.44	to	12.94	25,692,805	8.06%	-1.42%	to	-3.17%
2006	0.95%	to	2.75%	3,180,409	12.62	to	12.22	44,449,263	7.17%	8.19%	to	6.23%
2005	0.95%	to	2.45%	3,038,153	11.66	to	12.67	39,502,363	5.82%	1.04%	to	-0.49%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2009	0.80%	to	1.40%	1,710,096	8.52	to	8.03	13,848,126	1.95%	27.26%	to	26.49%
2008	0.80%	to	1.40%	2,022,607	6.69	to	6.35	12,938,096	1.56%	-38.96%	to	-39.33%
2007	0.80%	to	1.40%	2,487,109	10.97	to	10.47	26,194,088	1.03%	3.58%	to	2.95%
2006	0.80%	to	1.40%	2,841,846	10.59	to	10.17	29,040,677	1.13%	14.11%	to	13.42%
2005	0.80%	to	1.40%	3,231,392	9.28	to	8.96	29,087,134	1.38%	5.13%	to	4.5%
Main Street Fund(R)/VA - Service Class (OVGIS)
2009	0.65%	to	3.25%	24,250,057	7.96	to	10.62	307,298,432	1.47%	27.16%	to	23.83%
2008	0.65%	to	3.25%	27,005,578	6.26	to	8.57	272,771,613	1.22%	-39.02%	to	-40.62%
2007	0.95%	to	3.25%	24,014,369	14.72	to	14.44	402,804,694	0.63%	3.16%	to	0.75%
2006	0.95%	to	3.25%	14,409,505	14.27	to	14.33	236,003,634	0.48%	13.67%	to	11.04%
2005	0.95%	to	2.95%	3,831,295	12.56	to	13.01	55,729,762	0.95%	4.74%	to	2.63%
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
2009	0.80%	to	1.40%	552,543	8.26	to	8.08	4,477,598	0.88%	36.1%	to	35.27%
2008	0.80%	to	1.40%	440,857	6.07	to	5.97	2,638,595	0.51%	-38.33%	to	-38.7%
2007	0.80%	to	1.40%	418,752	9.84	to	9.74	4,084,325	0.29%	-2%	to	-2.6%
2006	0.80%	to	1.40%	227,665	10.04	to	10	2,277,965	0.00%	0.41%	to	0.01%	*
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)
2009	0.95%	to	3.30%	2,081,552	13.34	to	13.88	35,691,628	1.16%	35.58%	to	32.36%
2008	0.65%	to	3.25%	8,337,343	6.27	to	10.52	105,311,346	0.29%	-38.41%	to	-40.02%
2007	0.95%	to	3.25%	6,050,092	16.03	to	17.54	125,648,459	0.13%	-2.33%	to	-4.61%
2006	0.95%	to	3.25%	3,305,000	16.41	to	18.39	70,852,158	0.01%	13.57%	to	10.94%
2005	0.95%	to	2.90%	1,105,896	14.45	to	16.74	21,104,247	0.00%	8.68%	to	6.54%
MidCap Fund/VA - Non-Service Shares (OVAG)
2009	0.80%	to	1.40%	1,983,089	4.49	to	4.23	8,468,612	0.00%	31.55%	to	30.75%
2008	0.80%	to	1.40%	2,176,324	3.41	to	3.24	7,101,334	0.00%	-49.48%	to	-49.78%
2007	0.80%	to	1.40%	2,576,050	6.75	to	6.45	16,720,309	0.00%	5.48%	to	4.84%
2006	0.80%	to	1.40%	3,147,364	6.4	to	6.15	19,465,941	0.00%	2.13%	to	1.52%
2005	0.80%	to	1.40%	4,765,383	6.27	to	6.06	28,985,432	0.00%	11.43%	to	10.76%
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
2009	1.05%	to	2.60%	329,454	10.67	to	10.56	3,719,305	2.72%	28.45%	to	26.44%
2008	1.05%	to	2.80%	387,088	8.31	to	8.26	3,423,016	2.18%	-39.34%	to	-40.42%
2007	1.05%	to	2.80%	468,881	13.69	to	13.86	6,876,101	1.36%	-7.03%	to	-8.68%
2006	1.05%	to	2.80%	551,603	14.73	to	15.18	8,748,454	1.52%	14.7%	to	12.67%
2005	0.95%	to	2.80%	644,011	12.87	to	13.47	8,937,063	1.64%	4.23%	to	2.29%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Putnam VT International Equity Fund - IB Shares (PVTIGB)
2009	1.15%	to	2.40%	46,786	$14.93	to	13.72	$681,273	0.00%	23.2%	to	21.64%
2008	1.15%	to	2.40%	61,180	12.12	to	11.28	724,632	2.19%	-44.6%	to	-45.3%
2007	1.15%	to	2.40%	71,037	21.88	to	20.62	1,525,012	2.96%	7.11%	to	5.75%
2006	1.15%	to	2.40%	87,538	20.43	to	19.5	1,761,143	0.61%	26.25%	to	24.66%
2005	1.15%	to	2.65%	92,906	16.18	to	15.53	1,485,977	1.49%	10.91%	to	9.23%
Putnam VT Voyager Fund - IB Shares (PVTVB)
2009	0.95%	to	2.80%	213,154	12.92	to	12.5	2,875,568	0.65%	62.34%	to	59.31%
2008	1.15%	to	2.80%	142,184	8.63	to	7.85	1,187,340	0.00%	-37.76%	to	-38.8%
2007	1.15%	to	2.80%	168,443	13.87	to	12.82	2,271,117	0.00%	4.3%	to	2.55%
2006	0.95%	to	2.80%	213,216	12.21	to	12.5	2,766,251	0.10%	4.44%	to	2.49%
2005	0.95%	to	2.80%	276,236	11.69	to	12.2	3,456,648	0.71%	4.69%	to	2.74%
Diversified Stock Fund Class A Shares (VYDS)
2009	1.15%	to	2.10%	43,065	12.53	to	11.78	531,815	0.81%	25.6%	to	24.39%
2008	1.15%	to	2.10%	57,375	9.98	to	9.47	564,917	0.75%	-38.58%	to	-39.17%
2007	1.15%	to	2.10%	66,078	16.25	to	15.57	1,063,078	0.66%	8.68%	to	7.63%
2006	1.15%	to	2.10%	65,321	14.95	to	14.47	969,737	0.30%	12.38%	to	11.3%
2005	1.15%	to	2.10%	64,852	13.3	to	13	859,735	0.07%	7.5%	to	6.47%
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.80%	to	2.95%	3,605,643	9.45	to	9.84	37,628,164	0.00%	40.66%	to	37.61%
2008	0.65%	to	3.25%	19,673,406	5.86	to	7.07	147,156,139	0.12%	-43.02%	to	-44.52%
2007	0.80%	to	3.25%	10,055,319	11.81	to	12.74	133,588,581	0.14%	11.58%	to	8.81%
2006	0.80%	to	2.90%	1,860,568	10.59	to	11.78	22,408,234	0.29%	5.86%	to	6.17%	*
2005	1.10%	to	2.90%	596,546	11.23	to	11.1	6,676,122	0.19%	12.32%	to	10.96%	*
Equity Income Portfolio - II (TREI2)
2009	0.80%	to	3.30%	7,776,288	8.86	to	8.87	74,780,990	1.74%	24.25%	to	21.12%
2008	0.80%	to	2.95%	7,723,076	7.13	to	7.43	60,261,084	2.21%	-36.78%	to	-38.15%
2007	0.80%	to	2.95%	6,128,523	11.28	to	12.01	76,349,143	1.66%	2.2%	to	-0.03%
2006	0.80%	to	2.95%	4,412,317	11.04	to	12.01	54,220,730	1.32%	10.35%	to	15.16%	*
2005	1.10%	to	2.80%	1,288,795	10.56	to	10.44	13,568,484	1.31%	5.59%	to	4.39%	*
Limited-Term Bond Portfolio - II (TRLT2)
2009	1.30%			1	11.34			11	3.05%	5.96%
2008	0.80%	to	2.90%	4,360,949	10.79	to	10.08	46,053,950	3.75%	0.5%	to	-1.63%
2007	0.80%	to	2.90%	2,984,605	10.74	to	10.25	31,585,239	3.11%	4.38%	to	2.16%
2006	1.10%	to	2.80%	897,335	10.34	to	10.05	9,206,800	3.73%	2.88%	to	1.12%
2005	1.10%	to	2.70%	297,273	10.05	to	9.95	2,977,178	2.51%	0.54%	to	-0.54%	*
Worldwide Insurance Trust - Worldwide Bond Fund - Class R1 (VWBFR)
2009	0.80%	to	1.40%	509,578	13.43	to	12.98	6,638,304	3.92%	5.13%	to	4.5%
2008	0.80%	to	1.40%	642,414	12.77	to	12.42	8,003,418	8.12%	2.87%	to	2.25%
2007	0.80%	to	1.40%	731,903	12.42	to	12.15	8,910,518	5.57%	8.94%	to	8.27%
2006	0.80%	to	1.40%	690,934	11.4	to	11.22	7,763,189	7.87%	5.55%	to	4.91%
2005	0.80%	to	1.40%	653,908	10.8	to	10.69	6,998,382	6.56%	-3.89%	to	-4.47%
Worldwide Insurance Trust -Worldwide Bond Fund -Initial Class (VWBF)
2009	0.80%	to	1.40%	581,103	18.61	to	19.39	13,329,078	3.83%	5.13%	to	4.5%
2008	0.80%	to	1.40%	703,225	17.7	to	18.55	15,375,868	9.07%	2.78%	to	2.16%
2007	0.80%	to	1.40%	889,847	17.22	to	18.16	19,097,162	6.47%	8.83%	to	8.17%
2006	0.80%	to	1.40%	1,107,173	15.82	to	16.79	21,961,040	8.79%	5.63%	to	4.99%
2005	0.80%	to	1.40%	1,440,459	14.98	to	15.99	26,984,368	7.64%	-3.81%	to	-4.39%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)
2009	0.80%	to	1.40%	886,135	$23.16	to	22.37	$19,920,111	0.14%	111.69%	to	110.41%
2008	0.80%	to	1.40%	763,916	10.94	to	10.63	8,156,428	0.00%	-65.03%	to	-65.25%
2007	0.80%	to	1.40%	1,152,258	31.28	to	30.6	35,362,793	0.40%	36.46%	to	35.63%
2006	0.80%	to	1.40%	1,106,434	22.92	to	22.56	25,013,200	0.53%	38.42%	to	37.59%
2005	0.80%	to	1.40%	877,819	16.56	to	16.4	14,412,087	0.59%	30.81%	to	30.02%
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
2009	0.80%	to	1.40%	1,081,816	21.67	to	20.02	21,882,865	0.17%	111.47%	to	110.2%
2008	0.80%	to	1.40%	1,264,058	10.25	to	9.53	12,153,665	0.00%	-65.06%	to	-65.27%
2007	0.80%	to	1.40%	1,599,935	29.33	to	27.43	44,248,455	0.46%	36.51%	to	35.68%
2006	0.80%	to	1.40%	2,079,717	21.49	to	20.22	42,350,828	0.63%	38.38%	to	37.55%
2005	0.80%	to	1.40%	2,663,102	15.53	to	14.7	39,392,769	0.84%	30.94%	to	30.15%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
2009	0.80%	to	1.40%	1,143,054	28.03	to	27.09	31,107,182	0.26%	56.36%	to	55.41%
2008	0.80%	to	1.40%	1,219,284	17.93	to	17.43	21,333,920	0.35%	-46.53%	to	-46.85%
2007	0.80%	to	1.40%	1,400,348	33.53	to	32.79	46,055,901	0.11%	44.16%	to	43.28%
2006	0.80%	to	1.40%	1,470,219	23.26	to	22.89	33,718,368	0.07%	23.54%	to	22.8%
2005	0.80%	to	1.40%	1,551,985	18.83	to	18.64	28,960,958	0.19%	50.41%	to	49.5%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
2009	0.80%	to	1.40%	761,288	38.92	to	37.02	32,875,757	0.27%	56.27%	to	55.33%
2008	0.80%	to	1.40%	892,365	24.91	to	23.83	24,758,601	0.31%	-46.56%	to	-46.88%
2007	0.80%	to	1.40%	1,118,247	46.61	to	44.87	58,352,118	0.12%	44.19%	to	43.31%
2006	0.80%	to	1.40%	1,340,984	32.32	to	31.31	48,678,714	0.07%	23.5%	to	22.75%
2005	0.80%	to	1.40%	1,699,058	26.17	to	25.51	49,998,755	0.35%	50.46%	to	49.56%
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2009	0.75%	to	2.80%	2,978,019	11.91	to	11.74	35,256,090	0.04%	19.06%	to	17.41%	*
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
2008	0.80%	to	1.40%	1,508,012	15.55	to	18.44	32,197,505	0.00%	-44.8%	to	-45.14%
2007	0.80%	to	1.40%	1,793,964	28.18	to	33.62	69,679,934	0.00%	21.34%	to	20.6%
2006	0.80%	to	1.40%	2,138,630	23.22	to	27.88	68,607,503	0.00%	13.73%	to	13.04%
2005	0.80%	to	1.40%	2,486,339	20.42	to	24.66	70,294,123	0.00%	7.41%	to	6.76%
Advantage Funds Variable Trust - VT Large Company Growth Fund (WFVLCG)
2009	1.60%	to	2.20%	11,201	9.46	to	9.17	103,735	0.38%	41.08%	to	40.22%
2008	1.75%	to	2.20%	11,776	6.66	to	6.54	77,336	0.27%	-40.06%	to	-40.34%
2007	1.75%	to	2.20%	12,402	11.12	to	10.96	136,370	0.00%	5.72%	to	5.23%
2006	1.40%	to	2.20%	13,143	10.6	to	10.41	137,213	0.00%	0.92%	to	0.1%
2005	1.40%	to	2.20%	13,234	10.5	to	10.4	137,863	0.18%	4.22%	to	3.38%
Advantage Funds Variable Trust - VT Money Market Fund (WFVMM)
2009	1.15%	to	1.60%	14,747	10.83	to	10.58	156,783	0.24%	-1.04%	to	-1.49%
2008	1.15%	to	1.40%	20,154	10.95	to	10.84	218,444	1.76%	1.1%	to	0.84%
2007	1.15%	to	1.40%	1,632	10.83	to	10.74	17,585	4.60%	3.47%	to	3.2%
2006	1.15%	to	1.40%	1,635	10.47	to	10.41	17,055	26.87%	3.22%	to	2.96%
2005	1.40%			1,058	10.11			10,698	34.36%	1.11%
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
2008	0.80%	to	1.40%	4,815,928	20.38	to	23.63	144,228,895	1.88%	-40.58%	to	-40.94%
2007	0.80%	to	1.40%	5,757,665	34.29	to	40.01	291,024,130	0.62%	5.78%	to	5.13%
2006	0.80%	to	1.40%	7,005,669	32.42	to	38.06	334,888,686	0.00%	11.32%	to	10.65%
2005	0.80%	to	1.40%	8,710,393	29.12	to	34.39	373,720,329	0.00%	7.02%	to	6.38%
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
2009	0.75%	to	2.50%	775,011	13.14	to	12.45	10,059,269	0.00%	31.36%	to	48.83%	*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Advantage Funds Variable Trust - VT Small-Mid Cap Value Fund (WFVSMV)
2009	1.10%			1,175	$8.2			$9,641	1.27%	58.42%
2008	1.10%	to	1.25%	1,260	5.18	to	5.17	6,526	0.00%	-45.16%	to	-45.24%
2007	1.25%			39	9.43			368	0.00%	-5.65%			*
Advantage Funds Variable Trust - VT Total Return Bond Fund (WFVTRB)
2009	1.15%	to	1.25%	21,348	12.22	to	12.15	259,604	3.69%	10.71%	to	10.59%
2008	1.15%			2,116	11.04			23,352	4.80%	1.21%
2007	1.15%			2,116	10.9			23,072	4.56%	4.96%
2006	1.15%			2,116	10.39			21,981	4.32%	2.63%
2005	1.15%			2,116	10.12			21,419	0.49%	0.73%
Financial Investors First Horizon Core Equity Portfolio (obsolete) (FHGIP)
2005	1.55%	to	2.35%	56,260	10.89	to	10.68	604,067	1.26%	-4.24%	to	-5.02%
First Horizon Capital Appreciation Portfolio (obsolete) (FHCAP)
2005	1.55%	to	2.30%	4,666	11.89	to	11.69	55,110	0.00%	1.46%	to	0.69%
International Equity Flex I Portfolio (obsolete) (WIEP)
2008	0.80%	to	1.40%	1,761,884	10.95	to	10.4	18,463,105	1.68%	-41.51%	to	-41.86%
2007	0.80%	to	1.40%	2,123,568	18.72	to	17.89	38,252,943	1.05%	15.66%	to	14.96%
2006	0.80%	to	1.40%	2,629,775	16.18	to	15.57	41,181,190	0.99%	17.71%	to	17%
2005	0.80%	to	1.40%	3,268,498	13.75	to	13.3	43,719,660	0.84%	16.5%	to	15.8%
International Equity Flex II Portfolio (obsolete) (WVCP)
2008	0.80%	to	1.40%	184,626	8.13	to	7.56	1,407,276	1.73%	-47.18%	to	-47.5%
2007	0.80%	to	1.40%	219,613	15.39	to	14.39	3,186,083	0.00%	-4.73%	to	-5.31%
2006	0.80%	to	1.40%	285,608	16.15	to	15.2	4,372,655	0.00%	12.3%	to	11.62%
2005	0.80%	to	1.40%	377,164	14.38	to	13.62	5,168,448	0.00%	15.22%	to	14.52%
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	0.80%	to	1.40%	243,504	9.34	to	9.08	2,218,666	2.75%	-26.14%	to	-26.59%
2007	0.80%	to	1.40%	265,247	12.64	to	12.36	3,289,279	2.30%	3.78%	to	3.15%
2006	0.80%	to	1.40%	285,299	12.18	to	11.99	3,426,244	2.46%	11.35%	to	10.68%
2005	0.80%	to	1.40%	230,571	10.94	to	10.83	2,499,509	2.31%	1.72%	to	1.11%
Large Cap Growth Fund II (obsolete) (VFLG2)
2008	1.15%	to	2.35%	85,778	7.46	to	7.05	641,766	0.42%	-39.76%	to	-40.49%
2007	1.15%	to	2.35%	90,603	12.39	to	11.85	1,130,341	0.38%	7.89%	to	6.58%
2006	1.15%	to	2.35%	91,381	11.48	to	11.12	1,057,960	0.54%	9.08%	to	7.76%
2005	1.15%	to	2.35%	87,319	10.53	to	10.32	928,731	0.45%	0.85%	to	-0.37%
Large Cap Value Fund II (obsolete) (VFLV2)
2008	1.15%	to	2.40%	105,574	8.62	to	8.13	912,662	1.27%	-40.1%	to	-40.86%
2007	1.15%	to	2.35%	111,241	14.39	to	13.77	1,613,063	1.08%	0.39%	to	-0.83%
2006	1.15%	to	2.35%	100,046	14.34	to	13.89	1,450,895	1.01%	16.26%	to	14.85%
2005	1.15%	to	2.35%	82,930	12.33	to	12.09	1,038,567	0.97%	9.02%	to	7.7%
Managed Allocation Fund - Aggressive Growth II (obsolete) (MBVAG2)
2008	1.15%	to	1.85%	22,130	7.61	to	7.42	166,461	0.45%	-41.31%	to	-41.73%
2007	1.15%	to	1.85%	33,329	12.97	to	12.73	429,215	1.38%	6.46%	to	5.7%
2006	1.15%	to	1.85%	27,147	12.19	to	12.04	329,302	3.32%	13.51%	to	12.71%
2005	1.35%	to	1.75%	11,254	10.72	to	10.69	120,559	1.08%	7.21%	to	6.92%	*
Managed Allocation Fund - Conservative Growth II (obsolete) (MBVCG2)
2008	1.15%	to	1.75%	22,506	8.94	to	8.74	198,924	2.65%	-20.62%	to	-21.1%
2007	1.15%	to	1.75%	8,194	11.26	to	11.08	92,000	2.66%	3.94%	to	3.3%
2006	1.15%	to	1.75%	8,142	10.83	to	10.72	88,038	3.85%	5.73%	to	5.09%
2005	1.25%	to	1.75%	3,652	10.24	to	10.2	37,354	3.18%	2.39%	to	2.04%	*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.80%	to	1.40%	1,380,783	$3.82	to	3.63	$5,042,610	0.00%	-46.54%	to	-46.87%
2007	0.80%	to	1.40%	2,013,233	7.15	to	6.82	13,821,540	0.00%	8.14%	to	7.48%
2006	0.80%	to	1.40%	2,500,190	6.61	to	6.35	15,951,881	0.00%	9.03%	to	8.37%
2005	0.80%	to	1.40%	2,707,801	6.06	to	5.86	15,930,090	0.00%	8.87%	to	8.21%
NVIT Mid Cap Growth Fund - Class II (obsolete) (SGRF2)
2008	0.95%	to	3.20%	2,006,297	8.26	to	8.54	18,751,282	0.00%	-46.79%	to	-48.01%
2007	0.95%	to	3.25%	16,359,805	15.52	to	16.39	287,785,579	0.00%	7.69%	to	5.18%
2006	0.95%	to	3.25%	7,591,461	14.41	to	15.58	124,920,647	0.00%	8.61%	to	6.09%
2005	0.95%	to	2.90%	1,755,225	13.27	to	14.83	26,824,934	0.00%	8.56%	to	6.43%
Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)
2008	0.80%	to	1.40%	654,300	9.66	to	9.39	6,164,916	1.13%	-33.74%	to	-34.14%
2007	0.80%	to	1.40%	934,069	14.58	to	14.26	13,355,230	0.93%	1.63%	to	1.01%
2006	0.80%	to	1.40%	1,328,877	14.35	to	14.12	18,795,204	0.59%	15.91%	to	15.21%
2005	0.80%	to	1.40%	2,326,240	12.38	to	12.25	28,535,450	0.22%	8.34%	to	7.69%
Small Cap Value II VCT Portfolio - Class I (obsolete) (SFRSCV)
2005	0.95%	to	1.05%	80,124	15.46	to	15.43	1,237,644	0.48%	13.86%	to	13.74%
Variable Contracts Trust - Small Cap Value VCT Portfolio - Class I Shares (obsolete) (PISVP1)
2008	0.95%	to	1.05%	105,733	6.12	to	6.1	646,042	0.60%	-38.59%	to	-38.65%
2007	0.95%	to	1.05%	117,897	9.96	to	9.95	1,173,591	0.73%	-7.85%	to	-7.94%
2006	0.95%	to	1.05%	124,148	10.81	to	10.8	1,341,708	0.26%	8.1%	to	8.04%	*

2009	Reserves for annuity contracts in payout phase:							8,394,197
2009	Contract owners equity:							$21,471,280,300
2008	Reserves for annuity contracts in payout phase:							7,453,205
2008	Contract owners equity:							$16,006,481,073
2007	Reserves for annuity contracts in payout phase:							12,121,909
2007	Contract owners equity:							$22,175,260,947
2006	Reserves for annuity contracts in payout phase:							11,157,956
2006	Contract owners equity:							$17,880,717,436
2005	Reserves for annuity contracts in payout phase:							9,694,221
2005	Contract owners equity:							$13,950,161,968
*	Denotes the minimum and/or maximum of the total return ranges, for underlying mutual fund options that were added and funded during the reporting period. One or both of the returns presented may not be annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such case, the total return presented is representative of all units issued and outstanding at period end.
**	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
***	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or contract maintenance charges, that result in direct reductions to the contractholder accounts through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
****	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of the value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-II:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2009, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2009, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 10, 2010